                              SEASONS SERIES TRUST

                               ------------------

                                 ANNUAL REPORT
                                 MARCH 31, 1999

                 [LOGO]
                                                         [LOGO]

DEAR INVESTOR:

We are pleased to provide you with the annual report dated March 31, 1999 for the Seasons Series Trust, the underlying investment for both the Seasons Variable Annuity and the Seasons Select Variable Annuity. It was an exciting 12 months in the financial markets as the Dow Jones Industrial Average* eclipsed the 10,000 point barrier for the first time in history. Strong domestic growth coupled with low inflation provided a very positive environment for financial assets, as both stock and bond markets advanced. The highly competitive performance of the underlying portfolios in your Seasons investment was in part due to the substantial advances of sectors such as technology and communication. Also, assets of both Seasons and Seasons Select Variable Annuity continued to grow over the period as we focused our efforts to help you reach your long-term investment goals.

To recap the past twelve months and provide some forecasts and insight, we include commentary on the state of the economy and the financial markets. In addition, the world-class management firms that handle the assets in the Seasons Series Trust contributed their thoughts on both the equity and fixed-income markets.

THE YEAR IN REVIEW AND OUTLOOK FOR 1999-2000
U.S. EQUITY MARKET

As concerns over Asia and many other emerging markets rippled into U.S. equity markets in July and August, many of the period's early gains were wiped out. This trend proved to be very short lived and markets rebounded sharply in the fourth quarter of 1998. U. S. markets still had to digest the uncertainty of devaluation in Brazil, rumors of China's imminent devaluation, the impeachment of President Clinton, and moderate earnings growth. Yet, strong domestic economic growth continued throughout the period. The advance in the U.S. economy was largely driven by the consumer -- historically high levels of consumption helped the economy grow at a robust rate of 4% over the past 12 months. Overall, equity markets responded favorably, but the largest most liquid companies dominated and led the advance throughout the period. The first quarter of 1999 saw many indices reach all-time highs. However, market performance remained narrow, with five stocks accounting for one-half of the performance of the Standard & Poor's 500 and 18 stocks contributing 100% of its performance.

Although there are signs of continued economic stability, the outlook for the U.S. equity markets is varied. We feel that a long-term perspective will reward investors.

  Outlook from Janus Capital Corporation

  "GOING FORWARD, WE REMAIN OPTIMISTIC ON THE OUTLOOK FOR CONTINUED ECONOMIC GROWTH AND BENIGN INFLATION. HOWEVER, WE BELIEVE WE WILL SEE A CONTINUED DIVERGENCE BETWEEN RAPIDLY GROWING SECTORS, SUCH AS TECHNOLOGY AND TELECOMMUNICATIONS, AND THE SLOWER-GROWING INDUSTRIAL AND MANUFACTURING SECTORS. IN THIS ENVIRONMENT, INVESTORS WILL CONTINUE TO PLACE A PREMIUM ON COMPANIES ABLE TO GROW THEIR EARNINGS REGARDLESS OF THE BROADER ENVIRONMENT."

                                                                ----------------

  Outlook from SunAmerica Asset Management Corporation

  "WE CONTINUE TO BELIEVE THAT THE CURRENT FAVORABLE ECONOMIC CONDITIONS ARE LIKELY TO CONTINUE. WE REMAIN IN A MODERATE GROWTH, LOW INFLATIONARY ENVIRONMENT. LOW INFLATION, THE KEY TO THE FINANCIAL MARKET'S SUCCESS, IS A TREND THAT IS NOT GOING TO DISAPPEAR AS GLOBAL COMPETITION AND ENHANCED PRODUCTIVITY SHOW NO SIGNS OF DIMINISHING. PERHAPS LATER THIS YEAR, AS WE SEE MORE EVIDENCE OF A GLOBAL ECONOMIC RECOVERY, THE MARKET WILL BROADEN. IN THE NEAR TERM, HOWEVER, YOU WILL PROBABLY SEE MORE OF THE SAME, NARROW PERFORMANCE. VOLATILITY, OF COURSE, WILL CONTINUE."

  Outlook from Putnam Investment Management, Inc.

  "U.S. EQUITIES APPEAR VULNERABLE AS RISING INTEREST RATES AND LOFTY VALUATIONS DIMINISH 1999'S OUTLOOK. WE ARE OVERWEIGHTING U.S. LARGE-CAP EQUITIES VERSUS SMALL-CAP EQUITIES AND EUROPEAN EQUITIES VERSUS U.S. EQUITIES AND RECOMMEND AN OVERWEIGHT ALLOCATION TO U.S. BONDS BASED ON THEIR FAVORABLE VALUE RELATIVE TO EQUITIES."

  Outlook from T. Rowe Price Associates, Inc.

  "LOOKING FORWARD, WE BELIEVE THE DOMESTIC STOCK MARKET COULD EXPERIENCE INCREASING VOLATILITY AS THE YEAR PROGRESSES, AND THAT RETURNS THIS YEAR WILL BE MORE MODERATE THAN THOSE OF THE PAST FEW YEARS."

U.S. FIXED INCOME MARKET

Over the past 12 months, the global economy and financial markets have come full circle. Last April, long-term Treasury yields were trending slowly upward on expectations of stronger global growth and an end to the Asian financial crisis. The global economic and financial trend reversed in May, as crises in emerging markets caused a global credit crunch. This led to a sharp sell-off in stocks and a global flight-to-quality. Large amounts of capital flooded into the Treasury market, driving long-term yields to record lows early in the fourth quarter. As the overall picture worsened, the Federal Reserve intervened and cut short-term interest rates three times to avert a liquidity crisis. Overall, U.S. fixed-income markets failed to significantly benefit from the three autumn rate cuts as long-term interest rates cycled upward and ended the year nearly unchanged. In the first quarter of 1999, U.S. bond yields moved sharply higher in response to robust U.S. economic growth and speculation of a Fed rate hike. The high-yield market rebounded from prior weakness to outperform all other domestic fixed-income categories in recent months.

  Outlook from Wellington Management Company, LLP

  "THE YIELD-ENHANCING SECTORS -- CORPORATES AND MORTGAGES -- CONTINUE TO HOLD VERY GOOD VALUE DESPITE THE RECENT NARROWING OF YIELD SPREADS. WE PLAN TO MAINTAIN HEAVY EXPOSURE IN THESE SECTORS. RETURNS WILL BE ENHANCED BY THE INCREMENTAL INCOME THAT WE EARN OVER TIME AND BY ANY NARROWING OF YIELD SPREADS BETWEEN THESE SECTORS AND TREASURIES. AS YIELD SPREADS COMPRESS, WE WILL MOVE BACK INTO THE TREASURY SECTOR FOR VALUE. IT IS ONLY A MATTER OF TIME BEFORE INVESTORS REFOCUS ON THE LONG TERM FAVORABLE FORCES AFFECTING THIS SECTOR."

  Outlook from SunAmerica Asset Management Company

  "ALTHOUGH INFLATION REMAINED UNDER CONTROL, WE CONTINUE TO WATCH WAGE INFLATION AND ITS IMPACT ON CORPORATE EARNINGS. FOR THE FIRST TIME IN SEVERAL QUARTERS, FOLLOWING 72-INTEREST RATE CUTS IN THE FOURTH QUARTER GLOBALLY; THE WORD "RE-FLATION" STARTED TO REAPPEAR. LOOKING AHEAD TO THE NEXT SEVERAL QUARTERS WE RECOGNIZE THE NEED TO WATCH FOR SIGNS OF INFLATION AND ITS EFFECT ON THE LONG BOND."

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2

GLOBAL MARKET

Global markets were volatile in 1998. This was largely due to the continued economic slump in Asia and pressure on corporate earnings. This volatility peaked in August when the Russian financial crisis triggered a broad sell-off in global equity markets. In response, the Federal Reserve joined other global central banks and aggressively cut short-term interest rates. These cuts helped infuse capital into market systems worldwide, restoring liquidity and calming the worries of many market participants.

The first quarter of 1999 saw the introduction of the Euro, the devaluation of the Brazilian currency, a rebound in Asian economies, and a powerful rally in Japanese equities. Beyond Japan, Pacific Basin economies also continued to show improvement as confidence in these regions returned.

  Looking towards the remainder of 1999, Wellington Management Company, LLP offers the following insights:

  "THE U.S. CONSUMER HAS KEPT THE ECONOMY BOOMING AND G-7 CENTRAL BANKS HAVE EASED MONETARY CONDITIONS. HOWEVER, THE TRUE WILD CARD IS JAPAN. IF THEY SUCCEED IN THEIR COMMITMENT TO RE-INFLATE THE ECONOMY, GLOBAL LIQUIDITY WILL BE BOOSTED AND U.S. AND JAPANESE INTEREST RATES WILL RISE TO DISCOUNT A HIGHER NOMINAL GROWTH SCENARIO. IF THEY FAIL, OTHER NATIONS WILL BE FORCED TO LIQUEFY THE GLOBAL SYSTEM BY KEEPING SHORT RATES LOW FOR LONGER THAN THEY WOULD LIKE AND ANY HICCUP IN LATIN AMERICA OR EASTERN EUROPE WILL HAVE LARGER REPERCUSSIONS ON U.S. GROWTH."

IN CONCLUSION

The overall backdrop for financial assets remains very positive, yet it is prudent to keep in mind the possibility of short-term market volatility. By investing with Seasons and Seasons Select, your assets are managed by some of the top financial professionals around the globe. In addition, the diversification available in these products can help shield your portfolio from a certain amount of market volatility and help manage your risk. These products are intended for those with a long-term perspective. We urge you to meet with your investment representative regularly to remain focused on your investment objectives. We strive to continue to provide you with the simplicity and performance to help you meet your goals.

Again, we thank you for choosing Seasons or Seasons Select and appreciate the confidence you have placed in our partnership with some of the top investment professionals and money management firms in the country. We look forward to the opportunity to continue to serve you.

Sincerely,

/s/ Eli Broad

Eli Broad
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
ANCHOR NATIONAL LIFE INSURANCE COMPANY

May 20, 1999

---------------------

*Represents 30 of the largest industrial companies in the United States. The index sometimes is used to represent the overall U.S. equity market.

                                                                ----------------
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----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 68.2%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.5%
APPAREL & TEXTILES -- 0.4%
Gerber Childrenswear, Inc.+ ............          2,100   $      13,256
Gucci Group NV .........................          1,800         144,900
Oakley, Inc.+ ..........................         13,000          90,188

AUTOMOTIVE -- 0.8%
Autobytel, Inc.+ .......................            700          29,313
DaimlerChrysler AG+ ....................          1,000          85,812
Federal-Mogul Corp. ....................          5,845         251,335
Ford Motor Co. .........................          1,800         102,150
General Motors Corp. ...................          1,000          86,875

HOUSING -- 0.1%
Krause's Furniture, Inc.+ ..............          3,600           6,525
Mohawk Industries, Inc.+ ...............          2,300          69,000

RETAIL -- 7.2%
Abercrombie & Fitch Co.+ ...............          3,200         294,400
Action Performance Cos., Inc.+ .........          6,500         195,812
Amazon.com, Inc.+ ......................         12,195       2,099,827
Beyond.com Corp. .......................          3,300          86,419
Claire's Stores, Inc. ..................          2,000          60,250
Costco Cos., Inc.+ .....................          2,970         271,941
Dayton Hudson Corp. ....................          1,700         113,262
Dollar Tree Stores, Inc.+ ..............            720          22,275
eBay, Inc.+ ............................          2,960         406,445
Gap, Inc. ..............................          6,150         413,972
Home Depot, Inc. .......................          4,300         267,675
Mac-Gray Corp.+ ........................          4,500          41,344
Restoration Hardware, Inc.+ ............            600          13,200
Sothebys Holdings, Inc.+ ...............          3,400         110,075
Staples, Inc.+ .........................          8,242         270,956
Sunglass Hut International, Inc.+ ......         10,000         105,000
Ticketmaster Online-Citysearch,
  Inc.+ ................................          3,300         110,962
Wal-Mart Stores, Inc. ..................          1,500         138,281
                                                          -------------
                                                              5,901,450
                                                          -------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos, Inc. ................          2,200          77,413

HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ..................            700          64,400
                                                          -------------
                                                                141,813
                                                          -------------

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4

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY -- 3.3%
ENERGY SERVICES -- 1.0%
BJ Services Co.+ .......................          6,800   $     159,375
Friede Goldman International, Inc.+ ....          6,300         100,800
Halliburton Co. ........................          1,600          61,600
Offshore Logistics, Inc.+ ..............          7,200          83,700
Schlumberger Ltd. ......................          1,000          60,187
Transocean Offshore, Inc. ..............          3,100          89,319
Weatherford International, Inc. ........          5,600         146,300

ENERGY SOURCES -- 2.3%
Chevron Corp. ..........................          1,200         106,125
Diamond Offshore Drilling, Inc. ........          3,800         120,175
Enron Corp. ............................         14,585         937,086
Exxon Corp. ............................            800          56,450
Mobil Corp. ............................          1,500         132,000
Royal Dutch Petroleum Co. GDR ..........          1,400          72,800
Smith International, Inc.+ .............          5,500         220,000
                                                          -------------
                                                              2,345,917
                                                          -------------

FINANCE -- 5.2%
BANKS -- 2.5%
Bank of New York Co., Inc. .............         16,050         576,797
Chase Manhattan Corp. ..................          1,600         130,100
Fifth Third Bancorp ....................          3,510         231,441
First Union Corp. ......................          1,300          69,469
Firstar Corp. ..........................          6,182         553,289
Hamilton Bancorp, Inc.+ ................          1,600          41,400
Hibernia Corp., Class A ................          2,500          32,812
Mellon Bank Corp. ......................          1,000          70,375
Summit Bancorp. ........................          1,350          52,650

FINANCIAL SERVICES -- 2.3%
American Express Co. ...................          2,665         313,137
Associates First Capital Corp., Class
  A ....................................          1,800          81,000
Capital One Financial Corp. ............          1,200         181,200
Citigroup, Inc. ........................          1,500          95,812
Fannie Mae .............................          1,000          69,250
Freddie Mac ............................          1,000          57,125
HealthCare Financial Partners, Inc.+ ...          1,800          47,025
Household International, Inc. ..........          1,500          68,438
Merrill Lynch & Co., Inc. ..............          1,500         132,656
Morgan Stanley, Dean Witter & Co. ......          2,900         289,819
PaineWebber Group, Inc. ................            900          35,888
Providian Financial Corp. ..............          1,500         165,000
Raymond James Financial, Inc. ..........          1,300          25,675

INSURANCE -- 0.4%
Annuity & Life Re Holdings, Ltd.+ ......          2,100          48,037
Progressive Corp. ......................          1,250         179,375
Reliance Group Holdings, Inc. ..........          4,000          30,250
The Hartford Financial Services Group,
  Inc. .................................            800          45,450
                                                          -------------
                                                              3,623,470
                                                          -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE -- 7.9%
DRUGS -- 3.7%
Abbott Laboratories, Inc. ..............          1,000   $      46,813
Alkermes, Inc.+ ........................          4,800         130,800
American Home Products Corp. ...........          1,200          78,300
Amgen, Inc.+ ...........................          1,800         134,775
Biogen, Inc.+ ..........................          1,200         137,175
Bristol-Myers Squibb Co. ...............          1,000          64,313
Centocor, Inc.+ ........................          5,720         211,640
Eli Lilly & Co. ........................          4,300         364,962
Merck & Co., Inc. ......................          1,200          96,225
Pfizer, Inc. ...........................          6,200         860,250
Pharmacia & Upjohn, Inc. ...............          1,300          81,087
Sepracor, Inc.+ ........................          2,240         251,440
Warner-Lambert Co. .....................          2,000         132,375

HEALTH SERVICES -- 1.3%
Alternative Living Services, Inc.+ .....          6,800         136,000
IMS Health, Inc. .......................         17,350         574,719
Sunrise Assisted Living, Inc.+ .........          3,500         159,469

MEDICAL PRODUCTS -- 2.9%
Genzyme Corp.+ .........................          3,000         151,312
Guidant Corp. ..........................          4,320         261,360
Johnson & Johnson Co. ..................          1,600         149,900
MedImmune, Inc.+ .......................          3,600         213,075
Medtronic, Inc. ........................         11,627         834,237
Minimed, Inc.+ .........................          2,685         272,863
Nanogen, Inc.+ .........................          4,500          43,313
Schering-Plough Corp. ..................          2,000         110,625
                                                          -------------
                                                              5,497,028
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 3.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Heico Corp. New ........................          5,900         126,113

BUSINESS SERVICES -- 1.6%
Allied Waste Industries, Inc.+ .........          5,500          79,406
D.R. Horton, Inc. ......................          2,700          45,225
DSET Corp.+ ............................          6,600          76,725
Exodus Communications, Inc.+ ...........          2,070         278,415
HA-LO Industries, Inc.+ ................          3,450          42,478
Invitrogen Corp. .......................          6,200          79,825
ITT Educational Services, Inc.+ ........          1,600          60,100
META Group, Inc.+ ......................          2,200          33,825
Paychex, Inc. ..........................          1,600          75,900
RCM Technologies, Inc.+ ................          6,400          70,400
Sylvan Learning Systems, Inc.+ .........          3,500          95,813
The Kroll O'Gara Co.+ ..................          4,800         130,200
Verticalnet, Inc.+ .....................            800          83,100

MACHINERY -- 0.2%
United Technologies Corp. ..............            900         121,894

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6

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 1.1%
Tyco International Ltd. ................         10,610   $     761,267

TRANSPORTATION -- 0.4%
Burlington Northern Santa Fe Corp. .....          1,200          39,450
Southwest Airlines Co. .................          8,325         251,831
                                                          -------------
                                                              2,451,967
                                                          -------------

INFORMATION & ENTERTAINMENT -- 8.9%
BROADCASTING & MEDIA -- 8.0%
Cablevision Systems Corp, Class A+ .....          6,545         485,148
CBS Corp.+ .............................          1,500          61,406
Cinar Films, Inc., Class B+ ............          4,400         101,200
Clear Channel Communications, Inc.+ ....          3,800         254,838
Cox Communications, Inc, Class A+ ......          4,090         309,306
Critical Path, Inc.+ ...................            900          69,300
DoubleClick, Inc.+ .....................          2,820         513,416
Infinity Broadcasting Corp., Class
  A+ ...................................          1,200          30,900
iVillage, Inc.+ ........................            200          20,100
Jacor Communications, Inc.+ ............          1,200          91,200
Lamar Advertising Co.+ .................          5,465         185,468
MediaOne Group, Inc.+ ..................         10,825         687,387
Multex Systems, Inc.+ ..................          1,800         112,500
Outdoor Systems, Inc.+ .................          8,500         255,000
Penton Media, Inc. .....................          3,335          75,038
Snyder Communications, Inc.+ ...........          2,900          80,838
Time Warner, Inc. ......................         20,778       1,476,537
United International Holdings, Inc.+ ...          7,950         345,825
USA Networks, Inc.+ ....................          4,150         148,622
Ziff-Davis, Inc.-ZDNET .................          1,300          46,800
Ziff-Davis, Inc.-ZD+ ...................          9,800         210,700

ENTERTAINMENT PRODUCTS -- 0.0%
Mattel, Inc. ...........................          1,500          37,312

LEISURE & TOURISM -- 0.9%
Carnival Corp. Class A .................          1,240          60,218
McDonald's Corp. .......................          1,600          72,500
Outback Steakhouse, Inc.+ ..............          9,075         297,206
Penske Motorsports, Inc.+ ..............          1,500          52,875
Steiner Leisure Ltd.+ ..................          2,800          86,100
Travel Services International, Inc.+ ...          2,900          30,450
                                                          -------------
                                                              6,198,190
                                                          -------------

INFORMATION TECHNOLOGY -- 25.8%
COMMUNICATION EQUIPMENT -- 3.0%
Lucent Technologies, Inc. ..............          1,600         172,400
Nokia Corp., Class A ADR ...............         12,270       1,911,052

COMPUTERS & BUSINESS EQUIPMENT -- 3.7%
AVT Corp.+ .............................          1,400          33,425
Cisco Systems, Inc.+ ...................         11,825       1,295,577

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                                                                               7

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS
  EQUIPMENT (CONTINUED)
Dell Computer Corp.+ ...................          4,000   $     163,500
EMC Corp.+ .............................          4,825         616,394
Hewlett-Packard Co. ....................            400          27,125
Honeywell, Inc. ........................            400          30,325
International Business Machines
  Corp. ................................          1,500         265,875
Network Appliance, Inc.+ ...............          2,900         146,812

ELECTRONICS -- 3.1%
Conexant Systems, Inc.+ ................         12,970         359,107
General Electric Co. ...................          3,500         387,187
Intel Corp. ............................          2,000         238,250
Maxim Integrated Products, Inc.+ .......          3,540         191,602
Motorola, Inc. .........................          1,300          95,225
Nvidia Corp. ...........................          1,300          27,463
Pittway Corp., Class A .................          7,225         191,463
Texas Instruments, Inc. ................          3,780         375,165
Vitesse Semiconductor Corp.+ ...........          5,535         280,209

SOFTWARE -- 9.8%
America Online, Inc.+ ..................          7,271       1,061,566
AnswerThink Consulting Group+ ..........          4,100         114,800
At Home Corp., Series A+ ...............          1,280         201,600
Brightstar Information Corp.+ ..........          1,600           6,200
BroadVision, Inc.+ .....................          3,400         203,150
Cambridge Technology Partners, Inc.+ ...          5,800          80,475
CIBER, Inc.+ ...........................            655          12,568
CMG Information Services, Inc.+ ........          1,200         219,675
Entrust Technologies, Inc.+ ............          4,600         155,250
Excite, Inc.+ ..........................          8,450       1,183,000
Fundtech Ltd+ ..........................          1,600          48,200
Infoseek Corp.+ ........................          1,200          88,800
Inktomi Corp. ..........................          4,550         390,162
Legato Systems, Inc.+ ..................          4,600         237,475
Lycos, Inc.+ ...........................            600          51,638
Macromedia, Inc.+ ......................          1,500          67,969
Micromuse, Inc.+ .......................          4,200         193,200
Microsoft Corp.+ .......................         14,250       1,277,156
Netgravity, Inc.+ ......................          1,800          74,475
Network Solutions, Inc.+ ...............          1,500         158,625
Onyx Software Corp.+ ...................          1,500          58,688
Real Networks, Inc.+ ...................          1,100         134,406
Sapient Corp.+ .........................          4,600         328,325
Spyglass, Inc.+ ........................          5,700          51,300
Vignette Corp.+ ........................          1,400         105,350
Yahoo!, Inc.+@ .........................          1,900         319,912

TELECOMMUNICATIONS -- 6.2%
Comcast Corp. Class A ..................         19,475       1,225,708
EchoStar Communications Corp., Class
  A+ ...................................          1,200          97,950
Frontier Corp. .........................          3,500         181,562
GST Telecommunications, Inc.+ ..........         20,000         218,750
ICG Communications, Inc.+ ..............          2,300          46,000

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8

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Intermedia Communications, Inc.+ .......          6,100   $     162,413
Level 3 Communications, Inc.+ ..........         13,995       1,019,011
Qwest Communications International,
  Inc.+ ................................          2,956         213,109
Saville Systems PLC ADR+ ...............          4,100          50,225
Sprint Corp.+ ..........................          9,555         423,406
USWeb Corp.+ ...........................          4,500         185,625
Verisign, Inc. .........................          3,550         546,700
                                                          -------------
                                                             18,002,580
                                                          -------------
MATERIALS -- 0.6%
CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours & Co. ........          1,000          58,062
Monsanto Co. ...........................          4,865         223,486
FOREST PRODUCTS -- 0.1%
Georgia-Pacific Corp. ..................          1,000          74,250
METALS & MINERALS -- 0.1%
Martin Marietta Materials, Inc. ........            700          39,944
                                                          -------------
                                                                395,742
                                                          -------------
UTILITIES -- 4.3%
ELECTRIC UTILITIES -- 0.3%
GPU, Inc. ..............................          1,000          37,313
Niagara Mohawk Holdings, Inc.+ .........          7,000          94,062
PECO Energy Co. ........................          2,000          92,500
TELEPHONE -- 4.0%
AT&T Corp. .............................          4,925         393,076
AT&T Corp. -- Liberty Media Group, Class
  A ....................................         24,339       1,280,840
Century Telephone Enterprises, Inc. ....          2,200         154,550
GTE Corp. ..............................            600          36,300
MCI WorldCom, Inc.+ ....................          5,000         442,813
SBC Communications, Inc. ...............          1,200          56,550
Telecom Italia SpA ADR .................             25           2,609
Telecom Italia SpA .....................         37,560         399,620
                                                          -------------
                                                              2,990,233
                                                          -------------
TOTAL COMMON STOCK (cost
  $34,817,991) .........................                     47,548,390
                                                          -------------


PREFERRED STOCK -- 0.0%
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp. Delaware
  13.50%(1) ............................              5           5,608
TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%(1)* ......              2             431
                                                          -------------
TOTAL PREFERRED STOCK (cost $4,770) ....                          6,039
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES -- 24.4%                       AMOUNT           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.7%
APPAREL & TEXTILES -- 0.0%
True Temper Sports, Inc. 10.88%
  2008* ................................  $      15,000   $      13,912
AUTOMOTIVE -- 0.0%
Accuride Corp., Series B 9.25% 2008* ...          5,000           5,006
Delco Remy International, Inc. 8.63%
  2007 .................................         10,000          10,200
Federal Mogul Corp. 8.80% 2007 .........         10,000          10,569
LDM Technologies, Inc. 10.75% 2007 .....          5,000           5,119
Mark IV Industries, Inc. 7.75% 2006 ....         10,000           9,700
HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25%
  2008 .................................          5,000           4,875
Falcon Building Products, Inc. zero
  coupon 2007(2) .......................         10,000           5,912
Falcon Building Products, Inc. 9.50%
  2007 .................................          5,000           4,650
Nortek, Inc. 9.25% 2007 ................         10,000          10,425
Standard Pacific Corp. 8.50% 2007 ......         10,000           9,700
Toll Corp. 8.13% 2009 ..................          5,000           5,013
Webb Delaware Corp. 10.25% 2010 ........         10,000          10,100
RETAIL -- 0.6%
Amazon.com, Inc. zero coupon 2008(2) ...        199,000         131,340
Amazon.com, Inc., convertible 4.75%
  2009* ................................        138,000         173,535
Disco SA 9.88% 2008 ....................          5,000           4,313
Duane Reade, Inc. 9.25% 2008 ...........         15,000          15,562
Fred Meyer, Inc. 7.38% 2005 ............         25,000          25,777
J.C. Penney Co., Inc. 7.40% 2037 .......         35,000          36,379
Stater Brothers Holdings, Inc. 9.00%
  2004 .................................          5,000           4,975
                                                          -------------
                                                                497,062
                                                          -------------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Aurora Foods, Inc., Series B 8.75%
  2008 .................................          5,000           5,200
B & G Foods Corp. 9.63% 2007 ...........         10,000           9,825
Delaware Monte Foods Co. zero coupon
  2007(2) ..............................          3,000           2,231
Nash Finch Co. 8.50% 2008 ..............         10,000           8,850
Panamerican Beverages, Inc. 8.13%
  2003 .................................         30,000          29,177
Seagram Joseph E & Sons, Inc. 7.50%
  2018 .................................         35,000          35,254
HOUSEHOLD PRODUCTS -- 0.0%
Purina Mills, Inc. 9.00% 2010 ..........          5,000           4,013
Revlon Worldwide Corp. zero coupon
  2001(2) ..............................         10,000           6,100
                                                          -------------
                                                                100,650
                                                          -------------
ENERGY -- 0.4%
ENERGY SERVICES -- 0.0%
Dailey International, Inc. 9.50%
  2008 .................................         10,000           4,000
Pride Petroleum Services, Inc. 9.38%
  2007 .................................         10,000           9,600
Tuboscope Vetco International, Inc.
  7.50% 2008 ...........................         10,000           8,826

ENERGY SOURCES -- 0.4%
Abraxas Petroleum Corp. 11.50% 2004 ....          5,000           3,000
Calpine Corp. 8.75% 2007 ...............         10,000          10,207
Cross Timbers Oil Co., Class B 8.75%
  2009 .................................          5,000           4,750
Cross Timbers Oil Co. 9.25% 2007 .......          5,000           4,850
Energy Corp. America 9.50% 2007 ........         15,000          13,969

----------------
10

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Enron Corp. 6.75% 2004 .................  $      50,000   $      50,319
Newfield Exploration Co. Series B 7.45%
  2007 .................................         40,000          37,515
Petroleos Mexicanos 9.38% 2008* ........         35,000          35,919
Sonat, Inc. 6.88% 2005 .................         65,000          66,108
Tesoro Petroleum Corp., Series B 9.00%
  2008 .................................          5,000           4,963
YPF Sociedad Anonima 10.00% 2028 .......         50,000          54,956
                                                          -------------
                                                                308,982
                                                          -------------

FINANCE -- 4.3%
BANKS -- 1.0%
Banc One Corp. 8.00% 2027 ..............         18,000          20,187
Bank One Corp. 7.25% 2004 ..............         60,000          63,074
Bank One Columbus Corp. 7.38% 2002 .....         25,000          25,983
Banponce Financial Corp. 6.75% 2001 ....         35,000          35,176
Credit National 7.00% 2005 .............         40,000          40,503
First Republic Bancorp 7.75% 2012 ......         25,000          24,894
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2007 ............        115,000         117,076
Korea Development Bank 7.13% 2001 ......         15,000          14,705
National City Corp. 7.20% 2005 .........         80,000          82,874
NBD Bank SA 8.25% 2024 .................         25,000          29,210
NCNB Co. 9.38% 2009 ....................         32,000          39,195
Royal Bank Scotland Group PLC 6.40%
  2009 .................................        110,000         109,278
United States Bancorp 7.50% 2026 .......        100,000         109,845
Werner Holding Delaware, Inc. 10.00%
  2007 .................................          5,000           5,025
Western Financial Savings Bank 8.88%
  2007 .................................         10,000           7,500

FINANCIAL SERVICES -- 2.5%
Aesop Funding Corp. 6.14% 2006* ........         60,000          59,946
Aesop Funding II LLC 6.22% 2001* .......         50,000          50,426
Allstate Financing II 7.83% 2045 .......         24,000          24,937
American General Finance Corp. 6.25%
  2002 .................................        100,000         100,840
AMRESCO, Inc. 9.88% 2005 ...............          5,000           3,813
Arcadia Financial Ltd. 11.50% 2007 .....          5,000           4,037
Asset Securitization Corp. 6.66%
  2041 .................................         50,000          50,846
Associates Corp. of North America 7.63%
  2004 .................................         60,000          64,430
ContiFinancial Corp. 8.13% 2008 ........         10,000           6,450
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................         70,000          73,176
Dime Capital Trust I, Series A 9.33%
  2027 .................................         20,000          21,255
Equitable Cos., Inc. 7.00% 2028 ........         60,000          60,099
Finova Capital Corp. 6.63% 2001 ........         50,000          50,841
Finova Capital Corp., Series C 6.39%
  2002 .................................         40,000          40,336
Fleet Mortgage Group, Inc. 6.84%
  2003 .................................         30,000          30,981
Ford Motor Credit Corp. 7.02% 2000 .....         50,000          51,187
G E Capital Mortgage Services, Inc.
  6.25% 2023 ...........................          8,202           8,187
General Electric Capital Corp. 8.70%
  2007 .................................         50,000          58,421
General Motors Acceptance Corp. 7.63%
  2003 .................................         60,000          63,750
Liberty Financial Cos Inc. 6.75%
  2008 .................................         65,000          63,310
Morgan Stanley Capital I, Inc. 7.22%
  2007* ................................         60,000          62,483
Popular North America, Inc. 6.63%
  2002 .................................         35,000          34,981
Private Export Funding Corp. 6.31%
  2004 .................................        100,000         102,570
Private Export Funding Corp. 6.62%
  2005 .................................        120,000         123,595
Private Export Funding Corp. 7.03%
  2003 .................................         35,000          36,912

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Private Export Funding Corp. 7.30%
  2002 .................................  $     125,000   $     131,347
Private Export Funding Corp. 7.90%
  2000 .................................         35,000          35,846
Sprint Capital Corp. 6.13% 2008 ........         70,000          68,815
Tembec Finance Corp. 9.88% 2005 ........         10,000          10,400
Tembec Industries, Inc. 8.63% 2009 .....          5,000           5,069
Toyota Motor Credit Corp. 5.63% 2003 ...         70,000          69,207
U.S. West Capital Funding, Inc. 6.25%
  2005 .................................         90,000          91,144
U.S. West Capital Funding, Inc. 6.88%
  2028 .................................         45,000          45,033

INSURANCE -- 0.8%
AAG Holding, Inc. 6.88% 2008 ...........         60,000          57,971
Abbey National Plc 6.69% 2005 ..........        100,000         101,801
CIGNA Corp. 7.40% 2007 .................         45,000          47,171
CIGNA Corp. 7.88% 2027 .................         19,000          19,884
Conseco, Inc. 6.80% 2005 ...............         10,000           9,643
Conseco, Inc. 6.40% 2003 ...............         50,000          48,240
Florida Windstorm Underwriting
  Associates, Inc. 7.13% 2019* .........        140,000         140,451
Jackson National Life Insurance Co.
  8.15% 2027* ..........................         22,000          23,849
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................         40,000          40,787
Metropolitan Life Insurance Co. 7.70%
  2015* ................................         60,000          63,289
RBF Finance Corp. 11.38% 2009 ..........          5,000           5,288
                                                          -------------
                                                              2,987,569
                                                          -------------

HEALTHCARE -- 0.4%
HEALTH SERVICES -- 0.1%
Beverly Enterprises, Inc. 9.00% 2006 ...          5,000           4,925
Columbia/HCA Healthcare Corp. 7.25%
  2008 .................................         10,000           9,131
HEALTHSOUTH Corp. 6.88% 2005* ..........         60,000          58,473
Tenet Healthcare Corp. 7.88% 2003 ......         20,000          19,850
Tenet Healthcare Corp. 8.13%
  2008*(3) .............................         10,000           9,787

MEDICAL PRODUCTS -- 0.3%
Allegiance Corp. 7.00% 2026 ............        120,000         121,091
Beckman Instruments, Inc. 7.10% 2003 ...         40,000          39,579
Beckman Instruments, Inc. 7.45% 2008 ...          5,000           4,907
Owens & Minor, Inc. 10.88% 2006 ........         10,000          10,837
                                                          -------------
                                                                278,580
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
K & F Industries, Inc. 9.25% 2007 ......         10,000          10,238
SCL Term Aereo Santiago SA 6.95%
  2012 .................................        100,000          97,623
United Industries Corp. 9.88% 2009* ....          5,000           5,125

BUSINESS SERVICES -- 0.3%
Allied Waste North America, Inc. 7.63%
  2006 .................................         10,000           9,750
Boise Cascade Office Products Co. 7.05%
  2005 .................................        115,000         110,433
Federal Express Corp. 6.72% 2022 .......         79,976          79,114
Fisher Scientific International, Inc.
  9.00% 2008 ...........................          5,000           5,050
Iron Mountain, Inc. 8.75% 2009 .........          5,000           5,125
World Color Press, Inc. 8.38% 2008* ....         10,000          10,050

----------------
12

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT -- 0.0%
Westinghouse Air Brake Co. 9.38%
  2005* ................................  $       5,000   $       5,100

MACHINERY -- 0.1%
Cincinnati Milacron, Inc. 7.88% 2000 ...         40,000          40,321
Grove Worldwide LLC, Inc. 9.25%
  2008*(3) .............................          5,000           4,100
Johnstown America Industries, Inc.
  11.75% 2005 ..........................          5,000           5,412
Numatics, Inc., Series B 9.63% 2008 ....          5,000           4,463

MULTI-INDUSTRY -- 0.0%
American Standard Inc. 7.63% 2010 ......          5,000           4,900

TRANSPORTATION -- 0.2%
AMR Corp. 9.88% 2020 ...................         30,000          37,364
Continental Airlines, Inc. 6.47%
  2004 .................................         40,000          39,723
Continental Airlines, Inc. 6.65%
  2019 .................................         39,590          39,032
MTL, Inc. 10.00% 2006* .................          5,000           4,950
                                                          -------------
                                                                517,873
                                                          -------------

INFORMATION & ENTERTAINMENT -- 0.6%
BROADCASTING & MEDIA -- 0.5%
Adelphia Communications Corp. 8.38%
  2008 .................................          5,000           5,125
Allbritton Communications Co. 8.88%
  2008 .................................         10,000          10,175
AMC Entertainment, Inc. 9.50% 2009 .....         15,000          14,325
Benedek Communications Corp. zero coupon
  2006(2) ..............................         10,000           7,600
Bresnan Communications Group zero coupon
  2009*(2) .............................         10,000           6,813
Century Communications Corp., Series B
  zero coupon 2008 .....................         20,000           9,300
Charter Communications Holdings 8.63%
  2009* ................................         10,000          10,263
Comcast Cable Communications Corp. 8.50%
  2027 .................................         15,000          17,691
Crown Castle International Corp. zero
  coupon 2007 ..........................         15,000          10,594
Echostar DBS Corp. 9.38% 2009* .........         15,000          15,562
Falcon Holding Group LP 8.38% 2010 .....         10,000          10,100
Frontiervision Holdings LP zero coupon
  2007* ................................         10,000           8,600
Frontiervision Holdings LP zero coupon
  2007(2) ..............................          5,000           4,356
Granite Broadcasting Corp. 8.88%
  2008* ................................         10,000          10,050
Jacor Communications Co. 9.75% 2006 ....          5,000           5,500
LIN Holdings Corp. zero coupon
  2008*(2) .............................         15,000          10,575
News America Holdings, Inc. 8.00%
  2016 .................................         65,000          69,966
Price Communications Wireless, Inc.
  9.13% 2006 ...........................         10,000          10,425
RCN Corp. zero coupon 2008(2) ..........         15,000           9,225
Scholastic Corp. 7.00% 2003 ............         35,000          35,540
Sullivan Graphics, Inc. 12.75% 2005 ....         10,000          10,300
TV Guide, Inc. 8.13% 2009* .............         10,000          10,150
Viacom, Inc. 7.75% 2005 ................         40,000          42,651
Young Broadcasting, Inc. 8.75% 2007 ....          5,000           5,150

ENTERTAINMENT PRODUCTS -- 0.0%
Bell Sports, Inc. 11.00% 2008 ..........          5,000           5,125

LEISURE & TOURISM -- 0.1%
Argosy Gaming Co. 13.25% 2004 ..........         10,000          11,300
Fitzgeralds Gaming Corp., Series B
  12.25% 2004 ..........................          5,000           2,625
Loews Ciniplex Entertainment Corp. 8.88%
  2008* ................................         15,000          14,962
Station Casinos, Inc. 8.88% 2008* ......         10,000          10,250

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Tricon Global Restaurants, Inc. 7.65%
  2008 .................................  $       5,000   $       5,210
                                                          -------------
                                                                399,508
                                                          -------------

INFORMATION TECHNOLOGY -- 0.6%
COMMUNICATION EQUIPMENT -- 0.0%
L 3 Communications Corp. 8.00% 2008 ....          5,000           5,050

ELECTRONICS -- 0.0%
Advanced Micro Devices, Inc. 11.00%
  2003 .................................         10,000          10,300
Amphenol Corp. 9.88% 2007 ..............          5,000           5,194

SOFTWARE -- 0.0%
Concentric Network Corp. 12.75% 2007 ...         10,000          11,400
PSInet, Inc. 10.00% 2005 ...............         10,000          10,550
PSInet, Inc. 11.50% 2008* ..............          5,000           5,650

TELECOMMUNICATIONS -- 0.6%
AMSC Acquisition, Inc. 12.25% 2008 .....          5,000           2,488
BTI Telecom Corp. 10.50% 2007 ..........          5,000           4,550
Compania De Telecomunicaciones 7.63%
  2006 .................................         30,000          28,688
Compania De Telecomunicaciones 8.38%
  2006 .................................         25,000          25,121
Covad Communications Group, Inc. 12.50%
  2009* ................................          5,000           5,000
E.Spire Communications Inc. zero coupon
  2008*(2) .............................         15,000           7,050
Emmis Communications Corp. 8.13%
  2009* ................................          5,000           5,050
Fairchild Semiconductor Corp. 10.13%
  2007 .................................         10,000           9,900
GCI, Inc. 9.75% 2007 ...................         10,000          10,100
Globalstar LP 10.75% 2004 ..............          5,000           3,000
GST Telecommunications, Inc. zero coupon
  2008*(2)(3) ..........................         10,000           5,200
Hyperion Telecommunications, Inc. 12.25%
  2004 .................................          5,000           5,437
Intermedia Communications, Inc. zero
  coupon 2009*(2) ......................         15,000           9,469
Intermedia Communications, Inc. 8.88%
  2007 .................................         15,000          15,262
Iridium LLC 10.88% 2005 ................          5,000           2,338
ITC Deltacom, Inc. 8.88% 2008 ..........          5,000           5,025
ITC Deltacom, Inc. 9.75% 2008 ..........          5,000           5,250
IXC Communications, Inc. 9.00% 2008 ....         10,000          10,400
KMC Telecom Holdings, Inc. zero coupon
  2008(2) ..............................         10,000           5,450
Level 3 Communications, Inc. 9.13%
  2008 .................................          5,000           5,013
McleodUSA, Inc. 8.38% 2008 .............          5,000           5,000
MJD Communications, Inc. 9.50% 2008* ...         10,000          10,100
Nextel Communications, Inc. zero coupon
  2007(2) ..............................         25,000          17,750
Nextlink Communications, Inc. zero
  coupon 2008(2) .......................         15,000           9,600
NTL, Inc. zero coupon 2008*(2) .........         15,000          10,256
Paging Network, Inc. 10.13% 2007 .......         10,000           8,800
Qwest Communications International, Inc.
  7.50% 2008* ..........................          5,000           5,205
Rogers Cantel, Inc. 8.30% 2007 .........          5,000           5,225
Rogers Cantel, Inc. 9.38% 2008 .........          5,000           5,475
Rsl Communications Plc 12.00% 2008 .....         10,000          10,987
Tele-Communications, Inc. 7.25% 2005 ...         25,000          26,547
Tele-Communications, Inc. 8.00% 2005 ...         25,000          27,386
Tele-Communications, Inc. 9.25% 2002 ...         25,000          27,465
Telecommunications Techniques Co. LLC
  9.75% 2008* ..........................         10,000           9,950
Time Warner Telecom, Inc. 9.75% 2008 ...         10,000          10,700

----------------
14

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Verio, Inc. 10.38% 2005 ................  $       5,000   $       5,350
Verio, Inc. 11.25% 2008* ...............          5,000           5,625
Viatel, Inc. 11.25% 2008*(3) ...........          5,000           5,062
                                                          -------------
                                                                424,418
                                                          -------------

MATERIALS -- 0.3%
CHEMICALS -- 0.1%
Acetex Corp. 9.75% 2003 ................         10,000           9,588
Arco Chemical Co. 9.80% 2020 ...........          5,000           4,944
Huntsman Corp. 9.50% 2007* .............          5,000           4,925
ICI Wilmington, Inc. 6.95% 2004 ........         35,000          35,447
LaRoche Industries, Inc. 9.50% 2007 ....          5,000           3,625
Pioneer Americas Acquisition Corp. 9.25%
  2007 .................................          5,000           4,150
Scotts Co. 8.63% 2009* .................          5,000           5,163
Sovereign Speciality Chemicals Corp.
  9.50% 2007 ...........................         10,000          10,362

FOREST PRODUCTS -- 0.1%
American Pad & Paper Co. 13.00% 2005 ...          5,000           3,050
Boise Cascade Corp. 9.90% 2001 .........         40,000          41,922
Container Corp. of America 10.75%
  2002* ................................          5,000           5,331
Gaylord Container Corp. 9.38% 2007 .....          5,000           4,756
Grupo Industrial Durango SA de CV 12.63%
  2003 .................................          5,000           4,800
Pacifica Papers, Inc. 10.00% 2009* .....          5,000           5,113
Packaging Corp of America 9.63%
  2009* ................................          5,000           5,125
Repap New Brunswick, Inc. 9.00% 2004 ...          5,000           4,825

METALS & MINERALS -- 0.1%
AK Steel Corp. 7.88% 2009 ..............          5,000           5,000
AK Steel Corp. 9.13% 2006 ..............         10,000          10,575
Armco, Inc. 8.88% 2008 .................         10,000          10,275
Armco, Inc. 9.00% 2007 .................          5,000           5,175
Bayou Steel Corp. 9.50% 2008 ...........          5,000           4,913
Consumers Packaging, Inc. 9.75% 2007 ...          5,000           5,138
Neenah Corp. 11.13% 2007* ..............          5,000           5,237
P L Coal Holdings Corp. 9.63% 2008 .....         10,000          10,462
                                                          -------------
                                                                209,901
                                                          -------------

MUNICIPAL BONDS -- 0.5%
MUNICIPAL BONDS -- 0.5%
Allentown Pennsylvania 6.20% 2005 ......        120,000         121,285
Fresno County California Pension
  Obligation 6.07% 2003 ................         50,000          50,523
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........         45,000          46,022
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................         50,000          49,708
Miami Florida Revenue 7.25% 2003 .......         60,000          63,007
                                                          -------------
                                                                330,545
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.1%
FOREIGN GOVERNMENT -- 0.1%
Republic of Columbia 10.88% 2004 .......  $      62,000   $      64,712
Republic of Lithuania 7.13% 2002*# .....         19,000          17,860
                                                          -------------
                                                                 82,572
                                                          -------------

REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.2%
Equity Office Properties Operating LP
  6.38% 2003 ...........................         60,000          59,565
Post Apartment Homes LP 7.02% 2001 .....         60,000          61,195
                                                          -------------
                                                                120,760
                                                          -------------

U.S. GOVERNMENT & AGENCIES -- 14.6%
U.S. GOVERNMENT & AGENCIES -- 14.6%
Federal Home Loan Mortgage Corp. 6.00%
  2006 .................................         14,110          14,141
Federal Home Loan Mortgage Corp. 6.00%
  2013 .................................        247,784         246,236
Federal Home Loan Mortgage Corp. 6.00%
  2028 .................................         99,445          96,741
Federal Home Loan Mortgage Corp. 6.50%
  2022 .................................         58,000          57,601
Federal Home Loan Mortgage Corp. 6.50%
  2023 .................................         20,000          20,050
Federal Home Loan Mortgage Corp. 6.55%
  2022 .................................         32,000          32,130
Federal Home Loan Mortgage Corp. 6.75%
  2022 .................................        105,000         105,945
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................         12,000          12,255
Federal Home Loan Mortgage Corp. 7.50%
  2023 .................................         14,657          15,065
Federal Home Loan Mortgage Corp. 7.50%
  2028 .................................        201,136         206,730
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................         44,650          46,045
Federal Home Loan Mortgage Corp. 8.50%
  2019 .................................         22,752          23,971
Federal National Mortgage Association
  5.25% 2003 ...........................        590,000         585,575
Federal National Mortgage Association
  5.63% 2001 ...........................        410,000         413,141
Federal National Mortgage Association
  5.65% 2005 ...........................         10,985          10,984
Federal National Mortgage Association
  5.75% 2008 ...........................        955,000         949,031
Federal National Mortgage Association
  6.00% 2013 ...........................        294,418         292,210
Federal National Mortgage Association
  6.00% 2028 ...........................        296,372         288,035
Federal National Mortgage Association
  6.00% TBA ............................        200,000         198,500
Federal National Mortgage Association
  6.18% 2008 ...........................         19,861          19,933
Federal National Mortgage Association
  6.30% 2008 ...........................         39,616          40,063
Federal National Mortgage Association
  6.34% 2008 ...........................         19,649          19,921
Federal National Mortgage Association
  6.36% 2008 ...........................         39,679          40,321
Federal National Mortgage Association
  6.43% 2008 ...........................         19,765          20,151
Federal National Mortgage Association
  6.50% 2013 ...........................        199,980         201,792
Federal National Mortgage Association
  6.98% 2007 ...........................         98,076         102,949
Federal National Mortgage Association
  7.00% 2006 ...........................            215             214
Federal National Mortgage Association
  7.02% 2007 ...........................         18,857          19,799
Federal National Mortgage Association
  7.04% 2007 ...........................         19,652          20,693
Federal National Mortgage Association
  7.39% 2021 ...........................         25,549          26,900
Federal National Mortgage Association
  7.75% 2021 ...........................         50,000          51,219
Federal National Mortgage Association
  8.00% 2006 ...........................         13,020          13,504
Government National Mortgage Association
  7.00% 2022 ...........................         11,211          11,407
Government National Mortgage Association
  7.25% 2027 ...........................         98,903         101,143
Government National Mortgage Association
  7.50% 2023 ...........................         24,431          25,210
Government National Mortgage Association
  8.50% 2017 ...........................         25,556          27,114
Government National Mortgage Association
  9.00% 2021 ...........................          9,529          10,228
Overseas Private Investment Corp. 6.99%
  2009 .................................        410,000         422,796

----------------
16

                                            PRINCIPAL
BONDS & NOTES (CONTINUED)                    AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Bonds 5.25%
  2028 .................................  $     425,000   $     396,381
United States Treasury Bonds 7.50%
  2016 .................................        340,000         399,235
United States Treasury Bonds 9.25%
  2016 .................................        500,000         679,140
United States Treasury Bonds 11.88%
  2003 .................................         80,000         101,162
United States Treasury Bonds 12.00%
  2013 .................................      1,910,000       2,781,437
United States Treasury Notes 4.75%
  2008 .................................        300,000         288,984
United States Treasury Notes 5.00%
  2001 .................................        620,000         620,099
United States Treasury Strip Bonds zero
  coupon 2012 ..........................        275,000         129,992
                                                          -------------
                                                             10,186,173
                                                          -------------

UTILITIES -- 0.8%
ELECTRIC UTILITIES -- 0.3%
Atlantic City Electric Co. 6.38%
  2005 .................................         20,000          20,327
Cleveland Electric Illuminating Co.,
  Series B 7.19% 2000 ..................         15,000          15,125
Pacificorp 6.38% 2008 ..................        100,000         101,628
Public Service Electric & Gas Co. 8.88%
  2003 .................................         11,000          12,238
UtiliCorp United, Inc. 6.88% 2004 ......         40,000          41,224
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................         10,000          10,338

GAS & PIPELINE UTILITIES -- 0.2%
HNG Internorth, Inc. 9.63% 2006 ........         65,000          75,037
KN Energy, Inc. 6.65% 2005 .............         50,000          51,007

TELEPHONE -- 0.3%
GTE Corp. 6.36% 2006 ...................         95,000          96,102
MCI Communications Corp. 6.13%
  2002(4) ..............................         30,000          30,274
MGC Communications, Inc., Series B
  13.00% 2004 ..........................          5,000           3,825
WorldCom, Inc. 7.55% 2004 ..............         85,000          90,589
                                                          -------------
                                                                547,714
                                                          -------------
TOTAL BONDS & NOTES (cost
  $17,108,976) .........................                     16,992,307
                                                          -------------

WARRANTS -- 0.0%+                           WARRANTS
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 1/31/08*#
  (cost $28) ...........................             10              25
                                                          -------------

OPTIONS -- 0.1%+                            CONTRACTS
-----------------------------------------------------------------------
CALL OPTIONS -- 0.1%
Philadelphia Utility Index $325 expiring
  4/99 .................................             14           1,487
Compaq Computer Corp. $32.50 expiring
  4/99 .................................            102           9,563
Microsoft Corp. $87.50 expiring 5/99 ...             28          22,225

PUT OPTIONS -- 0.0%
America Online, Inc. $120 expiring
  4/99 .................................             29           3,987
                                                          -------------
TOTAL OPTIONS (cost $75,843) ...........                         37,262
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
  $52,007,608) .........................                  $  64,584,023
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
SHORT-TERM SECURITIES -- 2.0%                AMOUNT           VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 2.0%
Federal Home Loan Mortgage Corp. 4.82%
  due 4/1/99 (cost $1,400,000)..........  $   1,400,000   $   1,400,000
                                                          -------------

REPURCHASE AGREEMENTS -- 5.6%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.6%
Lehman Brothers Holding, Inc. Joint
  Repurchase Agreement Account (Note
  3) ...................................        665,000         665,000
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  3) ...................................      3,241,000       3,241,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
  $3,906,000) ..........................                      3,906,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $57,313,608)                            100.3%         69,890,023
  Total Written Call Options --                   0.0             (38,237)
Liabilities in excess of other assets --         (0.3)           (139,494)
                                                -----       -------------
NET ASSETS --                                   100.0%      $  69,712,292
                                                -----       -------------
                                                -----       -------------

-------------

+   Non-income producing securities

#  Fair valued security; see Note 2

*  Resale restricted to qualified institutional buyers

@ The security or a portion thereof represents the underlying security for the written options

(1) PIK ("Payment in Kind") payment made with additional securities in lieu of cash

(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

(3) Bond issued as part of a unit which includes an equity component

(4) Variable rate security; rate as of March 31, 1999

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

----------------
18

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------
                                                                GROSS
     CONTRACT               IN              DELIVERY          UNREALIZED
    TO DELIVER         EXCHANGE FOR           DATE           APPRECIATION
--------------------------------------------------------------------------
EUR       100,000       USD    116,741         07/22/99     $       7,915
EUR       200,000       USD    236,064         07/22/99            18,413
EUR       400,000       USD    470,840         07/22/99            35,536
EUR        30,000       USD     35,313         07/22/99             2,665
*EUR      120,000       USD    140,280         07/22/99             9,689
EUR        80,000       USD     89,084         07/22/99             2,023
USD       108,593       EUR    100,000         08/07/99               373
EUR        80,000       USD     94,480         08/12/99             7,308
EUR       300,000       USD    354,300         08/12/99            27,404
EUR       120,000       USD    131,238         08/12/99               479
                                                            --------------
                                                            $     111,805
                                                            --------------


                                                                GROSS
                                                              UNREALIZED
                                                             DEPRECIATION
--------------------------------------------------------------------------
*USD      148,742       EUR    130,000         07/22/99     $      (7,268)
                                                            --------------
Net Unrealized Appreciation............................     $     104,537
                                                            --------------
                                                            --------------

-------------

*Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk

EUR -- European Monetary
Unit
USD -- United States
Dollar

OPEN COVERED WRITTEN CALL OPTIONS

----------------------------------------------------------------------------
                                           EXPIRATION   STRIKE
CALL OPTIONS                  CONTRACTS      DATE        PRICE       VALUE
----------------------------------------------------------------------------
Yahoo!, Inc. (Proceeds                       April
 $31,699).................           19      1999      $     155   $ (38,237)
                                                                   ---------
                                                                   ---------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 53.2%                                                               SHARES       VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.7%
APPAREL & TEXTILES -- 0.3%
Gerber Childrenswear, Inc.+ ....................................................       1,700  $     10,731
Gucci Group NV .................................................................       1,800       144,900
Oakley, Inc.+ ..................................................................      12,200        84,638

AUTOMOTIVE -- 0.7%
Autobytel, Inc.+ ...............................................................         700        29,313
DaimlerChrysler AG+ ............................................................       1,000        85,813
Federal-Mogul Corp. ............................................................       4,400       189,200
Ford Motor Co. .................................................................       1,800       102,150
General Motors Corp. ...........................................................       1,300       112,937

HOUSING -- 0.1%
Krause's Furniture, Inc.+ ......................................................       3,300         5,981
Mohawk Industries, Inc.+ .......................................................       2,300        69,000

RETAIL -- 5.6%
Abercrombie & Fitch Co.+ .......................................................       3,000       276,000
Action Performance Cos., Inc.+ .................................................       6,400       192,800
Amazon.com, Inc.+ ..............................................................       9,330     1,606,509
Beyond.com Corp.+ ..............................................................       3,200        83,800
Claire's Stores, Inc. ..........................................................       2,000        60,250
Costco Cos., Inc.+ .............................................................       2,235       204,642
Dayton Hudson Corp. ............................................................       1,600       106,600
Dollar Tree Stores, Inc.+ ......................................................         545        16,861
eBay, Inc+ .....................................................................       2,230       306,207
Gap, Inc. ......................................................................       5,400       363,487
Home Depot, Inc. ...............................................................       4,300       267,675
Mac-Gray Corp.+ ................................................................       4,200        38,588
Restoration Hardware, Inc.+ ....................................................         600        13,200
Sothebys Holdings, Inc.+ .......................................................       3,200       103,600
Staples, Inc.+ .................................................................       6,240       205,140
Sunglass Hut International, Inc.+ ..............................................      10,000       105,000
Ticketmaster Online Citysearch, Inc.+ ..........................................       3,100       104,238
Wal-Mart Stores, Inc. ..........................................................       1,500       138,281
                                                                                              ------------
                                                                                                 5,027,541
                                                                                              ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos, Inc. ........................................................       2,200        77,412

HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ..........................................................         700        64,400
                                                                                              ------------
                                                                                                   141,812
                                                                                              ------------

----------------
20

COMMON STOCK (CONTINUED)                                                            SHARES       VALUE
----------------------------------------------------------------------------------------------------------
ENERGY -- 2.7%
ENERGY SERVICES -- 0.9%
BJ Services Co.+ ...............................................................       6,400  $    150,000
Friede Goldman International, Inc.+ ............................................       4,900        78,400
Halliburton Co. ................................................................       1,600        61,600
Offshore Logistics, Inc.+ ......................................................       5,900        68,588
Schlumberger Ltd. ..............................................................       1,000        60,188
Transocean Offshore, Inc. ......................................................       3,000        86,437
Weatherford International, Inc. ................................................       5,300       138,462

ENERGY SOURCES -- 1.8%
Chevron Corp. ..................................................................       1,100        97,281
Diamond Offshore Drilling, Inc. ................................................       3,600       113,850
Enron Corp. ....................................................................      11,400       732,450
Exxon Corp. ....................................................................         800        56,450
Mobil Corp. ....................................................................       1,500       132,000
Royal Dutch Petroleum Co. GDR ..................................................       1,300        67,600
Smith International, Inc.+ .....................................................       5,000       200,000
                                                                                              ------------
                                                                                                 2,043,306
                                                                                              ------------

FINANCE -- 4.1%
BANKS -- 1.8%
Bank of New York Co., Inc. .....................................................      12,635       454,070
Chase Manhattan Corp. ..........................................................       1,200        97,575
Fifth Third Bancorp ............................................................       2,660       175,394
First Union Corp. ..............................................................       1,300        69,469
Firstar Corp. ..................................................................       4,717       422,171
Hamilton Bancorp, Inc.+ ........................................................       1,500        38,813
Hibernia Corp., Class A ........................................................       2,300        30,188
Mellon Bank Corp. ..............................................................         800        56,300
Summit Bancorp. ................................................................       1,300        50,700

FINANCIAL SERVICES -- 2.0%
American Express Co. ...........................................................       2,405       282,587
Associates First Capital Corp., Class A ........................................       1,600        72,000
Capital One Financial Corp. ....................................................       1,200       181,200
Citigroup, Inc. ................................................................       1,500        95,812
Fannie Mae .....................................................................       1,000        69,250
Freddie Mac ....................................................................       1,000        57,125
HealthCare Financial Partners, Inc.+ ...........................................       1,700        44,413
Household International, Inc. ..................................................       1,500        68,438
Merrill Lynch & Co., Inc. ......................................................       1,500       132,656
Morgan Stanley, Dean Witter & Co. ..............................................       2,700       269,831
PaineWebber Group, Inc. ........................................................         900        35,888
Providian Financial Corp. ......................................................       1,350       148,500
Raymond James Financial, Inc. ..................................................       1,200        23,700

INSURANCE -- 0.3%
Annuity & Life Re Holdings, Ltd.+ ..............................................       1,900        43,462
Progressive Corp. ..............................................................         950       136,325
Reliance Group Holdings, Inc. ..................................................       3,500        26,469
The Hartford Financial Services Group, Inc. ....................................         800        45,450
                                                                                              ------------
                                                                                                 3,127,786
                                                                                              ------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                                            SHARES       VALUE
----------------------------------------------------------------------------------------------------------
HEALTHCARE -- 6.1%
DRUGS -- 2.9%
Abbott Laboratories, Inc. ......................................................       1,000  $     46,813
Alkermes, Inc.+ ................................................................       4,800       130,800
American Home Products Corp. ...................................................       1,200        78,300
Amgen, Inc.+ ...................................................................       1,600       119,800
Biogen, Inc.+ ..................................................................       1,000       114,312
Bristol-Myers Squibb Co. .......................................................       1,000        64,313
Centocor, Inc.+ ................................................................       4,315       159,655
Eli Lilly & Co. ................................................................       3,240       274,995
Merck & Co., Inc. ..............................................................       1,200        96,225
Pfizer, Inc. ...................................................................       5,080       704,850
Pharmacia & Upjohn, Inc. .......................................................       1,300        81,087
Sepracor, Inc.+ ................................................................       1,860       208,785
Warner-Lambert Co. .............................................................       2,000       132,375

HEALTH SERVICES -- 1.0%
Alternative Living Services, Inc.+ .............................................       6,800       136,000
IMS Health, Inc. ...............................................................      13,190       436,919
Sunrise Assisted Living, Inc.+ .................................................       3,300       150,356

MEDICAL PRODUCTS -- 2.2%
Genzyme Corp.+ .................................................................       3,000       151,312
Guidant Corp. ..................................................................       3,270       197,835
Johnson & Johnson Co. ..........................................................       1,400       131,162
MedImmune, Inc.+ ...............................................................       3,600       213,075
Medtronic, Inc. ................................................................       8,801       631,472
Minimed, Inc. ..................................................................       2,025       205,791
Nanogen, Inc.+ .................................................................       4,200        40,425
Schering-Plough Corp. ..........................................................       1,900       105,094
                                                                                              ------------
                                                                                                 4,611,751
                                                                                              ------------

INDUSTRIAL & COMMERCIAL -- 2.8%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Heico Corp. New ................................................................       5,700       121,838

BUSINESS SERVICES -- 1.4%
Allied Waste Industries, Inc.+ .................................................       5,300        76,519
D.R. Horton, Inc. ..............................................................       2,700        45,225
DSET Corp.+ ....................................................................       6,300        73,238
Exodus Communications, Inc.+ ...................................................       1,560       209,820
HA-LO Industries, Inc.+ ........................................................       3,150        38,784
Invitrogen Corp.+ ..............................................................       6,100        78,537
ITT Educational Services, Inc.+ ................................................       1,500        56,344
META Group, Inc.+ ..............................................................       2,000        30,750
Paychex, Inc. ..................................................................       1,600        75,900
RCM Technologies, Inc.+ ........................................................       6,100        67,100
Sylvan Learning Systems, Inc.+ .................................................       3,500        95,812
The Kroll O'Gara Co.+ ..........................................................       4,600       124,775
Verticalnet, Inc.+ .............................................................         700        72,713

MACHINERY -- 0.1%
United Technologies Corp. ......................................................         800       108,350

----------------
22

COMMON STOCK (CONTINUED)                                                            SHARES       VALUE
----------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 0.8%
Tyco International Ltd. ........................................................       8,394  $    602,269

TRANSPORTATION -- 0.3%
Burlington Northern Santa Fe Corp. .............................................       1,200        39,450
Southwest Airlines Co. .........................................................       6,305       190,726
                                                                                              ------------
                                                                                                 2,108,150
                                                                                              ------------

INFORMATION & ENTERTAINMENT -- 6.8%
BROADCASTING & MEDIA -- 6.0%
Cablevision Systems Corp, Class A+ .............................................       5,545       411,023
CBS Corp.+ .....................................................................       1,500        61,406
Cinar Films, Inc., Class B+ ....................................................       4,200        96,600
Clear Channel Communications, Inc.+ ............................................       3,600       241,425
Cox Communications, Inc., Class A+ .............................................       3,060       231,413
Critical Path, Inc. ............................................................         800        61,600
DoubleClick, Inc.+ .............................................................       2,260       411,461
Infinity Broadcasting Corp., Class A+ ..........................................       1,000        25,750
iVillage, Inc.+ ................................................................         200        20,100
Jacor Communications, Inc.+ ....................................................       1,200        91,200
Lamar Advertising Co.+ .........................................................       4,092       138,872
MediaOne Group, Inc.+ ..........................................................       8,650       549,275
Multex Systems, Inc. ...........................................................       1,800       112,500
Outdoor Systems, Inc.+ .........................................................       6,414       192,420
Penton Media, Inc. .............................................................       2,320        52,200
Snyder Communications, Inc.+ ...................................................       2,700        75,263
Time Warner, Inc. ..............................................................      16,254     1,155,050
United International Holdings, Inc.+ ...........................................       5,995       260,782
USA Networks, Inc.+ ............................................................       3,600       128,925
Ziff-Davis, Inc.--ZDNET ........................................................       1,300        46,800
Ziff-Davis, Inc.--ZD+ ..........................................................       9,800       210,700

ENTERTAINMENT PRODUCTS -- 0.1%
Mattel, Inc. ...................................................................       1,500        37,313

LEISURE & TOURISM -- 0.7%
Carnival Corp, Class A .........................................................       1,120        54,390
McDonald's Corp. ...............................................................       1,400        63,438
Outback Steakhouse, Inc.+ ......................................................       8,430       276,082
Penske Motorsports, Inc.+ ......................................................       1,500        52,875
Steiner Leisure Ltd.+ ..........................................................       2,700        83,025
Travel Services International, Inc.+ ...........................................       2,600        27,300
                                                                                              ------------
                                                                                                 5,169,188
                                                                                              ------------
INFORMATION TECHNOLOGY -- 20.0%
COMMUNICATION EQUIPMENT -- 2.1%
Lucent Technologies, Inc. ......................................................       1,500       161,625
Nokia Corp., Class A ADR .......................................................       9,250     1,440,688

COMPUTERS & BUSINESS EQUIPMENT -- 2.9%
AVT Corp.+ .....................................................................       1,500        35,813
Cisco Systems, Inc.+ ...........................................................       9,315     1,020,575
Dell Computer Corp.+ ...........................................................       4,000       163,500

                                                                ----------------

COMMON STOCK (CONTINUED)                                                            SHARES       VALUE
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
EMC Corp.+ .....................................................................       4,250  $    542,937
Hewlett-Packard Co. ............................................................         300        20,344
Honeywell, Inc. ................................................................         400        30,325
International Business Machines Corp. ..........................................       1,500       265,875
Network Appliance, Inc.+ .......................................................       2,900       146,812

ELECTRONICS -- 2.4%
Conexant Systems, Inc.+ ........................................................       9,765       270,368
General Electric Co. ...........................................................       3,500       387,188
Intel Corp. ....................................................................       1,960       233,485
Maxim Integrated Products, Inc.+ ...............................................       2,670       144,514
Motorola, Inc. .................................................................       1,200        87,900
Nvidia Corp.+ ..................................................................       1,200        25,350
Pittway Corp., Class A .........................................................       5,145       136,343
Texas Instruments, Inc. ........................................................       3,105       308,171
Vitesse Semiconductor Corp.+ ...................................................       4,095       207,309

SOFTWARE -- 7.8%
America Online, Inc.+ ..........................................................       6,198       904,908
AnswerThink Consulting Group+ ..................................................       4,000       112,000
At Home Corp., Series A+ .......................................................       1,065       167,737
Brightstar Information+ ........................................................       1,400         5,425
BroadVision, Inc.+ .............................................................       3,200       191,200
Cambridge Technology Partners, Inc.+ ...........................................       5,800        80,475
CIBER, Inc.+ ...................................................................         495         9,498
CMG Information Services, Inc.+ ................................................       1,100       201,369
Entrust Technologies, Inc.+ ....................................................       4,300       145,125
Excite, Inc.+ ..................................................................       6,685       935,900
Fundtech Ltd+ ..................................................................       1,400        42,175
Infoseek Corp.+ ................................................................       1,100        81,400
Inktomi Corp. ..................................................................       3,770       323,277
Legato Systems, Inc.+ ..........................................................       4,300       221,987
Lycos, Inc.+ ...................................................................         600        51,638
Macromedia, Inc.+ ..............................................................       1,500        67,969
Micromuse, Inc.+ ...............................................................       4,200       193,200
Microsoft Corp.+ ...............................................................      12,030     1,078,189
Netgravity, Inc.+ ..............................................................       1,800        74,475
Network Solutions, Inc+. .......................................................       1,300       137,475
Onyx Software Corp.+ ...........................................................       1,500        58,688
Policy Management Systems Corp.+ ...............................................           5           153
Real Networks, Inc.+ ...........................................................       1,100       134,406
Sapient Corp.+ .................................................................       3,475       248,028
Spyglass, Inc.+ ................................................................       5,400        48,600
Vignette Corp.+ ................................................................       1,300        97,825
Yahoo!, Inc.+@ .................................................................       1,800       303,075

TELECOMMUNICATIONS -- 4.8%
Comcast Corp, Class A ..........................................................      15,720       989,377
EchoStar Communications Corp., Class A+ ........................................       1,200        97,950
Frontier Corp. .................................................................       3,500       181,563
GST Telecommunications, Inc+ ...................................................      18,000       196,875
ICG Communications, Inc.+ ......................................................       2,000        40,000
Intermedia Communications, Inc.+ ...............................................       6,000       159,750

----------------
24

COMMON STOCK (CONTINUED)                                                            SHARES       VALUE
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Level 3 Communications, Inc.+ ..................................................      10,605  $    772,176
Qwest Communications International, Inc.+ ......................................       2,728       196,672
Saville Systems PLC ADR+ .......................................................       3,900        47,775
Sprint Corp.+ ..................................................................       7,220       319,936
USWeb Corp.+ ...................................................................       4,300       177,375
Verisign, Inc.+ ................................................................       2,950       454,300
                                                                                              ------------
                                                                                                15,179,068
                                                                                              ------------
MATERIALS -- 0.5%
CHEMICALS -- 0.3%
du Pont (E.I.) de Nemours & Co. ................................................         900        52,256
Monsanto Co. ...................................................................       3,670       168,591

FOREST PRODUCTS -- 0.1%
Georgia-Pacific Corp. ..........................................................       1,000        74,250

METALS & MINERALS -- 0.1%
Martin Marietta Materials, Inc. ................................................         600        34,237
                                                                                              ------------
                                                                                                   329,334
                                                                                              ------------
UTILITIES -- 3.3%
ELECTRIC UTILITIES -- 0.3%
GPU, Inc. ......................................................................         900        33,581
Niagara Mohawk Holdings, Inc.+ .................................................       7,000        94,063
PECO Energy Co. ................................................................       2,000        92,500

TELEPHONE -- 3.0%
AT&T Corp. .....................................................................       4,701       375,198
AT&T Corp. -- Liberty Media Group, Class A .....................................      18,910       995,139
Century Telephone Enterprises, Inc. ............................................       2,100       147,525
GTE Corp. ......................................................................         600        36,300
MCI WorldCom, Inc.+ ............................................................       4,270       378,162
SBC Communications, Inc. .......................................................       1,200        56,550
Telecom Italia SpA .............................................................      28,310       301,204
Telecom Italia SpA ADR .........................................................          15         1,565
                                                                                              ------------
                                                                                                 2,511,787
                                                                                              ------------
TOTAL COMMON STOCK (cost $29,692,962) ..........................................                40,249,723
                                                                                              ------------


PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp. 13.50%(1) .............................................          10        11,217

TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%*(1) ..............................................           4           861
                                                                                              ------------
                                                                                                    12,078
                                                                                              ------------
TOTAL PREFERRED STOCK (cost $9,539) ............................................                    12,078
                                                                                              ------------

                                                                ----------------

                                                                                  PRINCIPAL
BONDS & NOTES -- 38.6%                                                              AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.8%
APPAREL & TEXTILES -- 0.1%
True Temper Sports, Inc. 10.88% 2008* ..........................................  $   35,000  $     32,463

AUTOMOTIVE -- 0.1%
Accuride Corp., Series B 9.25% 2008* ...........................................      10,000        10,013
Delco Remy International, Inc. 8.63% 2007 ......................................      20,000        20,400
Federal-Mogul Corp. 8.80% 2007 .................................................      20,000        21,138
LDM Technologies, Inc. 10.75% 2007 .............................................      10,000        10,237
Mark IV Industries, Inc. 7.75% 2006 ............................................      20,000        19,400

HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25% 2008 .........................................      10,000         9,750
Falcon Building Products, Inc. zero coupon 2007(2) .............................      20,000        11,825
Falcon Building Products, Inc. 9.50% 2007 ......................................      10,000         9,300
Nortek, Inc. 8.88% 2008* .......................................................       5,000         5,137
Nortek, Inc. 9.25% 2007 ........................................................      10,000        10,425
Standard Pacific Corp. 8.50% 2007 ..............................................      15,000        14,550
Toll Corp. 8.13% 2009 ..........................................................      10,000        10,025
Webb Delaware Corp. 10.25% 2010 ................................................      20,000        20,200

RETAIL -- 0.5%
Amazon.com, Inc., convertible 4.75% 2009* ......................................     113,000       142,097
Amazon.com, Inc. zero coupon 2008(2) ...........................................     145,000        95,700
Disco SA 9.88% 2008 ............................................................      15,000        12,938
Duane Reade, Inc. 9.25% 2008 ...................................................      30,000        31,125
Fred Meyer, Inc. 7.38% 2005 ....................................................      40,000        41,243
J.C. Penney Co., Inc. 7.40% 2037 ...............................................      70,000        72,757
Stater Brothers Holdings, Inc. 9.00% 2004 ......................................       5,000         4,975
                                                                                              ------------
                                                                                                   605,698
                                                                                              ------------

CONSUMER STAPLES -- 0.4%
FOOD, BEVERAGE & TOBACCO -- 0.4%
Aurora Foods, Inc. 9.88% 2007 ..................................................       5,000         5,381
Aurora Foods, Inc., Series B 8.75% 2008 ........................................       5,000         5,200
B & G Foods Corp. 9.63% 2007 ...................................................      20,000        19,650
Delaware Monte Foods Co. zero coupon 2007(2) ...................................      10,000         7,437
Nash Finch Co. 8.50% 2008 ......................................................      20,000        17,700
New World Pasta Co. 9.25% 2009* ................................................       5,000         5,094
Panamerican Beverages, Inc. 8.13% 2003 .........................................      60,000        58,354
Seagram Joseph E & Sons, Inc. 7.50% 2018 .......................................     130,000       130,944

HOUSEHOLD PRODUCTS -- 0.0%
Purina Mills, Inc. 9.00% 2010 ..................................................      10,000         8,025
Revlon Consumer Products Corp. 9.00% 2006 ......................................       5,000         5,000
Revlon Worldwide Corp. zero coupon 2001(2) .....................................      15,000         9,150
                                                                                              ------------
                                                                                                   271,935
                                                                                              ------------

ENERGY -- 0.8%
ENERGY SERVICES -- 0.1%
Dailey International, Inc. 9.50% 2008 ..........................................      20,000         8,000
Pride Petroleum Services, Inc. 9.38% 2007 ......................................      20,000        19,200
Tuboscope Vetco International, Inc. 7.50% 2008 .................................      20,000        17,652

----------------
26

                                                                                  PRINCIPAL
BONDS & NOTES (CONTINUED)                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 0.7%
Abraxas Petroleum Corp. 11.50% 2004 ............................................  $   10,000  $      6,000
Calpine Corp. 8.75% 2007 .......................................................      20,000        20,414
Cross Timbers Oil Co, Class B 8.75% 2009 .......................................       5,000         4,750
Cross Timbers Oil Co. 9.25% 2007 ...............................................      15,000        14,550
Energy Corp. America 9.50% 2007 ................................................      30,000        27,938
Enron Corp. 6.75% 2004 .........................................................     100,000       100,639
Newfield Exploration Co. Series B 7.45% 2007 ...................................     100,000        93,788
Petroleos Mexicanos 9.38% 2008* ................................................      60,000        61,575
Sonat, Inc. 6.88% 2005 .........................................................     110,000       111,874
Tesoro Petroleum Corp., Series B 9.00% 2008 ....................................      10,000         9,925
YPF Sociedad Anonima 10.00% 2028 ...............................................     100,000       109,913
                                                                                              ------------
                                                                                                   606,218
                                                                                              ------------

FINANCE -- 7.0%
BANKS -- 1.8%
Banc One Corp. 8.00% 2027 ......................................................      34,000        38,131
Bank One Corp. 7.25% 2004 ......................................................     110,000       115,635
Bank One Columbus Corp. 7.38% 2002 .............................................      45,000        46,770
Banponce Financial Corp. 6.75% 2001 ............................................      65,000        65,326
Credit National 7.00% 2005 .....................................................      50,000        50,629
First Republic Bancorp 7.75% 2012 ..............................................      45,000        44,810
First Union-Lehman Brothers Commercial Mortgage Corp. 6.60% 2007 ...............     205,000       208,700
Korea Development Bank 7.13% 2001 ..............................................      20,000        19,606
National City Corp. 7.20% 2005 .................................................     170,000       176,108
NBD Bank SA 8.25% 2024 .........................................................      45,000        52,579
NCNB Co. 9.38% 2009 ............................................................      48,000        58,792
Royal Bank Scotland Group PLC 6.40% 2009 .......................................     240,000       238,426
United States Bancorp 7.50% 2026 ...............................................     195,000       214,198
Werner Holding Delaware, Inc. 10.00% 2007 ......................................      10,000        10,050
Western Financial Savings Bank 8.88% 2007 ......................................      20,000        15,000

FINANCIAL SERVICES -- 3.8%
Aesop Funding Corp. 6.14% 2006* ................................................     100,000        99,910
Aesop Funding II LLC 6.22% 2001* ...............................................     100,000       100,853
Allstate Financing II 7.83% 2045 ...............................................      44,000        45,718
American General Finance Corp. 6.25% 2002 ......................................     100,000       100,840
AMRESCO, Inc. 9.88% 2005 .......................................................      10,000         7,625
Arcadia Financial Ltd. 11.50% 2007(3) ..........................................      10,000         8,075
Asset Securitization Corp. 6.66% 2041 ..........................................      75,000        76,269
Associates Corp. of North America 5.75% 2003 ...................................      45,000        44,709
Associates Corp. of North America 7.63% 2004 ...................................     110,000       118,121
ContiFinancial Corp. 8.13% 2008 ................................................      20,000        12,900
CS First Boston Mortgage Securities Corp. 7.24% 2029 ...........................     100,000       104,537
Dime Capital Trust I, Series A 9.33% 2027 ......................................      35,000        37,196
Equitable Cos., Inc. 7.00% 2028 ................................................     110,000       110,182
Finova Capital Corp. 6.63% 2001 ................................................     100,000       101,683
Finova Capital Corp., Series C 6.39% 2002 ......................................      60,000        60,503
Fleet Mortgage Group, Inc. 6.84% 2003 ..........................................      50,000        51,635
Ford Motor Credit Co. 7.02% 2000 ...............................................     100,000       102,375
GE Capital Mortgage Services, Inc. 6.25% 2023 ..................................      16,404        16,373

                                                                ----------------

                                                                                  PRINCIPAL
BONDS & NOTES (CONTINUED)                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
General Electric Capital Corp. Medium Term Note 8.70% 2007 .....................  $  150,000  $    175,264
General Motors Acceptance Corp. 7.63% 2003 .....................................     105,000       111,563
Liberty Financial, Inc. 6.75% 2008 .............................................     130,000       126,620
Morgan Stanley Capital I, Inc. 7.22% 2007* .....................................     100,000       104,138
Popular North America, Inc. 6.63% 2002 .........................................      50,000        49,973
Private Export Funding Corp. 6.31% 2004 ........................................     100,000       102,570
Private Export Funding Corp. 6.62% 2005 ........................................     220,000       226,591
Private Export Funding Corp. 7.03% 2003 ........................................      45,000        47,458
Private Export Funding Corp. 7.30% 2002 ........................................     225,000       236,426
Private Export Funding Corp. 7.90% 2000 ........................................      55,000        56,329
Sprint Capital Corp. 6.13% 2008 ................................................     135,000       132,714
Tembec Finance Corp. 9.88% 2005 ................................................      20,000        20,800
Toyota Motor Credit Corp. 5.63% 2003 ...........................................     115,000       113,697
U.S. West Capital Funding, Inc. 6.25% 2005 .....................................     130,000       131,652
U.S. West Capital Funding, Inc. 6.88% 2028 .....................................      80,000        80,059

INSURANCE -- 1.4%
AAG Holding Company, Inc. 6.88% 2008 ...........................................     110,000       106,280
Abbey National PLC 6.69% 2005 ..................................................     180,000       183,242
CIGNA Corp. 7.40% 2007 .........................................................      85,000        89,101
CIGNA Corp. 7.88% 2027 .........................................................      34,000        35,581
Conseco, Inc. 6.40% 2003 .......................................................     100,000        96,481
Conseco, Inc. 6.80% 2005 .......................................................      20,000        19,286
Florida Windstorm Underwriting Associates, Inc. 7.13% 2019* ....................     270,000       270,869
Jackson National Life Insurance Co. 8.15% 2027* ................................      40,000        43,362
Lumbermens Mutual Casualty Co. 8.30% 2037* .....................................      70,000        71,377
Metropolitan Life Insurance Co. 7.70% 2015* ....................................     120,000       126,578
RBF Finance Corp. 11.38% 2009 ..................................................      15,000        15,863
                                                                                              ------------
                                                                                                 5,328,138
                                                                                              ------------

HEALTHCARE -- 0.7%
HEALTH SERVICES -- 0.3%
Beverly Enterprises, Inc. 9.00% 2006 ...........................................      10,000         9,850
Columbia/HCA Healthcare Corp. 7.25% 2008 .......................................      20,000        18,262
HEALTHSOUTH Corp. 6.88% 2005* ..................................................     100,000        97,455
Tenet Healthcare Corp. 7.88% 2003 ..............................................      40,000        39,700
Tenet Healthcare Corp. 8.13% 2008*(3) ..........................................      15,000        14,681

MEDICAL PRODUCTS -- 0.4%
Allegiance Corp. 7.00% 2026 ....................................................     220,000       222,000
Beckman Instruments, Inc. 7.10% 2003* ..........................................      70,000        69,264
Beckman Instruments, Inc. 7.45% 2008 ...........................................      10,000         9,813
Owens & Minor, Inc. 10.88% 2006 ................................................      20,000        21,675
                                                                                              ------------
                                                                                                   502,700
                                                                                              ------------

INDUSTRIAL & COMMERCIAL -- 1.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
K & F Industries, Inc. 9.25% 2007 ..............................................      20,000        20,475
SCL Term Aereo Santiago SA 6.95% 2012 ..........................................     200,000       195,248
United Industries Corp. 9.88% 2009* ............................................       5,000         5,125

----------------
28

                                                                                  PRINCIPAL
BONDS & NOTES (CONTINUED)                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 0.6%
Allied Waste North America, Inc. 7.63% 2006 ....................................  $   25,000  $     24,375
Boise Cascade Office Products Co. 7.05% 2005 ...................................     210,000       201,661
Federal Express Corp. 6.72% 2022 ...............................................     149,956       148,337
Fisher Scientific International, Inc. 9.00% 2008 ...............................      15,000        15,150
Iron Mountain, Inc. 8.75% 2009 .................................................      20,000        20,500
World Color Press, Inc. 8.38% 2008 .............................................      20,000        20,100

ELECTRICAL EQUIPMENT -- 0.0%
Westinghouse Air Brake Co. 9.38% 2005 ..........................................       5,000         5,100

MACHINERY -- 0.1%
Cincinnati Milacron, Inc. 7.88% 2000 ...........................................      95,000        95,763
Grove Worldwide LLC, Inc. 9.25% 2008*(3) .......................................       5,000         4,100
Johnstown America Industries, Inc. 11.75% 2005 .................................      10,000        10,825
Numatics, Inc., Series B 9.63% 2008 ............................................      10,000         8,925

MULTI-INDUSTRY -- 0.0%
American Standard, Inc. 7.63% 2010 .............................................       5,000         4,900

TRANSPORTATION -- 0.3%
AMR Corp. 10.20% 2020 ..........................................................      50,000        63,675
Continental Airlines, Inc. 6.47% 2004 ..........................................      80,000        79,446
Continental Airlines, Inc. 6.65% 2019 ..........................................      74,231        73,186
MTL, Inc. 10.00% 2006* .........................................................      10,000         9,900
                                                                                              ------------
                                                                                                 1,006,791
                                                                                              ------------
INFORMATION & ENTERTAINMENT -- 1.0%
BROADCASTING & MEDIA -- 0.9%
Adelphia Communications Corp. 8.38% 2008 .......................................      10,000        10,250
Allbritton Communications Co. 8.88% 2008 .......................................      15,000        15,262
AMC Entertainment, Inc. 9.50% 2009 .............................................      25,000        23,875
Benedek Communications Corp. zero coupon 2006(2) ...............................      25,000        19,000
Bresnan Communications Group zero coupon 2009*(2) ..............................      20,000        13,625
Century Communications Corp., Series B zero coupon 2008 ........................      40,000        18,600
Charter Communications Holdings, Inc. 8.63% 2009* ..............................      30,000        30,787
Classic Cable, Inc. 9.88% 2008* ................................................       5,000         5,325
Comcast Cable Communications Corp. 8.50% 2027 ..................................      35,000        41,280
Crown Castle International Corp. zero coupon 2007 ..............................      20,000        14,125
Echostar DBS Corp. 9.38% 2009* .................................................      30,000        31,125
Falcon Holding Group LP 8.38% 2010 .............................................      20,000        20,200
Frontiervision Holdings LP zero coupon 2007* ...................................      20,000        17,200
Frontiervision Holdings LP zero coupon 2007(2) .................................      10,000         8,713
Granite Broadcasting Corp. 8.88% 2008* .........................................      20,000        20,100
Jacor Communications Co. 9.75% 2006 ............................................      10,000        11,000
LIN Holdings Corp. zero coupon 2008*(2) ........................................      25,000        17,625
News America Holdings, Inc. 8.00% 2016 .........................................     110,000       118,404
Price Communications Wireless, Inc. 9.13% 2006 .................................      20,000        20,850
RCN Corp. zero coupon 2008(2) ..................................................      35,000        21,525
Scholastic Corp. 7.00% 2003 ....................................................      70,000        71,079
Sullivan Graphics, Inc. 12.75% 2005 ............................................      15,000        15,450
TV Guide, Inc. 8.13% 2009* .....................................................      20,000        20,300
Viacom, Inc. 7.75% 2005 ........................................................      65,000        69,308
Young Broadcasting, Inc. 8.75% 2007 ............................................      10,000        10,300

                                                                ----------------

                                                                                  PRINCIPAL
BONDS & NOTES (CONTINUED)                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.0%
Bell Sports, Inc. 11.00% 2008 ..................................................  $   15,000  $     15,375

LEISURE & TOURISM -- 0.1%
Argosy Gaming Co. 13.25% 2004 ..................................................      15,000        16,950
Fitzgeralds Gaming Corp., Series B 12.25% 2004 .................................       5,000         2,625
Loews Ciniplex Entertainment Corp. 8.88% 2008* .................................      30,000        29,925
Station Casinos, Inc. 8.88% 2008* ..............................................      20,000        20,500
Tricon Global Restaurants, Inc. 7.65% 2008 .....................................      15,000        15,630
                                                                                              ------------
                                                                                                   766,313
                                                                                              ------------

INFORMATION TECHNOLOGY -- 1.0%
COMMUNICATION EQUIPMENT -- 0.0%
L 3 Communications Corp. 8.00% 2008 ............................................      10,000        10,100

ELECTRONICS -- 0.0%
Advanced Micro Devices, Inc. 11.00% 2003 .......................................      20,000        20,600
Amphenol Corp. 9.88% 2007 ......................................................      10,000        10,387

SOFTWARE -- 0.1%
Concentric Network Corp. 12.75% 2007 ...........................................      20,000        22,800
PSInet, Inc. 10.00% 2005 .......................................................      20,000        21,100
PSInet, Inc. 11.50% 2008* ......................................................       5,000         5,650

TELECOMMUNICATIONS -- 0.9%
AMSC Acquisition, Inc. 12.25% 2008 .............................................       5,000         2,488
BTI Telecom Corp. 10.50% 2007 ..................................................      10,000         9,100
Compania De Telecomunicaciones 7.63% 2006 ......................................      40,000        38,251
Compania De Telecomunicaciones 8.38% 2006 ......................................      45,000        45,217
Covad Communications Group, Inc. 12.50% 2009* ..................................      10,000        10,000
E.Spire Communications, Inc. zero coupon 2008*(2) ..............................      30,000        14,100
Emmis Communications Corp. 8.13% 2009* .........................................       5,000         5,050
Fairchild Semiconductor Corp. 10.13% 2007 ......................................      20,000        19,800
GCI, Inc. 9.75% 2007 ...........................................................      25,000        25,250
Globalstar LP 10.75% 2004 ......................................................      10,000         6,000
GST Telecommunications, Inc. zero coupon 2008*(2)(3) ...........................      20,000        10,400
Hyperion Telecommunications, Inc. 12.25% 2004 ..................................      10,000        10,875
Intermedia Communications, Inc. zero coupon 2009*(2) ...........................      20,000        12,625
Intermedia Communications, Inc. 8.88% 2007 .....................................      25,000        25,437
Iridium LLC 10.88% 2005 ........................................................      10,000         4,675
Iridium LLC 11.25% 2005 ........................................................       5,000         1,900
ITC Deltacom, Inc. 8.88% 2008 ..................................................       5,000         5,025
ITC Deltacom, Inc. 9.75% 2008 ..................................................       5,000         5,250
IXC Communications, Inc. 9.00% 2008 ............................................      20,000        20,800
KMC Telecom Holdings, Inc. zero coupon 2008(2) .................................      20,000        10,900
Level 3 Communications, Inc. 9.13% 2008 ........................................      10,000        10,025
McleodUSA, Inc. 8.38% 2008 .....................................................      10,000        10,000
MJD Communications, Inc. 9.50% 2008* ...........................................      20,000        20,200
Nextel Communications, Inc. zero coupon 2007(2) ................................      50,000        35,500
Nextlink Communications, Inc. zero coupon 2008(2) ..............................      30,000        19,200
NTL, Inc. zero coupon 2008*(2) .................................................      35,000        23,931
Paging Network, Inc. 10.13% 2007 ...............................................      15,000        13,200
Qwest Communications International, Inc. 7.50% 2008* ...........................      10,000        10,411

----------------
30

                                                                                  PRINCIPAL
BONDS & NOTES (CONTINUED)                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Rogers Cantel, Inc. 8.30% 2007 .................................................  $   10,000  $     10,450
Rogers Cantel, Inc. 9.38% 2008 .................................................       5,000         5,475
RSL Communications PLC 12.00% 2008 .............................................      20,000        21,975
Tele-Communications, Inc. 7.25% 2005 ...........................................      50,000        53,094
Tele-Communications, Inc. 8.00% 2005 ...........................................      35,000        38,340
Tele-Communications, Inc. 9.25% 2002 ...........................................      35,000        38,451
Telecommunications Techniques Co. LLC 9.75% 2008* ..............................      20,000        19,900
Time Warner Telecom, Inc. 9.75% 2008 ...........................................      20,000        21,400
Verio, Inc. 10.38% 2005 ........................................................      10,000        10,700
Verio, Inc. 11.25% 2008* .......................................................      10,000        11,250
Viatel, Inc. 11.25% 2008*(3) ...................................................      10,000        10,125
                                                                                              ------------
                                                                                                   757,407
                                                                                              ------------

MATERIALS -- 0.5%
CHEMICALS -- 0.2%
Acetex Corp. 9.75% 2003 ........................................................      20,000        19,175
Arco Chemical Co. 9.80% 2020 ...................................................      15,000        14,833
Huntsman Corp. 9.50% 2007* .....................................................      15,000        14,775
ICI Wilmington, Inc. 6.95% 2004 ................................................      65,000        65,830
LaRoche Industries, Inc. 9.50% 2007 ............................................       5,000         3,625
Pioneer Americas Acquisition Corp. 9.25% 2007 ..................................      15,000        12,450
Scotts Co. 8.63% 2009* .........................................................       5,000         5,162
Sovereign Speciality Chemicals Corp. 9.50% 2007 ................................      15,000        15,544

FOREST PRODUCTS -- 0.2%
American Pad & Paper Co. 13.00% 2005 ...........................................      10,000         6,100
Boise Cascade Corp. 9.90% 2001 .................................................      70,000        73,363
Container Corp. of America 10.75% 2002* ........................................       5,000         5,331
Gaylord Container Corp. 9.38% 2007 .............................................      10,000         9,513
Grupo Industrial Durango SA de CV 12.63% 2003 ..................................      10,000         9,600
Pacifica Papers, Inc. 10.00% 2009* .............................................      15,000        15,337
Packaging Corp of America 9.63% 2009* ..........................................      10,000        10,251
Repap New Brunswick, Inc. 9.00% 2004 ...........................................      10,000         9,650
Tembec Industries, Inc. 8.63% 2009 .............................................       5,000         5,069

METALS & MINERALS -- 0.1%
AK Steel Corp. 9.13% 2006 ......................................................      20,000        21,150
AK Steel Corp. 7.88% 2009 ......................................................      10,000        10,000
Armco, Inc. 8.88% 2008 .........................................................      15,000        15,412
Armco, Inc. 9.00% 2007 .........................................................      10,000        10,350
Bayou Steel Corp. 9.50% 2008 ...................................................      10,000         9,825
Consumers Packaging, Inc. 9.75% 2007 ...........................................      10,000        10,275
Neenah Corp. 11.13% 2007* ......................................................       5,000         5,237
Neenah Corp., Class B 11.13% 2007 ..............................................       5,000         5,238
P L Coal Holdings Corp. 9.63% 2008 .............................................      15,000        15,694
Weirton Steel Corp. 11.38% 2004 ................................................       5,000         4,800
                                                                                              ------------
                                                                                                   403,589
                                                                                              ------------

                                                                ----------------

                                                                                  PRINCIPAL
BONDS & NOTES (CONTINUED)                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.8%
MUNICIPAL BONDS -- 0.8%
Allentown Pennsylvania 6.20% 2005 ..............................................  $  225,000  $    227,410
Hudson County New Jersey Improvement Authority Facility 6.55% 2002 .............      85,000        86,930
Huntsville Alabama Solid Waste Disposal Authority 5.95% 2003 ...................      85,000        84,504
Miami Florida Revenue 7.25% 2003 ...............................................     110,000       115,512
Phoenix Arizona Civic Improvement Corp. 6.30% 2008 .............................     100,000        99,642
                                                                                              ------------
                                                                                                   613,998
                                                                                              ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
FOREIGN GOVERNMENT -- 0.2%
Republic of Columbia 10.88% 2004 ...............................................     113,000       117,944
Republic of Lithuania 7.13% 2002*# .............................................      35,000        32,900
                                                                                              ------------
                                                                                                   150,844
                                                                                              ------------

REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.3%
Equity Office Properties Operating LP 6.38% 2003 ...............................     100,000        99,274
Post Apartment Homes LP 7.02% 2001 .............................................     110,000       112,191
                                                                                              ------------
                                                                                                   211,465
                                                                                              ------------

U.S. GOVERNMENT & AGENCIES -- 22.5%
U.S. GOVERNMENT & AGENCIES -- 22.5%
Federal Home Loan Mortgage Corp. 6.00% 2006 ....................................      24,693        24,747
Federal Home Loan Mortgage Corp. 6.00% 2013 ....................................     489,269       486,211
Federal Home Loan Mortgage Corp. 6.00% 2028 ....................................     198,891       193,483
Federal Home Loan Mortgage Corp. 6.50% 2022 ....................................     122,000       121,161
Federal Home Loan Mortgage Corp. 6.50% 2023 ....................................      40,000        40,100
Federal Home Loan Mortgage Corp. 6.55% 2022 ....................................      32,000        32,130
Federal Home Loan Mortgage Corp. 6.75% 2022 ....................................     130,000       131,170
Federal Home Loan Mortgage Corp. 7.00% 2023 ....................................      25,000        25,531
Federal Home Loan Mortgage Corp. 7.50% 2023 ....................................      14,657        15,065
Federal Home Loan Mortgage Corp. 7.50% 2025 ....................................     358,823       368,802
Federal Home Loan Mortgage Corp. 7.75% 2022 ....................................      60,106        61,984
Federal Home Loan Mortgage Corp. 8.50% 2019 ....................................      42,253        44,517
Federal National Mortgage Association 5.25% 2003 ...............................     825,000       818,813
Federal National Mortgage Association 5.63% 2001 ...............................     320,000       322,451
Federal National Mortgage Association 5.65% 2005 ...............................      21,970        21,968
Federal National Mortgage Association 5.75% 2008 ...............................     760,000       755,250
Federal National Mortgage Association 6.00% 2014 ...............................     404,788       401,752
Federal National Mortgage Association 6.00% 2014 ...............................     185,670       184,278
Federal National Mortgage Association 6.00% 2028 ...............................     493,156       479,283
Federal National Mortgage Association 6.00% TBA ................................     300,000       297,750
Federal National Mortgage Association 6.18% 2008 ...............................      19,861        19,933
Federal National Mortgage Association 6.27% 2007 ...............................      54,481        55,009
Federal National Mortgage Association 6.30% 2008 ...............................      39,616        40,063
Federal National Mortgage Association 6.34% 2008 ...............................      19,649        19,921
Federal National Mortgage Association 6.36% 2008 ...............................     128,957       131,043
Federal National Mortgage Association 6.39% 2006 ...............................      19,361        19,665
Federal National Mortgage Association 6.43% 2008 ...............................      19,765        20,151
Federal National Mortgage Association 6.50% 2013 ...............................     299,971       302,688

----------------
32

                                                                                  PRINCIPAL
BONDS & NOTES (CONTINUED)                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association 6.91% 2007 ...............................  $  246,266  $    257,538
Federal National Mortgage Association 6.98% 2007 ...............................      19,615        20,590
Federal National Mortgage Association 7.00% 2006 ...............................         430           428
Federal National Mortgage Association 7.04% 2007 ...............................      54,042        56,905
Federal National Mortgage Association 7.28% 2006 ...............................      34,301        36,512
Federal National Mortgage Association 7.39% 2021 ...............................      42,581        44,833
Federal National Mortgage Association 7.75% 2021 ...............................     184,000       188,484
Federal National Mortgage Association 8.00% 2006 ...............................      52,081        54,018
Government National Mortgage Association 7.00% 2022 ............................      16,997        17,295
Government National Mortgage Association 7.00% 2023 ............................      14,014        14,254
Government National Mortgage Association 7.25% 2027 ............................     195,020       199,437
Government National Mortgage Association 7.50% 2024 ............................      55,533        57,285
Government National Mortgage Association 7.50% 2028 ............................     235,196       242,474
Government National Mortgage Association 8.50% 2017 ............................      46,853        49,708
Government National Mortgage Association 9.00% 2021 ............................      14,102        15,138
Overseas Private Investment Corp. 6.99% 2009 ...................................     380,000       391,860
United States Treasury Bonds 5.25% 2028 ........................................     350,000       326,431
United States Treasury Bonds 7.50% 2016 ........................................     675,000       792,598
United States Treasury Bonds 8.50% 2020 ........................................     150,000       196,055
United States Treasury Bonds 9.25% 2016 ........................................     750,000     1,018,710
United States Treasury Bonds 11.88% 2003 .......................................     440,000       556,393
United States Treasury Bonds 12.00% 2013 .......................................   4,025,000     5,861,406
United States Treasury Notes 4.75% 2008 ........................................     300,000       288,984
United States Treasury Notes 5.00% 2001 ........................................     755,000       755,121
United States Treasury Strip Bonds zero coupon 2012 ............................     260,000       122,902
                                                                                              ------------
                                                                                                17,000,278
                                                                                              ------------

UTILITIES -- 1.3%
ELECTRIC UTILITIES -- 0.5%
Atlantic City Electric Co. 6.38% 2005 ..........................................      45,000        45,735
Cleveland Electric Illuminating Co., Series B 7.19% 2000 .......................      35,000        35,292
Pacificorp 6.38% 2008 ..........................................................     150,000       152,442
Public Service Electric & Gas Co. 8.88% 2003 ...................................      21,000        23,364
UtiliCorp United, Inc. 6.88% 2004 ..............................................      70,000        72,142
WESCO Distribution, Inc., Series B 9.13% 2008 ..................................      15,000        15,506
GAS & PIPELINE UTILITIES -- 0.3%
Internorth, Inc. 9.63% 2006 ....................................................     110,000       126,985
KN Energy, Inc. 6.65% 2005 .....................................................     125,000       127,519
TELEPHONE -- 0.5%
GTE Corp. 6.36% 2006 ...........................................................     175,000       177,030
MCI Communications Corp. 6.13% 2002(4) .........................................      45,000        45,410
MGC Communications, Inc., Series B 13.00% 2004 .................................       5,000         3,825
WorldCom, Inc. 7.55% 2004 ......................................................     165,000       175,851
                                                                                              ------------
                                                                                                 1,001,101
                                                                                              ------------
TOTAL BONDS & NOTES (cost $29,395,344) .........................................                29,226,475
                                                                                              ------------

                                                                ----------------

WARRANTS -- 0.0%+                                                                  WARRANTS      VALUE
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 1/31/08*# (cost $55) ................................          20  $         50
                                                                                              ------------


OPTIONS -- 0.0%+                                                                  CONTRACTS
----------------------------------------------------------------------------------------------------------
CALL OPTIONS -- 0.0%
Philadelphia Utility Index $325 expiring 4/99 ..................................          14         1,488
Compaq Computer Corp. $32.50 expiring 4/99 .....................................         102         9,563
Microsoft Corp. $87.50 expiring 5/99 ...........................................          28        22,225
PUT OPTIONS -- 0.0%
America Online, Inc. $120 expiring 4/99 ........................................          29         3,987
                                                                                              ------------
TOTAL OPTIONS (cost $75,843) ...................................................                    37,263
                                                                                              ------------
TOTAL INVESTMENT SECURITIES (cost $59,173,743) .................................                69,525,589
                                                                                              ------------

                                                                                  PRINCIPAL
SHORT-TERM SECURITIES -- 1.8%                                                       AMOUNT
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 1.8%
Federal Home Loan Mortgage Corp. 4.82% due 4/1/99 (cost $1,400,000) ............  $1,400,000     1,400,000
                                                                                              ------------

REPURCHASE AGREEMENTS -- 6.8%
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.8%
Lehman Brothers Holding, Inc. Joint Repurchase Agreement Account (Note 3) ......   1,485,000     1,485,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 3) ......   3,651,000     3,651,000
                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS (cost $5,136,000) ..................................                 5,136,000
                                                                                              ------------

TOTAL INVESTMENTS --
  (cost $65,709,743)                          100.4%         76,061,589
Total Written Call Options --                   0.0             (36,225)
Liabilities in excess of other assets --       (0.4)           (331,357)
                                           ---------      -------------
NET ASSETS --                                 100.0%      $  75,694,007
                                           ---------      -------------
                                           ---------      -------------

-------------

+   Non-income producing securities

*  Resale restricted to qualified institutional buyer

#  Fair valued security, see Note 2

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash.

(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

(3) Bond issued as part of a unit which includes an equity component.

(4) Variable rate security; rate as of March 31, 1999

@ The security or a portion thereof represents the underlying security for the written options

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

----------------
34

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------
                                                GROSS
   CONTRACT           IN        DELIVERY     UNREALIZED
  TO DELIVER     EXCHANGE FOR     DATE      APPRECIATION
----------------------------------------------------------
*EUR   100,000  USD    116,741   07/22/99     $   7,915
EUR    200,000  USD    236,064   07/22/99        18,412
EUR    300,000  USD    353,130   07/22/99        26,652
EUR     25,000  USD     29,428   07/22/99         2,221
EUR     75,000  USD     87,675   07/22/99         6,055
EUR     85,000  USD     94,652   07/22/99         2,150
USD    108,593  EUR    100,000   08/12/99           373
EUR     60,000  USD     70,860   08/12/99         5,481
EUR    200,000  USD    236,200   08/12/99        18,269
EUR     65,000  USD     71,087   08/12/99           260
                                                -------
                                                 87,788
                                                -------


                                                GROSS
                                             UNREALIZED
                                            DEPRECIATION
----------------------------------------------------------
*USD   125,859  EUR    110,000   07/22/99     $  (6,150)
                                                -------
Net Unrealized Appreciation..............     $  81,638
                                                -------
                                                -------

-------------

*Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR -- European Monetary Unit
USD -- United States Dollar

OPEN COVERED WRITTEN CALL OPTIONS

-------------------------------------------------------------------------------
                                              EXPIRATION   STRIKE
CALL OPTIONS                     CONTRACTS      DATE        PRICE       VALUE
-------------------------------------------------------------------------------
Yahoo!, Inc. (proceeds                            April
 $30,031)....................           18         1999   $     155   $ (36,225)
                                                                      ---------
                                                                      ---------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 29.2%                                                                 SHARES       VALUE
------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.3%
APPAREL & TEXTILES -- 0.0%
Oakley, Inc.+ ....................................................................       3,800  $     26,363

AUTOMOTIVE -- 0.5%
DaimlerChrysler AG+ ..............................................................         800        68,650
Federal-Mogul Corp. ..............................................................       2,315        99,545
Ford Motor Co. ...................................................................       1,500        85,125
General Motors Corp. .............................................................         500        43,437

RETAIL -- 2.8%
Amazon.com, Inc.+ ................................................................       4,965       854,911
Costco Cos., Inc.+ ...............................................................       1,180       108,044
Dayton Hudson Corp. ..............................................................       1,500        99,937
Dollar Tree Stores, Inc.+ ........................................................         280         8,662
eBay, Inc.+ ......................................................................       1,165       159,969
Gap, Inc. ........................................................................       2,250       151,453
Home Depot, Inc. .................................................................       1,700       105,825
Staples, Inc.+ ...................................................................       3,290       108,159
Wal-Mart Stores, Inc. ............................................................       1,300       119,844
                                                                                                ------------
                                                                                                   2,039,924
                                                                                                ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos, Inc. ..........................................................       1,600        56,300

HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ............................................................         500        46,000
                                                                                                ------------
                                                                                                     102,300
                                                                                                ------------

ENERGY -- 1.4%
ENERGY SERVICES -- 0.2%
Halliburton Co. ..................................................................       1,200        46,200
Schlumberger Ltd. ................................................................         800        48,150

ENERGY SOURCES -- 1.2%
Chevron Corp. ....................................................................       1,000        88,438
Enron Corp. ......................................................................       7,125       457,781
Exxon Corp. ......................................................................         500        35,281
Mobil Corp. ......................................................................       1,500       132,000
Royal Dutch Petroleum Co. GDR ....................................................       1,000        52,000
                                                                                                ------------
                                                                                                     859,850
                                                                                                ------------

FINANCE -- 3.2%
BANKS -- 1.4%
Bank of New York Co., Inc. .......................................................       7,610       273,484
Chase Manhattan Corp. ............................................................       1,400       113,837

----------------
36

COMMON STOCK (CONTINUED)                                                              SHARES       VALUE
------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Fifth Third Bancorp ..............................................................       1,400  $     92,313
First Union Corp. ................................................................       1,000        53,438
Firstar Corp. ....................................................................       2,502       223,929
Mellon Bank Corp. ................................................................         800        56,300
Summit Bancorp. ..................................................................       1,200        46,800

FINANCIAL SERVICES -- 1.7%
American Express Co. .............................................................       1,720       202,100
Associates First Capital Corp., Class A ..........................................       1,600        72,000
Capital One Financial Corp. ......................................................       1,100       166,100
Citigroup, Inc. ..................................................................       1,400        89,425
Fannie Mae .......................................................................         800        55,400
Freddie Mac ......................................................................         700        39,988
Household International, Inc. ....................................................       1,000        45,625
Merrill Lynch & Co., Inc. ........................................................       1,000        88,437
Morgan Stanley, Dean Witter & Co. ................................................       1,000        99,937
PaineWebber Group, Inc. ..........................................................         900        35,888
Providian Financial Corp. ........................................................       1,200       132,000

INSURANCE -- 0.1%
Progressive Corp. ................................................................         500        71,750
The Hartford Financial Services Group, Inc. ......................................         600        34,088
                                                                                                ------------
                                                                                                   1,992,839
                                                                                                ------------

HEALTHCARE -- 3.9%
DRUGS -- 2.2%
Abbott Laboratories, Inc. ........................................................       1,000        46,813
American Home Products Corp. .....................................................         800        52,200
Amgen, Inc.+ .....................................................................       1,400       104,825
Biogen, Inc.+ ....................................................................       1,000       114,312
Bristol-Myers Squibb Co. .........................................................         800        51,450
Centocor, Inc.+ ..................................................................       2,250        83,250
Eli Lilly & Co. ..................................................................       1,700       144,287
Merck & Co., Inc. ................................................................         600        48,113
Pfizer, Inc. .....................................................................       3,340       463,425
Pharmacia & Upjohn, Inc. .........................................................       1,300        81,088
Sepracor, Inc.+ ..................................................................         445        49,951
Warner-Lambert Co. ...............................................................       2,000       132,375

HEALTH SERVICES -- 0.4%
IMS Health, Inc. .................................................................       6,885       228,066

MEDICAL PRODUCTS -- 1.3%
Genzyme Corp.+ ...................................................................       1,000        50,438
Guidant Corp. ....................................................................       1,725       104,362
Johnson & Johnson Co. ............................................................       1,200       112,425
Medtronic, Inc. ..................................................................       4,641       332,992
Minimed, Inc.+ ...................................................................       1,060       107,722
Schering-Plough Corp. ............................................................       1,800        99,562
                                                                                                ------------
                                                                                                   2,407,656
                                                                                                ------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                                              SHARES       VALUE
------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 1.1%
BUSINESS SERVICES -- 0.2%
Exodus Communications, Inc.+ .....................................................         800  $    107,600

MACHINERY -- 0.1%
United Technologies Corp. ........................................................         700        94,806

MULTI-INDUSTRY -- 0.6%
Tyco International Ltd. ..........................................................       5,134       368,365

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. ...............................................         900        29,588
Southwest Airlines Co. ...........................................................       3,325       100,581
                                                                                                ------------
                                                                                                     700,940
                                                                                                ------------

INFORMATION & ENTERTAINMENT -- 3.2%
BROADCASTING & MEDIA -- 3.0%
Cablevision Systems Corp, Class A+ ...............................................       1,435       106,369
CBS Corp.+ .......................................................................       1,000        40,938
Clear Channel Communications, Inc.+ ..............................................       1,200        80,475
Cox Communications, Inc, Class A+ ................................................       1,585       119,866
DoubleClick, Inc.+ ...............................................................         775       141,098
Lamar Advertising Co.,+ ..........................................................       2,136        72,491
MediaOne Group, Inc.+ ............................................................       4,985       316,547
Outdoor Systems, Inc.+ ...........................................................       3,347       100,410
Penton Media, Inc. ...............................................................       1,145        25,763
Time Warner, Inc. ................................................................       9,824       698,118
United International Holdings, Inc.+ .............................................       3,130       136,155
USA Networks, Inc.+ ..............................................................         835        29,903

ENTERTAINMENT PRODUCTS -- 0.0%
Mattel, Inc. .....................................................................       1,000        24,875

LEISURE & TOURISM -- 0.2%
Carnival Corp, Class A ...........................................................         960        46,620
McDonald's Corp. .................................................................       1,000        45,312
                                                                                                ------------
                                                                                                   1,984,940
                                                                                                ------------

INFORMATION TECHNOLOGY -- 10.3%
COMMUNICATION EQUIPMENT -- 1.5%
Lucent Technologies, Inc. ........................................................       1,400       150,850
Nokia Corp., Class A ADR .........................................................       4,850       755,388

COMPUTERS & BUSINESS EQUIPMENT -- 2.3%
Cisco Systems, Inc.+ .............................................................       5,623       616,070
Dell Computer Corp.+ .............................................................       3,600       147,150
EMC Corp.+ .......................................................................       3,405       434,989
Hewlett-Packard Co. ..............................................................         200        13,562
Honeywell, Inc. ..................................................................         400        30,325
International Business Machines Corp. ............................................       1,000       177,250

ELECTRONICS -- 1.9%
Conexant Systems, Inc.+ ..........................................................       5,110       141,483
General Electric Co. .............................................................       3,500       387,187
Intel Corp. ......................................................................       1,500       178,688

----------------
38

COMMON STOCK (CONTINUED)                                                              SHARES       VALUE
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Maxim Integrated Products, Inc.+ .................................................       1,390  $     75,234
Motorola, Inc. ...................................................................         800        58,600
Pittway Corp., Class A ...........................................................       2,525        66,913
Texas Instruments, Inc. ..........................................................       1,910       189,567
Vitesse Semiconductor Corp.+ .....................................................       2,110       106,819

SOFTWARE -- 2.8%
America Online, Inc.+ ............................................................       1,690       246,740
At Home Corp., Series A+ .........................................................         195        30,712
CIBER, Inc.+ .....................................................................         260         4,989
Excite, Inc.+ ....................................................................       2,815       394,100
Inktomi Corp. ....................................................................         920        78,890
Microsoft Corp.+ .................................................................       9,490       850,541
Sapient Corp.+ ...................................................................       1,800       128,475

TELECOMMUNICATIONS -- 1.8%
Comcast Corp, Class A ............................................................       6,810       428,604
Level 3 Communications, Inc.+ ....................................................       5,615       408,842
Sprint Corp. .....................................................................       3,775       167,280
Verisign, Inc. ...................................................................         815       125,510
                                                                                                ------------
                                                                                                   6,394,758
                                                                                                ------------

MATERIALS -- 0.4%
CHEMICALS -- 0.2%
du Pont (E.I.) de Nemours & Co. ..................................................         800        46,450
Monsanto Co. .....................................................................       1,880        86,362

FOREST PRODUCTS -- 0.2%
Georgia-Pacific Corp. ............................................................       1,500       111,375

METALS & MINERALS -- 0.0%
Martin Marietta Materials, Inc. ..................................................         300        17,119
                                                                                                ------------
                                                                                                     261,306
                                                                                                ------------

UTILITIES -- 2.2%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ........................................................................         800        29,850
PECO Energy Co. ..................................................................       1,000        46,250

TELEPHONE -- 2.1%
AT&T Corp. .......................................................................       3,139       250,531
AT&T Corp. -- Liberty Media Group, Class A .......................................      10,919       574,613
GTE Corp. ........................................................................         500        30,250
MCI WorldCom, Inc.+ ..............................................................       3,000       265,687
SBC Communications, Inc. .........................................................         800        37,700
Telecom Italia SpA ADR ...........................................................          10         1,044
Telecom Italia SpA ...............................................................      14,842       157,911
                                                                                                ------------
                                                                                                   1,393,836
                                                                                                ------------
TOTAL COMMON STOCK (cost $13,466,058) ............................................                18,138,349
                                                                                                ------------

                                                                ----------------

PREFERRED STOCK -- 0.0%                                                               SHARES       VALUE
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp. 13.50%(1) ...............................................          10  $     11,217

TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%(1) .................................................           4           861
                                                                                                ------------
                                                                                                      12,078
                                                                                                ------------
TOTAL PREFERRED STOCK (cost $9,540) ..............................................                    12,078
                                                                                                ------------


                                                                                    PRINCIPAL
BONDS & NOTES -- 64.4%                                                                AMOUNT
------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.0%
APPAREL & TEXTILES -- 0.1%
True Temper Sports, Inc. 10.88% 2008* ............................................  $   45,000        41,738

AUTOMOTIVE -- 0.2%
Accuride Corp., Series B 9.25% 2008* .............................................      10,000        10,013
Delco Remy International, Inc. 8.63% 2007 ........................................      25,000        25,500
Federal Mogul Corp. 8.80% 2007 ...................................................      30,000        31,707
LDM Technologies, Inc. 10.75% 2007 ...............................................      15,000        15,356
Mark IV Industries, Inc. 7.75% 2006 ..............................................      30,000        29,100

HOUSING -- 0.2%
Engle Homes, Inc., Series C 9.25% 2008 ...........................................      10,000         9,750
Falcon Building Products, Inc. zero coupon 2007(2) ...............................      25,000        14,781
Falcon Building Products, Inc. 9.50% 2007 ........................................      10,000         9,300
Nortek, Inc. 8.88% 2008* .........................................................       5,000         5,137
Nortek, Inc. 9.25% 2007 ..........................................................      20,000        20,850
Standard Pacific Corp. 8.50% 2007 ................................................      20,000        19,400
Toll Corp. 8.13% 2009 ............................................................      15,000        15,038
Webb Delaware Corp. 10.25% 2010 ..................................................      25,000        25,250

RETAIL -- 0.5%
Amazon.com, Inc. zero coupon 2008(2) .............................................      69,000        45,540
Amazon.com, Inc., convertible 4.75% 2009* ........................................      67,000        84,253
Disco SA 9.88% 2008 ..............................................................      20,000        17,250
Duane Reade, Inc. 9.25% 2008 .....................................................      40,000        41,500
Fred Meyer, Inc. 7.38% 2005 ......................................................      55,000        56,709
J.C. Penney Co., Inc. 7.40% 2037 .................................................      90,000        93,545
Stater Brothers Holdings, Inc. 9.00% 2004 ........................................      10,000         9,950
                                                                                                ------------
                                                                                                     621,667
                                                                                                ------------

CONSUMER STAPLES -- 0.7%
FOOD, BEVERAGE & TOBACCO -- 0.6%
Aurora Foods, Inc. 9.88% 2007 ....................................................      10,000        10,762
Aurora Foods, Inc., Series B 8.75% 2008 ..........................................       5,000         5,200
B & G Foods Corp. 9.63% 2007 .....................................................      20,000        19,650
Delaware Monte Foods Co. zero coupon 2007(2) .....................................      16,000        11,900
Nash Finch Co. 8.50% 2008 ........................................................      25,000        22,125
New World Pasta Co. 9.25% 2009* ..................................................       5,000         5,094
Panamerican Beverages, Inc. 8.13% 2003 ...........................................      70,000        68,079
Seagram Joseph E & Sons, Inc. 7.50% 2018 .........................................     250,000       251,815

----------------
40

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS -- 0.1%
Purina Mills, Inc. 9.00% 2010 ....................................................  $   10,000  $      8,025
Revlon Consumer Products Corp. 9.00% 2006 ........................................       5,000         5,000
Revlon Worldwide Corp. zero coupon 2001 ..........................................      20,000        12,200
                                                                                                ------------
                                                                                                     419,850
                                                                                                ------------

ENERGY -- 1.1%
ENERGY SERVICES -- 0.1%
Dailey International, Inc. 9.50% 2008 ............................................      25,000        10,000
Pride Petroleum Services, Inc. 9.38% 2007 ........................................      25,000        24,000
Tuboscope Vetco International, Inc. 7.50% 2008 ...................................      25,000        22,065

ENERGY SOURCES -- 1.0%
Abraxas Petroleum Corp. 11.50% 2004 ..............................................      15,000         9,000
Calpine Corp. 8.75% 2007 .........................................................      25,000        25,517
Cross Timbers Oil Co, Class B 8.75% 2009 .........................................      10,000         9,500
Cross Timbers Oil Co. 9.25% 2007 .................................................      25,000        24,250
Energy Corp. America 9.50% 2007 ..................................................      40,000        37,250
Enron Corp. 6.75% 2004 ...........................................................     125,000       125,799
Newfield Exploration Co. Series B 7.45% 2007 .....................................      80,000        75,030
Petroleos Mexicanos 9.38% 2008* ..................................................      75,000        76,969
Sonat, Inc. 6.88% 2005 ...........................................................     140,000       142,386
Tesoro Petroleum Corp., Series B 9.00% 2008 ......................................      10,000         9,925
YPF Sociedad Anonima 10.00% 2028 .................................................     100,000       109,913
                                                                                                ------------
                                                                                                     701,604
                                                                                                ------------

FINANCE -- 10.1%
BANKS -- 2.6%
Banc One Corp. 8.00% 2027 ........................................................      43,000        48,225
Bank One Corp. 7.25% 2004 ........................................................     135,000       141,916
Bank One Columbus Corp. 7.38% 2002 ...............................................      40,000        41,573
Banponce Financial Corp. 6.75% 2001 ..............................................      95,000        95,477
Credit National 7.00% 2005 .......................................................      60,000        60,754
First Republic Bancorp 7.75% 2012 ................................................      50,000        49,789
First Union-Lehman Brothers Commercial Mortgage Corp. 6.60% 2007 .................     250,000       254,512
Korea Development Bank 7.13% 2001 ................................................      35,000        34,311
National City Corp. 7.20% 2005 ...................................................     200,000       207,186
NBD Bank SA 8.25% 2024 ...........................................................      50,000        58,421
NCNB Corp. 9.38% 2009 ............................................................      68,000        83,289
Royal Bank Scotland Group PLC 6.40% 2009 .........................................     300,000       298,032
United States Bancorp 7.50% 2026 .................................................     210,000       230,674
Werner Holding Delaware, Inc. 10.00% 2007 ........................................      10,000        10,050
Western Financial Savings Bank 8.88% 2007 ........................................      25,000        18,750

FINANCIAL SERVICES -- 5.4%
Aesop Funding Corp. 6.14% 2006* ..................................................     120,000       119,892
Aesop Funding II LLC 6.22% 2001* .................................................     120,000       121,024
Allstate Financing II 7.83% 2045 .................................................      49,000        50,913
American General Finance Corp. 6.25% 2002 ........................................     100,000       100,840
AMRESCO, Inc. 9.88% 2005* ........................................................      10,000         7,625
Arcadia Financial Ltd. 11.50% 2007(3) ............................................      10,000         8,075

                                                                ----------------

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Asset Securitization Corp. 6.66% 2041 ............................................  $   80,000  $     81,354
Associates Corp. of North America 5.75% 2003 .....................................      55,000        54,645
Associates Corp. of North America 7.63% 2004 .....................................     130,000       139,598
ContiFinancial Corp. 8.13% 2008 ..................................................      30,000        19,350
CS First Boston Mortgage Securities Corp. 7.24% 2029 .............................     110,000       114,991
Dime Capital Trust I, Series A 9.33% 2027 ........................................      40,000        42,509
Equitable Cos., Inc. 7.00% 2028 ..................................................     130,000       130,214
Finova Capital Corp. 6.63% 2001 ..................................................     125,000       127,104
Finova Capital Corp., Series C 6.39% 2002 ........................................      80,000        80,671
Fleet Mortgage Group, Inc. 6.84% 2003 ............................................      50,000        51,635
Ford Motor Credit Corp. 7.02% 2000 ...............................................     125,000       127,969
GE Capital Mortgage Services, Inc. 6.25% 2023 ....................................      16,404        16,373
General Electric Capital Corp. 8.70% 2007 ........................................     200,000       233,686
General Motors Acceptance Corp. 7.63% 2003 .......................................     135,000       143,437
Liberty Financial Cos Inc. 6.75% 2008 ............................................     125,000       121,750
Morgan Stanley Capital I, Inc. 7.22% 2007* .......................................     120,000       124,965
Popular North America, Inc. 6.63% 2002 ...........................................      50,000        49,973
Private Export Funding Corp. 6.31% 2004 ..........................................     100,000       102,570
Private Export Funding Corp. 6.62% 2005 ..........................................     160,000       164,794
Private Export Funding Corp. 7.03% 2003 ..........................................      60,000        63,277
Private Export Funding Corp. 7.30% 2002 ..........................................     270,000       283,710
Private Export Funding Corp. 7.90% 2000 ..........................................      75,000        76,813
Sprint Capital Corp. 6.13% 2008 ..................................................     155,000       152,376
Tembec Finance Corp. 9.88% 2005 ..................................................      25,000        26,000
Toyota Motor Credit Corp. 5.63% 2003 .............................................     125,000       123,584
U.S. West Capital Funding, Inc. 6.25% 2005 .......................................     165,000       167,097
U.S. West Capital Funding, Inc. 6.88% 2028 .......................................     100,000       100,073

INSURANCE -- 2.1%
AAG Holding, Inc. 6.88% 2008 .....................................................     100,000        96,618
Abbey National Plc 6.69% 2005 ....................................................     250,000       254,502
CIGNA Corp. 7.40% 2007 ...........................................................      95,000        99,584
CIGNA Corp. 7.88% 2027 ...........................................................      37,000        38,720
Conseco Inc. 6.80% 2005 ..........................................................      35,000        33,750
Conseco, Inc. 6.40% 2003 .........................................................     120,000       115,777
Florida Windstorm Underwriting Associates, Inc. 7.13% 2019* ......................     340,000       341,095
Jackson National Life Insurance Co. 8.15% 2027* ..................................      44,000        47,699
Lumbermens Mutual Casualty Co. 8.30% 2037* .......................................      80,000        81,574
Metropolitan Life Insurance Co. 7.70% 2015* ......................................     140,000       147,675
RBF Finance Corp. 11.38% 2009 ....................................................      20,000        21,150
                                                                                                ------------
                                                                                                   6,239,990
                                                                                                ------------

HEALTHCARE -- 0.9%
HEALTH SERVICES -- 0.3%
Beverly Enterprises, Inc. 9.00% 2006 .............................................      10,000         9,850
Columbia/HCA Healthcare Corp. 7.25% 2008 .........................................      25,000        22,827
HEALTHSOUTH Corp. 6.88% 2005*(3) .................................................     120,000       116,946
Tenet Healthcare Corp. 7.88% 2003 ................................................      50,000        49,625
Tenet Healthcare Corp. 8.13% 2008* ...............................................      20,000        19,575

----------------
42

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.6%
Allegiance Corp. 7.00% 2026 ......................................................  $  260,000  $    262,364
Beckman Instruments, Inc. 7.10% 2003 .............................................      75,000        74,211
Beckman Instruments, Inc. 7.45% 2008 .............................................      10,000         9,813
Owens & Minor, Inc. 10.88% 2006 ..................................................      20,000        21,675
                                                                                                ------------
                                                                                                     586,886
                                                                                                ------------

INDUSTRIAL & COMMERCIAL -- 1.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
K & F Industries, Inc. 9.25% 2007 ................................................      30,000        30,712
SCL Term Aereo Santiago SA 6.95% 2012 ............................................     200,000       195,248
United Industries Corp. 9.88% 2009* ..............................................       5,000         5,125

BUSINESS SERVICES -- 0.9%
Allied Waste North America, Inc. 7.63% 2006 ......................................      35,000        34,125
Boise Cascade Office Products Co. 7.05% 2005 .....................................     255,000       244,874
Federal Express Corp. 6.72% 2022 .................................................     189,945       187,896
Fisher Scientific International, Inc. 9.00% 2008 .................................      20,000        20,200
Iron Mountain, Inc. 8.75% 2009 ...................................................      20,000        20,500
World Color Press, Inc. 8.38% 2008* ..............................................      25,000        25,125

ELECTRICAL EQUIPMENT -- 0.0%
Westinghouse Air Brake Co. 9.38% 2005 ............................................       5,000         5,100

MACHINERY -- 0.2%
Cincinnati Milacron, Inc. 7.88% 2000 .............................................     130,000       131,043
Grove Worldwide LLC, Inc. 9.25% 2008*(3) .........................................       5,000         4,100
Johnstown America Industries, Inc. 11.75% 2005 ...................................      10,000        10,825
Numatics, Inc., Series B 9.63% 2008 ..............................................      10,000         8,925

MULTI-INDUSTRY -- 0.0%
American Standard, Inc. 7.63% 2010 ...............................................      10,000         9,800

TRANSPORTATION -- 0.4%
AMR Corp. 9.88% 2020 .............................................................      70,000        87,182
Continental Airlines, Inc. 6.47% 2004 ............................................      95,000        94,343
Continental Airlines, Inc. 6.65% 2019 ............................................      69,282        68,307
MTL, Inc. 10.00% 2006* ...........................................................      15,000        14,850
                                                                                                ------------
                                                                                                   1,198,280
                                                                                                ------------

INFORMATION & ENTERTAINMENT -- 1.6%
BROADCASTING & MEDIA -- 1.4%
Adelphia Communications Corp. 8.38% 2008 .........................................      10,000        10,250
Allbritton Communications Co. 8.88% 2008 .........................................      20,000        20,350
AMC Entertainment, Inc. 9.50% 2009 ...............................................      35,000        33,425
Benedek Communications Corp. zero coupon 2006(2) .................................      30,000        22,800
Bresnan Communications Group zero coupon 2009*(2) ................................      20,000        13,625
Century Communications Corp., Series B zero coupon 2008 ..........................      55,000        25,575
Charter Communications Holdings 8.63% 2009* ......................................      40,000        41,050
Classic Cable, Inc. 9.88% 2008* ..................................................      10,000        10,650
Comcast Cable Communications Corp. 8.50% 2027 ....................................      50,000        58,971
Crown Castle International Corp. zero coupon 2007 ................................      35,000        24,719
Echostar DBS Corp. 9.38% 2009* ...................................................      40,000        41,500

                                                                ----------------

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Falcon Holding Group LP zero coupon 2010 .........................................  $   10,000  $      6,950
Falcon Holding Group LP 8.38% 2010 ...............................................      20,000        20,200
Frontiervision Holdings LP zero coupon 2007(2) ...................................      25,000        21,500
Frontiervision Holdings LP zero coupon 2007* .....................................      15,000        13,069
Granite Broadcasting Corp. 8.88% 2008* ...........................................      20,000        20,100
Jacor Communications Co. 9.75% 2006 ..............................................      10,000        11,000
LIN Holdings Corp. zero coupon 2008*(2) ..........................................      40,000        28,200
News America Holdings, Inc. 8.00% 2016 ...........................................     125,000       134,550
Price Communications Wireless, Inc. 9.13% 2006 ...................................      25,000        26,062
RCN Corp. zero coupon 2008(2) ....................................................      45,000        27,675
Scholastic Corp. 7.00% 2003 ......................................................      80,000        81,234
Sullivan Graphics, Inc. 12.75% 2005 ..............................................      25,000        25,750
TV Guide, Inc. 8.13% 2009* .......................................................      25,000        25,375
Viacom, Inc. 7.75% 2005 ..........................................................      80,000        85,302
Young Broadcasting, Inc. 8.75% 2007 ..............................................      25,000        25,750

ENTERTAINMENT PRODUCTS -- 0.0%
Bell Sports, Inc. 11.00% 2008 ....................................................      25,000        25,625

LEISURE & TOURISM -- 0.2%
Argosy Gaming Co. 13.25% 2004 ....................................................      15,000        16,950
Fitzgeralds Gaming Corp., Series B 12.25% 2004 ...................................       5,000         2,625
Loews Ciniplex Entertainment Corp. 8.88% 2008* ...................................      40,000        39,900
Station Casinos, Inc. 8.88% 2008* ................................................      25,000        25,625
Tricon Global Restaurants, Inc. 7.65% 2008 .......................................      25,000        26,050
                                                                                                ------------
                                                                                                     992,407
                                                                                                ------------

INFORMATION TECHNOLOGY -- 1.6%
COMMUNICATION EQUIPMENT -- 0.0%
L 3 Communications Corp. 8.00% 2008 ..............................................      15,000        15,150

ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc. 11.00% 2003 .........................................      25,000        25,750
Amphenol Corp. 9.88% 2007 ........................................................       5,000         5,194

SOFTWARE -- 0.1%
Concentric Network Corp. 12.75% 2007 .............................................      30,000        34,200
PSInet, Inc. 10.00% 2005 .........................................................      20,000        21,100
PSInet, Inc. 11.50% 2008* ........................................................      15,000        16,950

TELECOMMUNICATIONS -- 1.4%
AMSC Acquisition, Inc. 12.25% 2008 ...............................................       5,000         2,488
BTI Telecom Corp. 10.50% 2007 ....................................................      10,000         9,100
Compania De Telecomunicaciones 7.63% 2006 ........................................      50,000        47,814
Compania De Telecomunicaciones 8.38% 2006 ........................................      50,000        50,241
Covad Communications Group, Inc. 12.50% 2009* ....................................      15,000        15,000
E.Spire Communications Inc. zero coupon 2008*(2) .................................      35,000        16,450
Emmis Communications Corp. 8.13% 2009* ...........................................      10,000        10,100
Fairchild Semiconductor Corp. 10.13% 2007 ........................................      25,000        24,750
GCI, Inc. 9.75% 2007 .............................................................      30,000        30,300
Globalstar LP 10.75% 2004 ........................................................      15,000         9,000
GST Telecommunications, Inc. zero coupon 2008*(2)(3) .............................      20,000        10,400

----------------
44

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Hyperion Telecommunications, Inc. 12.25% 2004 ....................................  $   20,000  $     21,750
Intermedia Communications, Inc. zero coupon 2009*(2) .............................      25,000        15,781
Intermedia Communications, Inc. 8.88% 2007 .......................................      35,000        35,612
Iridium LLC 10.88% 2005 ..........................................................      10,000         4,675
Iridium LLC 11.25% 2005 ..........................................................       5,000         1,900
ITC Deltacom, Inc. 8.88% 2008 ....................................................      10,000        10,050
ITC Deltacom, Inc. 9.75% 2008 ....................................................       5,000         5,250
IXC Communications, Inc. 9.00% 2008 ..............................................      25,000        26,000
KMC Telecom Holdings, Inc. zero coupon 2008(2) ...................................      20,000        10,900
Level 3 Communications, Inc. 9.13% 2008 ..........................................      15,000        15,037
McleodUSA, Inc. 8.38% 2008 .......................................................      15,000        15,000
MJD Communications, Inc. 9.50% 2008* .............................................      25,000        25,250
Nextel Communications, Inc. zero coupon 2007(2) ..................................      70,000        49,700
Nextlink Communications, Inc. zero coupon 2008(2) ................................      45,000        28,800
NTL Inc. zero coupon 2008*(2) ....................................................      50,000        34,125
Paging Network, Inc. 10.13% 2007 .................................................      30,000        26,400
Qwest Communications International, Inc. 7.50% 2008* .............................      10,000        10,411
Rogers Cantel, Inc. 8.30% 2007 ...................................................      15,000        15,675
Rogers Cantel, Inc. 9.38% 2008 ...................................................      10,000        10,950
RSL Communications PLC 12.00% 2008 ...............................................      25,000        27,469
Tele-Communications, Inc. 7.25% 2005 .............................................      50,000        53,094
Tele-Communications, Inc. 8.00% 2005 .............................................      50,000        54,771
Tele-Communications, Inc. 9.25% 2002 .............................................      50,000        54,930
Telecommunications Techniques Co. LLC 9.75% 2008* ................................      25,000        24,875
Time Warner Telecom, Inc. 9.75% 2008 .............................................      25,000        26,750
Verio, Inc. 10.38% 2005 ..........................................................      20,000        21,400
Verio, Inc. 11.25% 2008* .........................................................      10,000        11,250
Viatel, Inc. 11.25% 2008(3) ......................................................      10,000        10,125
                                                                                                ------------
                                                                                                     991,917
                                                                                                ------------

MATERIALS -- 0.8%
CHEMICALS -- 0.3%
Acetex Corp. 9.75% 2003 ..........................................................      25,000        23,969
Arco Chemical Co. 9.80% 2020 .....................................................      15,000        14,833
Huntsman Corp. 9.50% 2007* .......................................................      15,000        14,775
ICI Wilmington, Inc. 6.95% 2004 ..................................................      70,000        70,894
LaRoche Industries, Inc. 9.50% 2007 ..............................................      10,000         7,250
Pioneer Americas Acquisition Corp. 9.25% 2007 ....................................      15,000        12,450
Scotts Co. 8.63% 2009* ...........................................................       5,000         5,162
Sovereign Speciality Chemicals Corp. 9.50% 2007 ..................................      15,000        15,544

FOREST PRODUCTS -- 0.3%
American Pad & Paper Co. 13.00% 2005 .............................................      10,000         6,100
Boise Cascade Corp. 9.90% 2001 ...................................................      90,000        94,324
Container Corp. of America 10.75% 2002* ..........................................      10,000        10,662
Gaylord Container Corp. 9.38% 2007 ...............................................      10,000         9,513
Grupo Industrial Durango SA de CV 12.63% 2003 ....................................      10,000         9,600
Pacifica Papers, Inc. 10.00% 2009* ...............................................      20,000        20,450
Packaging Corp of America 9.63% 2009* ............................................      15,000        15,376
Repap New Brunswick, Inc. 9.00% 2004 .............................................      10,000         9,650

                                                                ----------------

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Tembec Industries, Inc. 8.63% 2009 ...............................................  $    5,000  $      5,069

METALS & MINERALS -- 0.2%
AK Steel Corp. 7.88% 2009 ........................................................      10,000        10,000
AK Steel Corp. 9.13% 2006 ........................................................      25,000        26,438
Armco, Inc. 8.88% 2008 ...........................................................      25,000        25,687
Armco, Inc. 9.00% 2007 ...........................................................      10,000        10,350
Bayou Steel Corp. 9.50% 2008 .....................................................      15,000        14,738
Consumers Packaging, Inc. 9.75% 2007 .............................................      10,000        10,275
Neenah Corp. 11.13% 2007* ........................................................       5,000         5,237
Neenah Corp. 11.13% 2007 Class B .................................................       5,000         5,238
P L Coal Holdings Corp. 9.63% 2008 ...............................................      30,000        31,387
Weirton Steel Corp. 11.38% 2004 ..................................................       5,000         4,800
                                                                                                ------------
                                                                                                     489,771
                                                                                                ------------

MUNICIPAL BONDS -- 1.3%
MUNICIPAL BONDS -- 1.3%
Allentown Pennsylvania 6.20% 2005 ................................................     280,000       282,999
Fresno County California Pension Obligation 6.07% 2003 ...........................      50,000        50,523
Hudson County New Jersey Improvement Authority Facility 6.55% 2002 ...............     135,000       138,064
Huntsville Alabama Solid Waste Disposal Authority 5.95% 2003 .....................     100,000        99,417
Miami Florida Revenue 7.25% 2003 .................................................     135,000       141,765
Phoenix Arizona Civic Improvement Corp. 6.30% 2008 ...............................     100,000        99,642
                                                                                                ------------
                                                                                                     812,410
                                                                                                ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
FOREIGN GOVERNMENT -- 0.3%
Republic of Columbia 10.88% 2004 .................................................     125,000       130,469
Republic of Lithuania 7.13% 2002*# ...............................................      43,000        40,420
                                                                                                ------------
                                                                                                     170,889
                                                                                                ------------

REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.4%
Equity Office Properties Operating LP 6.38% 2003 .................................     120,000       119,129
Post Apartment Homes LP 7.02% 2001 ...............................................     130,000       132,589
                                                                                                ------------
                                                                                                     251,718
                                                                                                ------------

U.S. GOVERNMENT & AGENCIES -- 40.5%
U.S. GOVERNMENT & AGENCIES -- 40.5%
Federal Home Loan Mortgage Corp. 6.00% 2006 ......................................      31,749        31,818
Federal Home Loan Mortgage Corp. 6.00% 2013 ......................................     495,569       492,471
Federal Home Loan Mortgage Corp. 6.00% 2028 ......................................     499,702       486,115
Federal Home Loan Mortgage Corp. 6.00% 2028 ......................................     497,227       483,707
Federal Home Loan Mortgage Corp. 6.50% 2022 ......................................     160,000       158,899
Federal Home Loan Mortgage Corp. 6.50% 2023 ......................................      60,000        60,150
Federal Home Loan Mortgage Corp. 6.75% 2022 ......................................      45,000        45,405
Federal Home Loan Mortgage Corp. 7.00% 2023 ......................................      32,000        32,680
Federal Home Loan Mortgage Corp. 7.50% 2023 ......................................      17,589        18,078
Federal Home Loan Mortgage Corp. 7.75% 2022 ......................................      85,865        88,548

----------------
46

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 8.50% 2008 ......................................  $  177,083  $    183,475
Federal Home Loan Mortgage Corp. 8.50% 2019 ......................................      45,503        47,942
Federal National Mortgage Association 5.25% 2003 .................................   1,635,000     1,622,737
Federal National Mortgage Association 5.63% 2001 .................................     710,000       715,439
Federal National Mortgage Association 5.65% 2005 .................................      32,955        32,952
Federal National Mortgage Association 5.75% 2008 .................................   1,715,000     1,704,281
Federal National Mortgage Association 6.00% 2014 .................................     487,989       484,329
Federal National Mortgage Association 6.00% 2028 .................................     559,911       544,160
Federal National Mortgage Association 6.00% 2028 .................................      39,169        38,067
Federal National Mortgage Association 6.00% TBA ..................................     300,000       297,750
Federal National Mortgage Association 6.18% 2008 .................................      24,826        24,916
Federal National Mortgage Association 6.27% 2007 .................................      84,199        85,014
Federal National Mortgage Association 6.30% 2008 .................................      44,558        45,062
Federal National Mortgage Association 6.34% 2008 .................................      19,649        19,921
Federal National Mortgage Association 6.36% 2008 .................................     128,957       131,043
Federal National Mortgage Association 6.39% 2006 .................................      19,361        19,665
Federal National Mortgage Association 6.43% 2008 .................................      24,707        25,189
Federal National Mortgage Association 6.50% 2013 .................................     499,950       504,480
Federal National Mortgage Association 6.59% 2007 .................................      98,666       101,548
Federal National Mortgage Association 6.91% 2007 .................................      98,506       103,015
Federal National Mortgage Association 6.98% 2007 .................................     147,113       154,424
Federal National Mortgage Association 7.00% 2006 .................................         538           536
Federal National Mortgage Association 7.02% 2007 .................................      18,857        19,799
Federal National Mortgage Association 7.04% 2007 .................................      63,868        67,251
Federal National Mortgage Association 7.28% 2006 .................................      39,201        41,727
Federal National Mortgage Association 7.39% 2021 .................................      51,098        53,800
Federal National Mortgage Association 7.75% 2021 .................................     200,000       204,874
Federal National Mortgage Association 8.00% 2006 .................................     108,503       112,537
Government National Mortgage Association 7.00% 2022 ..............................      18,133        18,450
Government National Mortgage Association 7.00% 2023 ..............................      16,999        17,291
Government National Mortgage Association 7.25% 2027 ..............................     290,539       297,120
Government National Mortgage Association 7.50% 2022 ..............................      28,929        29,851
Government National Mortgage Association 7.50% 2024 ..............................      14,978        15,450
Government National Mortgage Association 7.50% 2027 ..............................     332,188       342,154
Government National Mortgage Association 8.50% 2017 ..............................      42,594        45,189
Government National Mortgage Association 8.50% 2017 ..............................      17,079        18,120
Government National Mortgage Association 9.00% 2021 ..............................      15,246        16,366
Overseas Private Investment Corp. 6.99% 2009 .....................................     465,000       479,513
United States Treasury Bonds 5.25% 2028 ..........................................     800,000       746,128
United States Treasury Bonds 5.50% 2028 ..........................................      35,000        33,496
United States Treasury Bonds 7.50% 2016 ..........................................     700,000       821,954
United States Treasury Bonds 8.50% 2020 ..........................................     275,000       359,433
United States Treasury Bonds 9.25% 2016 ..........................................   1,050,000     1,426,194
United States Treasury Bonds 11.88% 2003 .........................................     970,000     1,226,594
United States Treasury Bonds 12.00% 2013 .........................................   4,660,000     6,786,125
United States Treasury Notes 4.63% 2000 ..........................................     200,000       198,782
United States Treasury Notes 4.75% 2008 ..........................................     800,000       770,624
United States Treasury Notes 5.00% 2001 ..........................................   1,400,000     1,400,224
United States Treasury Notes 5.63% 2008 ..........................................     200,000       203,594
United States Treasury Notes 5.75% 2000 ..........................................     150,000       151,641
United States Treasury Notes 6.63% 2001 ..........................................     225,000       232,630

                                                                ----------------

                                                                                    PRINCIPAL
BONDS & NOTES (CONTINUED)                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Strip Bonds zero coupon 2012 ..............................  $  475,000  $    224,533
                                                                                                ------------
                                                                                                  25,145,260
                                                                                                ------------

UTILITIES -- 2.2%
ELECTRIC UTILITIES -- 0.8%
Atlantic City Electric Co. 6.38% 2005 ............................................      60,000        60,980
Cleveland Electric Illuminating Co., Series B 7.19% 2000 .........................      50,000        50,418
Pacificorp 6.38% 2008 ............................................................     250,000       254,070
Public Service Electric & Gas Co. 8.88% 2003 .....................................      35,000        38,939
UtiliCorp United, Inc. 6.88% 2004 ................................................      80,000        82,448
WESCO Distribution, Inc., Series B 9.13% 2008 ....................................      20,000        20,675

GAS & PIPELINE UTILITIES -- 0.6%
HNG Internorth, Inc. 9.63% 2006 ..................................................     140,000       161,617
KN Energy, Inc. 6.65% 2005 .......................................................     200,000       204,030

TELEPHONE -- 0.8%
GTE Corp. 6.36% 2006 .............................................................     210,000       212,437
MCI Communications Corp. 6.13% 2002(4) ...........................................      60,000        60,547
MGC Communications, Inc., Series B 13.00% 2004 ...................................       5,000         3,825
WorldCom, Inc. 7.55% 2004 ........................................................     200,000       213,152
                                                                                                ------------
                                                                                                   1,363,138
                                                                                                ------------
TOTAL BONDS & NOTES (cost $40,191,251) ...........................................                39,985,787
                                                                                                ------------

WARRANTS -- 0.0%+                                                                    WARRANTS
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 1/31/08*# (cost $55) ..................................          20            50
                                                                                                ------------
TOTAL INVESTMENT SECURITIES (cost $53,666,904) ...................................                58,136,264
                                                                                                ------------


                                                                                    PRINCIPAL
SHORT-TERM SECURITIES -- 1.4%                                                         AMOUNT
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 1.4%
Federal Home Loan Mortgage Corp. 4.82% due 4/1/99 (cost $900,000) ................  $  900,000       900,000
                                                                                                ------------

------------------
48

                                                                                    PRINCIPAL
REPURCHASE AGREEMENTS -- 4.7%                                                         AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.7%
Lehman Brothers Holding, Inc. Joint Repurchase Agreement Account (Note 3) ........  $1,625,000  $  1,625,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 3) ........   1,298,000     1,298,000
                                                                                                ------------
TOTAL REPURCHASE AGREEMENTS (cost $2,923,000) ....................................                 2,923,000
                                                                                                ------------

TOTAL INVESTMENTS --
  (cost $57,489,904)                          99.7%                                          61,959,264
Other assets less liabilities --               0.3                                              161,810
                                         ---------                                           ----------
NET ASSETS --                                100.0%                                          $62,121,074
                                         ---------                                           ----------
                                         ---------                                           ----------

-------------

+   Non-income producing securities

#  Fair Valued Security; see Note 2

*  Resale restricted to qualified institutional buyers

(1) PIK ("Payment In Kind") payment made with additional securities in lieu of cash

(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

(3) Bond issued as part of unit which includes an equity component

(4) Variable rate security; rate as of March 31, 1999

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------
                                                GROSS
   CONTRACT           IN        DELIVERY     UNREALIZED
  TO DELIVER     EXCHANGE FOR     DATE      APPRECIATION
----------------------------------------------------------
*EUR    50,000  USD     58,731   07/22/99     $   3,957
EUR    100,000  USD    118,032   07/22/99         9,206
EUR     10,000  USD     11,771   07/22/99           888
EUR    170,000  USD    200,107   07/22/99        15,103
EUR     45,000  USD     52,605   07/22/99         3,633
EUR     40,000  USD     44,542   07/22/99         1,012
EUR     30,000  USD     35,430   08/12/99         2,740
EUR    100,000  USD    118,100   08/12/99         9,135
EUR     60,000  USD     65,619   08/12/99           240
USD     81,444  EUR     75,000   08/12/99           280
                                                -------
                                                 46,194
                                                -------


                                                GROSS
                                             UNREALIZED
                                            DEPRECIATION
----------------------------------------------------------
*USD    62,929  EUR     55,000   07/22/99        (3,075)
                                                -------
Net Unrealized Appreciation..............     $  43,119
                                                -------
                                                -------

-------------

*Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk

EUR -- European Monetary Unit

USD -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED INCOME
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 16.3%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.8%
APPAREL & TEXTILES -- 0.0%
Oakley, Inc.+ ........................................          1,900   $      13,181
AUTOMOTIVE -- 0.3%
DaimlerChrysler AG+...................................            500          42,906
Federal-Mogul Corp. ..................................            850          36,550
Ford Motor Co. .......................................            900          51,075
General Motors Corp. .................................            500          43,438
RETAIL -- 1.5%
Amazon.com, Inc.+ ....................................          1,805         310,798
Costco Cos., Inc.+ ...................................            430          39,372
Dayton Hudson Corp. ..................................            480          31,980
Dollar Tree Stores, Inc.+ ............................            105           3,248
eBay, Inc.+ ..........................................            425          58,358
Gap, Inc. ............................................          1,500         100,969
Home Depot, Inc. .....................................          1,000          62,250
Staples, Inc.+ .......................................          1,205          39,614
Wal-Mart Stores, Inc. ................................          1,000          92,188
                                                                        -------------
                                                                              925,927
                                                                        -------------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos, Inc. ..............................          1,400          49,262
HOUSEHOLD PRODUCTS -- 0.1%
Colgate-Palmolive Co. ................................            500          46,000
                                                                        -------------
                                                                               95,262
                                                                        -------------
ENERGY -- 0.9%
ENERGY SERVICES -- 0.1%
Halliburton Co. ......................................            700          26,950
Schlumberger Ltd. ....................................            300          18,056
ENERGY SOURCES -- 0.8%
Chevron Corp. ........................................            500          44,219
Enron Corp. ..........................................          3,170         203,672
Exxon Corp. ..........................................            200          14,113
Mobil Corp. ..........................................          1,000          88,000
Royal Dutch Petroleum Co. GDR.........................            650          33,800
                                                                        -------------
                                                                              428,810
                                                                        -------------
FINANCE -- 2.1%
BANKS -- 0.7%
Bank of New York Co., Inc. ...........................          3,055         109,789
Chase Manhattan Corp. ................................            600          48,788
Fifth Third Bancorp...................................            515          33,958
First Union Corp. ....................................            400          21,375
Firstar Corp. ........................................            905          80,997

----------------
50

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Mellon Bank Corp. ....................................            400   $      28,150
Summit Bancorp. ......................................            600          23,400
FINANCIAL SERVICES -- 1.3%
American Express Co. .................................            955         112,212
Associates First Capital Corp., Class A...............            800          36,000
Capital One Financial Corp. ..........................            600          90,600
Citigroup, Inc. ......................................            600          38,325
Fannie Mae............................................            600          41,550
Freddie Mac ..........................................            300          17,138
Household International, Inc. ........................          1,000          45,625
Merrill Lynch & Co., Inc. ............................          1,000          88,437
Morgan Stanley, Dean Witter & Co. ....................          1,000          99,937
PaineWebber Group, Inc. ..............................            900          35,888
Providian Financial Corp. ............................            600          66,000
INSURANCE -- 0.1%
Progressive Corp. ....................................            180          25,830
The Hartford Financial Services Group, Inc. ..........            200          11,363
                                                                        -------------
                                                                            1,055,362
                                                                        -------------
HEALTHCARE -- 2.4%
DRUGS -- 1.4%
Abbott Laboratories, Inc. ............................            500          23,406
American Home Products Corp. .........................            400          26,100
Amgen, Inc.+ .........................................            600          44,925
Biogen, Inc.+ ........................................            500          57,156
Bristol-Myers Squibb Co. .............................            400          25,725
Centocor, Inc.+ ......................................            825          30,525
Eli Lilly & Co. ......................................            625          53,047
Merck & Co., Inc. ....................................            600          48,113
Pfizer, Inc. .........................................          1,675         232,406
Pharmacia & Upjohn, Inc. .............................          1,300          81,088
Sepracor, Inc.+ ......................................            160          17,960
Warner-Lambert Co. ...................................          1,300          86,044
HEALTH SERVICES -- 0.2%
IMS Health, Inc. .....................................          2,515          83,309
MEDICAL PRODUCTS -- 0.8%
Genzyme Corp.+ .......................................          1,000          50,437
Guidant Corp. ........................................            630          38,115
Johnson & Johnson Co. ................................            800          74,950
Medtronic, Inc. ......................................          1,697         121,760
Minimed, Inc.+ .......................................            385          39,126
Schering-Plough Corp. ................................          1,200          66,375
                                                                        -------------
                                                                            1,200,567
                                                                        -------------
INDUSTRIAL & COMMERCIAL -- 0.5%
BUSINESS SERVICES -- 0.1%
Exodus Communications, Inc.+ .........................            290          39,005
MACHINERY -- 0.1%
United Technologies Corp. ............................            300          40,631

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 0.2%
Tyco International Ltd. ..............................          1,627   $     116,737
TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. ...................            450          14,794
Southwest Airlines Co. ...............................          1,215          36,754
                                                                        -------------
                                                                              247,921
                                                                        -------------
INFORMATION & ENTERTAINMENT -- 1.8%
BROADCASTING & MEDIA -- 1.7%
Cablevision Systems Corp, Class A+ ...................            525          38,916
CBS Corp.+ ...........................................            700          28,656
Clear Channel Communications, Inc.+ ..................            900          60,356
Cox Communications, Inc, Class A+ ....................            570          43,106
DoubleClick, Inc.+ ...................................            280          50,978
Lamar Advertising Co.+ ...............................            774          26,268
MediaOne Group, Inc.+ ................................          2,785         176,847
Outdoor Systems, Inc.+ ...............................          1,221          36,630
Penton Media, Inc. ...................................            360           8,100
Time Warner, Inc. ....................................          4,244         301,589
United International Holdings, Inc., Class A+ ........          1,145          49,808
USA Networks, Inc.+ ..................................            305          10,923
ENTERTAINMENT PRODUCTS -- 0.0%
Mattel, Inc. .........................................          1,000          24,875
LEISURE & TOURISM -- 0.1%
Carnival Corp.........................................            460          22,339
McDonald's Corp. .....................................            600          27,187
                                                                        -------------
                                                                              906,578
                                                                        -------------
INFORMATION TECHNOLOGY -- 5.3%
COMMUNICATION EQUIPMENT -- 0.7%
Lucent Technologies, Inc. ............................            600          64,650
Nokia Corp., Class A ADR..............................          1,785         278,014
COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
Cisco Systems, Inc.+ .................................          2,307         252,761
Dell Computer Corp.+ .................................          1,800          73,575
EMC Corp.+ ...........................................          1,330         169,907
Hewlett-Packard Co. ..................................            200          13,563
Honeywell, Inc. ......................................            200          15,163
International Business Machines Corp. ................            750         132,937
ELECTRONICS -- 1.2%
Conexant Systems, Inc.+ ..............................          1,860          51,499
General Electric Co. .................................          2,000         221,250
Intel Corp. ..........................................            900         107,212
Maxim Integrated Products, Inc.+ .....................            485          26,251
Motorola, Inc. .......................................            700          51,275
Pittway Corp., Class A................................            810          21,465
Texas Instruments, Inc. ..............................            805          79,896
Vitesse Semiconductor Corp.+ .........................            790          39,994
SOFTWARE -- 1.2%
America Online, Inc.+ ................................            621          90,666
At Home Corp., Series A+ .............................             70          11,025

----------------
52

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
CIBER, Inc.+ .........................................             95   $       1,823
Excite, Inc.+ ........................................          1,025         143,500
Inktomi Corp. ........................................            335          28,726
Microsoft Corp.+ .....................................          3,260         292,177
Sapient Corp.+ .......................................            660          47,108
TELECOMMUNICATIONS -- 0.9%
Comcast Corp, Class A.................................          3,120         196,365
Level 3 Communications, Inc.+ ........................          2,050         149,265
Sprint (PCS) Corp.+ ..................................          1,360          60,265
Verisign, Inc. .......................................            295          45,430
                                                                        -------------
                                                                            2,665,762
                                                                        -------------
MATERIALS -- 0.2%
CHEMICALS -- 0.1%
du Pont (E.I.) de Nemours & Co. ......................            300          17,419
Monsanto Co. .........................................            680          31,237
FOREST PRODUCTS -- 0.1%
Georgia-Pacific Corp. ................................            500          37,125
METALS & MINERALS -- 0.0%
Martin Marietta Materials, Inc. ......................            200          11,413
                                                                        -------------
                                                                               97,194
                                                                        -------------
UTILITIES -- 1.1%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ............................................            600          22,387
PECO Energy Co. ......................................            700          32,375
TELEPHONE -- 1.0%
AT&T Corp. ...........................................          1,409         112,456
AT&T Corp. -- Liberty Media Group, Class A ...........          3,263         171,715
GTE Corp. ............................................            300          18,150
MCI WorldCom, Inc.+ ..................................          1,440         127,530
SBC Communications, Inc. .............................            400          18,850
Telecom Italia SpA GDR ...............................              5             522
Telecom Italia SpA ...................................          5,467          58,166
                                                                        -------------
                                                                              562,151
                                                                        -------------
TOTAL COMMON STOCK (cost $6,194,615)..................                      8,185,534
                                                                        -------------


PREFERRED STOCK -- 0.0%
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp. 13.50%(1)....................             16          16,824
TELECOMMUNICATIONS -- 0.0%
Viatel, Inc., Series A 10.00%(1)......................              4             861
                                                                        -------------
                                                                               17,685
                                                                        -------------
TOTAL PREFERRED STOCK (cost $13,877)..................                         17,685
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES -- 80.0%                                     AMOUNT           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.2%
APPAREL & TEXTILES -- 0.1%
True Temper Sports, Inc. 10.88% 2008..................  $      50,000   $      46,375

AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% 2008...................         10,000          10,012
Delco Remy International, Inc. 8.63% 2007.............         25,000          25,500
Federal-Mogul Corp. 8.80% 2007........................         30,000          31,707
LDM Technologies, Inc., Series B 10.75% 2007..........         25,000          25,594
Mark IV Industries, Inc. 7.75% 2006...................         40,000          38,800

HOUSING -- 0.2%
Engle Homes, Inc., Series C 9.25% 2008................         10,000           9,750
Falcon Building Products, Inc. zero coupon 2007(2)....         25,000          14,781
Falcon Building Products, Inc. 9.50% 2007.............         10,000           9,300
Nortek, Inc. 8.88% 2008* .............................          5,000           5,138
Nortek, Inc., Series B 9.25% 2007.....................         25,000          26,062
Standard Pacific Corp. 8.50% 2007.....................         20,000          19,400
Toll Corp. 8.13% 2009.................................         15,000          15,038
Webb Delaware Corp. 10.25% 2010.......................         25,000          25,250

RETAIL -- 0.6%
Amazon.com, Inc. zero coupon 2008(2)..................         28,000          18,480
Amazon.com, Inc., convertible 4.75% 2009*.............         23,000          28,922
Disco SA 9.88% 2008...................................         20,000          17,250
Duane Reade, Inc. 9.25% 2008..........................         45,000          46,688
Fred Meyer, Inc. 7.38% 2005...........................         55,000          56,709
J.C. Penney Co., Inc. 7.40% 2037......................        105,000         109,136
Stater Brothers Holdings, Inc. 9.00% 2004.............         10,000           9,950
                                                                        -------------
                                                                              589,842
                                                                        -------------

CONSUMER STAPLES -- 1.0%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Aurora Foods, Inc. 9.88% 2007.........................         15,000          16,144
Aurora Foods, Inc., Series B 8.75% 2008...............          5,000           5,200
B & G Foods Corp. 9.63% 2007..........................         25,000          24,562
Delaware Monte Foods Co., Series B zero coupon 2007...         26,000          19,337
Nash Finch Co. 8.50% 2008.............................         35,000          30,975
New World Pasta Co. 9.25% 2009*.......................          5,000           5,094
Panamerican Beverages, Inc. 8.13% 2003................         80,000          77,805
Seagram Joseph E & Sons, Inc. 7.50% 2018..............        300,000         302,178

HOUSEHOLD PRODUCTS -- 0.1%
Purina Mills Inc. 9.00% 2010..........................         15,000          12,038
Revlon Consumer Products Corp. 9.00% 2006.............         15,000          15,000
Revlon Worldwide Corp., Series B zero coupon
 2001(2) .............................................         20,000          12,200
                                                                        -------------
                                                                              520,533
                                                                        -------------

ENERGY -- 1.6%
ENERGY SERVICES -- 0.1%
Dailey International, Inc. 9.50% 2008.................         25,000          10,000
Pride Petroleum Services, Inc. 9.38% 2007.............         25,000          24,000
Tuboscope, Inc., 7.50% 2008...........................         30,000          26,478

----------------
54

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 1.5%
Abraxas Petroleum Corp. 11.50% 2004...................  $      15,000   $       9,000
Calpine Corp. 8.75% 2007..............................         30,000          30,621
Cross Timbers Oil Co., Series B 9.25% 2007............         25,000          24,250
Cross Timbers Oil Co., Series B 8.75% 2009............         15,000          14,250
Energy Corp. America, Series A 9.50% 2007.............         45,000          41,906
Enron Corp. 6.75% 2004................................        125,000         125,799
Newfield Exploration Co. 7.45% 2007...................        120,000         112,546
Petroleos Mexicanos 9.38% 2008* ......................         80,000          82,100
Sonat, Inc. 6.88% 2005................................        135,000         137,300
Tesoro Petroleum Corp., Series B 9.00% 2008...........         10,000           9,925
YPF Sociedad Anonima 10.00% 2028......................        150,000         164,869
                                                                        -------------
                                                                              813,044
                                                                        -------------

FINANCE -- 13.3%
BANKS -- 3.4%
Banc One Corp. 8.00% 2027.............................         55,000          61,683
Bank One Corp. 7.25% 2004.............................        135,000         141,916
Bank One Columbus Corp. 7.38% 2002....................         40,000          41,573
Banponce Financial Corp. 6.75% 2001...................        125,000         125,628
Credit National 7.00% 2005............................        100,000         101,257
First Republic Bancorp 7.75% 2012.....................         55,000          54,767
First Union-Lehman Brothers Commercial Mortgage Corp.,
 Class A 6.60% 2007...................................        245,000         249,422
Korea Development Bank 7.13% 2001.....................         30,000          29,410
National City Corp. 7.20% 2005........................        200,000         207,186
NBD Bank SA 8.25% 2024................................         55,000          64,263
NCNB Corp. 9.38% 2009.................................         80,000          97,987
Royal Bank Scotland Group PLC 6.40% 2009..............        300,000         298,032
United States Bancorp 7.50% 2026......................        210,000         230,674
Werner Holding Delaware, Inc. 10.00% 2007.............         10,000          10,050
Western Financial Savings Bank 8.88% 2007.............         30,000          22,500

FINANCIAL SERVICES -- 7.2%
Aesop Funding II LLC 6.14% 2006* .....................        120,000         119,892
Aesop Funding II LLC 6.22% 2001*......................        130,000         131,109
Allstate Financing II 7.83% 2045......................         53,000          55,069
American General Finance Corp. 6.25% 2002.............        300,000         302,520
AMRESCO, Inc., Class A 9.88% 2005.....................         10,000           7,625
Arcadia Financial Ltd. 11.50% 2007(3).................         10,000           8,075
Asset Securitization Corp., Class A 6.66% 2041........         85,000          86,438
Associates Corp. of North America 5.75% 2003..........         75,000          74,516
Associates Corp. of North America 7.63% 2004..........        130,000         139,598
ContiFinancial Corp., Class A 8.13% 2008..............         30,000          19,350
CS First Boston Mortgage Securities Corp. 7.24%
 2029.................................................        110,000         114,991
Dime Capital Trust I, Series A 9.33% 2027.............         45,000          47,823
Equitable Cos., Inc. 7.00% 2028.......................        130,000         130,214
Finova Capital Corp. 6.63% 2001.......................        125,000         127,104
Finova Capital Corp., Series C 6.39% 2002.............         95,000          95,797
Fleet Mortgage Group, Inc. 6.84% 2003.................         50,000          51,635
Ford Motor Credit Corp. 7.02% 2000....................        125,000         127,969
GE Capital Mortgage Services, Inc. 6.25% 2023.........         24,606          24,560

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
General Electric Capital Corp. 8.70% 2007.............  $     250,000   $     292,107
General Motors Acceptance Corp. 7.63% 2003............        130,000         138,125
Liberty Financial Companies, Inc. 6.75% 2008..........        130,000         126,620
Morgan Stanley Capital I, Inc. 7.22% 2007*............        130,000         135,379
Popular North America, Inc. 6.63% 2002................         40,000          39,978
Private Export Funding Corp. 6.31% 2004...............        100,000         102,570
Private Export Funding Corp. 7.03% 2003...............        100,000         105,462
Private Export Funding Corp. 7.30% 2002...............        265,000         278,457
Private Export Funding Corp. 7.90% 2000...............        100,000         102,417
Sprint Capital Corp. 6.13% 2008.......................        180,000         176,953
Tembec Finance Corp. 9.88% 2005.......................         25,000          26,000
Toyota Motor Credit Corp. 5.63% 2003..................        150,000         148,300
U.S. West Capital Funding, Inc. 6.25% 2005............        165,000         167,097
U.S. West Capital Funding, Inc. 6.88% 2028............        100,000         100,073

INSURANCE -- 2.7%
AAG Holding, Inc. 6.88% 2008..........................        120,000         115,941
Abbey National PLC 6.69% 2005.........................        270,000         274,863
CIGNA Corp. 7.40% 2007................................         95,000          99,584
CIGNA Corp. 7.88% 2027................................         40,000          41,860
Conseco, Inc. 6.40% 2003..............................        130,000         125,425
Conseco, Inc. 6.80% 2005..............................         40,000          38,572
Florida Windstorm Underwriting Associates, Inc. 7.13%
 2019.................................................        350,000         351,127
Jackson National Life Insurance Co. 8.15% 2027* ......         49,000          53,119
Lumbermens Mutual Casualty Co. 8.30% 2037* ...........         85,000          86,672
Metropolitan Life Insurance Co. 7.70% 2015* ..........        140,000         147,675
RBF Finance Corp. 11.38% 2009.........................         25,000          26,437
                                                                        -------------
                                                                            6,701,446
                                                                        -------------

HEALTHCARE -- 1.2%
HEALTH SERVICES -- 0.4%
Beverly Enterprises, Inc. 9.00% 2006..................         10,000           9,850
Columbia/HCA Healthcare Corp. 7.00% 2007..............          5,000           4,495
Columbia/HCA Healthcare Corp. 7.25% 2008..............         25,000          22,827
HEALTHSOUTH Corp. 6.88% 2005(3).......................        120,000         116,946
Tenet Healthcare Corp. 7.88% 2003.....................         50,000          49,625
Tenet Healthcare Corp. 8.13% 2008*(3).................         20,000          19,575

MEDICAL PRODUCTS -- 0.8%
Allegiance Corp. 7.00% 2026...........................        270,000         272,454
Beckman Instruments, Inc 7.10% 2003 ..................         75,000          74,211
Beckman Instruments, Inc. 7.45% 2008..................         25,000          24,534
Owens & Minor, Inc. 10.88% 2006.......................         20,000          21,675
                                                                        -------------
                                                                              616,192
                                                                        -------------
INDUSTRIAL & COMMERCIAL -- 2.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
K & F Industries, Inc., Series B 9.25% 2007...........         40,000          40,950
SCL Term Aereo Santiago SA 6.95% 2012.................        250,000         244,060
United Industries Corp. 9.88% 2009....................          5,000           5,125

----------------
56

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 1.1%
Allied Waste North America, Inc. 7.63% 2006...........  $      40,000   $      39,000
Boise Cascade Office Products Co. 7.05% 2005..........        255,000         244,874
Federal Express Corp. 6.72% 2022......................        179,948         178,007
Fisher Scientific International, Inc. 9.00% 2008......         20,000          20,200
Iron Mountain, Inc. 8.75% 2009........................         25,000          25,625
World Color Press, Inc. 8.38% 2008*...................         30,000          30,150

ELECTRICAL EQUIPMENT -- 0.0%
Westinghouse Air Brake Co. 9.38% 2005*................         10,000          10,200

MACHINERY -- 0.3%
Cincinnati Milacron, Inc. 7.88% 2000..................        135,000         136,084
Grove Worldwide LLC, Inc. 9.25% 2008*(3)..............          5,000           4,100
Johnstown America Industries, Inc. 11.75% 2005........         10,000          10,825
Numatics, Inc., Series B 9.63% 2008...................         10,000           8,925

MULTI-INDUSTRY -- 0.0%
American Standard, Inc. 7.63% 2010....................         15,000          14,700

TRANSPORTATION -- 0.5%
AMR Corp. 10.20% 2020.................................         50,000          63,675
Continental Airlines, Inc. 6.47% 2004.................         95,000          94,342
Continental Airlines, Inc. 6.65% 2019.................         74,231          73,186
MTL, Inc., Series B 10.00% 2006*......................         15,000          14,850
                                                                        -------------
                                                                            1,258,878
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 2.2%
BROADCASTING & MEDIA -- 1.9%
Adelphia Communications Corp. 8.38% 2008..............         15,000          15,375
Allbritton Communications Co., Series B 8.88% 2008....         20,000          20,350
AMC Entertainment, Inc. 9.50% 2009....................         40,000          38,200
Benedek Communications Corp. zero coupon 2006(2)......         35,000          26,600
Bresnan Communications Group zero coupon 2009(2)* ....         25,000          17,031
Century Communications Corp., Series B zero coupon
 2008(2)..............................................         65,000          30,225
Charter Communications Holdings 8.63% 2009* ..........         45,000          46,181
Classic Cable, Inc. 9.88% 2008*.......................          5,000           5,325
Comcast Cable Communications Corp. 8.50% 2027.........         80,000          94,354
Crown Castle International Corp. zero coupon
 2007(2)..............................................         45,000          31,781
Echostar DBS Corp. 9.38% 2009*........................         45,000          46,688
Falcon Holding Group LP, Series B zero coupon
 2010(2)..............................................         10,000           6,950
Falcon Holding Group LP, Series B 8.38% 2010..........         20,000          20,200
Frontiervision Holdings, LP zero coupon 2007(2).......         30,000          25,800
Frontiervision Holdings, LP zero coupon 2007(2)* .....         20,000          17,425
Granite Broadcasting Corp. 8.88% 2008* ...............         25,000          25,125
Jacor Communications, Inc. 9.75% 2006.................         10,000          11,000
LIN Holdings Corp. zero coupon 2008(2)* ..............         40,000          28,200
News America Holdings, Inc. 8.00% 2016................        130,000         139,932
Price Communications Wireless, Inc., Series B 9.13%
 2006.................................................         30,000          31,275
RCN Corp. zero coupon 2008(2).........................         50,000          30,750
Scholastic Corp. 7.00% 2003...........................         85,000          86,311
Sullivan Graphics, Inc. 12.75% 2005...................         30,000          30,900
TV Guide, Inc. 8.13% 2009*............................         25,000          25,375

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Viacom, Inc. 7.75% 2005...............................  $      80,000   $      85,302
Young Broadcasting, Inc. 8.75% 2007...................         30,000          30,900

ENTERTAINMENT PRODUCTS -- 0.0%
Bell Sports, Inc. 11.00% 2008.........................         25,000          25,625

LEISURE & TOURISM -- 0.3%
Argosy Gaming Co. 13.25% 2004.........................         15,000          16,950
Fitzgeralds Gaming Corp., Series B 12.25% 2004........          5,000           2,625
Loews Ciniplex Entertainment Corp. 8.88% 2008* .......         45,000          44,887
Station Casinos, Inc. 8.88% 2008......................         30,000          30,750
Tricon Global Restaurants, Inc. 7.65% 2008............         30,000          31,260
                                                                        -------------
                                                                            1,119,652
                                                                        -------------

INFORMATION TECHNOLOGY -- 2.2%
COMMUNICATION EQUIPMENT -- 0.0%
L 3 Communications Corp. 8.00% 2008...................         20,000          20,200

ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc. 11.00% 2003..............         20,000          20,600
Amphenol Corp. 9.88% 2007.............................          5,000           5,194

SOFTWARE -- 0.2%
Concentric Network Corp. 12.75% 2007..................         35,000          39,900
PSInet, Inc. 10.00% 2005..............................         25,000          26,375
PSInet, Inc. 11.50% 2008* ............................         15,000          16,950

TELECOMMUNICATIONS -- 1.9%
AMSC Acquisition, Inc. 12.25% 2008....................          5,000           2,488
BTI Telecom Corp. 10.50% 2007.........................         10,000           9,100
Compania De Telecomunicaciones 7.63% 2006.............         50,000          47,814
Compania De Telecomunicaciones 8.38% 2006.............         60,000          60,289
Covad Communications Group, Inc. 12.50% 2009..........         15,000          15,000
E.Spire Communications, Inc. zero coupon 2008(2)* ....         35,000          16,450
Emmis Communications Corp. 8.13% 2009.................         10,000          10,100
Fairchild Semiconductor Corp. 10.13% 2007.............         25,000          24,750
GCI, Inc. 9.75% 2007..................................         35,000          35,350
Globalstar LP 10.75% 2004.............................         15,000           9,000
GST Telecommunications, Inc. zero coupon
 2008*(2)(3) .........................................         20,000          10,400
Hyperion Telecommunications, Inc. 12.25% 2004.........         25,000          27,187
Intermedia Communications, Inc. zero coupon
 2009(2)* ............................................         25,000          15,781
Intermedia Communications, Inc. 8.88% 2007............         45,000          45,788
Iridium LLC 10.88% 2005...............................         10,000           4,675
Iridium LLC 11.25% 2005...............................          5,000           1,900
ITC Deltacom, Inc. 8.88% 2008.........................         10,000          10,050
ITC Deltacom, Inc. 9.75% 2008.........................         10,000          10,500
IXC Communications, Inc. 9.00% 2008...................         30,000          31,200
KMC Telecom Holdings, Inc. zero coupon 2008(2)........         20,000          10,900
Level 3 Communications, Inc. 9.13% 2008...............         15,000          15,037
McleodUSA, Inc. 8.38% 2008............................         15,000          15,000
MJD Communications, Inc. 9.50% 2008...................         30,000          30,300
Nextel Communications, Inc. zero coupon 2007(2).......         75,000          53,250

----------------
58

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Nextlink Communications, Inc. zero coupon 2008(2).....  $      55,000   $      35,200
NTL, Inc. zero coupon 2008(2)* .......................         55,000          37,537
Paging Network, Inc. 10.13% 2007......................         30,000          26,400
Qwest Communications International, Inc. 7.50%
 2008*................................................         10,000          10,411
Rogers Cantel, Inc. 8.30% 2007........................         20,000          20,900
Rogers Cantel, Inc. 9.38% 2008........................         10,000          10,950
RSL Communications Plc 12.00% 2008....................         30,000          32,962
Tele-Communications, Inc. 7.25% 2005..................         40,000          42,475
Tele-Communications, Inc. 8.00% 2005..................         50,000          54,772
Tele-Communications, Inc. 9.25% 2002..................         60,000          65,916
Telecommunications Techniques Co. LLC 9.75% 2008......         25,000          24,875
Time Warner Telecom, Inc. 9.75% 2008..................         35,000          37,450
Verio, Inc. 10.38% 2005...............................         20,000          21,400
Verio, Inc. 11.25% 2008*..............................         10,000          11,250
Viatel, Inc. 11.25% 2008(3)...........................         10,000          10,125
                                                                        -------------
                                                                            1,084,151
                                                                        -------------

MATERIALS -- 1.1%
CHEMICALS -- 0.4%
Acetex Corp. 9.75% 2003...............................         30,000          28,762
Arco Chemical Co. 9.80% 2020..........................         20,000          19,778
Huntsman Corp. 9.50% 2007*............................         15,000          14,775
ICI Wilmington, Inc. 6.95% 2004.......................         80,000          81,022
LaRoche Industries, Inc., Series B 9.50% 2007.........         10,000           7,250
Pioneer Americas Acquisition Corp., Series B 9.25%
 2007.................................................         25,000          20,750
Scotts Co., Series B 8.63% 2009.......................         10,000          10,325
Sovereign Speciality Chemicals Corp., Series B 9.50%
 2007.................................................         15,000          15,544

FOREST PRODUCTS -- 0.4%
American Pad & Paper Co., Series B 13.00% 2005........         10,000           6,100
Boise Cascade Corp. 9.90% 2001........................         80,000          83,843
Container Corp. of America, Series B 10.75% 2002......         10,000          10,662
Gaylord Container Corp. 9.38% 2007....................         10,000           9,513
Grupo Industrial Durango SA de CV 12.63% 2003.........         10,000           9,600
Pacifica Papers, Inc. 10.00% 2009* ...................         20,000          20,450
Packaging Corp of America 9.63% 2009*.................         10,000          10,251
Repap New Brunswick, Inc. 9.00% 2004..................         10,000           9,650
Tembec Industries, Inc 8.63% 2009.....................          5,000           5,069

METALS & MINERALS -- 0.3%
AK Steel Corp. 7.88% 2009*............................         10,000          10,000
AK Steel Corp. 9.13% 2006* ...........................         30,000          31,725
Armco, Inc. 8.88% 2008................................         30,000          30,825
Armco, Inc. 9.00% 2007 ...............................         10,000          10,350
Bayou Steel Corp. 9.50% 2008..........................         15,000          14,738
Consumers Packaging, Inc. 9.75% 2007* ................         10,000          10,275
Neenah Corp., Series E 11.13% 2007* ..................         10,000          10,475
Neenah Corp., Series B 11.13% 2007....................         10,000          10,475
P L Coal Holdings Corp. 9.63% 2008....................         30,000          31,387

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Weirton Steel Corp. 11.38% 2004.......................  $       5,000   $       4,800
                                                                        -------------
                                                                              528,394
                                                                        -------------

MUNICIPAL BONDS -- 1.9%
MUNICIPAL BONDS -- 1.9%
Allentown Pennsylvania 6.20% 2005.....................        290,000         293,106
Fresno County California Pension Obligation 6.07%
 2003.................................................        100,000         101,046
Hudson County New Jersey Improvement Authority
 Facility 6.55% 2002..................................        200,000         204,540
Huntsville Alabama Solid Waste Disposal Authority
 5.95% 2003...........................................        105,000         104,388
Miami Florida Revenue 7.25% 2003......................        130,000         136,514
Phoenix Arizona Civic Improvement Corp. 6.30% 2008....        100,000          99,642
                                                                        -------------
                                                                              939,236
                                                                        -------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
FOREIGN GOVERNMENT -- 0.4%
Republic of Columbia 10.88% 2004......................        145,000         151,344
Republic of Lithuania 7.13% 2002*#....................         53,000          49,820
                                                                        -------------
                                                                              201,164
                                                                        -------------

REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.5%
Equity Office Properties Operating LP 6.38% 2003......        120,000         119,129
Post Apartment Homes LP 7.02% 2001....................        130,000         132,589
                                                                        -------------
                                                                              251,718
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 48.1%
U.S. GOVERNMENT & AGENCIES -- 48.1%
Federal Home Loan Mortgage Corp. 6.00% 2013...........        394,830         392,362
Federal Home Loan Mortgage Corp. 6.00% 2028...........        499,702         486,115
Federal Home Loan Mortgage Corp. 6.50% 2022...........        160,000         158,899
Federal Home Loan Mortgage Corp. 6.50% 2023...........         96,000          96,240
Federal Home Loan Mortgage Corp. 7.00% 2023...........         45,000          45,956
Federal Home Loan Mortgage Corp. 7.50% 2023...........         29,314          30,130
Federal Home Loan Mortgage Corp. 7.50% 2027...........        398,220         409,294
Federal Home Loan Mortgage Corp. 7.50% 2028...........        321,817         330,767
Federal Home Loan Mortgage Corp. 7.75% 2022...........        120,211         123,968
Federal Home Loan Mortgage Corp. 8.50% 2008...........        190,259         197,128
Federal Home Loan Mortgage Corp. 8.50% 2019...........         52,004          54,790
Federal National Mortgage Association 5.25% 2003......        510,000         506,175
Federal National Mortgage Association 5.63% 2001......        515,000         518,945
Federal National Mortgage Association 5.65% 2005......         43,940          43,937
Federal National Mortgage Association 5.75% 2008......        740,000         735,375
Federal National Mortgage Association 6.00% 2014......        494,155         490,449
Federal National Mortgage Association 6.00% 2028......      1,000,331         972,191
Federal National Mortgage Association 6.00% TBA.......        200,000         198,500
Federal National Mortgage Association 6.18% 2008......         24,826          24,916
Federal National Mortgage Association 6.27% 2007......         84,199          85,014
Federal National Mortgage Association 6.30% 2008......         44,558          45,061

----------------
60

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association 6.34% 2008......  $      19,649   $      19,921
Federal National Mortgage Association 6.36% 2008......        128,957         131,043
Federal National Mortgage Association 6.39% 2006......         19,361          19,665
Federal National Mortgage Association 6.43% 2008......         24,707          25,189
Federal National Mortgage Association 6.50% 2013......        499,950         504,480
Federal National Mortgage Association 6.59% 2007......         98,666         101,548
Federal National Mortgage Association 6.91% 2007......        310,295         324,498
Federal National Mortgage Association 6.98% 2007......         24,519          25,737
Federal National Mortgage Association 7.00% 2006......            753             750
Federal National Mortgage Association 7.04% 2007......         78,607          82,770
Federal National Mortgage Association 7.28% 2006......         44,101          46,943
Federal National Mortgage Association 7.39% 2021......         51,098          53,800
Federal National Mortgage Association 7.75% 2021......        200,000         204,874
Federal National Mortgage Association 8.00% 2006......         43,401          45,015
Government National Mortgage Association 7.00% 2023...         13,891          14,130
Government National Mortgage Association 7.00% 2023...         21,240          21,605
Government National Mortgage Association 7.00% 2023...         17,981          18,290
Government National Mortgage Association 7.25% 2027...        441,779         451,786
Government National Mortgage Association 7.50% 2022...         18,931          19,534
Government National Mortgage Association 7.50% 2023...         61,473          63,432
Government National Mortgage Association 7.50% 2027...        483,805         498,319
Government National Mortgage Association 8.50% 2017...         43,659          46,319
Government National Mortgage Association 8.50% 2017...         18,571          19,703
Government National Mortgage Association 9.00% 2021...         17,152          18,411
Overseas Private Investment Corp. 6.99% 2009..........        145,000         149,525
United States Treasury Bonds 5.25% 2028...............        335,000         312,441
United States Treasury Bonds 5.50% 2028...............         35,000          33,496
United States Treasury Bonds 7.50% 2016...............      1,100,000       1,291,642
United States Treasury Bonds 8.13% 2021...............        120,000         152,363
United States Treasury Bonds 8.50% 2020...............        180,000         235,265
United States Treasury Bonds 9.25% 2016...............      1,000,000       1,358,280
United States Treasury Bonds 11.88% 2003..............        860,000       1,087,496
United States Treasury Bonds 12.00% 2013..............      6,050,000       8,810,313
United States Treasury Notes 4.63% 2000...............        175,000         173,934
United States Treasury Notes 4.75% 2004...............        250,000         246,173
United States Treasury Notes 4.75% 2008...............        475,000         457,558
United States Treasury Notes 5.00% 2001...............        520,000         520,083
United States Treasury Notes 5.63% 2008...............        200,000         203,594
United States Treasury Notes 5.75% 2000...............        150,000         151,641
United States Treasury Notes 6.63% 2001...............        100,000         103,391
United States Treasury Strip Bonds zero coupon 2012...        325,000         153,627
                                                                        -------------
                                                                           24,144,796
                                                                        -------------

UTILITIES -- 2.8%
ELECTRIC UTILITIES -- 1.1%
Atlantic City Electric Co. 6.38% 2005.................         75,000          76,226
Cleveland Electric Illuminating Co., Series B 7.19%
 2000.................................................         65,000          65,543
Pacificorp 6.38% 2008 ................................        250,000         254,070
Public Service Electric & Gas Co. 8.88% 2003..........         47,000          52,289
UtiliCorp United, Inc. 6.88% 2004.....................         90,000          92,754

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
WESCO Distribution, Inc., Series B 9.13% 2008.........  $      20,000   $      20,675

GAS & PIPELINE UTILITIES -- 0.7%
HNG Internorth, Inc. 9.63% 2006.......................        135,000         155,846
KN Energy, Inc. 6.65% 2005............................        175,000         178,526

TELEPHONE -- 1.0%
GTE Corp. 6.36% 2006..................................        220,000         222,552
MCI Communications Corp. 6.13% 2002...................         55,000          55,501
MGC Communications, Inc. 13.00% 2004..................          5,000           3,825
WorldCom, Inc. 7.55% 2004.............................        230,000         245,125
                                                                        -------------
                                                                            1,422,932
                                                                        -------------
TOTAL BONDS & NOTES (cost $40,393,159)................                     40,191,978
                                                                        -------------


WARRANTS -- 0.0%+                                         WARRANTS
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 01/31/08*# (cost $55)......             20              50
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $46,601,706)........                     48,395,247
                                                                        -------------

                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 0.6%                              AMOUNT
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.6%
Federal Home Loan Mortgage Corp. 4.82% due 4/1/99
 (cost $300,000)......................................  $     300,000         300,000
                                                                        -------------

REPURCHASE AGREEMENT -- 2.9%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
Lehman Brothers Holding, Inc. Joint Repurchase
 Agreement Account (Note 3)
 (cost $1,440,000)....................................      1,440,000       1,440,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $48,341,706)                                       99.8%           50,135,247
Other assets less liabilities --                            0.2               114,711
                                                        -------         -------------
NET ASSETS --                                             100.0%        $  50,249,958
                                                        -------         -------------
                                                        -------         -------------

-------------

*  Resale restricted to qualified institutional buyers

+   Non-income producing securities

#  Fair valued security; see Note 2

(1) PIK ("Payment in Kind") payment made with additional securities in lieu of cash

(2) Represents zero coupon bond which will convert to an interest-bearing security at a later date.

(3) Bond issued as part of a unit which includes an equity component.

ADR-- American Depository Receipt

GDR-- Global Depository Receipt

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

----------------
62

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

---------------------------------------------------
                 IN                      GROSS
 CONTRACT     EXCHANGE    DELIVERY     UNREALIZED
TO DELIVER       FOR        DATE      APPRECIATION
---------------------------------------------------
EUR  25,000  USD  29,185   07/22/99    $  1,979
EUR  25,000  USD  29,508   07/22/99       2,302
EUR  60,000  USD  70,626   07/22/99       5,330
EUR   3,000  USD   3,531   07/22/99         267
EUR  17,000  USD  19,873   07/22/99       1,373
*EUR 15,000  USD  16,703   07/22/99         379
USD  27,148  EUR  25,000   08/12/99          93
EUR  10,000  USD  11,810   08/12/99         913
EUR  40,000  USD  47,240   08/12/99       3,654
EUR  20,000  USD  21,873   08/12/99          80
                                        -------
                                         16,370
                                        -------


                                         GROSS
                                       UNREALIZED
                                      DEPRECIATION
---------------------------------------------------
*USD 17,163  EUR  15,000   07/22/99    $   (839)
                                        -------
Net Unrealized Appreciation........    $ 15,531
                                        -------
                                        -------

-------------

*Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR -- European Monetary Unit

USD -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 66.6%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.9%
APPAREL & TEXTILES -- 0.1%
Gucci Group NV........................................          1,941   $     156,250

AUTOMOTIVE -- 0.9%
Bayerische Motoren Werke AG...........................            105          68,913
Bayerische Motoren Werke AG NV Preferred Class N......             39          24,922
DaimlerChrysler AG+...................................          2,130         185,627
Ford Motor Co. .......................................          5,527         313,657
General Motors Corp. .................................          3,045         264,534
Honda Motor Co., Ltd. ................................          5,000         225,901
Volkswagen AG.........................................            360          24,017

HOUSING -- 0.3%
CRH PLC...............................................         21,166         365,943

RETAIL -- 5.6%
Albertsons, Inc. .....................................          1,150          62,459
Amazon.com, Inc.+.....................................            700         120,531
Best Buy Co., Inc.+...................................          3,400         176,800
Coles Myer Ltd. ......................................         22,883         124,173
Costco Cos., Inc. +...................................          7,000         640,937
CVS Corp. ............................................         12,200         579,500
Dayton Hudson Corp. ..................................          2,295         152,904
Federated Department Stores, Inc.+....................          5,015         201,227
Gap, Inc. ............................................          3,400         228,863
Home Depot, Inc. .....................................          8,500         529,125
Kmart Corp.+..........................................         11,200         188,300
Koninklijke Ahold NV..................................          6,547         251,302
Kroger Co.+...........................................          4,800         287,400
Laurus NV.............................................          3,965          96,461
Marks & Spencer PLC...................................         12,534          82,511
May Department Stores Co. ............................          3,705         144,958
Penney (J.C.), Inc. ..................................          1,145          46,373
Rite Aid Corp. .......................................          4,610         115,250
Safeway, Inc.+........................................          8,200         420,762
Sears, Roebuck & Co. .................................          3,260         147,311
TJX Cos., Inc. .......................................         11,700         397,800
Vendex NV.............................................          3,084          74,528
Wal-Mart Stores, Inc. ................................         10,900       1,004,844
Walgreen Co. .........................................         15,800         446,350
                                                                        -------------
                                                                            8,150,433
                                                                        -------------

----------------
64

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.3%
FOOD, BEVERAGE & TOBACCO -- 2.1%
Anglian Water PLC.....................................          9,069   $     111,279
Anheuser-Busch Cos., Inc. ............................          3,590         273,513
Bass PLC..............................................         12,164         164,868
Coca Cola Femsa SA ADR+...............................          3,315          54,076
ConAgra, Inc. ........................................          5,600         143,150
Diageo PLC+...........................................         25,835         290,097
General Mills, Inc. ..................................            880          66,495
Greencore Group PLC...................................         21,500          75,552
Groupe Danone.........................................            558         140,638
H.J. Heinz & Co. .....................................          4,395         208,213
Kellogg Co. ..........................................          2,580          87,236
Nabisco Holdings Corp., Class A.......................          1,211          50,332
Nestle SA+............................................             52          94,706
PepsiCo, Inc. ........................................          1,300          50,944
Philip Morris Cos, Inc. ..............................          7,276         256,024
Quaker Oats Co. ......................................          2,621         163,976
RJR Nabisco Holdings Corp. ...........................          4,550         113,750
Seagram Co., Ltd. ....................................          1,400          70,000

HOUSEHOLD PRODUCTS -- 1.2%
Clorox Co. ...........................................          2,300         269,531
Colgate-Palmolive Co. ................................          2,540         233,680
Estee Lauder Cos., Inc., Class A......................          3,000         283,500
Fort James Corp. .....................................          1,625          51,492
Kimberly-Clark Corp. .................................          3,025         145,011
Procter & Gamble Co. .................................          2,450         239,947
Shiseido Co. Ltd. ....................................         16,000         221,594
                                                                        -------------
                                                                            3,859,604
                                                                        -------------

ENERGY -- 3.4%
ENERGY SERVICES -- 0.4%
Bouygues SA...........................................            472         131,160
Halliburton Co. ......................................          2,200          84,700
Schlumberger Ltd. ....................................          3,135         188,688
Tosco Corp. ..........................................          2,705          67,118

ENERGY SOURCES -- 3.0%
Atlantic Richfield Co. ...............................          3,645         266,085
BP Amoco PLC..........................................          2,868         289,489
Burmah Castrol PLC....................................         11,249         172,534
Chevron Corp. ........................................          2,950         260,891
Conoco, Inc., Class A+................................          6,955         170,832
ENI SpA...............................................         23,315         148,735
Enron Corp. ..........................................          2,425         155,806
Exxon Corp. ..........................................         11,550         814,997
Iberdrola SA..........................................          6,738          99,956
Mobil Corp. ..........................................          3,465         304,920
Occidental Petroleum Corp. ...........................          4,100          73,800
Royal Dutch Petroleum Co. GDR.........................          2,500         130,000
Societe Nationale Elf Aquitaine SA....................          3,060         416,225
Sonat, Inc. ..........................................          4,265         127,950

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Texaco, Inc. .........................................          2,800   $     158,900
                                                                        -------------
                                                                            4,062,786
                                                                        -------------

FINANCE -- 13.4%
BANKS -- 5.9%
Allied Irish Banks PLC................................         12,894         223,066
Banca Popolare di Bergamo Credito Varesino SpA........          2,288          58,137
Banca Popolare di Brescia.............................          2,127          65,775
Bank of Ireland.......................................          9,709         203,659
Bank of Nova Scotia Halifax...........................          8,840         187,694
Bank One Corp. .......................................          7,941         437,251
BankAmerica Corp. ....................................          9,607         678,494
BankBoston Corp. .....................................          5,140         222,626
Banque Nationale de Paris+............................          3,865         336,830
Charter One Financial, Inc. ..........................          1,400          40,403
Chase Manhattan Corp. ................................          2,952         240,034
Comerica, Inc. .......................................          3,900         243,506
Commonwealth Bank of Australia........................          9,301         152,699
Development Bank of Singapore Ltd. ...................          7,000          53,113
Fifth Third Bancorp...................................          3,000         197,813
First American Corp. .................................            400          14,750
First Union Corp. ....................................          1,395          74,545
Firstar Corp. ........................................          3,900         349,050
Huntington Bancshares, Inc. ..........................          1,000          30,938
Istituto Mobilare Italiano SpA........................          8,494         138,221
Julius Baer Holdings AG...............................             70         227,525
Keppel Tatlee Bank....................................         50,000          84,275
Lincoln National Corp. ...............................            775          76,628
MBNA Corp. ...........................................         11,100         265,012
Mercantile Bancorp, Inc. .............................          2,355         111,863
National City Corp. ..................................            955          63,388
National Westminster Bank PLC.........................         13,489         309,247
Nordbanken AB+........................................          6,282          35,950
Northern Trust Corp. .................................            700          62,169
Overseas Union Bank Ltd. .............................          8,000          28,265
PNC Bank Corp. .......................................          4,180         232,251
Societe Generale Enterprises+.........................          2,114         406,865
Softbank Corp. .......................................          2,100         235,511
Summit Bancorp. ......................................            560          21,840
SunTrust Banks, Inc. .................................            860          53,535
Svenska Handelsbank, Series A.........................          3,381         117,942
Synovus Financial Corp. ..............................            950          19,416
Takefuji Corp. .......................................            900          69,164
U.S. Bancorp..........................................          4,020         136,931
UBS AG+...............................................          1,309         412,263

FINANCIAL SERVICES -- 5.9%
Allied Zurich PLC+....................................         21,058         283,884
American Express Co. .................................          2,605         306,087
American General Corp. ...............................          6,535         460,717
Associates First Capital Corp., Class A...............          3,300         148,500

----------------
66

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Charles Schwab Corp. .................................          2,400   $     230,700
Citigroup, Inc. ......................................         17,352       1,108,359
Compagnie Financiere Richemont AG+....................            194         323,235
Credit Suisse Group...................................            485          90,663
Equitable Cos., Inc. .................................          1,368          95,760
Fannie Mae............................................          3,345         231,641
Freddie Mac...........................................          4,400         251,350
Fleet Financial Group, Inc. ..........................          3,500         131,688
ING Groep NV..........................................          9,839         543,091
KeyCorp. .............................................          2,971          90,058
Lehman Brothers Holdings, Inc. .......................          1,500          89,625
Merrill Lynch & Co., Inc. ............................          4,850         428,922
Morgan (J.P.) & Co., Inc. ............................          1,948         240,335
Morgan Stanley, Dean Witter & Co. ....................          2,200         219,863
Nikko Securities Co. Ltd. ............................         83,000         385,509
P & O Finance BV+.....................................          8,127         118,614
Promise Co. ..........................................          3,600         190,314
Providian Financial Corp. ............................          3,800         418,000
Washington Mutual, Inc. ..............................          8,730         356,839
Wells Fargo & Co. ....................................          5,830         204,414

INSURANCE -- 1.6%
Aetna, Inc. ..........................................            745          61,835
Aflac, Inc. ..........................................          2,500         136,094
Allstate Corp. .......................................          3,735         138,429
American International Group, Inc.(2) ................          4,650         560,906
Aon Corp. ............................................          3,260         206,195
AXA SA+...............................................          1,923         255,331
Chubb Corp. ..........................................            860          50,364
CIGNA Corp. ..........................................          3,695         309,687
Munchener Ruckvers....................................            227          47,678
Munchener Ruckversicherungs AG+.......................            142          30,329
The Hartford Financial Services Group, Inc. ..........          1,130          64,198
                                                                        -------------
                                                                           15,727,858
                                                                        -------------

HEALTHCARE -- 7.1%
DRUGS -- 4.9%
Allergan, Inc. .......................................          1,500         131,813
Amgen, Inc.+..........................................          3,100         232,113
Biogen, Inc.+.........................................          1,700         194,331
Bristol-Myers Squibb Co. .............................          6,390         410,957
Eisai Co., Ltd. ......................................          4,000          83,604
Eli Lilly & Co. ......................................          4,200         356,475
Merck & Co., Inc. ....................................         11,270         903,713
Novartis AG...........................................            289         469,971
Pfizer, Inc. .........................................          4,200         582,750
Pharmacia & Upjohn, Inc. ADR .........................          4,407         277,416
Pharmacia & Upjohn, Inc. .............................         14,500         904,437
Sankyo Co., Ltd. .....................................          4,000          85,800
SmithKline Beecham PLC+...............................         10,272         148,345
Warner-Lambert Co. ...................................         11,100         734,681

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Yamanouchi Pharmaceutical Co., Ltd. ..................          9,000   $     285,015

HEALTH SERVICES -- 0.3%
IMS Health, Inc. .....................................          6,100         202,063
Quintiles Transnational Corp.+........................            800          30,200
Tenet Healthcare Corp.+...............................          5,909         111,902
Wellpoint Health Networks, Inc., Class A+.............            250          18,953

MEDICAL PRODUCTS -- 1.9%
Akzo Nobel NV.........................................          8,128         301,442
American Home Products Corp. .........................          8,980         585,945
Baxter International, Inc. ...........................          3,881         256,146
Cardinal Health, Inc, Class A.........................          3,200         211,200
Guidant Corp. ........................................          2,600         157,300
Schering-Plough Corp. ................................         12,500         691,406
                                                                        -------------
                                                                            8,367,978
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 5.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Allied Signal, Inc. ..................................          3,810         187,404
Raytheon Co., Class A.................................          1,150          66,413
Raytheon Co., Class B.................................          2,410         141,286

BUSINESS SERVICES -- 1.5%
Benesse Corp..........................................            100           8,082
Dai Nippon Printing Co. Ltd. .........................          2,000          30,402
Electronic Data Systems Corp. ........................            800          38,950
FDX Corp.+............................................          1,800         167,062
Interpublic Group of Cos., Inc. ......................          5,000         389,375
Owens-Illinois, Inc.+.................................          2,258          56,450
Solectron Corp.+......................................          4,100         199,106
TNT Post Group NV+....................................          5,051         152,373
Vedior NV+............................................          3,966          91,983
Waste Management, Inc. ...............................          6,900         306,187
WPP Group PLC+........................................         29,576         257,375

ELECTRICAL EQUIPMENT -- 0.3%
Emerson Electric Co. .................................          4,010         212,279
Siebe PLC.............................................         33,240         146,374

MACHINERY -- 1.0%
Applied Materials, Inc.+..............................          3,500         215,906
Bombardier, Inc., Class B+............................         10,416         136,971
Cooper Industries, Inc. ..............................          1,875          79,922
Deere & Co. ..........................................          3,335         128,814
Illinois Tool Works, Inc. ............................            100           6,188
United Technologies Corp. ............................          4,045         547,845

MULTI-INDUSTRY -- 2.0%
Avery Dennison Corp. .................................          1,425          81,938
Fomento Economico Mexicano SA, Class B ADR............          2,856          88,357
Hutchison Whampoa Ltd. ...............................          8,000          62,972
Minnesota Mining & Manufacturing Co. .................          1,800         127,350

----------------
68

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
Ogden Corp. ..........................................            850   $      20,453
Sara Lee Corp. .......................................          8,050         199,237
Securicor Group PLC...................................         23,774         210,148
Smiths Industries PLC.................................         12,699         185,958
Tomkins PLC...........................................         14,792          54,450
Tyco International Ltd. ..............................         12,100         868,175
Vivendi SA............................................          1,992         490,862

TRANSPORTATION -- 0.6%
AMR Corp.+............................................          1,000          58,563
British Airways PLC...................................         16,415         114,422
Burlington Northern Santa Fe Corp. ...................          6,775         222,728
Delta Air Lines, Inc. ................................          2,315         160,892
Norfolk Southern Corp. ...............................          2,100          55,388
UAL Corp.+............................................          1,400         108,850
                                                                        -------------
                                                                            6,677,490
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 3.8%
BROADCASTING & MEDIA -- 2.4%
Clear Channel Communications, Inc.+...................            900          60,356
EMI Group PLC+........................................         28,719         205,289
Grupo Televisa SA de CV GDR+..........................          4,245         133,187
McGraw-Hill Cos., Inc. ...............................          2,440         132,980
MediaOne Group, Inc.+.................................          4,663         296,100
News Corp. Ltd. ADR...................................         11,754         346,743
Television Francais...................................            241          45,315
Time Warner, Inc. ....................................         11,500         817,219
Times Mirror Co., Series A............................          2,469         133,480
Tribune Co. ..........................................          1,000          65,438
Viacom, Inc, Class B+.................................          7,521         631,294

ENTERTAINMENT PRODUCTS -- 0.6%
Canon, Inc. ..........................................          8,400         207,845
Eastman Kodak Co. ....................................          2,962         189,198
Mattel, Inc. .........................................          5,600         139,300
TDK Corp. ............................................          2,000         161,973

LEISURE & TOURISM -- 0.8%
Carnival Corp, Class A................................          7,500         364,219
Disney (Walt) Co. ....................................          1,300          40,463
Granada Group PLC.....................................         16,819         339,428
Tricon Global Restaurants, Inc.+......................          2,800         196,700
                                                                        -------------
                                                                            4,506,527
                                                                        -------------

INFORMATION TECHNOLOGY -- 15.6%
CELLULAR -- 0.1%
Telesp Celular Participacoes..........................          5,788         121,186

COMMUNICATION EQUIPMENT -- 2.1%
3Com Corp.+...........................................          3,305          77,048
General Instrument Corp.+.............................          3,800         115,188

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
Lucent Technologies, Inc. ............................          7,700   $     829,675
Nokia Corp., Class A ADR..............................          1,700         264,775
Nokia Corp., Class A+.................................          3,920         631,960
QUALCOMM, Inc.+.......................................          1,500         186,562
Tele Centro Sul Participacoes+........................          2,602         120,180
Tellabs, Inc.+........................................          2,300         224,825

COMPUTERS & BUSINESS EQUIPMENT -- 3.2%
Apple Computer, Inc.+.................................          3,050         109,609
Cisco Systems, Inc.+..................................          3,200         350,600
Compaq Computer Corp. ................................          6,181         195,860
Computer Sciences Corp.+..............................          3,800         209,713
EMC Corp.+............................................          4,400         562,100
Fujitsu Ltd. .........................................         28,000         449,740
International Business Machines Corp. ................          5,441         964,417
Micron Technology, Inc.+..............................          2,700         130,275
NCR Corp.+............................................          2,218         110,900
Pitney Bowes, Inc. ...................................          3,600         229,500
Ricoh Co. Ltd. .......................................          8,000          83,571
Seagate Technology, Inc.+.............................          4,615         136,431
Xerox Corp. ..........................................          3,595         191,883

ELECTRONICS -- 3.3%
Advantest Corp.+ .....................................          2,300         175,780
ASM Lithography Holdings NV+..........................          1,656          74,520
Dixons Group PLC......................................          8,826         186,669
General Electric Co. .................................         13,175       1,457,484
Intel Corp. ..........................................          5,300         631,363
Matsushita Electric Industrial Co., Ltd.+.............         14,000         273,107
Motorola, Inc. .......................................          4,035         295,564
Murata Manufacturing Co. Ltd. ........................          1,000          53,203
Rohm Co. Ltd. ........................................          1,000         119,495
Samsung Electronics Co., Ltd. GDR*....................          4,018         164,135
ST Microelectronics NV+...............................          3,947         383,352
Toshiba Corp. ........................................         16,000         109,311

SOFTWARE -- 2.1%
America Online, Inc.+.................................          3,000         438,000
Computer Associates International, Inc. ..............          3,684         131,012
Compuware Corp.+......................................          3,100          74,013
Comverse Technology, Inc.+............................          1,700         144,500
Microsoft Corp.+......................................         14,000       1,254,750
Oracle Corp.+.........................................          4,150         109,456
Sun Microsystems, Inc.+...............................          2,900         362,319

TELECOMMUNICATIONS -- 4.8%
AirTouch Communications, Inc.+........................          2,700         260,888
Ameritech Corp. ......................................          3,990         230,921
BCE, Inc. ............................................          9,427         416,861
British Telecommunications PLC+.......................         20,984         341,497
Cable & Wireless PLC+.................................         21,209         264,005
Cable Wireless Communications PLC.....................          7,065          79,845
Carso Global Telecom+.................................          5,272          27,335

----------------
70

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
China Telecom+........................................        105,000   $     174,785
Comcast Corp, Class A.................................          3,095         194,792
Ericsson (LM) Telecommunications Co., Series B........          3,382          82,357
France Telecom SA+....................................          1,746         141,401
Mannesmann AG.........................................          3,673         469,820
Nippon Telegraph & Telephone Corp. ADR................              1          49,403
Nippon Telegraph & Telephone Corp.+...................             64         626,948
Northern Telecom Ltd. ................................          2,260         140,403
Northern Telecom Ltd. ................................              1              89
Orange PLC+...........................................         11,705         163,654
Sprint Corp.+ ........................................          8,235         808,059
Sprint (PCS) Corp.....................................          2,600         115,213
Swisscom AG+..........................................            943         369,165
Telefonica de Espana SA...............................          9,855         418,663
U.S. West, Inc. ......................................          3,975         218,873
                                                                        -------------
                                                                           18,329,008
                                                                        -------------

MATERIALS -- 1.7%
CHEMICALS -- 1.1%
Dow Chemical Co. .....................................          1,670         155,623
du Pont (E.I.) de Nemours & Co. ......................          5,180         300,764
Eastman Chemical Co. .................................          2,040          85,808
Hoechst AG............................................         11,912         517,126
Shin-Etsu Chemical Co. Ltd. ..........................          6,000         157,581

FOREST PRODUCTS -- 0.3%
Svenska Cellulosa AB, Class B.........................            623          13,540
Temple-Inland, Inc. ..................................            510          32,003
Weyerhaeuser Co. .....................................          4,355         241,702

METALS & MINERALS -- 0.3%
Alcoa, Inc. ..........................................          1,910          78,668
Freeport-McMoRan Copper & Gold, Inc., Class A.........          2,425          24,856
Freeport-McMoRan Copper & Gold, Inc., Class B.........          1,675          18,216
Lafarge Corp. ........................................          2,334         210,724
Pohang Iron & Steel Co., Ltd. ADR.....................          3,478          62,169
                                                                        -------------
                                                                            1,898,780
                                                                        -------------

REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.1%
Cheung Kong Holdings Ltd. ............................          8,000          60,907

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Equity Residential Properties Trust...................          1,834          75,652
Starwood Hotels & Resorts Worldwide, Inc. ............          2,650          75,691
                                                                        -------------
                                                                              212,250
                                                                        -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
UTILITIES -- 5.5%
ELECTRIC UTILITIES -- 1.9%
Compania Energetica de Minas Gerais ADR...............          3,800   $      84,750
Consolidated Edison, Inc. ............................          3,060         138,656
Duke Energy Corp. ....................................          4,225         230,791
Edison International..................................          2,925          65,081
Entergy Corp. ........................................          5,031         138,352
Korea Electric Power Corp. ADR........................          9,596         121,749
Public Service Enterprise Group, Inc. ................          1,735          66,255
Scottish Power PLC....................................         18,882         165,229
Sempra Energy+........................................          3,200          61,400
Southern Co. .........................................          5,320         124,022
Telecom Italia SpA....................................         66,809         710,814
Texas Utilities Co. ..................................          3,534         147,324
Tokyo Electric Power Co., Inc. .......................         10,500         226,112

GAS & PIPELINE UTILITIES -- 0.2%
Hong Kong & China Gas Co. Ltd.+.......................         16,000          22,608
Williams Cos., Inc. ..................................          4,990         197,105

TELEPHONE -- 3.4%
AT&T Corp. ...........................................          8,503         678,646
AT&T Corp. -- Liberty Media Group, Class A............          6,288         330,906
Bell Atlantic Corp. ..................................          6,195         320,204
DDI Corp. ............................................             25         118,228
GTE Corp. ............................................          3,354         202,917
MCI WorldCom, Inc.+...................................          9,800         867,912
OTE Greek Telecommunications..........................          5,372         130,679
Portugal Telecom SA...................................          4,818         216,140
SBC Communications, Inc. .............................         16,325         769,316
Telefonos de Mexico SA ADR............................          3,911         256,171
Telesp Participacpoes SA..............................          7,195         148,397
                                                                        -------------
                                                                            6,539,764
                                                                        -------------
TOTAL COMMON STOCK (cost $69,641,222).................                     78,332,478
                                                                        -------------


PREFERRED STOCK -- 0.0%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
AUTOMOTIVE -- 0.0%
Volkswagen AG.........................................            608          24,389

RETAIL -- 0.0%
Kmart Financing I convertible 7.75%...................            790          47,795
                                                                        -------------
TOTAL PREFERRED STOCK (cost $80,073)..................                         72,184
                                                                        -------------

                                                            PRINCIPAL
BONDS & NOTES -- 15.3%                                         AMOUNT
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.2%
AUTOMOTIVE -- 0.1%
DaimlerChrysler AG 7.45% 2097.........................  $      25,000          26,634
Ford Motor Co. 6.63% 2028.............................         85,000          81,822

----------------
72

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL -- 0.1%
Federated Department Stores Inc. 6.30% 2009...........  $      40,000   $      39,434
Lowes Cos, Inc. 6.50% 2029............................         95,000          91,015
                                                                        -------------
                                                                              238,905
                                                                        -------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Pepsi Bottling Group Inc. 7.00% 2029..................         70,000          70,081
Philip Morris Cos, Inc. 6.80% 2003....................        100,000         102,827
Philip Morris Cos, Inc. 7.50% 2004....................         20,000          21,198
                                                                        -------------
                                                                              194,106
                                                                        -------------

ENERGY -- 0.2%
ENERGY SERVICES -- 0.1%
Petroleum GOE Services ASA 7.50% 2007.................        100,000         103,153

ENERGY SOURCES -- 0.1%
Den Norske Stats 6.50% 2028*..........................         40,000          37,363
Petro Canada 7.00% 2028...............................         45,000          43,504
                                                                        -------------
                                                                              184,020
                                                                        -------------

FINANCE -- 2.9%
BANKS -- 0.5%
ABN-Amro Bank NV Chicago Branch 7.25% 2005............         40,000          42,060
First Union-Lehman Brothers-Bank of America 6.28%
 2007.................................................        110,067         111,039
Merita Bank Ltd. 6.50% 2006...........................         40,000          39,938
Nationsbank Corp. 6.88% 2005..........................         45,000          46,454
Norwest Corp. 6.75% 2027..............................         25,000          24,764
Popular, Inc. 6.40% 2000..............................        100,000         100,334
St. Paul Bancorp 7.13% 2004...........................        100,000          99,572
Wilmington Trust Corp. 6.63% 2008.....................        105,000         104,489

FINANCIAL SERVICES -- 2.2%
Advanta Mortgage Loan Trust 6.69% 2017................         25,000          25,330
Advanta Mortgage Loan Trust 7.05% 2021................         20,789          21,148
AFC Capital Trust I 8.21% 2027........................         20,000          21,506
American General Corp. 6.63% 2029.....................         75,000          72,393
AMRESCO Residential Securities Corp. 6.60% 2018.......         18,930          18,957
Associates Corp. of North America 6.50% 2002..........         60,000          61,246
AT&T Capital Corp. 6.25% 2001.........................         50,000          50,438
CIT Group Inc. 5.50% 2001.............................         65,000          64,611
Citigroup Inc. 6.20% 2009.............................        100,000          99,089
Commercial Mortgage Acceptance Corp. 5.80% 2006.......         29,066          28,620
Commercial Mortgage Acceptance Corp. 6.53% 2007.......         15,000          15,292
Delta Funding Home Equity Loan Trust 6.64% 2012.......        130,680         130,453
Finova Capital Corp. 7.40% 2007.......................         50,000          52,586
Ford Motor Credit Co. 5.80% 2009......................         90,000          86,455
Ford Motor Credit Co. 7.00% 2001......................         60,000          61,744
Ford Motor Credit Co. 8.00% 2002......................         40,000          42,490
GE Capital Mortgage Services, Inc. 7.65% 1999.........         25,000          25,845
General Motors Acceptance Corp. 5.75% 2003............         30,000          29,756

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
General Motors Acceptance Corp. 5.85% 2009............  $     115,000   $     110,718
General Motors Acceptance Corp. 6.63% 2002............         40,000          40,941
GMAC Commercial Mortgage Security, Inc. 6.18% 2033....         45,000          44,722
GMAC Commercial Mortgage Security, Inc. 6.15% 2035....         43,583          43,644
GMAC Commercial Mortgage Security, Inc. 6.42% 2035....         68,180          68,688
Green Tree Financial Corp. 6.24% 2016.................         90,000          90,646
Green Tree Recreational Equipment 6.18% 2019..........        206,633         207,776
Green Tree Recreational Equipment 6.55% 2028..........         24,451          24,627
Harley Davidson Eagle Motorcycle Trust 6.20% 2003.....        150,000         153,427
Heller Financial, Inc. 6.00% 2004.....................         90,000          89,581
Household Finance Corp. 6.50% 2008....................         30,000          29,939
Independent National Mortgage Corp. zero coupon
 2024.................................................         13,960          14,278
Lehman Brothers Holdings, Inc. 6.50% 2002.............        105,000         104,934
Merrill Lynch Mortgage Investors, Inc. 6.54% 2029.....         80,000          81,441
Money Store, Inc. 8.05% 2002..........................         20,000          21,152
Morgan Stanley Capital I, Inc. 6.52% 2008.............        120,000         121,683
Morgan Stanley Capital I, Inc. 6.54% 2030.............         30,000          30,454
Morgan Stanley Capital I, Inc. 7.22% 2028.............         55,000          57,395
PaineWebber Group, Inc. 6.65% 2002....................        135,000         136,006
PNC Mortgage Securities Corp. zero coupon 2027........         12,521          12,621
PP&L Capital Funding Inc. 5.90% 2000..................         40,000          40,059
Sears Roebuck Acceptance Corp. 6.50% 2028.............         50,000          45,690
Sprint Capital Corp. 5.70% 2003.......................         45,000          44,411
Sprint Capital Corp. 6.13% 2008.......................         20,000          19,661
TMS Trust 6.85% 2019..................................         50,000          50,801
Toyota Motor Credit Corp. 5.63% 2003..................         45,000          44,490

INSURANCE -- 0.2%
Hartford Life, Inc. 7.10% 2007........................         75,000          78,346
Hartford Life, Inc. 7.65% 2027........................         20,000          21,708
Provident Cos., Inc. 7.41% 2038.......................         50,000          49,212
TIG Holdings, Inc. 8.13% 2005.........................         40,000          42,023
                                                                        -------------
                                                                            3,397,683
                                                                        -------------

FOREIGN BONDS -- 0.2%
FOREIGN GOVERNMENT -- 0.2%
Quebec Province of Canada 7.00% 2007..................         60,000          62,915
Province of Ontario 5.50% 2008........................        160,000         154,150
                                                                        -------------
                                                                              217,065
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Boeing Co. 6.63% 2038.................................         80,000          76,029
Lockheed Martin Corp. 7.25% 2006......................        115,000         120,101
Raytheon Co. 6.15% 2008...............................        190,000         187,089

BUSINESS SERVICES -- 0.1%
Hertz Corp. 7.00% 2028................................         65,000          63,022
United States Filter Corp. New 6.50% 2003*(1).........         55,000          53,528

----------------
74

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.25% 2003(1).............  $      25,000   $      25,164

TRANSPORTATION -- 0.3%
Continental Airlines, Inc. 6.54% 2009.................         55,062          54,005
Continental Airlines, Inc. 6.80% 2009.................         26,812          26,364
CSX Corp. 7.95% 2027..................................        195,000         213,361
                                                                        -------------
                                                                              818,663
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 0.1%
BROADCASTING & MEDIA -- 0.1%
News America Holdings, Inc. 7.70% 2025................         65,000          67,836

LEISURE & TOURISM -- 0.0%
Disney Walt Co. 5.62% 2008............................         65,000          62,857
                                                                        -------------
                                                                              130,693
                                                                        -------------

INFORMATION TECHNOLOGY -- 0.3%
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Apple Computer, Inc. 6.00% 2001.......................         40,000          48,700

TELECOMMUNICATIONS -- 0.2%
AirTouch Communications, Inc. 6.65% 2008..............         40,000          41,093
TCI Communications, Inc. 8.65% 2004...................        215,000         242,361
                                                                        -------------
                                                                              332,154
                                                                        -------------

MATERIALS -- 0.0%
CHEMICALS -- 0.0%
Monsanto Co. 6.60% 2028...............................         10,000           9,609
Union Carbide Corp. 6.25% 2003........................         45,000          44,333
                                                                        -------------
                                                                               53,942
                                                                        -------------

REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Equity Office Properties Operating LP 6.76% 2007 .....         55,000          54,493
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 10.0%
U.S. GOVERNMENT & AGENCIES -- 10.0%
Federal Home Loan Mortgage Corp. 6.50% TBA............         85,000          84,681
Federal Home Loan Mortgage Corp. 7.50% 2022...........         45,000          46,969
Federal Home Loan Mortgage Corp. 8.50% 2028...........        120,000         126,094
Federal National Mortgage Association 5.75% 2003......        105,000         105,902
Federal National Mortgage Association 6.00% 2008......        230,000         232,408
Federal National Mortgage Association 6.00% 2013......         83,758          83,130
Federal National Mortgage Association 6.00% 2013......         75,836          75,268
Federal National Mortgage Association 6.00% 2029......        191,657         186,266
Federal National Mortgage Association 6.00% TBA.......        285,000         276,983
Federal National Mortgage Association 6.50% 2026......         33,489          33,353
Federal National Mortgage Association 6.50% 2028......         38,172          37,992
Federal National Mortgage Association 6.50% 2028......         52,192          51,947

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association 6.50% 2028......  $     111,710   $     111,187
Federal National Mortgage Association 6.50% 2028......         44,537          44,328
Federal National Mortgage Association 6.50% 2028......         58,540          58,266
Federal National Mortgage Association 6.50% 2028......        269,012         267,751
Federal National Mortgage Association 6.50% 2028......         57,943          57,671
Federal National Mortgage Association 6.50% 2028......         56,951          56,684
Federal National Mortgage Association 6.50% 2029......        301,044         299,632
Federal National Mortgage Association 6.50% 2029......        159,867         159,117
Federal National Mortgage Association 6.50% 2029......        178,342         177,505
Federal National Mortgage Association 6.50% 2029......        395,039         393,186
Federal National Mortgage Association 7.00% 2011......         20,822          21,271
Federal National Mortgage Association 7.00% 2011......        105,392         107,664
Federal National Mortgage Association 7.00% 2012......        264,546         270,250
Federal National Mortgage Association 7.00% 2023......         11,167          10,706
Federal National Mortgage Association 7.50% 2008......        184,999         190,503
Federal National Mortgage Association 8.00% TBA.......        183,000         190,320
Federal National Mortgage Association 8.50% 2016......         15,000          15,760
Federal National Mortgage Association 8.50% 2019......         35,000          36,903
Federal National Mortgage Association 8.50% 2025......        170,795         179,761
Federal National Mortgage Association 9.00% 2026......         17,486          18,552
Federal National Mortgage Association 9.00% 2026......         25,984          27,567
Government National Mortgage Association 6.50% 2023...        112,800         112,659
Government National Mortgage Association 6.50% 2028...         67,279          66,985
Government National Mortgage Association 6.50% 2028...        172,450         171,694
Government National Mortgage Association 6.50% 2028...        126,456         125,902
Government National Mortgage Association 6.50% 2029...        194,999         194,145
Government National Mortgage Association 6.50% 2029...        129,654         129,086
Government National Mortgage Association 6.50% 2029...         39,908          39,733
Government National Mortgage Association 7.00% 2022...        171,760         174,766
Government National Mortgage Association 7.00% 2023...         66,853          68,002
Government National Mortgage Association 7.00% 2024...        149,642         152,168
Government National Mortgage Association 7.00% 2025...         33,425          33,969
Government National Mortgage Association 7.00% 2026...        163,732         166,239
Government National Mortgage Association 7.00% 2028...         87,124          88,457
Government National Mortgage Association 7.00% 2028...        103,684         105,272
Government National Mortgage Association 7.00% 2028...         38,020          38,602
Government National Mortgage Association 7.00% 2028...        125,713         127,638
Government National Mortgage Association 7.00% 2028...         30,610          31,079
Government National Mortgage Association 7.50% 2023...         44,283          45,694
Government National Mortgage Association 7.50% 2027...         70,000          72,909
Government National Mortgage Association 8.00% 2026...         31,497          32,816
Government National Mortgage Association 8.00% TBA....        320,000         333,399
Government National Mortgage Association 9.00% 2016...         75,000          80,875
Government National Mortgage Association 9.50% 2029...         65,000          70,198
Government National Mortgage Association 10.00%
 2029.................................................        100,000         108,250
United States Treasury Bonds 5.25% 2028...............        254,000         236,896
United States Treasury Bonds 5.25% 2029...............        520,000         491,561
United States Treasury Bonds 5.50% 2028...............        235,000         224,902
United States Treasury Bonds 6.13% 2027...............        635,000         659,009
United States Treasury Notes 4.50% 2000...............      1,120,000       1,111,779
United States Treasury Notes 4.63% 2000...............      1,280,000       1,272,205

----------------
76

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Notes 4.75% 2004...............  $     420,000   $     413,570
United States Treasury Notes 4.75% 2008...............        575,000         553,886
United States Treasury Notes 5.00% 2001...............         25,000          25,004
United States Treasury Notes 5.63% 2008...............        215,000         218,863
                                                                        -------------
                                                                           11,813,789
                                                                        -------------

UTILITIES -- 0.5%
ELECTRIC UTILITIES -- 0.3%
Arizona Public Services Co. 6.75% 2006................        160,000         165,453
Nevada Power Co. 6.20% 2004...........................         75,000          74,651
Southern California Edison Co. 5.88% 2001.............        100,000         100,548

GAS & PIPELINE UTILITIES -- 0.2%
CMS Panhandle Holding Co. 6.13% 2004..................         60,000          59,658
Coastal Corp. 6.50% 2008..............................         50,000          49,988
Coastal Corp. 6.95% 2028..............................         60,000          58,668
KN Energy, Inc. 6.45% 2003............................         25,000          25,344

TELEPHONE -- 0.0%
Worldcom, Inc. 6.40% 2005.............................         70,000          71,013
                                                                        -------------
                                                                              605,323
                                                                        -------------
TOTAL BONDS & NOTES (cost $18,207,912)................                     18,040,836
                                                                        -------------


WARRANTS -- 0.0%+                                            WARRANTS
-------------------------------------------------------------------------------------
FINANCE -- 0.0%
INSURANCE -- 0.0%
Allianz AG 1/15/00....................................              1               8
                                                                        -------------

REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Equity Office Properties Operating LP# 6/15/08........             55             138
                                                                        -------------
TOTAL WARRANTS (cost $440)............................                            146
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $87,929,647)........                  $  96,445,644
                                                                        -------------

                                                                ----------------

                                                            PRINCIPAL
SHORT-TERM SECURITIES -- 1.9%                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 1.9%
United States Treasury Bills 4.39% due 6/10/99 (cost
 $2,191,135)@.........................................  $   2,210,000   $   2,191,135
                                                                        -------------


REPURCHASE AGREEMENT -- 16.6%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 16.6%
Agreement with Warburg Dillon Read, bearing interest
 at 4.9% dated 03/31/99 to be repurchased 04/01/99 in
 the amount of $19,548,660 and collateralized by
 $16,014,000 of U.S. Treasury Bonds bearing interest
 at 7.875% due 02/15/21 and having an approximate
 value of $19,938,080 (cost $19,546,000)@.............     19,546,000      19,546,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $109,666,782)                                    100.4%          118,182,779
Liabilities in excess of other assets --                  (0.4)             (519,853)
                                                        ------         -------------
NET ASSETS --                                            100.0%        $ 117,662,926
                                                        ------         -------------
                                                        ------         -------------

-------------

+   Non income producing security

#  Fair valued securities; see Note 2

*  Resale restricted to qualified institutional buyers

(1) Variable rate security; rate as of March 31, 1999

(2) Security represents an investment in an affiliated company, see Note 9

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS

--------------------------------------------------------------------------------------------------
                                                                         VALUE AS OF
NUMBER OF                                      EXPIRATION    VALUE AT     MARCH 31,    UNREALIZED
CONTRACTS  DESCRIPTION                            DATE      TRADE DATE      1999       DEPRECIATION
--------------------------------------------------------------------------------------------------
 49 Long   Standard & Poors 500 Index           June 1999   $15,861,669  $15,842,925    $ (18,744)
                                                                                       -----------
                                                                                       -----------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

------------------------------------------------------
                                            GROSS
  CONTRACT         IN       DELIVERY     UNREALIZED
 TO DELIVER   EXCHANGE FOR    DATE      APPRECIATION
------------------------------------------------------
GBP  640,000  USD1,042,188   07/14/99     $   9,426
                                             ------
                                             ------

GBP -- Great Britain Pound

USD -- United States Dollar

See Notes to Financial Statements

----------------
78

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                           INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 94.7%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.8%
HOUSING -- 0.7%
Masco Corp. ..........................................         24,000   $     678,000

RETAIL -- 6.1%
CVS Corp. ............................................         11,114         527,915
Fred Meyer, Inc.+ ....................................         14,700         865,463
Home Depot, Inc. .....................................         12,800         796,800
Koninklijke Ahold NV .................................          6,800         261,014
Rite Aid Corp. .......................................         12,600         315,000
Safeway, Inc.+ .......................................         28,600       1,467,537
Saks, Inc.+ ..........................................         14,900         387,400
TAG Heuer International SA ADR+ ......................         31,100         260,463
Wal-Mart Stores, Inc. ................................         11,800       1,087,812
                                                                        -------------
                                                                            6,647,404
                                                                        -------------

CONSUMER STAPLES -- 4.2%
FOOD, BEVERAGE & TOBACCO -- 2.4%
Coca-Cola Co. ........................................          6,000         368,250
Compass Group PLC ....................................         16,200         187,530
PepsiCo, Inc. ........................................         23,300         913,069
Philip Morris Cos, Inc. ..............................         24,300         855,056

HOUSEHOLD PRODUCTS -- 1.8%
Colgate-Palmolive Co. ................................          2,800         257,600
Gillette Co. .........................................          8,600         511,162
Kimberly-Clark Corp. .................................         10,500         503,344
Procter & Gamble Co. .................................          4,600         450,513
                                                                        -------------
                                                                            4,046,524
                                                                        -------------

ENERGY -- 4.0%
ENERGY SERVICES -- 0.6%
Halliburton Co. ......................................         15,700         604,450

ENERGY SOURCES -- 3.4%
Amerada Hess Corp. ...................................          2,800         140,875
Chevron Corp. ........................................          9,700         857,844
Mobil Corp. ..........................................         10,600         932,800
Royal Dutch Petroleum Co. GDR ........................         25,800       1,341,600
                                                                        -------------
                                                                            3,877,569
                                                                        -------------

FINANCE -- 18.4%
BANKS -- 3.1%
Bank of New York Co., Inc. ...........................         28,300       1,017,031
BankAmerica Corp. ....................................         15,405       1,087,978
First Union Corp. ....................................          7,000         374,063
Mellon Bank Corp. ....................................          4,300         302,613
UBS AG+ ..............................................            700         220,461

                                                                ----------------
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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 9.9%
AMBAC, Inc. ..........................................          5,700   $     307,800
American Express Co. .................................          3,300         387,750
Associates First Capital Corp., Class A ..............         16,700         751,500
Citigroup, Inc. ......................................         30,850       1,970,543
Fannie Mae ...........................................         18,800       1,301,900
Freddie Mac ..........................................         45,800       2,616,325
HSBC Holdings PLC+ ...................................          7,400         232,041
Morgan Stanley, Dean Witter & Co. ....................          4,300         429,731
Wells Fargo & Co. ....................................         47,500       1,665,469

INSURANCE -- 5.4%
Ace Ltd. .............................................         30,300         944,981
Aetna, Inc. ..........................................          9,000         747,000
Fairfax Financial Holdings Ltd. Subscription
 Receipts ............................................            700         193,839
Fairfax Financial Holdings Ltd.+ .....................          2,065         601,921
Mutual Risk Management Ltd. ..........................         23,200         887,400
PartnerRe Ltd. .......................................         16,900         684,450
Travelers Property Casualty Corp., Class A ...........          9,300         332,475
UNUM Corp. ...........................................         17,000         808,563
                                                                        -------------
                                                                           17,865,834
                                                                        -------------

HEALTHCARE -- 13.7%
DRUGS -- 9.2%
American Home Products Corp. .........................         13,800         900,450
Biogen, Inc.+ ........................................          4,400         502,975
Bristol-Myers Squibb Co. .............................         24,600       1,582,087
Eli Lilly & Co. ......................................          9,600         814,800
Genentech, Inc.+ .....................................          9,400         833,075
Merck & Co., Inc. ....................................         18,000       1,443,375
Novartis AG ..........................................            228         370,773
Pfizer, Inc. .........................................         10,800       1,498,500
Warner-Lambert Co. ...................................         14,500         959,719

HEALTH SERVICES -- 1.7%
Gehe AG ..............................................          2,500         114,072
HEALTHSOUTH Corp.+ ...................................         24,900         258,338
United HealthCare Corp. ..............................         24,700       1,299,837

MEDICAL PRODUCTS -- 2.8%
Guidant Corp. ........................................          6,600         399,300
Johnson & Johnson Co. ................................         10,500         983,719
Mckesson HBOC Inc. ...................................          4,204         277,464
Roche Holdings AG ....................................             38         464,560
Schering-Plough Corp. ................................         10,000         553,125
                                                                        -------------
                                                                           13,256,169
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 12.3%
AEROSPACE & MILITARY TECHNOLOGY -- 1.5%
AlliedSignal, Inc. ...................................         29,100       1,431,357

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 4.0%
First Data Corp. .....................................         13,700   $     585,675
Gartner Group, Inc., Class A+ ........................         16,600         374,537
Randstad Holding N.V. ................................          6,300         283,374
Rentokil Initial PLC+ ................................         73,100         448,476
Solectron Corp.+ .....................................          8,000         388,500
Waste Management, Inc. ...............................         28,300       1,255,812
Wolters Kluwer NV+ ...................................          2,800         508,620

MACHINERY -- 1.1%
Danaher Corp. ........................................         21,200       1,107,700

MULTI-INDUSTRY -- 5.7%
Berkshire Hathaway, Inc., Class A ....................             15       1,071,000
Hutchison Whampoa Ltd. ...............................         90,700         713,943
Sara Lee Corp. .......................................         20,300         502,425
Teleflex, Inc. .......................................         14,500         493,906
Tomkins PLC ..........................................        217,800         801,735
Tyco International Ltd. ..............................         27,546       1,976,425
                                                                        -------------
                                                                           11,943,485
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 8.2%
BROADCASTING & MEDIA -- 6.4%
CBS Corp.+ ...........................................         28,100       1,150,344
Clear Channel Communications, Inc.+ ..................          9,000         603,562
Cox Communications, Inc, Class A+ ....................          4,700         355,438
Fox Entertainment Group, Inc, Class A+ ...............         25,800         699,825
Infinity Broadcasting Corp., Class A .................         17,700         455,775
Omnicom Group, Inc. ..................................         15,300       1,223,044
Time Warner, Inc. ....................................          9,000         639,562
Tribune Co. ..........................................          8,300         543,131
VNU NV ...............................................         13,700         534,754

ENTERTAINMENT PRODUCTS -- 0.4%
Hasbro, Inc. .........................................         13,650         394,997

LEISURE & TOURISM -- 1.4%
Carnival Corp, Class A ...............................          6,600         320,512
Disney (Walt) Co. ....................................          7,700         239,663
McDonald's Corp. .....................................          8,600         389,687
Mirage Resorts, Inc.+ ................................         21,100         448,375
                                                                        -------------
                                                                            7,998,669
                                                                        -------------

INFORMATION TECHNOLOGY -- 20.6%
COMMUNICATION EQUIPMENT -- 0.8%
Ascend Communications, Inc.+ .........................          9,500         795,031

COMPUTERS & BUSINESS EQUIPMENT -- 3.8%
Automatic Data Processing, Inc. ......................         15,200         628,900
Cisco Systems, Inc.+ .................................         10,400       1,139,450
Dell Computer Corp.+ .................................         11,000         449,625
EMC Corp.+ ...........................................          6,100         779,275
Hewlett-Packard Co. ..................................         10,100         684,907

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                                                                              81

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 6.4%
Altera Corp.+ ........................................          9,200   $     547,400
General Electric Co. .................................         21,400       2,367,375
Getronics NV+ ........................................          8,219         303,928
Intel Corp. ..........................................         12,000       1,429,500
Maxim Integrated Products, Inc.+ .....................         19,200       1,039,200
Texas Instruments, Inc. ..............................          5,500         545,875

SOFTWARE -- 7.8%
America Online, Inc.+ ................................          6,900       1,007,400
BMC Software, Inc.+ ..................................         24,800         919,150
Compuware Corp. + ....................................         19,400         463,175
Microsoft Corp.+ .....................................         29,600       2,652,900
Networks Associates, Inc.+ ...........................         19,250         590,734
Parametric Technology Corp.+ .........................         52,400       1,034,900
Softbank Corp.+ ......................................          3,000         336,444
Sterling Commerce, Inc.+ .............................          9,700         298,275
The Learning Co., Inc.+ ..............................          9,200         266,800

TELECOMMUNICATIONS -- 1.8%
AirTouch Communications, Inc.+ .......................          7,000         676,375
Corning, Inc. ........................................          9,900         594,000
Qwest Communications International, Inc.+ ............          5,900         425,353
                                                                        -------------
                                                                           19,975,972
                                                                        -------------

REAL ESTATE -- 1.4%
REAL ESTATE COMPANIES -- 0.4%
Security Capital US Realty+ ..........................         54,500         427,825

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Crescent Real Estate Equities Co. ....................         14,600         313,900
Starwood Hotels & Resorts Worldwide, Inc. ............         22,800         651,225
                                                                        -------------
                                                                            1,392,950
                                                                        -------------

UTILITIES -- 5.1%
TELEPHONE -- 5.1%
GTE Corp. ............................................          5,200         314,600
MCI Worldcom, Inc.+ ..................................         30,307       2,684,064
SBC Communications, Inc. .............................         12,100         570,212
Telecom Italia SpA ...................................         81,300         864,991
Telecomunicacoes de Brasileiras SA ADR+ ..............          6,100         491,812
                                                                        -------------
                                                                            4,925,679
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $77,041,760)........                     91,930,255
                                                                        -------------

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

                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 6.3%                              AMOUNT           VALUE
-------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 5.3%
Abbey National North America 4.80% due 8/9/99.........  $   2,255,000   $   2,215,995
Assets Securitization Corp. 4.88% due 4/14/99.........        485,000         484,145
AWB Ltd. 4.85% due 4/6/99.............................        235,000         234,842
Caisse des Depots et Consignations 5.10% due 4/1/99...        752,000         752,000
Coca-Cola Co. 4.81% due 4/23/99.......................        215,000         213,966
du Pont (E.I.) de Nemours & Co. 4.82% due 4/12/99.....        170,000         169,750
Equilon Enterprise 4.84% due 5/10/99..................        545,000         542,142
Metlife Funding, Inc. 4.84% due 4/12/99...............        395,000         394,416
Metlife Funding, Inc. 4.84% due 4/21/99...............        140,000         139,623
                                                                        -------------
TOTAL CORPORATE SHORT-TERM NOTES (cost $5,146,797)....                      5,146,879
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 1.0%
Federal Home Loan Mortgage Corp. 4.75% due 4/14/99
 (cost $912,865)......................................        915,000         912,866
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $6,059,662).........                      6,059,745
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $83,101,422)                     101.0 %      97,990,000
Liabilities in excess of other assets
  --                                      (1.0)         (943,251)
                                         ------      -----------
NET ASSETS --                            100.0 %     $97,046,749
                                         ------      -----------
                                         ------      -----------

-------------

+   Non-income producing securities

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST LARGE CAP
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 95.7%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.9%
AUTOMOTIVE -- 0.2%
Federal-Mogul Corp......................            800   $      34,400
RETAIL -- 7.7%
Amazon.com, Inc.+ ......................          1,835         315,964
Costco Cos., Inc.+ .....................            465          42,577
CVS Corp. ..............................            800          38,000
Dayton Hudson Corp. ....................            400          26,650
Dollar General Corp. ...................            200           6,800
eBay, Inc.+ ............................            395          54,238
Gap, Inc. ..............................            500          33,656
Home Depot, Inc. .......................          2,000         124,500
Kohl's Corp.+ ..........................            200          14,175
Kroger Co.+ ............................            300          17,963
Safeway, Inc.+ .........................            500          25,656
Staples, Inc.+ .........................          1,695          55,723
TJX Cos., Inc. .........................            300          10,200
Wal-Mart Stores, Inc. ..................          3,000         276,563
Walgreen Co. ...........................          3,400          96,050
                                                          -------------
                                                              1,173,115
                                                          -------------
CONSUMER STAPLES -- 9.1%
FOOD, BEVERAGE & TOBACCO -- 5.3%
Anheuser-Busch Cos., Inc. ..............            500          38,094
Bestfoods ..............................            300          14,100
Campbell Soup Co. ......................            400          16,275
Coca-Cola Co. ..........................          3,700         227,087
Coca-Cola Enterprises, Inc. ............            400          12,100
General Mills, Inc. ....................            200          15,113
H.J. Heinz & Co. .......................            300          14,213
Hershey Foods Corp. ....................            100           5,600
Kellogg Co. ............................            400          13,525
Nabisco Holdings Corp., Class A ........          1,200          49,875
PepsiCo, Inc. ..........................          2,900         113,644
Philip Morris Cos, Inc. ................          3,000         105,562
Quaker Oats Co. ........................            100           6,256
Ralston-Ralston Purina Group ...........          2,400          64,050
Sysco Corp. ............................            300           7,894
Unilever NV ............................            500          33,219
UST, Inc. ..............................            200           5,225
Wrigley, (Wm) Jr. Co. ..................            600          54,262
HOUSEHOLD PRODUCTS -- 3.8%
Avon Products, Inc. ....................          2,000          94,125
Clorox Co. .............................            300          35,156
Colgate-Palmolive Co. ..................          1,300         119,600
Fort James Corp. .......................            200           6,338
Gillette Co. ...........................          1,500          89,156
Kimberly-Clark Corp. ...................            500          23,969
Newell Rubbermaid, Inc. ................            200           9,500

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84

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS (CONTINUED)
Procter & Gamble Co. ...................          1,900   $     186,081
                                                          -------------
                                                              1,360,019
                                                          -------------
ENERGY -- 2.4%
ENERGY SERVICES -- 0.6%
Schlumberger Ltd. ......................          1,500          90,281
ENERGY SOURCES -- 1.8%
Atlantic Richfield Co. .................            200          14,600
Enron Corp. ............................          1,980         127,215
Exxon Corp. ............................            500          35,281
Mobil Corp. ............................            300          26,400
Royal Dutch Petroleum Co. GDR ..........            400          20,800
Texaco, Inc. ...........................            500          28,375
Unocal Corp. ...........................            300          11,044
                                                          -------------
                                                                353,996
                                                          -------------
FINANCE -- 9.9%
BANKS -- 4.4%
Bank of New York Co., Inc. .............          2,210          79,422
Bank One Corp. .........................          1,500          82,594
BankAmerica Corp. ......................            900          63,562
Fifth Third Bancorp ....................            550          36,266
First Union Corp. ......................            900          48,094
Firstar Corp. ..........................          1,135         101,582
MBNA Corp. .............................          3,700          88,337
State Street Corp. .....................          1,500         123,281
Synovus Financial Corp. ................            200           4,088
U.S. Bancorp ...........................            700          23,844
FINANCIAL SERVICES -- 3.8%
AMBAC, Inc. ............................            400          21,600
American Express Co. ...................            545          64,037
Charles Schwab Corp. ...................            400          38,450
CIT Group, Inc., Class A ...............            600          18,338
Citigroup, Inc. ........................          1,100          70,262
Dun & Bradstreet Corp. .................            200           7,125
Freddie Mac ............................          2,400         137,100
Fannie Mae .............................          1,400          96,950
Nationwide Financial Services, Inc.,
  Class A ..............................            600          25,200
Providian Financial Corp. ..............            100          11,000
SLM Holding Corp. ......................            100           4,175
Wells Fargo & Co. ......................          2,300          80,644
INSURANCE -- 1.7%
Aetna, Inc. ............................            700          58,100
American International Group, Inc.# ....          1,200         144,750
Equifax, Inc. ..........................            100           3,438
Hartford Life, Inc.,Class A ............            400          22,000
Progressive Corp. ......................            175          25,112
                                                          -------------
                                                              1,479,351
                                                          -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE -- 15.0%
DRUGS -- 9.8%
Abbott Laboratories, Inc. ..............          1,400   $      65,537
ALZA Corp.+ ............................            100           3,825
American Home Products Corp. ...........          2,900         189,225
Amgen, Inc.+ ...........................            500          37,437
Bristol-Myers Squibb Co. ...............          3,600         231,525
Centocor, Inc.+ ........................            765          28,305
Eli Lilly & Co. ........................          1,630         138,346
Merck & Co., Inc. ......................          2,800         224,525
Pfizer, Inc. ...........................          2,925         405,844
Sepracor, Inc.+ ........................            155          17,399
Warner-Lambert Co. .....................          1,700         112,519
HEALTH SERVICES -- 0.6%
HCR Manor Care, Inc.+ ..................            100           2,281
IMS Health, Inc. .......................          2,805          92,916
MEDICAL PRODUCTS -- 4.6%
Baxter International, Inc. .............            300          19,800
Becton Dickinson & Co. .................            200           7,663
Boston Scientific Corp.+ ...............            300          12,169
Cardinal Health, Inc., Class A .........            200          13,200
Guidant Corp. ..........................            980          59,290
Johnson & Johnson Co. ..................          1,900         178,006
Mckesson HBOC, Inc. ....................            800          52,800
Medtronic, Inc. ........................          2,430         174,352
Minimed, Inc.+ .........................            415          42,174
Owens Corning Co. ......................            100           3,181
Schering-Plough Corp. ..................          2,200         121,688
                                                          -------------
                                                              2,234,007
                                                          -------------
INDUSTRIAL & COMMERCIAL -- 4.2%
BUSINESS SERVICES -- 2.4%
Ecolab, Inc. ...........................          1,100          39,050
Exodus Communications, Inc.+ ...........            335          45,057
First Data Corp. .......................          2,000          85,500
Interpublic Group of Cos., Inc. ........            100           7,788
Outdoor Systems, Inc.+ .................          1,530          45,900
Paychex, Inc. ..........................            200           9,488
Service Corp. International ............          3,800          54,150
Solectron Corp.+ .......................            200           9,712
Waste Management, Inc. .................          1,500          66,562
ELECTRICAL EQUIPMENT -- 0.1%
Dover Corp. ............................            200           6,575
MACHINERY -- 0.0%
Danaher Corp. ..........................            100           5,225
MULTI-INDUSTRY -- 1.4%
Avery Dennison Corp. ...................            100           5,750
Minnesota Mining & Manufacturing Co. ...            300          21,225
Perkin-Elmer Corp. .....................            100           9,706
Sara Lee Corp. .........................            800          19,800
Tyco International Ltd. ................          2,035         146,012

----------------
86

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 0.3%
Southwest Airlines Co. .................          1,610   $      48,703
                                                          -------------
                                                                626,203
                                                          -------------
INFORMATION & ENTERTAINMENT -- 8.7%
BROADCASTING & MEDIA -- 7.5%
Belo A H Corp. .........................          2,400          43,800
Cablevision Systems Corp., Class A+ ....          1,290          95,621
CBS Corp.+ .............................          2,100          85,969
Central Newspapers, Inc., Class A ......          1,000          31,125
Chancellor Media Corp.+ ................            900          42,413
Cox Communications, Inc., Class A+ .....            485          36,678
DoubleClick, Inc.+ .....................            285          51,888
Infinity Broadcasting Corp., Class
  A+ ...................................          1,900          48,925
Jacor Communications, Inc.+ ............            500          38,000
Lamar Advertising Co.+ .................            665          22,568
MediaOne Group, Inc.+ ..................          1,995         126,682
New York Times Co., Class A ............            900          25,650
Omnicom Group, Inc. ....................            200          15,988
Time Warner, Inc. ......................          4,045         287,448
Times Mirror Co., Series A .............            100           5,406
Tribune Co. ............................            300          19,631
United International Holdings, Inc.+ ...          1,065          46,328
USA Networks, Inc.+ ....................            255           9,132
Valassis Communications, Inc.+ .........          1,600          82,800
ENTERTAINMENT PRODUCTS -- 0.3%
Hasbro, Inc. ...........................          1,650          47,747
LEISURE & TOURISM -- 0.9%
Disney (Walt) Co. ......................            800          24,900
Galileo International, Inc. ............            700          33,863
Marriott International, Inc., Class
  A ....................................          1,300          43,712
McDonald's Corp. .......................            400          18,125
Tricon Global Restaurants, Inc.+ .......            200          14,050
                                                          -------------
                                                              1,298,449
                                                          -------------
INFORMATION TECHNOLOGY -- 31.4%
COMMUNICATION EQUIPMENT -- 3.6%
AirTouch Communications, Inc.+ .........            500          48,312
Ascend Communications, Inc.+ ...........            200          16,738
General Instrument Corp.+ ..............            200           6,063
Lucent Technologies, Inc. ..............          1,500         161,625
Nokia Corp., Class A ADR ...............          1,800         280,350
Tellabs, Inc.+ .........................            200          19,550
COMPUTERS & BUSINESS EQUIPMENT -- 7.4%
Automatic Data Processing, Inc. ........            600          24,825
Cisco Systems, Inc.+ ...................          4,125         451,945
Dell Computer Corp.+ ...................          2,300          94,013
EMC Corp.+ .............................          1,600         204,400
Gateway 2000, Inc.+ ....................            100           6,856
International Business Machines
  Corp. ................................          1,300         230,425
Pitney Bowes, Inc. .....................            300          19,125
Tandy Corp. ............................          1,200          76,575

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 6.4%
Conexant Systems, Inc.+ ................          1,700   $      47,069
General Electric Co. ...................          4,500         497,812
Intel Corp. ............................          2,200         262,075
Maxim Integrated Products, Inc.+ .......            475          25,709
Pittway Corp., Class A .................          1,080          28,620
QUALCOMM, Inc.+ ........................            100          12,438
Texas Instruments, Inc. ................            440          43,670
Vitesse Semiconductor Corp.+ ...........            745          37,716
SOFTWARE -- 10.2%
America Online, Inc.+ ..................          2,065         301,490
At Home Corp., Series A+ ...............            175          27,562
BMC Software, Inc.+ ....................            200           7,413
CIBER, Inc.+ ...........................             95           1,823
Computer Associates International,
  Inc. .................................            500          17,781
Compuware Corp.+ .......................            400           9,550
Excite, Inc.+ ..........................            980         137,200
Inktomi Corp.+ .........................            240          20,580
Microsoft Corp.+ .......................          8,350         748,369
Oracle Corp.+ ..........................          1,350          35,606
Parametric Technology Corp.+ ...........            300           5,925
PeopleSoft, Inc.+ ......................            300           4,388
Sapient Corp.+ .........................            665          47,464
Sterling Commerce, Inc.+ ...............            800          24,600
Sun Microsystems, Inc.+ ................          1,000         124,937
TELECOMMUNICATIONS -- 3.8%
Ameritech Corp. ........................          1,000          57,875
Comcast Corp., Class A .................          2,500         157,344
Corning, Inc. ..........................            200          12,000
Gannett Co., Inc. ......................            600          37,800
Level 3 Communications, Inc.+ ..........          2,075         151,086
Northern Telecom Ltd. ..................            600          37,275
Sprint Corp. ...........................          1,460          64,696
Verisign, Inc.+ ........................            340          52,360
                                                          -------------
                                                              4,681,035
                                                          -------------
MATERIALS -- 0.4%
CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours & Co. ........            500          29,031
Monsanto Co. ...........................            630          28,941
METALS & MINERALS -- 0.0%
Freeport-McMoRan Copper & Gold, Inc.,
  Class B ..............................            100           1,087
Sealed Air Corp.+ ......................            100           4,919
                                                          -------------
                                                                 63,978
                                                          -------------
UTILITIES -- 6.7%
ELECTRIC UTILITIES -- 0.6%
AES Corp.+ .............................          2,600          96,850
TELEPHONE -- 6.1%
AT&T Corp. .............................          1,625         129,695
AT&T Corp. -- Liberty Media Group, Class
  A ....................................          6,114         321,749

----------------
88

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
Bell Atlantic Corp. ....................            400   $      20,675
MCI WorldCom, Inc.+ ....................          3,370         298,456
SBC Communications, Inc. ...............          1,700          80,112
Telecom Italia SpA ADR .................              5             522
Telecom Italia SpA .....................          5,518          58,709
                                                          -------------
                                                              1,006,768
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
  $13,292,425)..........................                     14,276,921
                                                          -------------

                                            PRINCIPAL
SHORT-TERM SECURITIES -- 2.2%                AMOUNT
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 2.2%
Federal Home Loan Mortgage Corp. 4.82%
  due 04/01/99@.........................  $     300,000         300,000
United States Treasury Bills 4.40% due
  05/20/99@.............................         30,000          29,820
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
  $329,820).............................                        329,820
                                                          -------------


REPURCHASE AGREEMENT -- 0.7%
-----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
Agreement with State Street Bank & Trust
  Co., bearing interest at 4.00% dated
  03/31/99 to be repurchased 04/01/99 in
  the amount of $104,012 and
  collateralized by $105,000 of U.S.
  Treasury Bonds, bearing interest at
  6.25% due 08/15/23 and having an
  approximate aggregate value of
  $110,250
  (cost $104,000).......................        104,000         104,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $13,726,245)                       98.6%            14,710,741
Other assets less liabilities --            1.4                205,418
                                         ------            -----------
NET ASSETS --                             100.0%           $14,916,159
                                         ------            -----------
                                         ------            -----------

-------------

+   Non-income producing security

#  Security represents an investment in an affiliated company, see Note 9

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                               VALUE AS OF
NUMBER OF                            EXPIRATION   VALUE AT      MARCH 31,     UNREALIZED
CONTRACTS  DESCRIPTION                  DATE     TRADE DATE       1999       DEPRECIATION
------------------------------------------------------------------------------------------
 2 Long    Standard & Poors 500
           Index                     June 1999    $ 131,990     $ 129,330      $  (2,660)
                                                                                  ------
                                                                                  ------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST LARGE CAP
COMPOSITE PORTFOLIO                       INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 95.7%                        SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.7%
APPAREL & TEXTILES -- 0.1%
Fruit Of The Loom Ltd. .................            100   $       1,037
Nike, Inc., Class B ....................            100           5,769

AUTOMOTIVE -- 0.8%
Dana Corp. .............................            100           3,800
Ford Motor Co. .........................            500          28,375
General Motors Corp. ...................            550          47,781
Goodrich (B.F.) Co. ....................            100           3,431
Goodyear Tire & Rubber Co. .............            100           4,981
PACCAR, Inc. ...........................            100           4,119
Tenneco, Inc. ..........................            100           2,794
TRW, Inc. ..............................            100           4,550

HOUSING -- 0.5%
Black & Decker Corp. ...................            100           5,544
Fortune Brands, Inc. ...................            100           3,869
Grainger (W. W.), Inc. .................            100           4,306
Lowe's Companies, Inc. .................            200          12,100
Masco Corp. ............................          1,000          28,250
Maytag Corp. ...........................            100           6,037

RETAIL -- 6.3%
Albertsons, Inc. .......................            200          10,862
American Stores Co. ....................            100           3,300
Circuit City Stores, Inc. ..............            100           7,662
Costco Cos., Inc.+ .....................            100           9,156
CVS Corp. ..............................            500          23,750
Dayton Hudson Corp. ....................          1,200          79,950
Dollar General Corp. ...................            100           3,400
Federated Department Stores, Inc.+ .....            100           4,013
Fred Meyer, Inc.+ ......................            600          35,325
Gap, Inc. ..............................            800          53,850
Home Depot, Inc. .......................          1,800         112,050
Kmart Corp. + ..........................            300           5,044
Kohl's Corp.+ ..........................            100           7,087
Koninklijke Ahold NV ...................            200           7,677
Kroger Co.+ ............................            200          11,975
Limited, Inc. ..........................            100           3,963
May Department Stores Co. ..............            150           5,869
Nordstrom, Inc. ........................            100           4,088
Penney (J.C.), Inc. ....................            100           4,050
Rite Aid Corp. .........................            400          10,000
Safeway, Inc.+ .........................          1,200          61,575
Saks, Inc.+ ............................            600          15,600
Sears, Roebuck & Co. ...................            100           4,519
Staples, Inc.+ .........................            300           9,862
TAG Heuer International SA ADR+ ........            800           6,700
TAG Heuer International SA+ ............            100           8,466

----------------
90

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
TJX Cos., Inc. .........................            200   $       6,800
Toys R Us, Inc. + ......................            200           3,763
Wal-Mart Stores, Inc. ..................          2,200         202,812
Walgreen Co. ...........................            600          16,950
Winn Dixie Stores, Inc. ................            100           3,738
                                                          -------------
                                                                910,599
                                                          -------------

CONSUMER STAPLES -- 5.6%
FOOD, BEVERAGE & TOBACCO -- 3.9%
Anheuser-Busch Cos., Inc. ..............          1,200          91,425
Archer-Daniels-Midland Co. .............            200           2,938
Bestfoods ..............................            200           9,400
Campbell Soup Co. ......................            200           8,137
Coca-Cola Co. ..........................          1,400          85,925
Coca-Cola Enterprises, Inc. ............            200           6,050
Compass Group PLC ......................            600           6,946
ConAgra, Inc. ..........................            200           5,113
General Mills, Inc. ....................            100           7,556
H.J. Heinz & Co. .......................            200           9,475
Hershey Foods Corp. ....................            100           5,600
Kellogg Co. ............................            200           6,762
PepsiCo, Inc. ..........................          1,400          54,862
Philip Morris Companies, Inc. ..........          3,200         112,600
Pioneer Hi-Bred International, Inc. ....            100           3,763
Ralston-Ralston Purina Group ...........            100           2,669
RJR Nabisco Holdings Corp. .............            200           5,000
Seagram Co., Ltd. ......................            200          10,000
Sysco Corp. ............................            200           5,262
Unilever NV ............................            300          19,931
UST, Inc. ..............................            100           2,613

HOUSEHOLD PRODUCTS -- 1.7%
Alberto Culver Co. .....................            200           4,675
Avon Products, Inc. ....................            200           9,413
Colgate-Palmolive Co. ..................            200          18,400
Fort James Corp. .......................            100           3,169
Gillette Co. ...........................            800          47,550
Kimberly-Clark Corp. ...................            600          28,762
Newell Rubbermaid Inc. .................            179           8,494
Procter & Gamble Co. ...................            800          78,350
                                                          -------------
                                                                660,840
                                                          -------------

ENERGY -- 5.8%
ENERGY SERVICES -- 1.2%
Baker Hughes, Inc. .....................            200           4,863
Halliburton Co. ........................          2,450          94,325
Schlumberger Ltd. ......................            600          36,112
USX-Marathon Group, Inc. ...............            200           5,500

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 4.6%
Amerada Hess Corp. .....................            100   $       5,031
Atlantic Richfield Co. .................            100           7,300
Burlington Resources, Inc. .............            100           3,994
Chevron Corp. ..........................            600          53,062
Enron Corp. ............................            800          51,400
Exxon Corp. ............................          1,200          84,675
Mobil Corp. ............................          1,450         127,600
Occidental Petroleum Corp. .............            200           3,600
Phillips Petroleum Co. .................            200           9,450
Royal Dutch Petroleum Co. GDR ..........          3,350         174,200
Texaco, Inc. ...........................            300          17,025
Union Pacific Resources Group, Inc. ....            200           2,375
Unocal Corp. ...........................            200           7,363
                                                          -------------
                                                                687,875
                                                          -------------

FINANCE -- 17.6%
BANKS -- 5.7%
AmSouth Bancorp. .......................            100           4,550
Bank of New York Co., Inc. .............          1,900          68,281
Bank One Corp. .........................          1,800          99,112
BankAmerica Corp. ......................          1,300          91,812
BankBoston Corp. .......................            100           4,331
BB&T Corp. .............................            100           3,619
Chase Manhattan Corp. ..................          1,200          97,575
Comerica, Inc. .........................            100           6,244
Fifth Third Bancorp ....................            100           6,594
First Union Corp. ......................            700          37,406
Firstar Corp. ..........................            100           8,950
Huntington Bancshares, Inc. ............            100           3,094
MBNA Corp. .............................            400           9,550
Mellon Bank Corp. ......................            900          63,337
Mercantile Bancorp, Inc. ...............            100           4,750
National City Corp. ....................            200          13,275
Northern Trust Corp. ...................            100           8,881
PNC Bank Corp. .........................            200          11,112
Regions Financial Corp. ................            100           3,463
Republic New York Corp. ................            100           4,613
Southtrust Corp. .......................            100           3,731
St. Paul Cos., Inc. ....................            200           6,213
SunTrust Banks, Inc. ...................            200          12,450
Synovus Financial Corp. ................            100           2,044
U.S. Bancorp ...........................          2,350          80,047
UBS AG + ...............................             20           6,299
Union Planters Corp. ...................            100           4,394
Wachovia Corp. .........................            100           8,119

FINANCIAL SERVICES -- 9.0%
AMBAC, Inc. ............................            200          10,800
American Express Co. ...................          1,000         117,500
American General Corp. .................            100           7,050
Associates First Capital Corp., Class
  A ....................................          1,000          45,000

----------------
92

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Bear Stearns Companies, Inc. ...........            105   $       4,692
Capital One Financial Corp. ............            500          75,500
Case Corp. .............................            100           2,538
Charles Schwab Corp. ...................            200          19,225
Citigroup, Inc. ........................          2,600         166,075
Countrywide Credit Industries, Inc. ....            100           3,750
Dun & Bradstreet Corp. .................            100           3,563
Federal Home Loan Mortgage Corp. .......          2,850         162,806
Federal National Mortgage
  Association ..........................          2,000         138,500
Fleet Financial Group, Inc. ............            200           7,525
Household International, Inc. ..........            300          13,687
HSBC Holdings PLC+ .....................            200           6,271
KeyCorp. ...............................            300           9,094
Lehman Brothers Holdings, Inc. .........            100           5,975
Merrill Lynch & Co., Inc. ..............            700          61,906
Morgan (J.P.) & Co., Inc. ..............            100          12,337
Morgan Stanley, Dean Witter & Co. ......            900          89,944
Providian Financial Corp. ..............            100          11,000
SLM Holding Corp. ......................            100           4,175
Washington Mutual, Inc. ................            300          12,263
Wells Fargo & Co. ......................          2,300          80,644

INSURANCE -- 2.9%
Ace Ltd. ...............................          1,000          31,187
Aetna, Inc. ............................            400          33,200
Allstate Corp. .........................            400          14,825
American International Group, Inc.# ....            600          72,375
Aon Corp. ..............................            100           6,325
Chubb Corp. ............................            100           5,856
CIGNA Corp. ............................            100           8,381
Cinergy Corp. ..........................            100           2,750
Conseco, Inc. ..........................            200           6,175
Equifax, Inc. ..........................            100           3,437
Fairfax Financial Holdings Ltd.+ .......             80          23,319
Franklin Resources, Inc. ...............            100           2,813
Jefferson Pilot Corp. ..................            100           6,775
Marsh & McLennan Cos., Inc. ............            100           7,419
MGIC Investment Corp. ..................            100           3,506
Mutual Risk Management Ltd. ............            700          26,775
PartnerRe Ltd. .........................            600          24,300
Provident Companies, Inc. ..............            100           3,456
SAFECO Corp. ...........................            100           4,044
The Hartford Financial Services Group,
  Inc. .................................            100           5,681
Torchmark, Inc. ........................            100           3,163
Travelers Property Casualty Corp., Class
  A ....................................            400          14,300
UNUM Corp. .............................            700          33,294
                                                          -------------
                                                              2,089,022
                                                          -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
HEALTHCARE -- 13.1%
DRUGS -- 9.1%
Abbott Laboratories, Inc. ..............            700   $      32,769
ALZA Corp.+ ............................            100           3,825
American Home Products Corp. ...........          1,100          71,775
Amgen, Inc.+ ...........................            700          52,412
Biogen, Inc.+ ..........................            850          97,166
Bristol-Myers Squibb Co. ...............          1,900         122,194
Eli Lilly & Co. ........................            800          67,900
Genentech, Inc.+ .......................            300          26,587
Genzyme Corp.+ .........................          1,000          50,437
Merck & Co., Inc. ......................          2,600         208,487
Novartis AG ............................              8          13,010
Pfizer, Inc. ...........................          1,600         222,000
Pharmacia & Upjohn, Inc. ...............            300          18,713
Warner-Lambert Co. .....................          1,400          92,662

HEALTH SERVICES -- 0.7%
Columbia/HCA Healthcare Corp. ..........            400           7,575
Gehe AG ................................            200           9,126
HEALTHSOUTH Corp.+ .....................          1,100          11,412
IMS Health, Inc. .......................            100           3,313
Tenet Healthcare Corp.+ ................            200           3,788
United HealthCare Corp. ................            900          47,362

MEDICAL PRODUCTS -- 3.3%
Bausch & Lomb, Inc. ....................            100           6,500
Baxter International, Inc. .............            100           6,600
Becton Dickinson & Co. .................            100           3,831
Biomet, Inc. ...........................            100           4,194
Boston Scientific Corp.+ ...............            200           8,113
Cardinal Health, Inc., Class A .........            100           6,600
Guidant Corp. ..........................            400          24,200
Johnson & Johnson Co. ..................          1,900         178,006
Mckesson HBOC, Inc. ....................            300          19,800
Medtronic, Inc. ........................            300          21,525
Roche Holdings AG ......................              2          24,451
Schering-Plough Corp. ..................          1,500          82,969
                                                          -------------
                                                              1,549,302
                                                          -------------

INDUSTRIAL & COMMERCIAL -- 6.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
AlliedSignal, Inc. .....................          1,200          59,025
Boeing Co. .............................            500          17,062
General Dynamics Corp. .................            100           6,425
Lockheed Martin Corp. ..................            200           7,538
Raytheon Co., Class B ..................            200          11,725
Rockwell International Corp. ...........            100           4,244

BUSINESS SERVICES -- 1.8%
Browning-Ferris Industries, Inc. .......            100           3,856
Cendant Corp.+ .........................            400           6,300
Ecolab, Inc. ...........................            100           3,550
Electronic Data Systems Corp. ..........            200           9,738

----------------
94

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
FDX Corp.+ .............................            100   $       9,281
First Data Corp. .......................            600          25,650
Gartner Group, Inc., Class A+ ..........            600          13,537
Ikon Office Solutions, Inc. ............            100           1,281
Interpublic Group of Companies, Inc. ...            100           7,788
Owens-Illinois, Inc.+ ..................            100           2,500
Paychex, Inc. ..........................            100           4,744
R.R. Donnelley & Sons Co. ..............            100           3,219
Randstad Holdings NV ...................            200           8,996
Rentokil Initial PLC ...................          2,200          13,497
Service Corp. International ............            200           2,850
Solectron Corp.+ .......................            400          19,425
Waste Management, Inc. .................          1,200          53,250
Wolters Kluwer NV+ .....................            100          18,165

ELECTRICAL EQUIPMENT -- 0.1%
Dover Corp. ............................            100           3,288
Emerson Electric Co. ...................            200          10,587

MACHINERY -- 0.9%
Applied Materials, Inc.+ ...............            200          12,337
Caterpillar, Inc. ......................            200           9,187
Cooper Industries, Inc. ................            100           4,263
Danaher Corp. ..........................            800          41,800
Deere & Co. ............................            200           7,725
Illinois Tool Works, Inc. ..............            100           6,187
Ingersoll-Rand Co. .....................            100           4,963
United Technologies Corp. ..............            100          13,544

MULTI-INDUSTRY -- 2.1%
Avery Dennison Corp. ...................            100           5,750
Hutchison Whampoa Ltd. .................          3,000          23,614
Minnesota Mining & Manufacturing Co. ...            200          14,150
Sara Lee Corp. .........................          1,200          29,700
Teleflex, Inc. .........................            500          17,031
Textron, Inc. ..........................            100           7,738
Tomkins PLC ............................          7,700          28,344
Tyco International Ltd. ................          1,700         121,975

TRANSPORTATION -- 0.3%
AMR Corp.+ .............................            100           5,856
Burlington Northern Santa Fe Corp. .....            300           9,862
CSX Corp. ..............................            100           3,894
Delta Air Lines, Inc. ..................            100           6,950
Norfolk Southern Corp. .................            100           2,638
Southwest Airlines Co. .................            200           6,050
Union Pacific Corp. ....................            100           5,344
                                                          -------------
                                                                716,423
                                                          -------------

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 7.2%
BROADCASTING & MEDIA -- 5.2%
CBS Corp.+ .............................          3,050   $     124,859
Clear Channel Communications, Inc.+ ....          1,450          97,241
Cox Communications, Inc, Class A+ ......            200          15,125
Fox Entertainment Group, Inc., Class
  A+ ...................................            900          24,412
Infinity Broadcasting Corp., Class A ...            800          20,600
Knight-Ridder, Inc. ....................            100           5,000
Loews Corp. ............................            100           7,462
MediaOne Group, Inc.+ ..................          1,300          82,550
New York Times Co., Class A ............            100           2,850
Omnicom Group, Inc. ....................            600          47,962
Placer Dome, Inc. ......................            200           2,238
Time Warner, Inc. ......................          1,750         124,359
Tribune Co. ............................            400          26,175
VNU NV .................................            500          19,517
Viacom, Inc., Class B+ .................            100           8,394

ENTERTAINMENT PRODUCTS -- 0.2%
Eastman Kodak Co. ......................            100           6,388
Hasbro, Inc. ...........................            600          17,362
Mattel, Inc. ...........................            100           2,488
Polaroid Corp. .........................            100           2,006

LEISURE & TOURISM -- 1.8%
Carnival Corp, Class A .................            500          24,281
Disney (Walt) Co. ......................          1,100          34,238
Marriott International, Inc., Class
  A ....................................            200           6,725
McDonald's Corp. .......................          2,500         113,281
Mirage Resorts, Inc.+ ..................          1,000          21,250
Tricon Global Restaurants, Inc.+ .......            100           7,025
Wendy's International, Inc. ............            100           2,844
                                                          -------------
                                                                846,632
                                                          -------------

INFORMATION TECHNOLOGY -- 23.0%
COMMUNICATION EQUIPMENT -- 1.4%
3Com Corp. + ...........................            200           4,662
Andrew Corp.+ ..........................            100           1,231
Ascend Communications, Inc.+ ...........            400          33,475
Cabletron Systems, Inc.+ ...............            100             819
General Instrument Corp.+ ..............            100           3,031
Lucent Technologies, Inc. ..............          1,000         107,750
Tellabs, Inc.+ .........................            100           9,775
Unisys Corp.+ ..........................            100           2,769

COMPUTERS & BUSINESS EQUIPMENT -- 7.1%
Apple Computer, Inc.+ ..................            100           3,594
Automatic Data Processing, Inc. ........            800          33,100
Cisco Systems, Inc.+ ...................          1,800         197,212
Compaq Computer Corp. ..................            800          25,350
Computer Sciences Corp.+ ...............            100           5,519
Dell Computer Corp.+ ...................          2,600         106,275
EMC Corp.+ .............................          1,150         146,913
Gateway 2000, Inc.+ ....................            100           6,856

----------------
96

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS
  EQUIPMENT (CONTINUED)
Hewlett-Packard Co. ....................            900   $      61,031
Honeywell, Inc. ........................            600          45,488
International Business Machines
  Corp. ................................            950         168,387
Micron Technology, Inc.+ ...............            100           4,825
Pitney Bowes, Inc. .....................            100           6,375
Seagate Technology, Inc.+ ..............            100           2,956
Silicon Graphics, Inc.+ ................            100           1,669
Tandy Corp. ............................            100           6,381
Xerox Corp. ............................            300          16,013

ELECTRONICS -- 6.8%
Altera Corp.+ ..........................            300          17,850
AMP, Inc. ..............................            100           5,369
Eaton Corp. ............................            100           7,150
General Electric Co. ...................          3,150         348,469
Getronics NV+ ..........................            300          11,093
Intel Corp. ............................          1,800         214,425
LSI Logic Corp.+ .......................            100           3,119
Maxim Integrated Products, Inc.+ .......            600          32,475
Motorola, Inc. .........................          1,000          73,250
National Semiconductor Corp.+ ..........            100             931
Scientific-Atlanta, Inc. ...............            100           2,725
Texas Instruments, Inc. ................            900          89,325

SOFTWARE -- 5.9%
America Online, Inc.+ ..................            600          87,600
BMC Software, Inc. .....................            900          33,356
Ceridian Corp.+ ........................            200           7,313
Computer Associates International,
  Inc. .................................            300          10,669
Compuware Corp.+ .......................            800          19,100
Microsoft Corp.+ .......................          4,700         421,237
Networks Associates, Inc.+ .............            700          21,481
Novell, Inc.+ ..........................            200           5,038
Oracle Corp.+ ..........................            700          18,463
Parametric Technology Corp.+ ...........          1,900          37,525
PeopleSoft, Inc.+ ......................            200           2,925
Sterling Commerce, Inc.+ ...............            300           9,225
Sun Microsystems, Inc.+ ................            200          24,987
The Learning Co., Inc.+ ................            300           8,700

TELECOMMUNICATIONS -- 1.8%
AirTouch Communications, Inc.+ .........            500          48,312
Ameritech Corp. ........................            500          28,937
Comcast Corp, Class A ..................            200          12,588
Corning, Inc. ..........................            400          24,000
Frontier Corp. .........................            100           5,188
Gannett Co., Inc. ......................            200          12,600
Nextel Communications, Inc., Class
  A+ ...................................            200           7,325
Northern Telecom Ltd. ..................            300          18,637
Qwest Communications International,
  Inc.+ ................................            200          14,419
Sprint Corp. ...........................            200          19,625
Sprint (PCS) Corp.+ ....................            200           8,862

                                                                ----------------

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
U.S. West, Inc. ........................            200   $      11,013
                                                          -------------
                                                              2,726,762
                                                          -------------

MATERIALS -- 1.6%
CHEMICALS -- 0.7%
Air Products & Chemicals, Inc. .........            100           3,425
Dow Chemical Co. .......................            100           9,319
du Pont (E.I.) de Nemours & Co. ........            500          29,031
Eastman Chemical Co. ...................            100           4,206
Monsanto Co. ...........................            300          13,781
Morton International, Inc. .............            100           3,675
PPG Industries, Inc. ...................            100           5,125
Rohm & Haas Co. ........................            100           3,356
Sherwin Williams Co. ...................            100           2,813
Sigma-Aldrich Corp. ....................            100           2,925
Union Carbide Corp. ....................            100           4,519

FOREST PRODUCTS -- 0.6%
Champion International Corp. ...........            100           4,106
Georgia-Pacific Corp. ..................            750          55,687
International Paper Co. ................            200           8,438
Louisiana-Pacific Corp. ................            100           1,863
Mead Corp. .............................            100           3,075
Weyerhaeuser Co. .......................            100           5,550

METALS & MINERALS -- 0.3%
Alcan Aluminium Ltd. ...................            100           2,581
Alcoa, Inc. ............................            200           8,237
Allegheny Teldyne, Inc. ................            100           1,894
Barrick Gold Corp.+ ....................            200           3,413
Bethlehem Steel Corp.+ .................            100             825
Crown, Cork & Seal Co., Inc. ...........            100           2,856
Cyprus Amax Minerals Co. ...............            100           1,213
Inco Ltd. ..............................            100           1,331
Newmont Mining Corp. ...................            100           1,750
Phelps Dodge Corp. .....................            100           4,925
Raychem Corp. ..........................            100           2,256
USX-US Steel Group, Inc. ...............            100           2,350
                                                          -------------
                                                                194,525
                                                          -------------

REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.1%
Security Capital US Realty+ ............          1,600          12,560

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Crescent Real Estate Equities Co. ......            500          10,750
Starwood Hotels & Resorts Worldwide,
  Inc. .................................            800          22,850
                                                          -------------
                                                                 46,160
                                                          -------------

----------------
98

COMMON STOCK (CONTINUED)                     SHARES           VALUE
-----------------------------------------------------------------------
UTILITIES -- 7.6%
ELECTRIC UTILITIES -- 1.2%
AES Corp.+ .............................            100   $       3,725
Ameren Corp. ...........................            100           3,619
American Electric Power Co., Inc. ......            100           3,969
Carolina Power & Light Co. .............            100           3,781
Central & South West Corp. .............            100           2,344
Consolidated Edison, Inc. ..............            100           4,531
Dominion Resources, Inc. ...............            100           3,694
DTE Energy Co. .........................            100           3,844
Duke Energy Corp. ......................            200          10,925
Edison International ...................            100           2,225
Entergy Corp. ..........................            100           2,750
FirstEnergy Corp. ......................            200           5,587
FPL Group, Inc. ........................            100           5,325
GPU, Inc. ..............................            100           3,731
Pacific Gas & Electric Corp. ...........            200           6,212
PacifiCorp .............................            200           3,450
PECO Energy Co. ........................            900          41,625
Public Service Enterprise Group,
  Inc. .................................            100           3,819
Sempra Energy ..........................            100           1,919
Southern Co. ...........................            400           9,325
Texas Utilities Co. ....................            100           4,169
Unicom Corp. ...........................            200           7,312

GAS & PIPELINE UTILITIES -- 0.1%
Coastal Corp. ..........................            100           3,300
Consolidated Natural Gas Co. ...........            100           4,869
Reliant Energy, Inc. ...................            100           2,606
Williams Companies, Inc. ...............            200           7,900

TELEPHONE -- 6.3%
Alltel Corp. ...........................            200          12,475
AT&T Corp. .............................          1,905         152,043
Bell Atlantic Corp. ....................          1,750          90,453
BellSouth Corp. ........................            900          36,056
Century Telephone Enterprises, Inc. ....            100           7,025
GTE Corp. ..............................            700          42,350
MCI WorldCom, Inc.+ ....................          2,850         252,403
SBC Communications, Inc. ...............          2,300         108,388
Telecom Italia SpA .....................          2,600          27,663
Telecomunicacoes de Brasileiras ........            200          16,125
                                                          -------------
                                                                901,537
                                                          -------------
TOTAL COMMON STOCK (cost $10,857,877)...                     11,329,677
                                                          -------------


                                            PRINCIPAL
BONDS & NOTES -- 0.5%                        AMOUNT
-----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.5%
U.S. GOVERNMENT & AGENCIES -- 0.5%
United States Treasury Bonds 5.25% 2029
  (cost $57,199) .......................  $      60,000          56,719
                                                          -------------
TOTAL INVESTMENT SECURITIES (cost
  $10,915,076)..........................                     11,386,396
                                                          -------------

                                                                ----------------

                                            PRINCIPAL
SHORT-TERM SECURITIES -- 1.4%                AMOUNT           VALUE
-----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.1%
Ciesco L.P. 4.81% due 4/19/99 (cost
  $134,675).............................  $     135,000   $     134,675
                                                          -------------

U.S. GOVERNMENT & AGENCIES -- 0.3%
United States Treasury Bills 4.40% due
  5/20/99 (cost $29,820)@...............         30,000          29,820
                                                          -------------
TOTAL SHORT-TERM SECURITIES (cost
  $164,495).............................                        164,495
                                                          -------------

REPURCHASE AGREEMENTS -- 1.4%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.4%
Agreement with State Street Bank & Trust
  Co., bearing interest at 4.00% dated
  03/31/99 to be repurchased 04/01/99 in
  the amount of $114,013 and
  collateralized by $110,000 of U.S.
  Treasury Bonds, bearing interest at
  6.375% due 08/15/27 and having an
  approximate aggregate value of
  $118,663@.............................        114,000         114,000

State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  3)....................................         48,000          48,000
                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost
  $162,000).............................                        162,000
                                                          -------------

TOTAL INVESTMENTS --
  (cost $11,241,571)                             99.0%         11,712,891
Other assets less liabilities --                  1.0             120,908
                                                -----       -------------
NET ASSETS --                                   100.0%      $  11,833,799
                                                -----       -------------
                                                -----       -------------

+   Non-income producing security

#  Security represents an investment in an affiliated company, see Note 9

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS

---------------------------------------------------------------------------------
                                                         VALUE AS OF
NUMBER OF                        EXPIRATION  VALUE AT     MARCH 31,   UNREALIZED
CONTRACTS  DESCRIPTION             DATE     TRADE DATE      1999      DEPRECIATION
---------------------------------------------------------------------------------
           Standard & Poors 500
 2 Long      Index               June 1999   $ 131,988    $ 129,330    $  (2,658)
                                                                      -----------
                                                                      -----------

See Notes to Financial Statements

----------------
100

----------------

  SEASONS SERIES TRUST
  LARGE CAP VALUE PORTFOLIO               INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 96.5%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.6%
APPAREL & TEXTILES -- 0.2%
Fruit Of The Loom, Ltd. ..............................            100   $       1,038
Liz Claiborne, Inc. ..................................            100           3,262
Nike, Inc., Class B...................................            200          11,537
V.F. Corp. ...........................................            100           4,719

AUTOMOTIVE -- 3.0%
AutoZone, Inc.+ ......................................            100           3,038
Cummins Engine Co., Inc. .............................            100           3,556
Dana Corp. ...........................................            200           7,600
Ford Motor Co. .......................................          2,000         113,500
General Motors Corp. .................................          1,900         165,062
Genuine Parts Co. ....................................          1,400          40,337
Goodrich (B.F.) Co. ..................................            100           3,431
Goodyear Tire & Rubber Co. ...........................            200           9,963
Navistar International Corp., Inc.+ ..................            100           4,019
PACCAR, Inc. .........................................            100           4,119
Pep Boys-Manny, Moe & Jack............................            100           1,525
Ryder System, Inc. ...................................            700          19,337
Tenneco, Inc. ........................................            200           5,588
TRW, Inc. ............................................            600          27,300

HOUSING -- 1.2%
Black & Decker Corp. .................................            100           5,544
Briggs & Stratton Corp. ..............................            100           4,931
Centex Corp. .........................................            100           3,338
Fortune Brands, Inc. .................................          1,300          50,294
Grainger (W. W.), Inc. ...............................            100           4,306
Lowe's Companies, Inc. ...............................            300          18,150
Masco Corp. ..........................................            400          11,300
Maytag Corp. .........................................            100           6,038
Stanley Works.........................................            700          17,937
Whirlpool Corp. ......................................            700          38,062

RETAIL -- 2.2%
Albertsons, Inc. .....................................            200          10,863
American Stores Co. ..................................            300           9,900
Circuit City Stores, Inc. ............................            100           7,663
Consolidated Stores Corp.+ ...........................            100           3,031
Costco Cos., Inc.+ ...................................            200          18,312
Dillards, Inc. .......................................            100           2,538
Federated Department Stores, Inc.+ ...................            200           8,025
Fred Meyer, Inc.+ ....................................            200          11,775
Harcourt General, Inc. ...............................            100           4,431
Kmart Corp.+ .........................................            500           8,406
Limited, Inc. ........................................            300          11,887
May Department Stores Co. ............................          2,500          97,812
Nordstrom, Inc. ......................................            200           8,175
Penney (J.C.), Inc. ..................................          1,000          40,500

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Rite Aid Corp. .......................................            300   $       7,500
Sears, Roebuck & Co. .................................            400          18,075
The Sports Authority, Inc.+ ..........................            600           4,388
Toys R Us, Inc.+ .....................................          1,500          28,219
Winn Dixie Stores, Inc. ..............................            100           3,738
                                                                        -------------
                                                                              894,069
                                                                        -------------

CONSUMER STAPLES -- 6.3%
FOOD, BEVERAGE & TOBACCO -- 4.6%
Anheuser-Busch Cos., Inc. ............................          1,100          83,806
Archer-Daniels-Midland Co. ...........................            700          10,281
Brown-Forman Corp., Class B...........................            500          28,813
Campbell Soup Co. ....................................            500          20,344
ConAgra, Inc. ........................................            500          12,781
Corn Products International, Inc.+ ...................          1,000          23,938
Flowers Industries, Inc. .............................          1,200          29,550
General Mills, Inc. ..................................          1,000          75,562
H.J. Heinz & Co. .....................................            600          28,425
Kellogg Co. ..........................................          1,000          33,813
McCormick & Co., Inc. ................................          1,200          34,800
Philip Morris Cos., Inc. .............................          1,500          52,781
Pioneer Hi-Bred International, Inc. ..................            200           7,525
Quaker Oats Co. ......................................            800          50,050
RJR Nabisco Holdings Corp. ...........................          1,400          35,000
Seagram Co., Ltd. ....................................            400          20,000
SUPERVALU, Inc. ......................................            200           4,125
Universal Corp. ......................................          1,400          35,788
UST, Inc. ............................................          1,500          39,187

HOUSEHOLD PRODUCTS -- 1.7%
Fort James Corp. .....................................            800          25,350
International Flavors & Fragrances, Inc. .............          1,500          56,344
Kimberly-Clark Corp. .................................          2,200         105,462
Newell Rubbermaid, Inc. ..............................            558          26,489
Tupperware Corp. .....................................            700          12,600
                                                                        -------------
                                                                              852,814
                                                                        -------------

ENERGY -- 13.7%
ENERGY SERVICES -- 1.4%
Baker Hughes, Inc. ...................................          2,000          48,625
Halliburton Co. ......................................            400          15,400
Santa Fe International Corp. .........................            800          14,950
Schlumberger Ltd. ....................................            600          36,112
USX-Marathon Group, Inc. .............................          2,600          71,500

ENERGY SOURCES -- 12.3%
Amerada Hess Corp. ...................................          1,000          50,313
Anadarko Petroleum Corp. .............................            100           3,775
Apache Corp. .........................................            100           2,606
Atlantic Richfield Co. ...............................          1,400         102,200

----------------
102

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
BP Amoco PLC..........................................          1,600   $     161,500
Burlington Resources, Inc. ...........................          1,100          43,931
Chevron Corp. ........................................          1,500         132,656
Conoco, Inc., Class A ................................            200           4,913
Enron Corp. ..........................................            300          19,275
Equitable Resources, Inc. ............................          2,000          52,125
Exxon Corp. ..........................................          3,700         261,081
Kerr-McGee Corp. .....................................            100           3,281
Mobil Corp. ..........................................          1,500         132,000
Noble Drilling Corp.+ ................................            500           8,656
Occidental Petroleum Corp. ...........................            700          12,600
Phillips Petroleum Co. ...............................            800          37,800
Royal Dutch Petroleum Co. GDR ........................          3,200         166,400
Shell Transport & Trading Co. PLC.....................          2,600         105,625
Sonat, Inc. ..........................................            100           3,000
Sunoco, Inc. .........................................            100           3,606
Texaco, Inc. .........................................          2,200         124,850
Union Pacific Resources Group, Inc. ..................          5,900          70,063
Unocal Corp. .........................................          3,800         139,888
YPF Sociedad Anonima ADR..............................          1,300          41,031
                                                                        -------------
                                                                            1,869,762
                                                                        -------------

FINANCE -- 21.8%
BANKS -- 8.8%
AmSouth Bancorp. .....................................            100           4,550
Bank of New York Co., Inc. ...........................            800          28,750
Bank One Corp. .......................................          2,000         110,125
BankAmerica Corp. ....................................          2,300         162,437
BankBoston Corp. .....................................          1,500          64,969
BB&T Corp. ...........................................            300          10,856
Chase Manhattan Corp. ................................          1,900         154,494
Comerica, Inc. .......................................            200          12,488
Fifth Third Bancorp...................................            300          19,781
First Union Corp. ....................................          1,000          53,437
Golden West Financial Corp. ..........................            100           9,550
Huntington Bancshares, Inc. ..........................            300           9,281
Lincoln National Corp. ...............................            400          39,550
Mellon Bank Corp. ....................................          1,700         119,637
Mercantile Bancorp, Inc. .............................            100           4,750
Mercantile Bankshares Corp. ..........................          1,800          66,600
National City Corp. ..................................          2,600         172,575
Northern Trust Corp. .................................            100           8,881
PNC Bank Corp. .......................................            300          16,669
Regions Financial Corp. ..............................            200           6,925
Republic New York Corp. ..............................            100           4,613
Southtrust Corp. .....................................            100           3,731
St. Paul Cos., Inc. ..................................          1,800          55,912
Summit Bancorp. ......................................            200           7,800
SunTrust Banks, Inc. .................................            300          18,675
Union Planters Corp. .................................            200           8,788

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Wachovia Corp. .......................................            200   $      16,238

FINANCIAL SERVICES -- 9.5%
American General Corp. ...............................          1,000          70,500
Associates First Capital Corp., Class A...............          3,300         148,500
Bear Stearns Cos., Inc. ..............................            105           4,692
Capital One Financial Corp. ..........................            100          15,100
Case Corp. ...........................................            100           2,538
CIT Group, Inc., Class A..............................            500          15,281
Citigroup, Inc. ......................................          5,600         357,700
Countrywide Credit Industries, Inc. ..................            100           3,750
Dow Jones & Co., Inc. ................................            600          28,313
Dun & Bradstreet Corp. ...............................            800          28,500
Fannie Mae............................................          2,400         166,200
Fleet Financial Group, Inc. ..........................          1,500          56,438
H&R Block, Inc. ......................................            800          37,900
Heller Financial, Inc., Class A+ .....................            800          18,800
Household International, Inc. ........................          1,500          68,437
KeyCorp. .............................................            500          15,156
Lehman Brothers Holdings, Inc. .......................            100           5,975
Merrill Lynch & Co., Inc. ............................            400          35,375
Morgan (J.P.) & Co., Inc. ............................            700          86,362
Morgan Stanley, Dean Witter & Co. ....................            600          59,962
State Street Corp. ...................................            200          16,438
Washington Mutual, Inc. ..............................            600          24,525
Wells Fargo & Co. ....................................            900          31,556

INSURANCE -- 3.5%
Aetna, Inc. ..........................................            400          33,200
Allstate Corp. .......................................            800          29,650
Aon Corp. ............................................            100           6,325
Chubb Corp. ..........................................            700          40,994
CIGNA Corp. ..........................................            900          75,431
Cincinnati Financial Corp. ...........................            200           7,288
Conseco, Inc. ........................................            800          24,700
Franklin Resources, Inc. .............................            300           8,438
Jefferson Pilot Corp. ................................            100           6,775
Marsh & McLennan Cos., Inc. ..........................            700          51,931
MBIA, Inc. ...........................................            400          23,200
MGIC Investment Corp. ................................            200           7,013
Progressive Corp. ....................................            100          14,350
Provident Cos., Inc. .................................            100           3,456
SAFECO Corp. .........................................          1,200          48,525
The Hartford Financial Services Group, Inc. ..........            200          11,362
Torchmark, Inc. ......................................            100           3,163
Transamerica Corp. ...................................            700          49,700
UNUM Corp. ...........................................            200           9,512
XL Capital Ltd........................................            400          24,300
                                                                        -------------
                                                                            2,969,373
                                                                        -------------

----------------
104

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE -- 6.2%
DRUGS -- 3.0%
Abbott Laboratories, Inc. ............................            400   $      18,725
Allergan, Inc. .......................................            100           8,787
American Home Products Corp. .........................          2,200         143,550
Mallinckrodt, Inc. ...................................            100           2,663
Pharmacia & Upjohn, Inc. .............................          3,800         237,025

HEALTH SERVICES -- 2.1%
Columbia/HCA Healthcare Corp. ........................          4,600          87,112
HEALTHSOUTH Corp.+ ...................................          2,400          24,900
Humana, Inc.+ ........................................            200           3,450
Shared Medical Systems Corp. .........................            100           5,569
Tenet Healthcare Corp.+ ..............................          2,700          51,131
United HealthCare Corp. ..............................            500          26,313
Wellpoint Health Networks, Inc., Class A+ ............          1,100          83,394

MEDICAL PRODUCTS -- 1.1%
Bausch & Lomb, Inc. ..................................            500          32,500
Baxter International, Inc. ...........................          1,400          92,400
Biomet, Inc. .........................................            200           8,387
Smith & Nephew PLC....................................          6,400          15,706
St. Jude Medical, Inc.+ ..............................            100           2,438
                                                                        -------------
                                                                              844,050
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 9.4%
AEROSPACE & MILITARY TECHNOLOGY -- 1.5%
AlliedSignal, Inc. ...................................          1,400          68,862
Boeing Co. ...........................................          1,800          61,425
General Dynamics Corp. ...............................            100           6,425
ITT Industries, Inc. .................................            100           3,538
Lockheed Martin Corp. ................................            600          22,612
Northrop Grumman Corp. ...............................            200          11,975
Raytheon Co., Class B.................................            400          23,450
Rockwell International Corp. .........................            200           8,488

BUSINESS SERVICES -- 3.0%
Armstrong World Industries, Inc. .....................            700          31,631
Browning-Ferris Industries, Inc. .....................          1,400          53,987
Cendant Corp.+ .......................................            900          14,175
DeLuxe Corp. .........................................            100           2,912
Electronic Data Systems Corp. ........................            500          24,344
FDX Corp.+ ...........................................            100           9,281
First Data Corp. .....................................          3,400         145,350
Ikon Office Solutions, Inc. ..........................            200           2,563
Laidlaw, Inc. ........................................            300           1,744
Owens-Illinois, Inc.+ ................................            100           2,500
Pall Corp. ...........................................          1,700          28,156
R.R. Donnelley & Sons Co. ............................            800          25,750
Rowan Cos., Inc.+ ....................................            200           2,538
Service Corp. International...........................            300           4,275
Waste Management, Inc. ...............................          1,200          53,250

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT -- 0.2%
Hubbell, Inc., Class B................................            600   $      24,000
Johnson Controls, Inc. ...............................            100           6,238
Thomas & Betts Corp. .................................            100           3,756

MACHINERY -- 1.6%
Aeroquip-Vickers, Inc. ...............................            100           5,731
Applied Materials, Inc.+ .............................            400          24,675
Caterpillar, Inc. ....................................            400          18,375
Cooper Industries, Inc. ..............................            800          34,100
Deere & Co. ..........................................            800          30,900
Illinois Tool Works, Inc. ............................            200          12,375
Ingersoll-Rand Co. ...................................            200           9,925
Milacron, Inc. .......................................            400           6,300
New Holland NV. ......................................          1,000          10,250
Parker Hannifin Corp. ................................            100           3,425
Precision Castparts Corp. ............................            700          28,175
Snap-On Tools Corp. ..................................            100           2,900
United Technologies Corp. ............................            200          27,088

MULTI-INDUSTRY -- 0.8%
Crane Co. ............................................            100           2,419
Minnesota Mining & Manufacturing Co. .................          1,100          77,825
Textron, Inc. ........................................            100           7,737
Thermo Electron Corp.+ ...............................            200           2,713
Tomkins PLC...........................................          6,500          23,927

TRANSPORTATION -- 2.3%
Alexander & Baldwin, Inc. ............................            400           7,850
AMR Corp.+ ...........................................            200          11,713
Burlington Northern Santa Fe Corp. ...................          1,400          46,025
Canadian National Railway Co. ........................            400          22,250
CSX Corp. ............................................          1,200          46,725
Delta Air Lines, Inc. ................................            200          13,900
Gatx Corp. ...........................................            400          13,175
Norfolk Southern Corp. ...............................          2,500          65,937
Union Pacific Corp. ..................................          1,500          80,156
                                                                        -------------
                                                                            1,279,796
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 5.0%
BROADCASTING & MEDIA -- 2.3%
CBS Corp.+ ...........................................            700          28,656
Clear Channel Communications, Inc.+ ..................            300          20,119
Knight-Ridder, Inc. ..................................            900          45,000
Loews Corp. ..........................................            100           7,462
McGraw-Hill Companies, Inc. ..........................            200          10,900
MediaOne Group, Inc.+ ................................            600          38,100
New York Times Co., Class A...........................            200           5,700
News Corp. Ltd. ADR...................................          1,000          27,500
Placer Dome, Inc. ....................................            300           3,356
Readers Digest Association, Inc., Class A.............            800          25,150
Time Warner, Inc. ....................................          1,100          78,169
Tribune Co. ..........................................            100           6,544

----------------
106

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Viacom, Inc., Class B+ ...............................            300   $      25,181

ENTERTAINMENT PRODUCTS -- 1.2%
Brunswick Corp. ......................................          1,500          28,594
Eastman Kodak Co. ....................................          1,900         121,362
Hasbro, Inc. .........................................            150           4,341
Mattel, Inc. .........................................            300           7,463
Polaroid Corp. .......................................            100           2,006

LEISURE & TOURISM -- 1.5%
Carnival Corp, Class A................................            600          29,138
Darden Restaurants, Inc. .............................            100           2,063
Disney (Walt) Co. ....................................          2,100          65,362
Harrah's Entertainment, Inc.+ ........................            100           1,906
Hilton Hotels Corp. ..................................          1,200          16,875
Marriott International, Inc., Class A.................            200           6,725
McDonald's Corp. .....................................          1,400          63,437
Mirage Resorts, Inc.+ ................................            300           6,375
USAirways Group, Inc.+ ...............................            100           4,881
Wendy's International, Inc. ..........................            200           5,688
                                                                        -------------
                                                                              688,053
                                                                        -------------

INFORMATION TECHNOLOGY -- 6.0%
COMMUNICATION EQUIPMENT -- 0.1%
3Com Corp.+ ..........................................            300           6,994
Andrew Corp.+ ........................................            100           1,231
Cabletron Systems, Inc.+ .............................            200           1,638
Unisys Corp.+ ........................................            300           8,306

COMPUTERS & BUSINESS EQUIPMENT -- 2.6%
Apple Computer, Inc.+ ................................            200           7,188
Compaq Computer Corp. ................................          1,700          53,869
Computer Sciences Corp.+ .............................            200          11,037
Data General Corp.+ ..................................            100           1,013
Hewlett-Packard Co. ..................................          2,600         176,312
Honeywell, Inc. ......................................            500          37,906
Micron Technology, Inc.+ .............................            300          14,475
Seagate Technology, Inc.+ ............................            300           8,869
Silicon Graphics, Inc.+ ..............................            200           3,338
Tandy Corp. ..........................................            100           6,381
Xerox Corp. ..........................................            700          37,362

ELECTRONICS -- 1.5%
Advanced Micro Devices, Inc.+ ........................            100           1,550
AMP, Inc. ............................................            200          10,737
Eaton Corp. ..........................................            100           7,150
Emerson Electric Co. .................................            500          26,469
General Electric Co. .................................            500          55,312
KLA-Tencor Corp.+ ....................................            100           4,856
LSI Logic Corp.+ .....................................            200           6,238
Motorola, Inc. .......................................            600          43,950
National Semiconductor Corp.+ ........................            200           1,863

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Scientific-Atlanta, Inc. .............................            100   $       2,725
Texas Instruments, Inc. ..............................            400          39,700

SOFTWARE -- 0.1%
Adobe Systems, Inc. ..................................            100           5,675
Novell, Inc.+ ........................................            400          10,075

TELECOMMUNICATIONS -- 1.7%
BCE, Inc. ............................................            800          35,450
Frontier Corp. .......................................            200          10,375
Gannett Co., Inc. ....................................            900          56,700
Harris Corp. .........................................            200           5,725
Nextel Communications, Inc., Class A+ ................            300          10,988
Sprint Corp. .........................................            400          39,250
Sprint (PCS) Corp.+...................................            400          17,725
U.S. West, Inc. ......................................          1,000          55,062
                                                                        -------------
                                                                              823,494
                                                                        -------------

MATERIALS -- 7.5%
CHEMICALS -- 4.0%
Air Products & Chemicals, Inc. .......................            200           6,850
Ashland, Inc. ........................................          1,400          57,312
Dow Chemical Co. .....................................            900          83,869
du Pont (E.I.) de Nemours & Co. ......................          2,000         116,125
Eastman Chemical Co. .................................            100           4,206
Engelhard Corp. ......................................            100           1,694
Great Lakes Chemical Corp. ...........................          1,000          36,750
Hercules, Inc. .......................................          1,500          37,875
IMC Global, Inc. .....................................          1,800          36,787
Imperial Chemical Industries, PLC.....................            500          17,906
Monsanto Co. .........................................            600          27,562
Morton International, Inc. ...........................            200           7,350
Nalco Chemical Co. ...................................            800          21,250
PPG Industries, Inc. .................................            800          41,000
Praxair, Inc. ........................................            200           7,213
Rohm & Haas Co. ......................................            200           6,713
Sherwin Williams Co. .................................            200           5,625
Sigma-Aldrich Corp. ..................................            100           2,925
Union Carbide Corp. ..................................            200           9,038
Witco Corp. ..........................................          1,100          13,956

FOREST PRODUCTS -- 1.6%
American Greetings Corp., Class A.....................            100           2,538
Bowater, Inc. ........................................            400          15,850
Champion International Corp. .........................            100           4,106
Consolidated Papers, Inc. ............................          1,000          23,500
Georgia-Pacific Corp. ................................            400          29,700
Georgia-Pacific Timber Group..........................          1,100          24,681
International Paper Co. ..............................            900          37,969
Louisiana-Pacific Corp. ..............................            200           3,725
Mead Corp. ...........................................            100           3,075
Union Camp Corp. .....................................            900          60,412

----------------
108

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Westvaco Corp. .......................................            100   $       2,100
Weyerhaeuser Co. .....................................            200          11,100
Willamette Industries, Inc. ..........................            100           3,775

METALS & MINERALS -- 1.9%
Alcan Aluminium Ltd. .................................            200           5,163
Alcoa, Inc. ..........................................          2,100          86,494
Allegheny Teldyne, Inc. ..............................            300           5,681
Arch Chemicals, Inc.+ ................................            400           6,700
Barrick Gold Corp. ...................................            400           6,825
Bethlehem Steel Corp.+ ...............................            200           1,650
Crown, Cork & Seal Co., Inc. .........................            400          11,425
Cyprus Amax Minerals Co. .............................            100           1,213
Fluor Corp. ..........................................            100           2,700
Homestake Mining Co. .................................            200           1,725
Inco Ltd. ............................................          1,500          19,969
Newmont Mining Corp. .................................          1,300          22,750
Nucor Corp. ..........................................            100           4,406
Olin Corp. ...........................................            800           8,050
Phelps Dodge Corp. ...................................            600          29,550
Raychem Corp. ........................................            100           2,256
Reynolds Metals Co. ..................................            900          43,481
USX-US Steel Group, Inc. .............................            100           2,350
                                                                        -------------
                                                                            1,026,925
                                                                        -------------

REAL ESTATE -- 0.9%
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Crescent Real Estate Equities Co. ....................            900          19,350
Rouse Co. ............................................            600          13,313
Simon Property Group, Inc.............................          1,400          38,412
Starwood Hotels & Resorts Worldwide, Inc.@ ...........          1,600          45,700
Weingarten Realty Investors...........................            200           7,925
                                                                        -------------
                                                                              124,700
                                                                        -------------

UTILITIES -- 13.1%
ELECTRIC UTILITIES -- 4.4%
AES Corp.+ ...........................................            200           7,450
Ameren Corp. .........................................            100           3,619
American Electric Power Co., Inc. ....................            200           7,937
Carolina Power & Light Co. ...........................            100           3,781
Central & South West Corp. ...........................          1,300          30,469
Cinergy Corp. ........................................            100           2,750
Consolidated Edison, Inc. ............................            300          13,594
Dominion Resources, Inc. .............................            200           7,388
DQE, Inc. ............................................            700          26,862
DTE Energy Co. .......................................            200           7,688
Duke Energy Corp. ....................................          1,000          54,625
Edison International..................................            300           6,675
Entergy Corp. ........................................            800          22,000
FirstEnergy Corp. ....................................          1,600          44,700

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
FPL Group, Inc. ......................................            200   $      10,650
GPU, Inc. ............................................          1,300          48,506
New Century Energies, Inc. ...........................            100           3,406
Niagara Mohawk Holdings, Inc..........................            100           1,344
Northern States Power Co. ............................            100           2,319
PP&L Resources, Inc. .................................            100           2,475
Pacific Gas & Electric Corp. .........................            400          12,425
PacifiCorp............................................          1,600          27,600
PECO Energy Co. ......................................            500          23,125
Pinnacle West Capital Corp. ..........................          1,400          50,925
Public Service Enterprise Group, Inc. ................            200           7,638
SCANA Corp. ..........................................          1,200          26,025
Sempra Energy ........................................            300           5,756
Southern Co. .........................................          3,300          76,931
TECO Energy, Inc. ....................................            600          11,925
Texas Utilities Co. ..................................            300          12,506
Unicom Corp. .........................................          1,100          40,219

GAS & PIPELINE UTILITIES -- 1.0%
Baltimore Gas & Electric Co. .........................            500          12,687
Coastal Corp. ........................................            200           6,600
Columbia Energy Group, Inc. ..........................            100           5,225
Consolidated Natural Gas Co. .........................            100           4,869
National Fuel Gas Co. ................................          1,400          54,950
Reliant Energy, Inc. .................................          1,200          31,275
Williams Cos., Inc. ..................................            500          19,750

TELEPHONE -- 7.7%
Alltel Corp. .........................................          1,900         118,512
AT&T Corp. ...........................................          4,400         351,175
Bell Atlantic Corp. ..................................          3,400         175,737
BellSouth Corp. ......................................          2,300          92,144
Century Telephone Enterprises, Inc. ..................            100           7,025
GTE Corp. ............................................          2,000         121,000
SBC Communications, Inc. .............................          3,200         150,800
Telecomunicacoes de Brasileiras.......................            300          24,188
                                                                        -------------
                                                                            1,779,250
                                                                        -------------
TOTAL COMMON STOCK (cost $12,915,409).................                     13,152,286
                                                                        -------------


RIGHTS -- 0.0%+                                            RIGHTS
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.0%
BUSINESS SERVICES -- 0.0%
Coast Federal Litigation Contingent (cost $1,475).....            200           1,187
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $12,916,884)........                     13,153,473
                                                                        -------------

----------------
110

                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 1.6%                              AMOUNT           VALUE
-------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.4%
Metlife Funding, Inc. 4.84% due 4/21/99 (cost
 $184,503)............................................  $     185,000   $     184,503
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 4.40% due 5/20/99 (cost
 $29,820)@............................................         30,000          29,820
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $214,323)...........                        214,323
                                                                        -------------


REPURCHASE AGREEMENT -- 0.9%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
Lehman Brothers Holdings, Inc. Joint Repurchase
 Agreement Account (Note 3)
 (cost $125,000)......................................        125,000         125,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $13,256,207)                                       99.0%           13,492,796
Other assets less liabilities --                            1.0               132,351
                                                        -------         -------------
NET ASSETS --                                             100.0%        $  13,625,147
                                                        -------         -------------
                                                        -------         -------------

-------------

+   Non-income producing security

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS

------------------------------------------------------------------------------------------------------
                                                                           VALUE AS OF
NUMBER OF                                       EXPIRATION    VALUE AT      MARCH 31,     UNREALIZED
CONTRACTS  DESCRIPTION                             DATE      TRADE DATE       1999       DEPRECIATION
------------------------------------------------------------------------------------------------------
 1 Long    Standard & Poors 500 Index            June 1999    $  65,995     $  64,665      $  (1,330)
                                                                                              ------
                                                                                              ------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST MID CAP
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 96.8%                                SHARES        VALUE
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.2%
APPAREL & TEXTILES -- 1.9%
Cintas Corp. .....................................        600   $     39,225
Delta & Pine Land Co. ............................        200          6,150
Fruit Of The Loom Ltd.............................        300          3,113
Gucci Group NV....................................      1,600        128,800
Intimate Brands, Inc., Class A....................        200          9,625
Jones Apparel Group, Inc.+ .......................        800         22,350
Liz Claiborne, Inc. ..............................        100          3,262
Polo Ralph Lauren Corp., Class A+ ................        300          5,962
Quiksilver, Inc.+ ................................        600         25,350
Unifi, Inc. ......................................        200          2,550
Warnaco Group, Inc. Class A.......................        500         12,344

AUTOMOTIVE -- 1.1%
AutoZone, Inc.+ ..................................      1,200         36,450
Donaldson Co., Inc. ..............................        700         12,600
Federal-Mogul Corp. ..............................        300         12,900
General Motors Corp., Class H+ ...................        200         10,087
Goodrich (B.F.) Co. ..............................        200          6,863
Harley-Davidson, Inc. ............................      1,300         74,750
Meritor Automotive, Inc...........................        300          4,650

HOUSING -- 1.8%
American Standard Cos., Inc.+ ....................        300         10,313
Black & Decker Corp. .............................        100          5,544
Comfort Systems USA, Inc.+ .......................      3,800         55,575
Ethan Allen Interiors, Inc. ......................        100          4,156
Furniture Brands International, Inc.+ ............        300          6,638
Hon Industries, Inc...............................        900         19,744
Leggett & Platt, Inc. ............................      1,300         26,000
Lennar Corp. .....................................        900         20,137
Masco Corp. ......................................        900         25,425
Maytag Corp. .....................................        300         18,112
Oakwood Homes Corp. ..............................        800         11,250
Pittston Brink's Group............................        100          2,350
Rayovac Corp. ....................................        500         13,781
Stanley Works.....................................        200          5,125
Williams Sonoma, Inc+.............................        900         25,425

RETAIL -- 8.4%
Abercrombie & Fitch Co.+ .........................        300         27,600
Amazon.com, Inc.+ ................................        400         68,875
Barnes & Noble, Inc.+ ............................        300          9,638
Bed Bath & Beyond, Inc.+ .........................      2,700         98,550
Best Buy Co., Inc.+ ..............................        400         20,800
BJ's Wholesale Club, Inc.+ .......................      1,000         26,437
Borders Group, Inc.+ .............................        400          5,625
Circuit City Stores, Inc. ........................        500         38,312
Consolidated Stores Corp.+ .......................      1,000         30,312

----------------
112

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
CVS Corp. ........................................        500   $     23,750
Dollar General Corp. .............................      2,100         71,400
Dollar Tree Stores, Inc.+ ........................        700         21,656
Duane Reade, Inc.+ ...............................        600         16,725
Family Dollar Stores, Inc. .......................        600         13,800
Food Lion, Inc. ..................................        200          1,800
Fred Meyer, Inc.+ ................................        100          5,888
Gap, Inc. ........................................        700         47,119
General Nutrition Cos., Inc.+ ....................        300          4,200
Harcourt General, Inc. ...........................        500         22,156
Kohl's Corp.+ ....................................      1,100         77,962
Lands End, Inc.+ .................................        600         20,775
Limited, Inc. ....................................        400         15,850
Linens' N Things, Inc.+ ..........................        500         22,687
Men's Wearhouse, Inc. ............................        600         17,325
MSC Industrial Direct Co., Inc., Class A+ ........        700         11,900
Nordstrom, Inc. ..................................        100          4,088
Office Depot, Inc.+ ..............................      2,000         73,625
OfficeMax, Inc.+ .................................        200          1,725
Pier 1 Imports, Inc. .............................        500          4,063
Rite Aid Corp. ...................................        500         12,500
Ross Stores, Inc. ................................        300         13,144
Safeway, Inc.+ ...................................        500         25,656
Saks, Inc.+ ......................................        400         10,400
Staples, Inc.+ ...................................      2,900         95,337
Starbucks Corp.+ .................................      2,000         56,125
Tiffany & Co. ....................................        600         44,850
TJX Cos., Inc. ...................................      2,500         85,000
Venator Group, Inc.+ .............................        200          1,413
Zale Corp.+ ......................................        600         20,513
                                                                ------------
                                                                   1,836,187
                                                                ------------

CONSUMER STAPLES -- 3.4%
FOOD, BEVERAGE & TOBACCO -- 2.4%
Dole Food, Inc. ..................................        100          2,975
Flowers Industries, Inc. .........................        400          9,850
Hershey Foods Corp. ..............................        300         16,800
Interstate Bakeries Corp. ........................        100          2,156
Keebler Foods Co.+ ...............................        100          3,650
McCormick & Co., Inc. ............................      1,100         31,900
Pioneer Hi-Bred International, Inc. ..............      1,600         60,200
Quaker Oats Co. ..................................        400         25,025
Sodexho Marriott Services, Inc.+ .................        100          2,206
Sysco Corp. ......................................      1,600         42,100
Tootsie Roll Industries, Inc......................        721         33,211
United Natural Foods, Inc.+ ......................      2,400         56,100
US Foodservice, Inc.+ ............................        100          4,650
UST, Inc. ........................................        400         10,450
Whitman Corp. ....................................        100          1,719
Whole Foods Market, Inc.+ ........................        700         24,063

                                                                ----------------

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS -- 1.0%
Blyth Industries, Inc.+ ..........................        100   $      2,363
Clorox Co. .......................................        400         46,875
Dial Corp.........................................        400         13,750
Estee Lauder Cos., Inc., Class A..................        200         18,900
Mattel, Inc. .....................................        700         17,412
Newell Rubbermaid, Inc. ..........................        836         39,733
Nu Skin Asia Pacific, Inc.+ ......................        200          4,575
Tupperware Corp. .................................        100          1,800
                                                                ------------
                                                                     472,463
                                                                ------------

ENERGY -- 2.8%
ENERGY SERVICES -- 1.6%
Baker Hughes, Inc. ...............................        800         19,450
BJ Services Co.+ .................................        900         21,094
ENSCO International, Inc. ........................        600          7,987
Global Marine, Inc.+ .............................        600          7,050
Jones Lang Lasalle, Inc. .........................        800         24,000
Nabors Industries, Inc.+ .........................        300          5,456
R & B Falcon Corp.+ ..............................        700          6,169
Santa Fe International Corp. .....................      4,300         80,356
Tidewater, Inc. ..................................        100          2,588
Tosco Corp. ......................................        500         12,406
Transocean Offshore, Inc. ........................        300          8,644
Varco International, Inc.+ .......................        200          2,225
Weatherford International, Inc.+ .................        800         20,900

ENERGY SOURCES -- 1.2%
Anadarko Petroleum Corp. .........................        400         15,100
Apache Corp. .....................................        400         10,425
Devon Energy Corp. ...............................        300          8,269
Diamond Offshore Drilling, Inc. ..................        400         12,650
Enron Oil & Gas Co. ..............................        100          1,663
Kerr-McGee Corp. .................................        184          6,037
National-Oilwell, Inc.+ ..........................        200          2,313
Noble Affiliates, Inc. ...........................        400         11,600
Noble Drilling Corp.+ ............................        500          8,656
Pennzenergy Co. ..................................        200          2,100
Pennzoil Quaker State Co. ........................      3,800         47,025
Smith International, Inc.+ .......................      1,000         40,000
Sonat, Inc. ......................................        100          3,000
                                                                ------------
                                                                     387,163
                                                                ------------

FINANCE -- 12.9%
BANKS -- 2.1%
Bank of New York Co., Inc. .......................        700         25,156
Charter One Financial, Inc. ......................        600         17,316
City National Corp. ..............................        700         21,613
First American Corp. .............................        500         18,438
Firstar Corp. ....................................        500         44,750
National Commerce Bancorp.........................        500         11,406

----------------
114

COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Northern Trust Corp. .............................        600   $     53,287
Sovereign Bancorp, Inc. ..........................        200          2,450
State Street Corp. ...............................        300         24,656
Synovus Financial Corp. ..........................        600         12,263
Zions Bancorp.....................................        800         53,200

FINANCIAL SERVICES -- 7.6%
AMBAC, Inc. ......................................        400         21,600
American General Corp. ...........................      1,100         77,550
AMRESCO, Inc.+ ...................................        200          1,538
Associates First Capital Corp., Class A...........      1,300         58,500
Capital One Financial Corp. ......................        300         45,300
Charles Schwab Corp. .............................      1,900        182,637
Concord EFS, Inc.+ ...............................        500         13,781
Countrywide Credit Industry, Inc. ................        100          3,750
Dun & Bradstreet Corp. ...........................        300         10,688
FINOVA Group, Inc. ...............................        600         31,125
H&R Block, Inc. ..................................        400         18,950
Investment Technology Group, Inc.+ ...............        400         20,300
Jefferies Group, Inc. ............................      1,400         66,412
JSB Financial, Inc................................        400         20,050
Kansas City Southern Industries, Inc. ............        900         51,300
Legg Mason, Inc. .................................      2,600         87,587
NCO Group, Inc.+ .................................      2,000         74,000
Price (T. Rowe) Associates, Inc. .................        500         17,188
Providian Financial Corp. ........................        900         99,000
Raymond James Financial, Inc. ....................        900         17,775
Security Capital Group, Inc., Class B+ ...........      1,500         20,062
SLM Holding Corp. ................................        800         33,400
Starwood Financial Trust..........................        200          9,750
The BISYS Group, Inc.+ ...........................      1,200         67,500
United States Trust Corp..........................        200         14,838

INSURANCE -- 3.2%
Ace Ltd. .........................................      3,200         99,800
Aflac, Inc. ......................................        200         10,888
American Bankers Insurance Group, Inc. ...........      1,500         78,000
Conseco, Inc. ....................................        700         21,612
Equifax, Inc. ....................................      1,200         41,250
Everest Reinsurance Holdings, Inc. ...............        100          3,119
Franklin Resources, Inc. .........................        800         22,500
Mercury General Corp. ............................        400         13,950
MGIC Investment Corp. ............................        600         21,038
Mutual Risk Management Ltd. ......................        900         34,425
Progressive Corp. ................................        400         57,400
Protective Life Corp. ............................        700         26,512
UNUM Corp. .......................................        100          4,756
XL Capital Ltd....................................        200         12,150
                                                                ------------
                                                                   1,796,516
                                                                ------------

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
HEALTHCARE -- 13.4%
DRUGS -- 4.1%
ALZA Corp.+ ......................................        400   $     15,300
Amgen, Inc.+ .....................................        600         44,925
Bergen Brunswig Corp., Class A....................        200          4,000
BioChem Pharma, Inc.+ ............................        500         10,656
Biogen, Inc.+ ....................................        700         80,019
Centocor, Inc.+ ..................................        700         25,900
Elan Corp. PLC ADR+ ..............................        300         20,925
Forest Labs, Inc.+ ...............................        300         16,913
Gilead Sciences, Inc.+ ...........................        400         18,200
Guilford Pharmaceuticals, Inc.+ ..................        400          4,550
Human Genome Sciences, Inc.+ .....................      1,800         62,437
Immunex Corp.+ ...................................      1,000         83,250
Incyte Pharmacuticals, Inc.+ .....................        500         10,031
Millenium Pharmaceuticals, Inc.+ .................        800         25,000
Mylan Laboratories, Inc. .........................        600         16,463
PathoGenesis Corp.+ ..............................        300          3,994
Protein Design Labs, Inc.+ .......................        500          7,531
Watson Pharmaceuticals, Inc.+ ....................        900         39,712
Zeneca Group PLC ADR..............................      1,600         75,300

HEALTH SERVICES -- 3.7%
Chiron Corp.+ ....................................        400          8,775
Covance, Inc.+ ...................................      3,300         82,706
First Health Group Corp.+ ........................        400          6,425
HCR Manor Care, Inc. .............................        800         18,250
Health Management Associates, Inc., Class A+ .....      2,400         29,250
Henry Schein, Inc.+ ..............................        400         10,100
Humana, Inc.+ ....................................        400          6,900
IDX Systems Corp.+ ...............................        400          5,800
IMS Health, Inc. .................................      1,600         53,000
Lincare Holdings, Inc.+ ..........................        600         16,875
MedPartners, Inc.+ ...............................        800          3,800
Nielsen Media Research, Inc. .....................        200          4,938
Omnicare, Inc. ...................................      1,100         20,969
Pacificare Health Systems, Inc., Class B+ ........        300         20,475
Primark Corp......................................        300          6,375
Quintiles Transnational Corp.+ ...................        800         30,200
Quorum Health Group, Inc.+ .......................        300          3,000
ServiceMaster Co. ................................      1,200         24,375
Shared Medical Systems Corp. .....................        400         22,275
Stryker Corp......................................        300         15,131
Sunrise Assisted Living, Inc.+ ...................      1,000         45,563
Sybron International Corp.+ ......................      1,400         35,000
Total Renal Care Holdings, Inc.+ .................        400          4,400
United HealthCare Corp. ..........................        200         10,525
Universal Health Services, Inc.+ .................        400         17,300
Wellpoint Health Networks, Inc., Class A+ ........        100          7,581

MEDICAL PRODUCTS -- 5.6%
Baxter International, Inc. .......................        900         59,400
Beckman Coulter, Inc. ............................        100          4,400
Becton Dickinson & Co. ...........................      1,200         45,975

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Biomet, Inc. .....................................        500   $     20,969
Boston Scientific Corp.+ .........................        600         24,337
Cardinal Health, Inc, Class A.....................      1,200         79,200
Dentsply International, Inc. .....................        200          4,650
Dionex Corp.+ ....................................        400         15,100
Genzyme Corp.+ ...................................      1,700         85,744
Guidant Corp. ....................................      2,300        139,150
Hillenbrand Industries, Inc. .....................        100          4,619
Mckesson Hboc Inc. ...............................      1,800        118,800
Medtronic, Inc. ..................................        700         50,225
Ocular Sciences, Inc.+ ...........................      2,600         74,587
Rexall Sundown, Inc.+ ............................        200          3,838
Safeskin Corp.+...................................        300          2,231
St. Jude Medical, Inc.+ ..........................        200          4,875
Steris Corp.+ ....................................        900         23,962
VISX, Inc.+ ......................................        200         21,513
                                                                ------------
                                                                   1,858,669
                                                                ------------

INDUSTRIAL & COMMERCIAL -- 12.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Gilat Satellite Networks Ltd.+ ...................        700         42,000
Gulfstream Aerospace Corp.+ ......................        600         26,025
Orbital Sciences Corp.+ ..........................        100          2,831
Sunbeam Corp. ....................................        300          1,669
Sundstrand Corp. .................................        200         13,900

BUSINESS SERVICES -- 7.3%
Allied Waste Industries, Inc.+ ...................      1,200         17,325
Apollo Group, Inc., Class A+ .....................        900         26,887
Comdisco, Inc. ...................................        100          1,788
Convergys Corp.+ .................................        600         10,275
DeVry, Inc.+ .....................................      1,000         29,000
Ecolab, Inc. .....................................      1,100         39,050
First Data Corp. .................................      1,200         51,300
Fiserv, Inc.+ ....................................        400         21,450
Gartner Group, Inc., Class A+ ....................        200          4,513
Getty Images, Inc.+ ..............................      2,900         60,900
Global Industries Ltd.+ ..........................        100          1,013
Hertz Corp., Class A..............................        100          5,350
Ikon Office Solutions, Inc. ......................        200          2,563
Interim Services, Inc.+ ..........................        400          6,000
Interpublic Group of Cos., Inc. ..................        900         70,087
Iron Mountain, Inc.+ .............................      2,400         75,000
ITT Educational Services, Inc.+ ..................        600         22,537
Manpower, Inc. ...................................        300          7,013
Metzler Group, Inc.+ .............................        700         21,962
Modis Professional Services, Inc.+ ...............        500          4,531
Owens-Illinois, Inc.+ ............................        200          5,000
Paychex, Inc. ....................................      1,300         61,669
Pierce Leahy Corp. ...............................      2,600         64,675
Robert Half International, Inc.+ .................      1,100         36,094

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Rowan Cos., Inc.+ ................................        400   $      5,075
Select Appointments Holdings PLC ADR..............      1,100         29,356
Solectron Corp.+ .................................      1,000         48,562
Stewart Enterprises, Inc., Class A................      5,300         85,131
Superior Services, Inc.+ .........................        600         11,888
Sylvan Learning Systems, Inc.+ ...................        400         10,950
Total Systems Services, Inc. .....................        100          1,875
US Filter Corp.+ .................................        400         12,250
Valspar Corp. ....................................        800         25,250
Veritas DGC, Inc.+ ...............................        600          8,513
Viad Corp. .......................................        400         11,125
Waste Management, Inc. ...........................      2,500        110,937
WestPoint Stevens, Inc.+ .........................        100          2,769

ELECTRICAL EQUIPMENT -- 0.6%
Dover Corp. ......................................        200          6,575
Littelfuse, Inc.+ ................................        400          7,350
Roper Industries, Inc. ...........................        500         11,938
Thomas & Betts Corp. .............................        100          3,756
UCAR International, Inc.+ ........................        200          2,825
Waters Corp.+ ....................................        500         52,531

MACHINERY -- 1.1%
Applied Materials, Inc.+ .........................        500         30,844
Cognex Corp.+ ....................................        500         11,844
Coltec Industries, Inc.+ .........................        200          3,638
Cooper Cameron Corp.+ ............................        700         23,712
Danaher Corp. ....................................        900         47,025
Howmet International, Inc. .......................        100          1,431
Idex Corp. .......................................        400          9,425
Lincoln Electric Holdings, Inc. ..................        900         16,762
Parker Hannifin Corp. ............................        400         13,700

MULTI-INDUSTRY -- 1.4%
Avery Dennison Corp. .............................        900         51,750
Lancaster Colony Corp. ...........................        500         13,312
Perkin-Elmer Corp. ...............................      1,100        106,769
Teleflex, Inc. ...................................        400         13,625
Thermo Electron Corp. ............................        300          4,069

TRANSPORTATION -- 1.3%
Air Express International Corp. ..................        500          7,563
Atlas Air, Inc.+ .................................      1,900         54,744
C.H. Robinson Worldwide, Inc. ....................        600         15,262
CNF Transportation, Inc. .........................        100          3,781
Delta Air Lines, Inc. ............................        300         20,850
Expeditors International of Washington, Inc. .....        500         27,000
Ryanair Holdings PLC ADR+ ........................      1,200         48,900
                                                                ------------
                                                                   1,707,069
                                                                ------------

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 8.8%
BROADCASTING & MEDIA -- 7.3%
ACNielson Corp.+ .................................        700   $     18,987
ADC Telecommunications, Inc.+ ....................      1,900         90,606
Cablevision Systems Corp, Class A+ ...............        100          7,413
Capstar Broadcasting Corp., ClassA+ ..............        200          4,588
Central Newspapers, Inc., Class A.................        500         15,562
Chancellor Media Corp.+ ..........................        700         32,987
Clear Channel Communications, Inc.+ ..............        600         40,237
Cox Communications, Inc, Class A+ ................        500         37,812
Crown Castle International Corp. .................      4,100         73,800
Emmis Broadcasting Corp., Class A+ ...............        400         20,000
Harte Hanks Communications Co. ...................        800         21,950
Hearst Argyle Television, Inc. ...................        200          4,925
Heftel Broadcasting Corp., Class A+ ..............        600         26,025
Jacor Communications, Inc.+ ......................        500         38,000
Lamar Advertising Co.+ ...........................        600         20,362
McGraw-Hill Cos., Inc. ...........................        200         10,900
Meredith Corp. ...................................        900         28,294
New York Times Co., Class A.......................        200          5,700
Omnicom Group, Inc. ..............................      1,200         95,925
Outdoor Systems, Inc.+ ...........................      3,400        102,000
Primedia, Inc.....................................        300          4,200
Readers Digest Association, Inc., Class A.........        100          3,144
Scripps (E.W) Co., Class A........................      1,100         48,675
Sinclair Broadcast Group, Inc.+ ..................        200          2,913
Snyder Communications, Inc.+ .....................        300          8,363
TCA Cable Tv, Inc. ...............................        900         39,150
Times Mirror Co., Series A........................        300         16,219
Tribune Co. ......................................        300         19,631
TV Guide, Inc.+ ..................................        200          7,375
United States Cellular Corp.+ ....................        300         13,200
Univision Communications, Inc., Class A+ .........      2,000        100,000
Valassis Communications, Inc. ....................        600         31,050
Westwood One, Inc.+ ..............................        400         11,400
Young & Rubicam, Inc. ............................        100          4,075
Young Broadcasting, Inc., Class A+ ...............        100          4,563

ENTERTAINMENT PRODUCTS -- 0.0%
Callaway Golf Co. ................................        200          2,037
International Game Technology, Inc. ..............        400          5,825

LEISURE & TOURISM -- 1.5%
Carnival Corp, Class A+...........................        700         33,994
CBRL Group, Inc...................................        200          3,600
Circus Circus Enterprises, Inc.+ .................        100          1,756
CKE Restaurants, Inc. ............................        100          1,975
Comair Holdings, Inc. ............................      1,350         31,894
Galileo International, Inc. ......................        300         14,513
Harrah's Entertainment, Inc.+ ....................        200          3,813
Hilton Hotels Corp. ..............................        400          5,625
Marriott International, Inc., Class A.............      1,200         40,350
Mirage Resorts, Inc.+ ............................        400          8,500
Outback Steakhouse, Inc.+ ........................        750         24,562

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Park Place Entertainment Corp. ...................        900   $      6,806
Promus Hotel Corp.................................        200          7,275
Tricon Global Restaurants, Inc.+ .................        200         14,050
USAirways Group, Inc.+ ...........................        100          4,881
                                                                ------------
                                                                   1,221,487
                                                                ------------

INFORMATION TECHNOLOGY -- 26.8%
COMMUNICATION EQUIPMENT -- 3.7%
3Com Corp. + .....................................      1,000         23,313
American Tower Corp., Class A.....................      4,300        105,350
Andrew Corp.+ ....................................        400          4,925
Ascend Communications, Inc. + ....................      1,000         83,687
Cabletron Systems, Inc.+ .........................        300          2,456
CIENA Corp.+ .....................................        500         11,250
General Instrument Corp.+ ........................        400         12,125
Global Tele-Systems Group, Inc.+ .................        300         16,781
Level One Communications, Inc.+ ..................        500         24,313
Nokia Corp., Class A ADR..........................        400         62,300
QUALCOMM, Inc.+ ..................................        200         24,875
RELTEC Corp.+ ....................................        200          5,888
Symbol Technologies, Inc. ........................      1,000         45,000
Tellabs, Inc.+ ...................................        500         48,875
Uniphase Corp.+ ..................................        200         23,025
Varian Associates, Inc. ..........................        100          3,875
Whittman-Hart, Inc.+ .............................        700         15,050

COMPUTERS & BUSINESS EQUIPMENT -- 3.2%
Adaptec, Inc.+ ...................................        300          6,844
Cadence Design Systems, Inc.+ ....................      2,000         51,500
Cisco Systems, Inc. + ............................        500         54,781
CompUSA, Inc.+ ...................................        400          2,800
Computer Sciences Corp.+ .........................        700         38,631
Diebold, Inc. ....................................        500         12,000
EMC Corp. + ......................................        400         51,100
FORE Systems, Inc.+ ..............................        500          9,453
Gateway 2000, Inc.+ ..............................        700         47,994
Ingram Micro, Inc. ...............................        300          6,844
Lexmark International Group, Inc., Class A+ ......        300         33,525
Micron Technology, Inc.+ .........................        200          9,650
Miller (Herman), Inc. ............................        500          9,125
Millipore Corp. ..................................        200          4,825
Network Appliance, Inc. + ........................        900         45,562
Quantum Corp.+ ...................................        500          9,000
Seagate Technology, Inc. + .......................        400         11,825
Storage Technology Corp.+ ........................        400         11,150
Tandy Corp. ......................................        400         25,525
Tech Data Corp.+ .................................        200          4,587
Western Digital Corp.+ ...........................        200          1,588

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 5.3%
Advanced Micro Devices, Inc.+ ....................        100   $      1,550
Altera Corp.+ ....................................      1,000         59,500
American Power Conversion Corp.+ .................        400         10,800
Analog Devices, Inc.+ ............................      4,400        130,900
Catalina Marketing Corp.+ ........................        300         25,762
Dallas Semiconductor Corp. .......................        500         19,312
Flextronics International Ltd.+ ..................      1,200         61,200
KLA-Tencor Corp.+ ................................        200          9,713
Lattice Semiconductor Corp.+ .....................        200          9,113
Linear Technology Corp. ..........................      1,900         97,375
LSI Logic Corp.+ .................................        300          9,356
Maxim Integrated Products, Inc.+ .................      1,600         86,600
Microchip Technology, Inc.+ ......................        400         13,850
Molex, Inc. ......................................        200          5,875
Molex, Inc., Class A..............................        700         18,113
National Semiconductor Corp.+ ....................        200          1,863
PMC-Sierra, Inc.+ ................................        100          7,119
Sanmina Corp.+ ...................................        700         44,625
SCI Systems, Inc.+ ...............................        700         20,737
Scientific-Atlanta, Inc. .........................        200          5,450
Thermo Instrument Systems, Inc.+ .................        100          1,444
Vitesse Semiconductor Corp.+ .....................        900         45,562
Xilinx, Inc.+ ....................................      1,400         56,787

SOFTWARE -- 10.8%
Adobe Systems, Inc. ..............................        600         34,050
Affiliated Computer Services Inc., Class A+ ......        700         32,025
America Online, Inc.+ ............................      1,070        156,220
At Home Corp., Series A+ .........................        200         31,500
Atmel Corp.+ .....................................        300          4,556
Autodesk, Inc. ...................................        200          8,088
Avant Corp.+ .....................................      4,200         74,550
Axent Technologies, Inc.+ ........................        600         14,438
Barra, Inc.+ .....................................        700         17,237
BMC Software, Inc.+ ..............................      1,800         66,712
Cambridge Technology Partners, Inc.+ .............        300          4,163
CDW Computer Centers, Inc.+ ......................        200         13,800
Ceridian Corp.+ ..................................        600         21,937
Check Point Software Technologies, Ltd.+ .........        100          4,300
CIBER, Inc.+ .....................................        200          3,838
Citrix Systems, Inc. + ...........................      1,200         45,750
CMG Information Services, Inc.+ ..................        100         18,306
Compuware Corp. + ................................      3,100         74,012
Comverse Technology, Inc.+ .......................        600         51,000
DST Systems, Inc.+ ...............................        500         30,031
Electronic Arts, Inc.+ ...........................        800         38,000
I2 Technologies, Inc.+ ...........................        200          5,319
Intuit, Inc.+ ....................................        500         50,875
J.D. Edwards & Co.+ ..............................        200          2,388
Keane, Inc.+ .....................................        700         14,919
Legato Systems, Inc.+ ............................        100          5,163

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Mercury Interactive Corp.+ .......................        200   $      7,125
Networks Associates, Inc.+ .......................      1,200         36,825
Novell, Inc.+ ....................................        200          5,038
Oracle Corp.+ ....................................        750         19,781
Parametric Technology Corp.+ .....................      1,200         23,700
PeopleSoft, Inc.+ ................................        800         11,700
Platinum Technology, Inc.+ .......................        400         10,200
Policy Management Systems Corp.+ .................      1,600         49,000
Rational Software Corp.+ .........................      1,700         45,581
Siebel Systems, Inc.+ ............................        300         14,250
Sterling Commerce, Inc.+ .........................      1,100         33,825
Sterling Software, Inc.+ .........................      2,400         57,000
Suiza Foods Corp.+ ...............................        200          6,738
Sun Microsystems, Inc.+ ..........................        400         49,975
SunGard Data Systems, Inc.+ ......................      1,100         44,000
Symantec Corp.+ ..................................        700         11,856
Synopsys, Inc.+ ..................................        600         32,250
Teradyne, Inc.+ ..................................        400         21,825
The Learning Co., Inc.+ ..........................        400         11,600
VERITAS Software Corp.+ ..........................        500         40,375
Visio Corp.+ .....................................        600         16,875
Yahoo!, Inc.+ ....................................        700        117,862

TELECOMMUNICATIONS -- 3.8%
Advanced Fibre Communications, Inc.+ .............        300          2,878
Corning, Inc. ....................................      1,100         66,000
EchoStar Communications Corp., Class A+ ..........      1,300        106,112
Ericsson (L.M.) Telecommunications Co., Class B
 ADR..............................................        600         14,288
Frontier Corp. ...................................        700         36,312
ICG Communications, Inc.+ ........................        700         14,000
Intermedia Communications, Inc.+ .................      3,700         98,512
Level 3 Communications, Inc.+ ....................        200         14,563
McLeodUSA, Inc., Class A+ ........................      1,900         79,800
Nextel Communications, Inc., Class A+ ............        800         29,300
NEXTLINK Communications, Inc., Class A+ ..........        300         16,800
Paging Network, Inc.+ ............................        400          1,875
PanAmSat Corp.+ ..................................        200          6,225
Pixar, Inc. ......................................        100          3,938
Qwest Communications International, Inc.+ ........        300         21,628
True North Communications.........................        200          5,625
Viatel, Inc. .....................................        100          2,850
                                                                ------------
                                                                   3,715,267
                                                                ------------

MATERIALS -- 1.0%
CHEMICALS -- 0.5%
Cabot Corp. ......................................        100          2,125
Crompton & Knowles Corp. .........................        400          6,300
Cytec Industries, Inc.+ ..........................        200          4,463
Hercules, Inc. ...................................        200          5,050
Lilly Industrial, Inc. ...........................        700         10,806
Praxair, Inc. ....................................        200          7,212

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
COMMON STOCK (CONTINUED)                             SHARES        VALUE
----------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Sherwin Williams Co. .............................        500   $     14,062
Sigma-Aldrich Corp. ..............................        600         17,550
Witco Corp. ......................................        100          1,269

FOREST PRODUCTS -- 0.0%
Reynolds & Reynolds Co., Class A..................        100          1,900
Smurfit Stone Container Corp. ....................        200          3,863

METALS & MINERALS -- 0.5%
Fastenal Co. .....................................        100          3,506
Freeport-McMoRan Copper & Gold, Inc., Class B+....        800          8,700
Raychem Corp. ....................................        700         15,794
Sealed Air Corp.+ ................................        700         34,431
USG Corp.+ .......................................        100          5,138
                                                                ------------
                                                                     142,169
                                                                ------------

REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.0%
Catellus Development Corp.+ ......................        200          2,675

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Boston Properties, Inc. ..........................        300          9,487
Host Marriott Corp................................        500          5,563
Meditrust Co. ....................................        600          7,462
Rouse Co. ........................................        100          2,219
                                                                ------------
                                                                      27,406
                                                                ------------

UTILITIES -- 2.0%
ELECTRIC UTILITIES -- 0.3%
AES Corp.+ .......................................      1,100         40,975

GAS & PIPELINE UTILITIES -- 0.0%
KN Energy, Inc. ..................................        100          1,994

TELEPHONE -- 1.7%
Alltel Corp. .....................................        400         24,950
AT&T Corp. .......................................      2,120        111,565
Cincinnati Bell, Inc. ............................        600         13,462
MCI WorldCom, Inc.+ ..............................        500         44,281
Telephone & Data Systems, Inc. ...................        100          5,638
Vodafone Group PLC ADR............................        200         37,550
                                                                ------------
                                                                     280,415
                                                                ------------
TOTAL INVESTMENT SECURITIES (cost $12,811,627)....                13,444,811
                                                                ------------


                                                    PRINCIPAL
SHORT-TERM SECURITIES -- 0.2%                          AMOUNT
----------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 4.40% due 5/20/99
 (cost $29,820)@..................................  $  30,000         29,820
                                                                ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 2.4%                       PRINCIPAL      AMOUNT
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%
Lehman Brothers Holding, Inc. Joint Repurchase
 Agreement Account (Note 3).......................  $ 215,000   $    215,000

Agreement with State Street Bank & Trust Co.,
 bearing interest at 4.00% dated 03/31/99 to be
 repurchased 04/01/99 in the amount of $118,013
 and collateralized by $100,000 of U.S. Treasury
 Bonds, bearing interest at 11.125% due 08/15/03
 and having an approximate aggregate value of
 $123,875@........................................    118,000        118,000
                                                                ------------
TOTAL REPURCHASE AGREEMENTS (cost $333,000).......                   333,000
                                                                ------------
TOTAL INVESTMENTS --
 (cost $13,174,447)                                     99.4%    13,807,631
Other assets less liabilities --                         0.6         79,183
                                                    --------   ------------
NET ASSETS --                                          100.0%  $ 13,886,814
                                                    --------   ------------
                                                    --------   ------------

-------------

+   Non-income producing security

ADR -- American Depository Receipt

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                               VALUE AS OF
NUMBER OF                            EXPIRATION   VALUE AT      MARCH 31,     UNREALIZED
CONTRACTS  DESCRIPTION                  DATE     TRADE DATE       1999       DEPRECIATION
------------------------------------------------------------------------------------------
 2 Long    Standard & Poors 500
           Index                     June 1999    $ 130,843     $ 129,330      $  (1,513)
                                                                                  ------
                                                                                  ------

See Notes to Financial Statements

----------------
124

----------------

  SEASONS SERIES TRUST
  MID CAP VALUE PORTFOLIO                 INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 90.0%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.7%
APPAREL & TEXTILES -- 1.5%
Liz Claiborne, Inc....................................            200   $       6,525
Mohawk Industries, Inc.+ .............................            100           3,000
Nine West Group, Inc.+ ...............................          3,800          93,812
Reebok International Ltd.+@ ..........................          4,700          74,613
V.F. CORP. ...........................................            300          14,156
Warnaco Group, Inc. Class A ..........................            100           2,469

AUTOMOTIVE -- 2.6%
Autoliv AB ...........................................            300          11,269
Cooper Tire & Rubber .................................            300           5,513
Cummins Engine Co., Inc. .............................            100           3,556
Dana Corp. ...........................................            800          30,400
Federal-Mogul Corp. ..................................          1,900          81,700
Fleetwood Enterprises, Inc. ..........................            100           2,863
General Motors Corp., Class H+ .......................            200          10,087
Genuine Parts Co. ....................................            600          17,287
Goodrich (B.F.) Co. ..................................            200           6,863
Lear Corp.+ ..........................................          2,100          89,644
Navistar International Corp., Inc. ...................            200           8,037
PACCAR, Inc. .........................................            200           8,237
Pep Boys-Manny, Moe & Jack ...........................            200           3,050
Ryder System, Inc. ...................................            200           5,525
Tenneco, Inc. ........................................          1,600          44,700
TRW, Inc. ............................................            300          13,650

HOUSING -- 0.9%
Black & Decker Corp. .................................            200          11,087
Centex Corp. .........................................            200           6,675
Clayton Homes, Inc. ..................................            200           2,213
Fortune Brands, Inc.@ ................................            600          23,212
Furniture Brands International, Inc.+ ................            100           2,213
Grainger (W. W.), Inc. ...............................            200           8,612
Johns Manville Corp. .................................            100           1,725
Leggett & Platt, Inc. ................................            300           6,000
Lennar Corp. .........................................            100           2,238
Masco Corp. ..........................................            500          14,125
Maytag Corp. .........................................            100           6,037
Nucor Corp. ..........................................            300          13,219
Shaw Industries, Inc. ................................            300           5,550
Stanley Works ........................................            100           2,563
Whirlpool Corp. ......................................            200          10,875

RETAIL -- 5.7%
The Neiman Marcus Group, Inc.+ .......................            100           2,263
American Stores Co. ..................................            900          29,700
Best Buy Co., Inc.+ ..................................            200          10,400
BJ's Wholesale Club, Inc.+ ...........................            200           5,288
Borders Group, Inc.+ .................................            100           1,406

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Circuit City Stores, Inc. ............................            200   $      15,325
Consolidated Stores Corp.+ ...........................          2,700          81,844
Dillards, Inc. .......................................          4,600         116,725
Federated Department Stores, Inc.+ ...................          2,000          80,250
Food Lion, Inc. ......................................          1,000           9,000
Fred Meyer, Inc.+ ....................................            400          23,550
Hannaford Brothers Co. ...............................            100           4,544
Harcourt General, Inc. ...............................            100           4,431
Jostens, Inc. ........................................          2,500          53,125
Kmart Corp.+ .........................................          1,600          26,900
Limited, Inc. ........................................            300          11,887
Miller (Herman), Inc. ................................            900          16,425
MSC Industrial Direct Co., Inc., Class A+ ............            100           1,700
Nordstrom, Inc. ......................................            300          12,262
Office Depot, Inc.+ ..................................            100           3,681
OfficeMax, Inc.+ .....................................          7,300          62,962
Payless ShoeSource, Inc.+ ............................            100           4,650
Rite Aid Corp. .......................................            500          12,500
Ross Stores, Inc. ....................................            800          35,050
Saks, Inc.+ ..........................................            200           5,200
Toys "R" Us, Inc.+ ...................................          5,100          95,944
Venator Group, Inc.+ .................................            500           3,531
Winn Dixie Stores, Inc. ..............................            300          11,213
                                                                        -------------
                                                                            1,395,056
                                                                        -------------

CONSUMER STAPLES -- 5.3%
FOOD, BEVERAGE & TOBACCO -- 5.2%
Archer-Daniels-Midland Co. ...........................          1,700          24,969
Brown-Forman Corp., Class B ..........................            100           5,763
Corn Products International, Inc.+ ...................          2,500          59,844
Dean Foods Company ...................................          1,700          60,562
Delaware Monte Foods Co. .............................          2,000          26,375
Dole Food, Inc. ......................................            200           5,950
Fleming Cos., Inc. ...................................          8,400          71,925
Hershey Foods Corp. ..................................            100           5,600
Hormel Foods Corp. ...................................            100           3,563
IBP, Inc. ............................................          2,000          37,250
Interstate Bakeries Corp. ............................            100           2,156
McCormick & Co., Inc. ................................            200           5,800
Newell Rubbermaid, Inc. ..............................            436          20,733
Premark International, Inc. ..........................            100           3,294
Quaker Oats Co. ......................................            100           6,256
RJR Nabisco Holdings Corp.@ ..........................          3,700          92,500
SUPERVALU, Inc. ......................................            400           8,250
Tyson Foods, Inc., Class A ...........................          1,400          28,963
Universal Foods Corp. ................................          3,000          61,875
US Foodservice, Inc.+ ................................            100           4,650
UST, Inc. ............................................          5,300         138,462
Whitman Corp. ........................................            300           5,156

----------------
126

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS -- 0.1%
Alberto Culver Co. ...................................            100   $       2,337
International Flavors & Fragrances, Inc. .............            300          11,269
                                                                        -------------
                                                                              693,502
                                                                        -------------

ENERGY -- 5.4%
ENERGY SERVICES -- 1.6%
Baker Hughes, Inc. ...................................            400           9,725
BJ Services Co.+ .....................................            200           4,687
ENSCO International, Inc. ............................            200           2,662
Nabors Industries, Inc.+ .............................            100           1,819
Tidewater, Inc. ......................................            100           2,588
Tosco Corp. ..........................................          5,100         126,544
Transocean Offshore, Inc. ............................            100           2,881
USX-Marathon Group, Inc. .............................          2,000          55,000

ENERGY SOURCES -- 3.8%
Amerada Hess Corp. ...................................          2,000         100,625
Apache Corp. .........................................            300           7,819
Burlington Resources, Inc. ...........................            600          23,962
Enron Oil & Gas Co. ..................................            300           4,988
Kerr-McGee Corp. .....................................          1,800          59,062
Midamerica Energy Holdings Co. .......................            400          11,200
Murphy Oil Corp. .....................................            100           4,150
Noble Affiliates, Inc. ...............................            200           5,800
Noble Drilling Corp.+ ................................            100           1,731
Occidental Petroleum Corp. ...........................          4,300          77,400
Ocean Energy, Inc. ...................................            200           1,363
Pennzoil Quaker State Co. ............................            200           2,475
Sonat, Inc. ..........................................            300           9,000
Sunoco, Inc. .........................................            300          10,819
Ultramar Diamond Shamrock Corp.+ .....................          2,800          60,550
Union Pacific Resources Group, Inc. ..................            900          10,688
Unocal Corp. .........................................            800          29,450
Valero Energy Corp. ..................................          3,100          77,112
                                                                        -------------
                                                                              704,100
                                                                        -------------

FINANCE -- 19.1%
BANKS -- 6.8%
AmSouth Bancorp. .....................................            400          18,200
Associated Banc-Corp. ................................            200           6,388
Astoria Financial Corp. ..............................            200          10,000
Bank United Corp., Class A ...........................            100           4,088
BB&T Corp. ...........................................            900          32,569
CCB Financial Corp. ..................................            100           5,406
Centura Banks, Inc. ..................................            100           5,819
Charter One Financial, Inc. ..........................            500          14,430
City National Corp. ..................................            100           3,088
Colonial Bancgroup, Inc. .............................            200           2,400
Comerica, Inc. .......................................            500          31,219
Commerce Bancshares, Inc. ............................            200           7,700

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Cullen/Frost Bankers, Inc. ...........................          1,500   $      71,906
Dime Bancorp, Inc. ...................................            300           6,956
First American Corp. .................................            300          11,062
First Security Corp. .................................            600          11,587
First Tennessee National Corp. .......................            500          18,312
First Virginia Banks, Inc. ...........................            100           4,569
Firstar Corp. ........................................            400          35,800
Firstmerit Corp. .....................................            200           5,150
Golden State Bancorp, Inc.+ ..........................            400           8,900
Golden West Financial Corp. ..........................            200          19,100
Greenpoint Financial Corp. ...........................            300          10,425
Hibernia Corp., Class A ..............................            600           7,875
Huntington Bancshares, Inc. ..........................            700          21,656
Lincoln National Corp. ...............................            300          29,662
Marshall & Ilsley Corp. ..............................            300          16,631
Mercantile Bancorp, Inc. .............................            500          23,750
Mercantile Bankshares Corp. ..........................            200           7,400
North Fork Bancorp., Inc. ............................            500          10,562
Northern Trust Corp. .................................            200          17,762
Old Kent Financial Corp. .............................            200           8,450
Popular, Inc. ........................................            400          12,350
Regions Financial Corp. ..............................            800          27,700
Republic New York Corp. ..............................          3,600         166,050
Southtrust Corp. .....................................            500          18,656
Sovereign Bancorp, Inc. ..............................          3,500          42,875
Summit Bancorp. ......................................            600          23,400
Synovus Financial Corp. ..............................            200           4,088
TCF Financial Corp. ..................................            300           7,800
Trustmark Corp. ......................................            100           1,969
Union Planters Corp. .................................            500          21,969
Unionbancal Corp. ....................................          1,400          47,687
United States Trust Corp. ............................            100           7,419
Valley National Bancorp ..............................            100           2,519
Washington Federal, Inc. .............................            110           2,310
Wilmington Trust Corp. ...............................            100           5,713
Zions Bancorp ........................................            100           6,650

FINANCIAL SERVICES -- 5.1%
Allmerica Financial Corp. ............................          1,200          66,075
AMBAC, Inc. ..........................................            200          10,800
AMRESCO, Inc.+ .......................................            100             769
Bear Stearns Cos., Inc. ..............................            315          14,077
Case Corp. ...........................................            300           7,612
CIT Group, Inc., Class A .............................            100           3,056
Compass Bancshares, Inc. .............................            300          10,350
Countrywide Credit Industries, Inc. ..................            300          11,250
Donaldson, Lufkin & Jenrette, Inc. ...................            100           6,975
Dow Jones & Co., Inc. ................................            100           4,719
Dun & Bradstreet Corp. ...............................          1,700          60,562
Edwards (A.G.), Inc. .................................            300           9,806
FINOVA Group, Inc. ...................................            100           5,188

----------------
128

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Fulton Financial Corp. ...............................            200   $       4,588
Heller Financial, Inc., Class A+ .....................            100           2,350
IndyMac Mortgage Holdings, Inc. ......................            200           2,175
Keystone Financial, Inc. .............................            200           6,450
Legg Mason, Inc. .....................................            200           6,737
Lehman Brothers Holdings, Inc. .......................            400          23,900
Leucadia National Corp. ..............................            100           3,025
Nationwide Financial Services, Inc., Class A .........            100           4,200
Pacific Century Financial Corp. ......................          5,800         121,075
PaineWebber Group, Inc. ..............................            400          15,950
Peoples Heritage Financial Group, Inc. ...............            400           7,200
Provident Financial Group, Inc. ......................            100           3,838
Raymond James Financial, Inc. ........................            200           3,950
ReliaStar Financial Corp. ............................            700          29,837
S&P Mid-Cap Depository Receipts ......................          1,488         102,579
United Asset Management Corp. ........................            200           4,525
Waddell & Reed Financial, Inc.+ ......................            200           4,100
Waddell & Reed Financial, Inc., Class B ..............          5,900         117,262

INSURANCE -- 7.2%
20th Century Industries ..............................            200           3,250
Ace Ltd. .............................................          1,700          53,019
Aetna, Inc. ..........................................          1,700         141,100
Aflac, Inc. ..........................................            700          38,106
American Bankers Insurance Group, Inc. ...............            100           5,200
American Financial Group, Inc. .......................            100           3,519
Cincinnati Financial Corp. ...........................            600          21,862
CMAC Investment Corp. ................................          2,100          81,900
CNA Financial Corp.+ .................................          2,700         104,794
Conseco, Inc. ........................................            600          18,525
Erie Indemnity Co. ...................................            200           5,500
Everest Reinsurance Holdings, Inc. ...................          2,600          81,087
Financial Security Assured Holdings Ltd. .............            100           4,963
Fremont General Corp. ................................            200           3,813
Hartford Life, Inc., Class A .........................            100           5,500
Horace Mann Educators Corp. ..........................          1,200          27,825
Jefferson Pilot Corp. ................................            300          20,325
MBIA, Inc. ...........................................            300          17,400
Mercury General Corp. ................................            600          20,925
Mony Group, Inc. .....................................          2,100          52,237
Ohio Casualty Corp. ..................................            100           3,900
Old Republic International Corp. .....................            500           9,125
Orion Capital Corp. ..................................            100           3,125
PMI Group, Inc. ......................................            100           4,638
Protective Life Corp. ................................            200           7,575
Provident Cos., Inc. .................................            300          10,369
Reliance Group Holdings, Inc. ........................            100             756
SAFECO Corp. .........................................            500          20,219
Torchmark, Inc. ......................................          1,300          41,112
Transamerica Corp. ...................................            400          28,400
Transatlantic Holdings, Inc. .........................            700          52,500

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Unitrin Inc. .........................................            200   $       6,250
UNUM Corp. ...........................................            400          19,025
XL Capital Ltd .......................................            400          24,300
                                                                        -------------
                                                                            2,505,101
                                                                        -------------

HEALTHCARE -- 6.4%
DRUGS -- 0.6%
Allergan, Inc. .......................................            200          17,575
Bergen Brunswig Corp., Class A .......................            200           4,000
ICN Pharmaceuticals, Inc. ............................            200           5,038
Mallinckrodt, Inc. ...................................            300           7,987
Mylan Laboratories, Inc. .............................          1,500          41,156

HEALTH SERVICES -- 4.2%
Cardinal Health, Inc., Class A .......................            200          13,200
Foundation Health Systems, Inc.+ .....................            200           2,438
HCR Manor Care, Inc. .................................            200           4,563
Humana, Inc.+ ........................................          4,200          72,450
IMS Health, Inc. .....................................            400          13,250
Integrated Health Services, Inc.+ ....................            100             550
MedPartners, Inc.+ ...................................         12,400          58,900
Omnicare, Inc. .......................................            100           1,906
Pacificare Health Systems, Inc., Class B+ ............            100           6,825
Quest Diagnostics, Inc.+ .............................          4,800         106,800
Sierra Health Services, Inc. .........................          2,400          31,200
Tenet Healthcare Corp.+ ..............................          5,100          96,581
Total Renal Care Holdings, Inc.+ .....................          6,700          73,700
Trigon Healthcare, Inc.+ .............................          2,000          68,500
Wellpoint Health Networks, Inc., Class A+ ............            100           7,581

MEDICAL PRODUCTS -- 1.6%
Acuson Corp.+ ........................................          4,200          62,737
Bard (C.R.), Inc. ....................................            200          10,087
Bausch & Lomb, Inc. ..................................            100           6,500
Dentsply International, Inc. .........................            100           2,325
EG & G, Inc. .........................................            100           2,638
Genzyme Corp.+ .......................................            200          10,088
Owens Corning Co. ....................................            200           6,363
Polymer Group, Inc. ..................................          6,500          60,125
St. Jude Medical, Inc.+ ..............................          2,000          48,750
                                                                        -------------
                                                                              843,813
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 10.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
Cordant Technologies, Inc. ...........................            100           3,981
General Dynamics Corp. ...............................            400          25,700
Harsco Corp. .........................................            100           2,519
ITT Industries, Inc. .................................            300          10,613
Litton Industries, Inc. ..............................            100           5,750
Northrop Grumman Corp.+ ..............................          1,700         101,787

----------------
130

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Orbital Sciences Corp.+ ..............................          1,000   $      28,313

BUSINESS SERVICES -- 4.1%
Allied Waste Industries, Inc.+ .......................          3,800          54,862
Armstrong World Industries, Inc. .....................            100           4,519
Ball Corp. ...........................................          1,800          84,487
Browning-Ferris Industries, Inc. .....................          2,200          84,837
Comdisco, Inc. .......................................            200           3,575
Convergys Corp.+ .....................................            200           3,425
DeLuxe Corp. .........................................            300           8,738
FDX Corp.+ ...........................................            500          46,406
Fiserv, Inc.+ ........................................            100           5,363
Ikon Office Solutions, Inc. ..........................            300           3,844
Inacom Corp. .........................................          4,600          35,650
National Service Industries, Inc. ....................            100           3,406
Owens-Illinois, Inc.+ ................................            300           7,500
Pall Corp. ...........................................            400           6,625
Prologis Trust .......................................            300           6,150
R.R. Donnelley & Sons Co. ............................            300           9,656
RH Donnelley Corp. ...................................            100           1,544
Rowan Cos., Inc.+ ....................................            100           1,269
Sabre Group Holdings, Inc. ...........................            100           4,538
Safety Kleen Corp. New ...............................          5,500          72,875
Stewart Enterprises, Inc., Class A ...................            100           1,606
Timken Co ............................................            100           1,625
Trinity Industries, Inc. .............................            100           2,938
United States Industries, Inc.+ ......................            300           4,931
United States Office Products Co. ....................            100             400
Unova, Inc. ..........................................          3,300          43,519
US Filter Corp.+ .....................................            300           9,187
Waste Management, Inc. ...............................            600          26,625
York International Corp. .............................            100           3,531

ELECTRICAL EQUIPMENT -- 1.1%
AGCO Corp. ...........................................            100             656
Dover Corp. ..........................................            600          19,725
Harnischfeger Industries, Inc. .......................            100             569
Hubbell, Inc., Class B ...............................            200           8,000
Johnson Controls, Inc. ...............................            300          18,713
Thomas & Betts Corp. .................................            200           7,513
UCAR International, Inc.+ ............................          6,500          91,812

MACHINERY -- 1.6%
Aeroquip-Vickers, Inc. ...............................            100           5,731
Coflexip SA ADR ......................................            800          27,600
Coltec Industries, Inc.+ .............................          3,500          63,656
Cooper Industries, Inc. ..............................            300          12,788
Danaher Corp. ........................................            100           5,225
Ingersoll-Rand Co. ...................................            500          24,812
Mettler Toledo International, Inc. ...................            600          14,850
Parker Hannifin Corp. ................................            400          13,700
Pentair, Inc. ........................................            100           3,375

                                                                ----------------
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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Snap-On Tools Corp. ..................................          1,200   $      34,800

MULTI-INDUSTRY -- 0.7%
Canadian Pacific Ltd. ................................          3,800          73,862
Crane Co. ............................................            100           2,419
Lancaster Colony Corp. ...............................            100           2,663
Ogden Corp. ..........................................            100           2,406
Teleflex, Inc. .......................................            100           3,406
Thermo Electron Corp. ................................            300           4,069

TRANSPORTATION -- 1.1%
Airborne Freight Corp. ...............................            200           6,225
CNF Transportation, Inc. .............................            200           7,562
Delta Air Lines, Inc. ................................            500          34,750
GATX Corp. ...........................................            200           6,588
Newport News Shipbuilding, Inc. ......................          1,600          50,700
Southwest Airlines Co. ...............................          1,100          33,275
The St. Joe Co. ......................................            100           2,425
UAL Corp.+ ...........................................            100           7,775
                                                                        -------------
                                                                            1,313,944
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 4.4%
BROADCASTING & MEDIA -- 2.7%
ACNielson Corp.+ .....................................            200           5,425
Belo A. H. Corp. .....................................          3,000          54,750
Cablevision Systems Corp., Class A+ ..................            300          22,237
Capstar Broadcasting Corp., ClassA+ ..................            100           2,294
Central Newspapers, Inc., Class A ....................            100           3,113
Harte Hanks Communications Co. .......................            100           2,744
King World Productions, Inc.+ ........................            200           6,112
Knight-Ridder, Inc. ..................................            300          15,000
Loews Corp. ..........................................          1,400         104,475
McGraw-Hill Cos., Inc. ...............................            600          32,700
New York Times Co., Class A ..........................          2,300          65,550
Primedia, Inc. .......................................            100           1,400
Readers Digest Association, Inc., Class A ............            300           9,431
Scripps (E.W) Co., Class A ...........................            100           4,425
Sinclair Broadcast Group, Inc.+ ......................            100           1,456
TCA Cable Tv, Inc. ...................................            100           4,350
Tribune Co. ..........................................            100           6,544
USA Networks, Inc.+ ..................................            300          10,744

ENTERTAINMENT PRODUCTS -- 0.6%
Brunswick Corp. ......................................            300           5,719
Callaway Golf Co. ....................................            200           2,037
Hasbro, Inc. .........................................          2,400          69,450
Polaroid Corp. .......................................            100           2,006

LEISURE & TOURISM -- 1.1%
Brinker International, Inc.+ .........................            200           5,162
CBRL Group, Inc. .....................................            100           1,800
Circus Circus Enterprises, Inc.+ .....................            200           3,513

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132

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
CKE Restaurants, Inc. ................................            100   $       1,975
Continental Airlines, Inc., Class B+ .................            200           7,600
Darden Restaurants, Inc. .............................            400           8,250
Harrah's Entertainment, Inc.+ ........................            200           3,813
Hilton Hotels Corp. ..................................            400           5,625
Mirage Resorts, Inc.+ ................................            400           8,500
Northwest Airlines Corp., Class A+ ...................            100           2,781
Park Place Entertainment Corp. .......................            300           2,269
Promus Hotel Corp. ...................................            100           3,638
Tricon Global Restaurants, Inc.+ .....................          1,000          70,250
USAirways Group, Inc.+ ...............................            200           9,762
Wendy's International, Inc. ..........................            300           8,531
                                                                        -------------
                                                                              575,431
                                                                        -------------

INFORMATION TECHNOLOGY -- 7.9%
COMMUNICATION EQUIPMENT -- 1.3%
3Com Corp.+ ..........................................            500          11,656
Cabletron Systems, Inc.+ .............................          7,200          58,950
Comsat Corp. .........................................            200           5,788
General Instrument Corp.+ ............................            200           6,062
Unisys Corp. .........................................            800          22,150
Varian Associates, Inc. ..............................          1,700          65,875

COMPUTERS & BUSINESS EQUIPMENT -- 2.9%
Adaptec, Inc.+ .......................................            200           4,563
Apple Computer, Inc.+ ................................            400          14,375
Arrow Electronics, Inc.+ .............................            300           4,500
Avnet, Inc. ..........................................          3,400         124,525
CompUSA, Inc.+ .......................................            100             700
Diebold, Inc. ........................................            200           4,800
Honeywell, Inc. ......................................            800          60,650
Iomega Corp.+ ........................................            900           4,612
Micron Technology, Inc.+ .............................            500          24,125
NCR Corp.+ ...........................................            400          20,000
Plantronics, Inc. New ................................            600          37,537
Quantum Corp.+ .......................................          3,000          54,000
Seagate Technology, Inc.+ ............................            500          14,781
Silicon Graphics, Inc.+ ..............................            600          10,012
Tech Data Corp.+ .....................................            100           2,294
Western Digital Corp.+ ...............................            200           1,588

ELECTRONICS -- 1.9%
Advanced Micro Devices, Inc.+ ........................            400           6,200
AMP, Inc. ............................................            700          37,581
BEC Energy ...........................................            200           7,350
Conectiv, Inc. .......................................            300           5,813
Eaton Corp. ..........................................            200          14,300
KLA-Tencor Corp.+ ....................................            200           9,713
LSI Logic Corp.+ .....................................            300           9,356
Molex, Inc. ..........................................            200           5,875
National Semiconductor Corp.+ ........................            400           3,725

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Pittway Corp., Class A ...............................            100   $       2,650
Scientific-Atlanta, Inc. .............................            100           2,725
Tektronix, Inc. ......................................            200           5,050
Vishay Intertechnology, Inc.+ ........................          8,900         129,606

SOFTWARE -- 1.0%
Adobe Systems, Inc. ..................................          1,600          90,800
Atmel Corp.+ .........................................            200           3,038
Novell, Inc.+ ........................................          1,100          27,706
Sterling Software, Inc.+ .............................            200           4,750
Teradyne, Inc.+ ......................................            100           5,456

TELECOMMUNICATIONS -- 0.8%
Frontier Corp. .......................................            100           5,188
Harris Corp. .........................................            300           8,588
Level 3 Communications, Inc.+ ........................          1,000          72,812
McLeodUSA, Inc., Class A+ ............................            100           4,200
Nextel Communications, Inc., Class A+ ................            300          10,987
PanAmSat Corp.+ ......................................            100           3,113
                                                                        -------------
                                                                            1,030,125
                                                                        -------------

MATERIALS -- 7.1%
CHEMICALS -- 2.2%
Air Products & Chemicals, Inc. .......................            700          23,975
Ashland, Inc. ........................................            200           8,187
Cabot Corp. ..........................................            100           2,125
Crompton & Knowles Corp. .............................          3,100          48,825
Eastman Chemical Co. .................................            300          12,619
Engelhard Corp. ......................................            300           5,081
FMC Corp.+ ...........................................            100           4,938
Grace W R & Co. ......................................            200           2,425
Great Lakes Chemical Corp. ...........................            200           7,350
Hercules, Inc. .......................................            200           5,050
IMC Global, Inc. .....................................          2,800          57,225
Lubrizol Corp. .......................................            200           4,500
Lyondell Petrochemical Co. ...........................            100           1,369
Millenium Chemicals, Inc. ............................            300           5,962
Morton International, Inc. ...........................            400          14,700
Nalco Chemical Co. ...................................            300           7,969
Praxair, Inc. ........................................            400          14,425
R.P.M., Inc. .........................................            300           3,994
Rohm & Haas Co. ......................................            400          13,425
Sherwin Williams Co. .................................            500          14,062
Sigma-Aldrich Corp. ..................................            300           8,775
Solutia, Inc. ........................................            400           6,950
Union Carbide Corp. ..................................            400          18,075
Witco Corp. ..........................................            200           2,538

FOREST PRODUCTS -- 3.3%
American Greetings Corp., Class A ....................            300           7,612
Bemis Co., Inc. ......................................            100           3,106
Boise Cascade Corp. ..................................            200           6,450

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134

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Bowater, Inc. ........................................            200   $       7,925
Buckeye Technologies, Inc. ...........................          3,000          42,000
Champion International Corp. .........................            300          12,319
Consolidated Papers, Inc. ............................            100           2,350
Georgia-Pacific Corp.@ ...............................            600          44,550
Georgia-Pacific Timber Group .........................          6,000         134,625
Louisiana-Pacific Corp. ..............................            400           7,450
Mead Corp. ...........................................            400          12,300
Reynolds & Reynolds Co., Class A .....................            100           1,900
Smurfit Stone Container Corp. ........................            300           5,794
Sonoco Products Co. ..................................            300           6,900
Temple-Inland, Inc. ..................................            200          12,550
Union Camp Corp. .....................................            200          13,425
Unisource Worldwide, Inc. ............................          7,800          55,575
Westvaco Corp. .......................................            400           8,400
Weyerhaeuser Co. .....................................            600          33,300
Willamette Industries, Inc. ..........................            400          15,100

METALS & MINERALS -- 1.6%
Allegheny Teldyne, Inc. ..............................            500           9,469
Arch Chemicals, Inc. .................................          1,450          24,287
Crown, Cork & Seal Co., Inc. .........................            400          11,425
Cyprus Amax Minerals Co. .............................            400           4,850
Fluor Corp. ..........................................            300           8,100
Homestake Mining Co. .................................            800           6,900
Ispat International NV+ ..............................          8,200          60,987
Kennametal, Inc. .....................................            100           1,750
Lafarge Corp. ........................................            100           2,800
Martin Marietta Materials, Inc. ......................            100           5,706
Newmont Mining Corp. .................................            500           8,750
Olin Corp. ...........................................            100           1,006
Phelps Dodge Corp. ...................................            200           9,850
Raychem Corp. ........................................            200           4,513
Reynolds Metals Co. ..................................            200           9,662
Southdown, Inc. ......................................            100           5,369
USG Corp.+ ...........................................            100           5,138
USX-US Steel Group, Inc. .............................            300           7,050
Vulcan Materials Co. .................................            300          12,394
Worthington Industries, Inc. .........................            300           3,525
                                                                        -------------
                                                                              931,706
                                                                        -------------

REAL ESTATE -- 2.2%
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
AMB Property Corp. ...................................            200           4,150
Apartment Investment & Management Co., Class A .......            200           7,250
Archstone Communities Trust ..........................            300           6,037
Arden Realty Group, Inc. .............................            200           4,450
Avalonbay Communities, Inc. ..........................            300           9,487
CarrAmerica Realty Corp. .............................            200           4,413
Cornerstone Properties, Inc. .........................            300           4,388
Crescent Real Estate Equities Co. ....................            400           8,600

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Duke Realty Investments, Inc. ........................            300   $       6,450
Equity Office Properties Trust .......................            900          22,894
Equity Residential Properties Trust ..................            400          16,500
Healthcare Realty Trust ..............................          2,500          47,500
Highwoods Properties, Inc. ...........................            200           4,712
Host Marriott Corp. ..................................            100           1,113
HRPT Properties Trust ................................            500           6,750
Kimco Realty Corp. ...................................            200           7,375
Liberty Property Trust ...............................            200           4,150
Mack-Cali Realty Corp. ...............................            200           5,875
Patriot American Hospitality, Inc. ...................            300           1,538
Post Properties, Inc. ................................            100           3,600
Public Storage, Inc. .................................            200           5,000
Rouse Co. ............................................            200           4,437
Simon Property Group, Inc. ...........................            600          16,462
Spieker Properties, Inc. .............................            200           7,050
Starwood Hotels & Resorts Worldwide, Inc. ............          2,300          65,694
Vornado Realty Trust .................................            200           6,900
                                                                        -------------
                                                                              282,775
                                                                        -------------

UTILITIES -- 11.5%
ELECTRIC UTILITIES -- 8.6%
Allegheny Energy, Inc. ...............................            400          11,800
Ameren Corp. .........................................            400          14,475
American Electric Power Co., Inc. ....................            700          27,781
Carolina Power & Light Co. ...........................            500          18,906
Central & South West Corp. ...........................            700          16,406
Cinergy Corp. ........................................            500          13,750
Citizens Utilities Co., Class B ......................            700           5,425
CMP Group, Inc. ......................................          7,400         135,975
CMS Energy Corp. .....................................            300          12,019
Consolidated Edison, Inc. ............................            800          36,250
Dominion Resources, Inc. .............................            700          25,856
DPL, Inc. ............................................            500           8,250
DQE, Inc. ............................................            300          11,512
DTE Energy Co. .......................................            500          19,219
Energy East Corp. ....................................            200          10,513
Entergy Corp. ........................................            800          22,000
Firstenergy Corp. ....................................          2,600          72,637
Florida Progress Corp. ...............................            300          11,325
GPU, Inc. ............................................            400          14,925
Illinova Corp. .......................................          2,500          52,969
Interstate Energy Corp. ..............................            200           5,300
Ipalco Enterprises ...................................          1,400          30,712
Kansas City Power & Light Co. ........................            200           4,925
Keyspan Energy .......................................            400          10,050
LG & E Energy Corp. ..................................            400           8,325
Montana Power Co. ....................................            200          14,712
New Century Energies, Inc. ...........................            400          13,625
New England Electric Systems .........................            200           9,700

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136

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Niagara Mohawk Holdings, Inc. ........................          5,600   $      75,250
NIPSCO Industries, Inc. ..............................            500          13,500
Northeast Utilities+ .................................          5,400          74,925
Northern States Power Co. ............................            600          13,912
Oge Energy Corp. .....................................            200           4,513
P P & L Resources, Inc. ..............................            500          12,375
PacifiCorp ...........................................          1,100          18,975
PECO Energy Co. ......................................            700          32,375
Pinnacle West Capital Corp. ..........................            300          10,913
Potomac Electric Power Co. ...........................            400           9,275
Public Service Enterprise Group, Inc. ................            800          30,550
Puget Sound Energy, Inc. .............................            200           4,613
SCANA Corp. ..........................................          2,400          52,050
Sempra Energy + ......................................            700          13,431
Sierra Pacific Resources Co. .........................            600          21,112
TECO Energy, Inc. ....................................            500           9,938
Texas Utilities Co. ..................................            900          37,519
Unicom Corp. .........................................            700          25,594
UtiliCorp United, Inc. ...............................            450          10,238
Western Resources, Inc. ..............................            300           8,006
Wisconsin Energy Corp. ...............................            400          10,450

GAS & PIPELINE UTILITIES -- 2.3%
American Water Works, Inc. ...........................            200           5,813
Baltimore Gas & Electric Co.+ ........................            500          12,687
Coastal Corp. ........................................            600          19,800
Columbia Gas Systems, Inc. ...........................            300          15,675
Consolidated Natural Gas Co. .........................            400          19,475
Dynegy, Inc. .........................................          5,800          81,562
Eastern Enterprises ..................................          1,200          43,650
El Paso Energy Corp. .................................            400          13,075
KN Energy, Inc. ......................................            300           5,981
MCN Corp. ............................................            200           3,213
National Fuel Gas Co. ................................            100           3,925
Nicor, Inc. ..........................................            100           3,594
Pioneer Natural Resources Co. ........................            300           2,325
Questar Corp. ........................................            200           3,388
Reliant Energy, Inc. .................................            800          20,850
Southwest Gas Corp. ..................................          1,600          44,000

TELEPHONE -- 0.6%
Alltel Corp. .........................................            500          31,187
AT&T Corp. ...........................................            312          16,419
Century Telephone Enterprises, Inc. ..................            300          21,075
Telephone & Data Systems, Inc. .......................            100           5,638
                                                                        -------------
                                                                            1,502,188
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $11,847,098)........                     11,777,741
                                                                        -------------

                                                                ----------------

                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 0.1%                              AMOUNT           VALUE
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 4.40% due 5/20/99 (cost
 $19,880)@............................................  $      20,000   $      19,880
                                                                        -------------


REPURCHASE AGREEMENTS -- 9.9%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.9%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.00% dated 03/31/99 to be repurchased
 04/01/99 in the amount of $220,024 and collateralized
 by $215,000 of U.S. Treasury Bonds, bearing interest
 at 6.25% due 08/15/23 and having an approximate
 aggregate value of $225,750 .........................        220,000         220,000

Agreement with State Street Bank & Trust Co., bearing
 interest at 4.85% dated 03/31/99 to be repurchased
 04/01/99 in the amount of $1,073,145 and
 collateralized by $850,000 of U.S. Treasury Bonds,
 bearing interest at 8.00% due 11/15/21 and having an
 approximate aggregate value of $1,095,438 ...........      1,073,000       1,073,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $1,293,000).........                      1,293,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $13,159,978)                     100.0 %      13,090,621
Liabilities in excess of other assets
  --                                       0.0            (2,898)
                                         ------      -----------
NET ASSETS --                            100.0 %     $13,087,723
                                         ------      -----------
                                         ------      -----------

-------------

+   Non-income producing security

ADR -- American Depository Receipt

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                               VALUE AS OF
NUMBER OF                            EXPIRATION   VALUE AT      MARCH 31,     UNREALIZED
CONTRACTS  DESCRIPTION                  DATE     TRADE DATE       1999       DEPRECIATION
------------------------------------------------------------------------------------------
 2 Long    Standard & Poors 500
           Index                     June 1999    $ 130,843     $ 129,330      $  (1,513)
                                                                                  ------
                                                                                  ------

See Notes to Financial Statements

----------------
138

----------------

SEASONS SERIES TRUST SMALL CAP
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 92.0%                                      SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.9%
APPAREL & TEXTILES -- 2.5%
Albany International Corp., Class A ..................            100   $       1,875
American Eagle Outfitters, Inc.+ .....................            100           7,169
Authentic Fitness Corp. ..............................            200           3,087
Burlington Industries, Inc.+ .........................            200           1,325
Collins & Aikman Corp.+ ..............................            500           2,375
Donna Karan International, Inc.+ .....................            200           1,525
G & K Services, Inc., Class A ........................            500          23,094
Goody's Family Clothing, Inc.+ .......................            200           2,787
Kellwood Co. .........................................            200           4,412
Kenneth Cole Productions, Inc.+ ......................          1,100          29,012
Nautica Enterprises, Inc.+ ...........................            300           3,394
Nine West Group, Inc.+ ...............................            100           2,469
North Face, Inc.+ ....................................            100           1,250
Oakley, Inc.+ ........................................            100             694
Oshkosh B Gosh, Inc. .................................            100           1,769
Oxford Industries, Inc. ..............................            100           2,438
Phillips Van Heusen Corp. ............................            300           2,081
Quiksilver, Inc.+ ....................................          1,400          59,150
Russell Corp. ........................................            200           4,025
St. John Knits, Inc ..................................            100           2,638
Stride Rite Corp. ....................................            400           4,900
Tarrant Apparel Group, Inc.+ .........................          1,500          63,000
Texas Industries, Inc. ...............................            100           2,481
Timberland Co.+ ......................................            600          37,837
Vans, Inc.+ ..........................................          1,700          11,900
Wolverine World Wide, Inc. ...........................            300           2,850

AUTOMOTIVE -- 1.0%
Aftermarket Technology Corp.+ ........................            200           1,363
Apogee Enterprises, Inc. .............................            300           3,563
Arvin Industries, Inc. ...............................            200           6,737
Bandag, Inc. .........................................            100           2,813
Borg-Warner Automotive, Inc. .........................            100           4,781
Coachmen Industries, Inc. ............................            100           2,050
CSK Auto Corp.+ ......................................            100           2,994
Delco Remy International, Inc.+ ......................            200           1,825
Detroit Diesel Corp. .................................            100           2,250
Dollar Thrifty Automotive Group, Inc.+ ...............            200           3,450
Donaldson Co., Inc. ..................................            300           5,400
Federal Signal Corp. .................................            300           6,262
Group 1 Automotive, Inc.+ ............................            100           2,456
Hayes Lemmerz International, Inc.+ ...................            100           2,350
Keystone Automotive Industries, Inc.+ ................            100           1,625
Mark IV Industries, Inc. .............................            200           2,613
Mascotech, Inc. ......................................            300           4,650
Midas, Inc. ..........................................            100           3,338
Modine Manufacturing Co. .............................            100           2,806

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
O'Reilly Automotive, Inc.+ ...........................            100   $       4,475
OEA, Inc. ............................................            200           1,650
Penske Motorsports, Inc.+ ............................            400          14,100
Polaris Industries, Inc. .............................            100           3,175
Skyline Corp. ........................................            100           2,775
SPX Corp.+ ...........................................            200          10,087
Stoneridge, Inc.+ ....................................            100           1,388
Superior Industries International, Inc. ..............            100           2,325
Tower Automotive, Inc.+ ..............................            300           5,587
Winnebago Indiana, Inc. ..............................            200           2,800

HOUSING -- 2.1%
American Homestar Corp.+ .............................            200           1,463
Bassett Furniture Industries, Inc. ...................            100           2,213
Briggs & Stratton Corp. ..............................            100           4,931
Champion Enterprises, Inc.+ ..........................            300           5,812
Comfort Systems USA, Inc.+ ...........................            300           4,387
Cost Plus, Inc.+ .....................................          1,350          39,656
Crossmann Communities, Inc.+ .........................            900          17,944
Fairfield Communities, Inc.+ .........................            400           3,575
Fedders USA, Inc. ....................................            300           1,519
Foster Wheeler Corp. .................................            300           3,637
Garden Ridge Corp.+ ..................................            200           1,363
Genlyte Group, Inc.+ .................................            100           1,600
Griffon Corp.+ .......................................            300           2,063
Group Maintenance America Corp.+ .....................            100           1,138
Hughes Supply, Inc. ..................................            100           2,275
Juno Lighting, Inc. ..................................            200           4,487
Kaufman & Broad Home Corp. ...........................            200           4,512
La-Z-Boy, Inc. .......................................            400           7,600
Libbey, Inc. .........................................            200           6,200
Meadowcraft, Inc.+ ...................................          1,400           8,400
Mikasa, Inc. .........................................            200           1,475
National Presto Industries, Inc. .....................            100           3,544
NCI Building Systems, Inc.+ ..........................            100           2,350
NVR, Inc.+ ...........................................            100           4,212
Oakwood Homes Corp. ..................................            200           2,813
Oneida Ltd. ..........................................            100           1,700
Palm Harbor Homes, Inc.+ .............................            100           2,175
Rayovac Corp.+ .......................................            100           2,756
Regal-Beloit Corp. ...................................            200           3,612
Regis Corp. ..........................................            150           3,994
Ryland Group, Inc. ...................................            100           2,531
SLI, Inc.+ ...........................................            900          18,900
Standard Pacific Corp. ...............................            200           2,575
Sunrise Assisted Living, Inc.+ .......................          1,000          45,562
Tecumseh Products Co.+ ...............................            100           5,094
Toll Brothers, Inc.+ .................................            200           3,625
Toro Co. .............................................            100           3,138
United States Home Corp.+ ............................            100           3,262
Virco Manufacturing Co. ..............................            100           1,388

----------------
140

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL -- 6.3%
Action Performance Cos., Inc.+ .......................          3,100   $      93,387
Ames Department Stores, Inc.+ ........................          1,900          70,537
AnnTaylor Stores Corp.+ ..............................            100           4,419
Barnett, Inc.+ .......................................            100             875
Beyond.com Corp.+ ....................................            600          15,712
Brylane, Inc.+ .......................................            100           2,425
Burlington Coat Factory Warehouse, Inc.+ .............            200           2,350
Caseys General Stores, Inc. ..........................            400           5,900
Childrens Place Retail Stores, Inc.+ .................            100           2,694
Claire's Stores, Inc. ................................            800          24,100
Coinmach Laundry Corp.+ ..............................            100           1,025
Coldwater Creek, Inc.+ ...............................            100           1,150
Cybershop International, Inc.+ .......................            700          10,150
Duane Reade, Inc.+ ...................................            100           2,788
Eagle Hardware & Garden, Inc.+ .......................            200           7,637
Finlay Enterprises, Inc.+ ............................            100           1,081
Footstar, Inc.+ ......................................            100           3,200
Fred's, Inc. .........................................            100           1,100
Genesis Direct, Inc.+ ................................            200             856
Guitar Center, Inc.+ .................................            100           2,044
Hancock Fabrics, Inc. ................................            200           1,263
Handleman Co.+ .......................................            300           4,012
Heilig-Meyers Co. ....................................            500           2,594
Hollywood Entertainment Corp.+ .......................            100           1,863
Homebase, Inc.+ ......................................            400           1,775
Ingles Markets, Inc. .................................            200           2,300
Jostens, Inc. ........................................            200           4,250
Just For Feet, Inc.+ .................................            200           2,500
K & G Mens Center, Inc.+ .............................            100             994
Lands End, Inc.+ .....................................            100           3,463
Linens' N Things, Inc.+ ..............................            300          13,612
Longs Drug Stores Corp. ..............................            200           6,087
Mac-Gray Corp.+ ......................................         13,000         119,437
Men's Wearhouse, Inc.+ ...............................            100           2,888
Michaels Stores, Inc.+ ...............................            200           4,937
Microage, Inc.+ ......................................            200           1,075
Musicland Stores, Inc.+ ..............................            300           2,644
Pacific Sunwear of California+ .......................          2,800          97,300
Petco Animal Supplies, Inc.+ .........................            200           2,000
PetSmart, Inc.+ ......................................            600           4,819
Ruddick Corp. ........................................            200           3,900
Shoe Carnival, Inc.+ .................................          1,200          15,000
ShopKo Stores, Inc.+ .................................            200           5,975
Smart + Final, Inc. ..................................            200           1,875
Sothebys Holdings, Inc.+ .............................            200           6,475
Spiegel, Inc., Class A+ ..............................            300           1,838
Stage Stores, Inc.+ ..................................          2,900          21,025
Stein Mart Inc.+ .....................................            100           1,000
Sunglass Hut International, Inc.+ ....................            300           3,150
Syms Corp.+ ..........................................            200           1,488
The Buckle, Inc. .....................................            100           2,250

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
The Sports Authority, Inc.+ ..........................            300   $       2,194
Ticketmaster Online-Citysearch, Inc. .................          2,000          67,250
Trans World Airlines, Inc.+ ..........................            400           2,075
Value City Department Stores, Inc. ...................            200           1,950
West Marine, Inc.+ ...................................            100             888
Wet Seal, Inc.+ ......................................            100           3,687
Wild Oats Markets, Inc.+ .............................            800          21,700
Zale Corp.+ ..........................................            200           6,837
                                                                        -------------
                                                                            1,334,506
                                                                        -------------

CONSUMER STAPLES -- 1.8%
FOOD, BEVERAGE & TOBACCO -- 1.6%
Agribrands International, Inc.+ ......................            100           3,288
American Italian Pasta Co., Class A+ .................            100           2,500
Beringer Wine Estates Holdings, Inc., Class B+ .......            100           3,638
Boston Beer, Inc.+ ...................................            200           1,550
Canadaigua Wines Inc., Class A+ ......................            100           5,037
Chiquita Brands International, Inc. ..................            300           3,056
Coors Adolph Co. .....................................            200          10,800
Corn Products International, Inc.+ ...................            200           4,787
Dreyer's Grand Ice Cream, Inc. .......................            900          11,644
EarthShell Corp.+ ....................................            200           1,950
Fleming Cos., Inc. ...................................            300           2,569
General Cigar Holdings, Inc., Class A+ ...............            100             931
Great Atlantic & Pacific Tea, Inc. ...................            200           6,000
Hain Food Group, Inc.+ ...............................            100           1,650
Horizon Organic Holding Corp.+ .......................          1,100          16,225
International Multifoods Corp. .......................            100           2,331
Ionics, Inc.+ ........................................            100           3,013
Lance, Inc. ..........................................            100           1,625
Northland Cranberries, Inc. ..........................          1,500          10,875
Performance Food Group Co.+ ..........................            100           2,625
Pilgrims Pride Corp. .................................            100           1,644
Ralcorp Holdings, Inc.+ ..............................            200           3,800
Richfood Holdings, Inc. ..............................            300           6,469
Schweitzer Mauduit International, Inc. ...............            200           2,300
Smithfield Foods, Inc.+ ..............................          1,300          29,494
Smucker J M Co. ......................................            200           4,462
Tejon Ranch Co. ......................................            100           1,656
United Natural Foods, Inc.+ ..........................            500          11,687
United Water Resources, Inc. .........................            100           2,075
Universal Corp. ......................................            300           7,669
Universal Foods Corp. ................................            300           6,187
Vlasic Foods International, Inc.+ ....................            200           2,588

HOUSEHOLD PRODUCTS -- 0.2%
Carter Wallace, Inc. .................................            100           1,812
Central Garden & Pet Co.+ ............................            100           1,687
Chattem, Inc.+ .......................................            100           3,125
Church & Dwight, Inc. ................................            100           4,075
Clarcor, Inc. ........................................            200           3,412

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS (CONTINUED)
CSS Industries, Inc.+ ................................            100   $       2,225
French Fragrances, Inc.+ .............................            100             575
Gibson Greetings, Inc.+ ..............................            200           1,463
Playtex Products, Inc.+ ..............................            100           1,513
Samsonite Corp.+ .....................................            100             613
Scott Technologies, Inc.+ ............................            200           3,475
                                                                        -------------
                                                                              200,100
                                                                        -------------

ENERGY -- 2.2%
ENERGY SERVICES -- 0.5%
Avista Corp. .........................................            200           3,250
Friede Goldman International, Inc.+ ..................            100           1,600
Friedman, Billings, Ramsey Group, Inc.+ ..............            200           1,338
Hanover Compressor Co.+ ..............................            100           2,650
Inhale Therapeutic Systems, Inc.+ ....................            100           2,712
Key Energy Services+ .................................            300           1,406
Marine Drilling Co., Inc.+ ...........................            400           4,400
Maverick Tube Corp.+ .................................            200           1,413
Offshore Logistics, Inc.+ ............................            200           2,325
Patterson Energy, Inc.+ ..............................            400           2,225
Pride International, Inc.+ ...........................            400           3,300
RPC, Inc. ............................................            300           1,931
Tuboscope, Inc.+ .....................................            200           1,800
Vintage Petroleum, Inc. ..............................          2,500          22,500

ENERGY SOURCES -- 1.7%
Arch Coal, Inc. ......................................            200           2,650
Atmos Energy Corp. ...................................            200           4,813
Barrett Resources Corp.+ .............................            300           7,519
Belco Oil & Gas Corp.+ ...............................            200           1,188
Benton Oil & Gas Co.+ ................................            500           1,813
Berry Petroleum Co.+ .................................            200           2,200
Tom Brown, Inc.+ .....................................            200           2,425
Core Laboratories N.V.+ ..............................          2,200          38,637
Devon Energy Corp. ...................................            200           5,512
Edge Petroleum Corp.+ ................................          1,700           9,137
Equitable Resources, Inc. ............................            200           5,213
Ethyl Corp. ..........................................            200             850
Evergreen Resources, Inc.+ ...........................            900          18,000
Exco Resources, Inc.+ ................................          1,700          10,625
Frontier Oil Corp.+ ..................................            300           1,500
Harken Energy Corp.+ .................................          6,900          11,212
Hecla Mining Co.+ ....................................            500           1,375
Helmerich & Payne, Inc. ..............................            400           9,075
Houston Exploration Co. ..............................            100           1,738
Lone Star Technologies, Inc.+ ........................            100           1,250
Meridian Resource Corp.+ .............................            500           1,688
Newfield Exploration Co.+ ............................            200           4,525
Ocean Energy, Inc.+ ..................................            500           3,406
Penn Virginia Corp. ..................................            100           1,756
Pogo Producing Co. ...................................            300           3,900

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Range Resources Corp. ................................            500   $       1,750
Santa Fe Energy Resources, Inc.+ .....................            400           2,925
Semco Energy, Inc. ...................................            200           3,075
Snyder Oil Corp. .....................................            300           4,444
Stone Energy Corp.+ ..................................            900          28,800
Tesoro Petroleum Corp.+ ..............................            300           3,300
                                                                        -------------
                                                                              249,151
                                                                        -------------

FINANCE -- 7.9%
BANKS -- 4.5%
Amcore Financial, Inc. ...............................            200           4,137
Area Bancshares Corp New .............................            100           2,338
Bancfirst Ohio Corp. .................................            100           2,500
Bancorpsouth, Inc. ...................................            400           6,400
Bancwest Corp. .......................................            100           4,250
Banknorth Group, Inc. ................................            100           2,825
Bankunited Financial Corp.+ ..........................            200           1,425
Brookline Bancorp, Inc. ..............................            200           2,275
Centennial Bancorp ...................................            200           2,500
Century South Bank, Inc. .............................            100           2,562
Citizens Banking Corp.+ ..............................            200           7,200
City Holding Co. .....................................            100           2,950
CNB Bancshares, Inc. .................................            200           8,050
Columbia Banking Systems, Inc.+ ......................            200           3,000
Commerce Bancorp, Inc.+ ..............................            200           8,250
Commercial Federal Corp. .............................            400           9,275
Commonwealth Bancorp, Inc.+ ..........................            100           1,519
Community First Bank .................................            200           4,000
Community Trust Bancorp, Inc. ........................            110           2,310
Cullen/Frost Bankers, Inc. ...........................            200           9,587
CVB Financial Corp.+ .................................            200           3,850
Dime Community Bancorp, Inc.+ ........................            100           2,294
F & M National Corp.+ ................................            200           4,800
Farmers Capital Bank Corp. ...........................            100           3,300
First Bancorp Puerto Rico ............................            100           2,406
First Commonwealth Financial Corp.+ ..................            300           6,375
First Financial Bancorp ..............................            200           4,350
First Indiana Corp. ..................................            200           3,800
First Liberty Financial Corp. ........................            200           4,237
First Midwest Bancorp, Inc. ..........................            200           7,600
First United Bancshares, Inc.+ .......................            100           1,388
First Washington Bancorp, Inc. .......................            100           1,944
First Western Bancorp, Inc. ..........................            100           3,150
Firstfed Financial Corp.+ ............................            200           3,212
GBC Bancorp ..........................................            100           1,500
Gold Banc Corporation, Inc. ..........................            100           1,488
Greater Bay Bancorp ..................................            100           2,900
Greenpoint Financial Corp. ...........................            124           4,309
Hamilton Bancorp, Inc.+ ..............................            100           2,587
Hancock Holding Co. ..................................            100           4,600

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
HUBCO, Inc. ..........................................            300   $      10,069
Imperial Bancorp .....................................            108           1,850
Independence Community Bank Corp.+ ...................            500           6,437
Independent Bank Corp. ...............................            200           2,737
Independent Energy Holdings PLC+ .....................          1,200          11,850
International Bancshares Corp. .......................            100           4,300
Long Beach Financial Corp.+ ..........................            200           1,925
MAF Bancorp, Inc. ....................................            200           4,450
Mississippi Valley Bankshares, Inc. ..................            100           3,212
National Bancorp Alaska, Inc.+ .......................            100           2,812
NBT Bancorp, Inc. ....................................            200           4,175
Netbank, Inc.+ .......................................            700          47,600
Old National Bancorp .................................            100           4,569
One Valley Bancorp West Virginia, Inc. ...............            300          10,462
Oriental Financial Group, Inc. .......................            100           2,794
Park National Corp. ..................................            100           9,600
PBOC Holdings, Inc.+ .................................            200           1,800
Peoples Bancorp, Inc. ................................            200           1,975
Peoples Holding Co. ..................................            100           3,262
PFF Bancorp, Inc.+ ...................................            200           3,500
Pinnacle Banc Group, Inc. ............................            100           2,925
Premier Bancshares, Inc. .............................            200           3,950
Prime Bancshares, Inc. ...............................            100           1,419
Provident Bankshares Corp. ...........................            200           5,225
Queens County Bancorp, Inc. ..........................            200           5,400
Republic Bancorp, Inc. ...............................            200           2,600
Republic Bancshares, Inc.+ ...........................            100           2,138
Republic Security Financial Corp. ....................            500           4,625
Resource Bancshares Mortgage Group, Inc. .............            200           2,575
Riggs National Corp. .................................            100           1,688
Roslyn Bancorp Inc. ..................................            710          11,981
S & T Bancorp, Inc. ..................................            100           1,913
Silicon Valley Bancshares, Inc.+ .....................            100           2,069
Sky Financial Group, Inc. ............................            300           8,119
Southwest Bancorp.+ ..................................            200           2,463
St. Paul Bancorp, Inc. ...............................            200           4,331
Staten Island Bancorp, Inc. ..........................            400           6,875
Susquehanna Bancshares, Inc. .........................            100           1,838
Telebanc Financial Corp.+ ............................          1,100          87,725
Texas Regional Bancshares, Inc. ......................            100           2,700
Triangle Bancorp, Inc. ...............................            100           1,669
Trustco Bank Corp. ...................................            200           5,000
United Bankshares, Inc. ..............................            300           6,862
Washington Trust Bancorp, Inc. .......................            100           1,713
Wesbanco, Inc. .......................................            200           6,025
Westamerica Bancorp. .................................            200           6,325
Westcorp, Inc. .......................................            200           1,550
Western Bancorp ......................................            200           6,187
Westernbank of Puerto Rico ...........................            300           4,781
Whitney Holding Corp. ................................            100           3,691

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 2.1%
Advanta Corp.+ .......................................            200   $       2,213
Affiliated Managers Group, Inc.+ .....................            100           2,600
Alfa Corp. ...........................................            100           1,613
Americredit Corp.+ ...................................            500           6,562
Ameritrade Holding Corp.+ ............................            100           6,175
Arcadia Financial Ltd.+ ..............................            400           1,900
Carolina First Corp.+ ................................            100           2,200
Cash America International, Inc. .....................            100           1,288
Cathay Bancorp, Inc. .................................            100           3,762
Centurybusiness Services, Inc.+ ......................            300           3,281
Charter Municipal Mortgage Acceptance Co. ............            100           1,338
Chicago Title Corp. ..................................            100           3,637
Chittenden Corp. .....................................            200           5,325
Conning Corp. ........................................            200           2,988
ContiFinancial Corp.+ ................................            200           1,425
Counsel Corp+ ........................................          1,400           9,275
Delta Financial Corp.+ ...............................            100             563
Doral Financial Corp. ................................            100           1,838
E*TRADE Group, Inc.+ .................................            600          34,987
Eaton Vance Corp. ....................................            200           4,025
Enhance Financial Services Group, Inc. ...............            100           2,275
Everen Capital Corp.+ ................................            100           1,956
Financial Federal Corp.+ .............................            100           1,900
First Financial Holdings, Inc. .......................            200           3,600
First Sentinel Bancorp, Inc. .........................            300           2,400
First Sierra Financial, Inc.+ ........................            100             900
Grand Premier Financial, Inc.+ .......................            200           2,263
Hambrecht & Quist Group, Inc.+ .......................            100           3,469
Insignia Financial Group, Inc.+ ......................            100           1,406
Jefferies Group, Inc.+ ...............................            100           4,744
LandAmerica Financial Group, Inc. ....................            100           2,900
Laser Mortgage Management, Inc. ......................            300           1,631
M.D.C. Holdings, Inc. ................................            100           1,438
Metris Cos., Inc. ....................................            100           4,037
Morgan Keegan, Inc. ..................................            100           1,656
Multex Systems, Inc.+ ................................            400          25,000
NOVA Corp.+ ..........................................            400          10,500
Ocwen Asset Investment Corp.+ ........................            200             738
Pacific Capital Bancorp New ..........................            100           2,306
Phoenix Investment Partners Ltd. .....................            400           3,450
Pioneer Group, Inc. ..................................            200           2,963
PMA Capital Corp. ....................................            200           4,025
Pulte Corp. ..........................................            200           4,162
Richmond County Financial Corp. ......................            100           1,481
Security Capital Group, Inc., Class B+ ...............            300           4,012
SEI Corp. ............................................            100           9,250
Shoreline Financial Corp. ............................            100           2,575
Southwest Securities Group, Inc. .....................            100           2,825
Student Loan Corp. ...................................            100           3,737
The BISYS Group, Inc.+ ...............................            100           5,625
UMB Financial Corp. ..................................            100           3,875

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Unicapital Corp.+ ....................................            400   $       2,550
UST Corp. ............................................            300           6,553
Vermont Financial Services Corp. .....................            100           2,825
Webster Financial Corp. ..............................            300           8,662
WSFS Financial Corp. .................................            100           1,463

INSURANCE -- 1.3%
Acceptance Insurance Co. .............................            200           2,700
American Heritage Life Investment Corp. ..............            100           2,331
Amerin Corp.+ ........................................            200           4,062
AmerUs Life Holdings, Inc., Class A ..................            100           2,400
Argonaut Group, Inc. .................................            100           2,569
ARM Financial Group, Inc. ............................            200           2,987
W.R. Berkley Corp. ...................................            200           4,900
Capital Re Corp. .....................................            100           1,725
Chartwell Re Corp. ...................................            100           1,725
Choicepoint, Inc.+ ...................................            100           4,987
CMAC Investment Corp. ................................            100           3,900
CNA Surety Corp. .....................................            200           2,475
Commerce Group, Inc. .................................            100           2,456
Crawford & Co., Class B ..............................            300           3,131
E.W. Blanch Holdings, Inc. ...........................            100           5,250
Executive Risk, Inc. .................................            100           7,100
FBL Financial Group, Inc. ............................            300           5,325
Fidelity National Financial, Inc. ....................            100           1,500
First American Financial Corp. .......................            300           4,744
FPIC Insurance Group, Inc.+ ..........................            100           4,150
Frontier Insurance Group, Inc. .......................            200           2,375
Arthur J. Gallagher & Co. ............................            100           4,600
HCC Insurance Holdings, Inc. .........................            300           5,775
Highlands Insurance Group, Inc.+ .....................            200           2,113
Hilb, Rogal & Hamilton Co. ...........................            200           3,387
Irwin Financial Corp. ................................            100           2,006
Jefferson Savings Bancorp, Inc. ......................            200           2,275
Liberty Corp. ........................................            100           5,244
Life USA Holdings, Inc. ..............................            200           2,138
Medical Assurance, Inc.+ .............................            200           5,600
MMI Cos, Inc. ........................................            100           1,538
NAC Reinsurance Corp.+ ...............................            100           5,369
Presidential Life Corp. ..............................            200           3,587
Reinsurance Group America, Inc. ......................            300          12,769
SCPIE Holdings, Inc. .................................            100           2,719
Selective Insurance Group, Inc. ......................            100           1,763
TIG Holdings, Inc.+ ..................................            200           3,262
UICI+ ................................................            200           4,500
Vesta Insurance Group, Inc. ..........................            200           1,038
                                                                        -------------
                                                                              887,806
                                                                        -------------

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE -- 7.3%
DRUGS -- 3.5%
Alaris Med, Inc.+ ....................................            400   $       1,263
Algos Pharmaceutical Corp.+ ..........................            100           2,463
Alkermes, Inc.+ ......................................          2,100          57,225
Alpharma, Inc., Class A ..............................            100           3,925
Amerisource Health Corp., Class A+ ...................            200           6,837
Bindley Western Industries, Inc. .....................            200           5,712
Bio Technology General Corp.+ ........................            200           1,194
Cell Genesys, Inc.+ ..................................            200             988
Cephalon, Inc.+ ......................................            200           1,750
COR Therapeutics, Inc.+ ..............................            200           1,988
Coulter Pharmaceutical, Inc.+ ........................            100           2,175
Dura Pharmaceuticals, Inc.+ ..........................            300           4,237
Enzo Biochem, Inc.+ ..................................            200           1,875
Fuisz Technologies Ltd.+ .............................            200           1,313
GelTex Pharmaceuticals, Inc.+ ........................          5,100          71,719
Gensia, Inc.+ ........................................            300             844
Gilead Sciences, Inc.+ ...............................            200           9,100
Human Genome Sciences, Inc.+ .........................            200           6,937
ICOS Corp.+ ..........................................          1,400          47,250
IDEC Pharmaceuticals Corp.+ ..........................            100           5,137
Imclone Systems, Inc.+ ...............................            200           3,375
Immune Response Corp.+ ...............................            200           1,763
Incyte Pharmacuticals, Inc.+ .........................            100           2,006
Isis Pharmaceuticals+ ................................            200           1,800
IVAX Corp.+ ..........................................            500           5,906
Jones Pharma, Inc. ...................................            100           3,475
Kendle International, Inc.+ ..........................            100           2,013
Ligand Pharmaceuticals, Inc.+ ........................            300           2,456
Liposome, Inc.+ ......................................            200           2,687
Macrochem Corp.+ .....................................            200           1,875
Medicis Pharmaceutical Corp., Class A+ ...............            150           4,500
Millenium Pharmaceuticals, Inc.+ .....................            200           6,250
NBTY, Inc.+ ..........................................            200             975
Neurogen Corp. .......................................            100           1,069
Nexstar Pharmaceuticals, Inc. ........................            100           1,706
Organogenesis, Inc. ..................................            200           2,313
Owens & Minor, Inc. ..................................            200           2,025
PAREXAL International Corp.+ .........................            200           4,137
PathoGenesis Corp.+ ..................................            100           1,331
Perrigo Co.+ .........................................            300           2,175
Pharmaceutical Product Development, Inc.+ ............            100           3,356
Pharmerica, Inc.+ ....................................          7,100          35,500
Protein Design Labs, Inc.+ ...........................            200           3,012
Regeneron Pharmaceuticals, Inc.+ .....................            200           1,325
ResMed, Inc.+ ........................................            100           2,825
Roberts Pharmaceutical Corp.+ ........................            200           4,150
Schein Pharmaceutical, Inc.+ .........................            100           1,300
Scios, Inc.+ .........................................            300           2,719
Sepracor, Inc.+ ......................................            200          22,450
Serologicals Corp.+ ..................................            100           1,356
Sugen, Inc.+ .........................................            100           1,919

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Transkaryotic Therapies, Inc.+ .......................            100   $       3,175
Twinlab Corp.+ .......................................          1,300          12,187
US Bioscience, Inc.+ .................................            100           1,088
Vertex Pharmaceuticals, Inc.+ ........................            100           2,525
Vivus, Inc.+ .........................................            400           1,600
Weider Nutrition International, Inc., Class A ........            200             950
Zonagen, Inc.+ .......................................            100           2,150

HEALTH SERVICES -- 2.2%
ABR Information Services, Inc.+ ......................            100           1,738
Alternative Living Services, Inc.+ ...................          1,300          26,000
American Homepatient, Inc.+ ..........................            300             394
AmeriPath, Inc.+ .....................................            100             900
Apria Healthcare Group, Inc.+ ........................            300           3,562
Bally Total Fitness Holding Corp.+ ...................            200           4,775
Brookdale Living Communities, Inc.+ ..................            100           1,725
Capital Senior Living Corp.+ .........................            100             706
Cerner Corp.+ ........................................            200           3,212
ChiRex Inc.+ .........................................            100           2,450
Covance, Inc.+ .......................................            300           7,519
Coventry Helath Care, Inc.+ ..........................            400           3,000
Curative Health Services, Inc.+ ......................            100           1,150
Dendrite International, Inc.+ ........................            100           2,231
Diagnostic Products Corp. ............................            100           2,425
Express Scripts, Inc., Class A+ ......................            900          77,344
Hanger Orthopedic Group, Inc.+ .......................            200           2,700
Healthcare Services Group, Inc.+ .....................          1,800          17,100
Henry Schein, Inc.+ ..................................            100           2,525
IDEXX Laboratories, Inc.+ ............................            200           4,787
IDX Systems Corp.+ ...................................            100           1,450
Invacare Corp. .......................................            100           2,431
Labone, Inc. .........................................            100           1,050
Magellan Health Services, Inc.+ ......................            300           1,256
Mariner Post-Acute Network, Inc.+ ....................            600           1,313
Matria Healthcare, Inc.+ .............................          3,100           8,331
Medaphis Corp.+ ......................................            600           1,463
Mid Atlantic Medical Services, Inc.+ .................            300           3,000
National Healthcare Corp.+ ...........................            100             813
Nielsen Media Research, Inc. .........................            400           9,875
NovaCare, Inc.+ ......................................            600           1,050
Orthodontic Centers of America, Inc.+ ................            300           4,725
Oxford Health Plans, Inc.+ ...........................            400           6,250
Patterson Dental Co.+ ................................            200           8,650
Pediatrix Medical Group, Inc.+ .......................            100           2,812
PhyCor, Inc.+ ........................................            300           1,425
Priority Healthcare Corp., Class B+ ..................            100           4,525
Quest Diagnostics, Inc.+ .............................            200           4,450
Renal Care Group, Inc.+ ..............................            300           5,887
Sierra Health Services, Inc.+ ........................            200           2,600
Sun Healthcare Group, Inc.+ ..........................            700             700
Vencor, Inc.+ ........................................            600             788

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Veterinary Centers of America, Inc.+ .................            100   $       1,413

MEDICAL PRODUCTS -- 1.6%
ADAC Laboratories+ ...................................            100           1,363
Advanced Tissue Sciences, Inc.+ ......................            400             863
Affymetrix, Inc.+ ....................................            100           3,481
Agouron Pharmaceuticals, Inc.+ .......................            200          11,312
Airgas, Inc.+ ........................................            500           4,187
Arrow International, Inc. ............................            800          17,250
ATS Medical, Inc.+ ...................................          2,000          15,000
Ballard Medical Products .............................            200           4,875
Coherent, Inc.+ ......................................            100           1,375
CONMED Corp.+ ........................................            100           3,100
Cooper Cos, Inc.+ ....................................            100           1,538
Datascope Corp.+ .....................................            100           2,700
Dionex Corp.+ ........................................            300          11,325
Haemonetics Corp.+ ...................................            200           3,137
Herbalife International, Inc., Class A+ ..............            100           1,231
Hologic, Inc.+ .......................................            100             906
Lam Research Corp.+ ..................................            200           5,800
MedImmune, Inc.+ .....................................            300          17,756
Mentor Corp. .........................................            200           2,937
Miravant Med Technologies+ ...........................            100             688
Novoste Corp.+ .......................................            100           2,400
Ocular Sciences, Inc.+ ...............................            100           2,869
Orthofix International N.V.+ .........................            800          12,000
PSS World Medical, Inc.+ .............................            500           4,406
Respironics, Inc.+ ...................................            200           2,638
SangStat Medical Corp.+ ..............................            100           1,238
Sola International, Inc.+ ............................            100           1,206
Techne Corp.+ ........................................            100           2,887
Theragenics Corp.+ ...................................          1,800          12,600
Thermo Cardiosystems, Inc.+ ..........................            200           1,600
ThermoLase, Corp.+ ...................................            300             863
Trex Med Corp.+ ......................................            200           1,250
VISX, Inc.+ ..........................................            100          10,756
Vital Signs, Inc. ....................................            100           1,800
Wesley Jessen VisionCare, Inc.+ ......................            100           2,756
Xomed Surgical Products, Inc.+ .......................            100           3,925
Zila, Inc.+ ..........................................            400           1,513
                                                                        -------------
                                                                              811,387
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 17.7%
AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
AAR Corp. ............................................            100           1,781
Banner Aerospace, Inc.+ ..............................            200           1,475
BE Aerospace, Inc.+ ..................................            200           2,950
Fairchild Corp., Class A+ ............................            200           2,038
Gencorp, Inc.+ .......................................            300           5,400
Heico Corp., Class A .................................          1,300          27,787
Heico Corp. ..........................................            100           2,400

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Kaman Corp. ..........................................            100   $       1,281
Kellstrom Industries, Inc.+ ..........................            100           1,588
Orbital Sciences Corp.+ ..............................          3,500          99,094
REMEC, Inc.+ .........................................            200           4,175
Sturm Ruger & Co., Inc. ..............................            200           2,000

BUSINESS SERVICES -- 11.2%
Aaron Rents, Inc. ....................................            200           3,125
Abacus Direct Corp.+ .................................            400          32,800
ABM Industries, Inc. .................................            200           6,100
ADVO, Inc.+ ..........................................            200           3,862
AHL Services, Inc.+ ..................................            100           2,050
Alternative Resources Corp.+ .........................            200           1,275
Amerco+ ..............................................            100           2,150
Analysts International Corp. .........................            200           2,300
APAC Teleservices, Inc.+ .............................            300           1,003
Armor Holdings, Inc.+ ................................          3,000          41,062
Aviation Sales Co.+ ..................................            100           4,450
Aviron+ ..............................................            100           2,025
Avis Rental A Car, Inc.+ .............................            200           5,537
BA Merchants Services, Inc., Class A+ ................            100           2,038
Ball Corp. ...........................................            100           4,694
Banta Corp. ..........................................            100           1,900
Billing Information Concepts Corp.+ ..................            300           3,562
Borg Warner Security Corp.+ ..........................            200           3,350
Bowne & Co., Inc. ....................................            300           3,506
Brady Corp., Class A+ ................................            100           2,094
Budget Group, Inc., Class A+ .........................            200           2,450
Building One Services Corp.+ .........................            200           3,437
Butler International, Inc.+ ..........................            800          14,700
Catalytica Inc.+ .....................................            300           3,300
CDI Corp.+ ...........................................            100           2,406
Complete Busines Solutions, Inc.+ ....................            100           1,963
Computer Learning Ctenters, Inc.+ ....................            200           1,063
Consolidated Graphics, Inc.+ .........................            100           5,775
Copart, Inc.+ ........................................            100           2,075
Cornell Corrections, Inc.+ ...........................          1,100          19,250
Corporate Express, Inc.+ .............................            700           3,631
CSG Systems International, Inc.+ .....................            300          11,831
D.R. Horton, Inc. ....................................            300           5,025
Dal-Tile International, Inc.+ ........................            300           2,719
Davox Corp.+ .........................................            100             619
DeVry, Inc.+ .........................................            300           8,700
Dispatch Management Services Corp.+ ..................            400           1,125
Education Management Corp.+ ..........................            100           3,075
Edutrek International, Inc., Class A+ ................            100             688
Electro Rent Corp.+ ..................................            100             913
Electronics for Imaging, Inc.+ .......................            300          11,700
Exodus Communications, Inc.+ .........................            100          13,450
F.Y.I., Inc.+ ........................................            100           3,200
First Consulting Group, Inc.+ ........................            100           1,113

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Fisher Scientific International, Inc.+ ...............            200   $       3,475
Getty Images, Inc.+ ..................................            200           4,200
Giant Cement Holding, Inc.+ ..........................            100           1,719
Global DirectMail Corp.+ .............................            100           1,675
HA-LO Industries, Inc.+ ..............................            150           1,847
Hagler Bailly, Inc.+ .................................            100             800
Hooper Holmes, Inc. ..................................          2,600          40,625
HSB Group, Inc. ......................................            200           7,425
Hunt Corp. ...........................................            200           1,975
Hypercom Corp.+ ......................................            100             638
Imco Recycling, Inc. .................................            200           2,575
Inacom Corp.+ ........................................            328           2,542
Industri-Matematik International Corp.+ ..............            300             609
Information Resources, Inc.+ .........................            300           1,931
Intelligroup, Inc.+ ..................................            100             644
Intergraph Corp.+ ....................................            100             675
Interim Services, Inc.+ ..............................            300           4,500
Invitrogen Corp.+ ....................................          1,200          15,450
Iron Mountain, Inc.+ .................................          1,100          34,375
ITT Educational Services, Inc.+ ......................          3,100         116,444
Jacobs Engineering Group, Inc.+ ......................            100           3,944
Labor Ready, Inc.+ ...................................          1,100          28,669
Landauer, Inc.........................................            100           2,413
Lason, Inc.+ .........................................            100           5,625
Learning Tree International, Inc.+ ...................            200           2,000
M A R C, Inc. ........................................          1,100          11,550
Maximus, Inc.+ .......................................            100           2,912
Maxxim Medical, Inc.+ ................................          1,200          22,650
McGrath Rentcorp .....................................          1,100          20,075
Medquist, Inc.+ ......................................          4,100         123,000
Memberworks, Inc.+ ...................................            100           3,625
Merrill Corp. ........................................            200           2,675
Metamor Worldwide, Inc.+ .............................            100           1,400
Metzler Group, Inc.+ .................................            100           3,137
MindSpring Enterprises, Inc.+ ........................            100           8,606
National Data Corp. ..................................            200           8,400
Newpark Resources, Inc.+ .............................            600           4,350
NFO Worldwide, Inc.+ .................................          1,500          15,000
Nichols Research Corp.+ ..............................            100           1,888
Norrell Corp. ........................................            700           9,144
Novacare Employee Services, Inc.+ ....................            300           2,344
Oceaneering International, Inc.+ .....................            100           1,513
Olsten Corp. .........................................            300           1,856
Open Market, Inc.+ ...................................            200           2,588
Paxar Corp.+ .........................................            300           2,231
Pcorder Common, Inc., Class A+ .......................            500          28,312
Personnel Group Of America, Inc.+ ....................            300           2,156
Pierce Leahy Corp.+ ..................................            100           2,488
Pre-Paid Legal Services, Inc.+ .......................            100           2,450
Profit Recovery Group International, Inc.+ ...........            100           3,950
Prologis Trust .......................................            110           2,255

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
QuadraMed Corp.+ .....................................            200   $       1,525
Quintiles Transnational Corp.+ .......................            117           4,402
RCM Technologies, Inc.+ ..............................          6,000          66,000
Rent-A-Center, Inc.+ .................................            100           2,875
Rent Way, Inc. .......................................            100           2,400
Rental Service Corp. .................................            100           1,750
Romac International, Inc.+ ...........................            300           2,550
Safety Kleen Corp.+ ..................................            100           1,325
Seitel Inc.+ .........................................          1,800          25,087
Sensormatic Electronics Corp.+ .......................            300           2,850
Service Experts, Inc.+ ...............................            200           2,700
SFX Entertainment, Inc., Class A+ ....................            200          12,912
SOS Staffing Services, Inc.+ .........................            100             766
Specialty Equipment Cos, Inc.+ .......................            100           2,762
Staffmark, Inc.+ .....................................            200           1,575
Strategic Distribution, Inc.+ ........................          3,500           7,000
Strayer Education, Inc. ..............................            100           3,700
Superior Consultant, Inc.+ ...........................            100           3,412
Superior Services, Inc.+ .............................            200           3,962
Sylvan Learning Systems, Inc.+ .......................            200           5,475
Technology Solutions Co.+ ............................            400           2,850
TeleTech Holdings, Inc.+ .............................          2,900          19,031
Tetra Tech, Inc.+ ....................................            200           4,212
The Kroll O'Gara Co.+ ................................          5,800         157,325
TMP Worldwide, Inc.+ .................................            100           6,481
Tredegar Industries, Inc. ............................            200           6,187
Triumph Group, Inc. New+ .............................            100           2,350
Ultratech Stepper, Inc.+ .............................            100           1,413
Unifirst Corp. .......................................            100           2,113
United Rentals, Inc.+ ................................            200           5,700
United States Of America Floral Products, Inc.+ ......          1,400           8,837
UNOVA, Inc.+ .........................................            200           2,638
UTI Energy Corp.+ ....................................            200           2,125
Valhi, Inc. ..........................................            200           2,275
Varlen Corp. .........................................            200           4,400
Veritas DGC, Inc.+ ...................................            100           1,419
Verticalnet, Inc.+ ...................................            100          10,387
Wabash National Corp. ................................            200           2,325
Wackenhut Corp.+ .....................................            100           2,225
Watts Industries, Inc., Class A ......................            200           2,712
WD-40 Co. ............................................            100           2,900
Wellman, Inc .........................................            300           2,663
World Access, Inc.+ ..................................            200           1,625
World Color Press, Inc.+ .............................            200           4,250

CONSUMER PRODUCTS -- 0.0%
Forest City Enterprises, Inc.+ .......................            100           2,419

ELECTRICAL EQUIPMENT -- 1.3%
C&D Technologies, Inc. ...............................            100           2,487
C-Cube Microsystems, Inc.+ ...........................            200           3,962
Cohu, Inc. ...........................................            100           2,325

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
Credence Systems Corp.+ ..............................            200   $       4,287
Cubic Corp. ..........................................            100           1,575
Etec Systems, Inc.+ ..................................            100           2,944
Genrad, Inc.+ ........................................            100           1,438
Gentex Corp.+ ........................................            500          10,781
Hadco Corp.+ .........................................            100           3,150
HMT Technology Corp.+ ................................            300           1,050
Hussmann International, Inc. .........................            200           2,937
In Focus System, Inc.+ ...............................          1,200          10,500
Integrated Device Technology, Inc.+ ..................            500           2,703
ITI Technologies, Inc.+ ..............................            100           3,000
Jabil Circuit, Inc.+ .................................            200           8,100
Kemet Corp.+ .........................................            300           3,450
LeCroy Corp.+ ........................................          1,400          21,700
Littelfuse, Inc.+ ....................................            100           1,838
Oak Industries, Inc.+ ................................            100           3,175
Roper Industries, Inc. ...............................            200           4,775
AO Smith Corp. .......................................            200           3,800
Spectra Physics Lasers, Inc.+ ........................            100             713
Technitrol, Inc. .....................................          1,300          29,981
Tennant Co. ..........................................            100           3,425
Thermedics, Inc.+ ....................................            200           1,413
Thermoquest Corp.+ ...................................            100           1,213
Trimble Navigation Ltd.+ .............................            200           1,950
Watsco, Inc. .........................................            200           2,925
Westinghouse Air Brake Co.+ ..........................            200           4,175

MACHINERY -- 1.6%
Allied Products Corp.+ ...............................            200             600
Applied Power, Inc., Class A .........................            300           8,175
AptarGroup, Inc. .....................................            200           5,200
Astec Industries, Inc.+ ..............................            100           3,088
Blount International, Inc., Class A ..................            200           5,775
Chart Industries, Inc. ...............................            200           1,313
Cognex Corp.+ ........................................            200           4,737
Columbus Mckinnon Corp.+ .............................            100           2,013
Commercial Intertech Corp. ...........................            200           2,225
Dril Quip, Inc.+ .....................................            100           2,206
DT Industries, Inc. ..................................            100             706
Flow International Corp.+ ............................          1,500          14,812
Flowserve Corp. ......................................            300           4,669
Gardner Denver Machinery, Inc. .......................            200           3,175
Gerber Scientific, Inc. ..............................            100           2,019
Gleason Corp. ........................................            100           1,694
Graco, Inc. ..........................................            100           2,206
Helix Technology Corp. ...............................            200           3,075
Idex Corp. ...........................................            200           4,712
JLG Industries, Inc. .................................          1,000          13,625
Kaydon Corp. .........................................            200           5,787
Ladish, Inc.+ ........................................            200           1,375
Lawson Products, Inc. ................................            100           2,050

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Lincoln Electric Holdings, Inc. ......................            200   $       3,725
Manitowoc, Inc. ......................................            100           4,187
Mathews International Corp., Class A .................          1,400          38,325
Mettler Toledo International, Inc.+ ..................            200           4,950
Milacron, Inc. .......................................            200           3,150
Miller Industries, Inc.+ .............................            400           1,900
Morrison Knudsen Corp.+ ..............................            100             994
Nordson Corp. ........................................            100           5,575
Park Ohio Holdings Corp.+ ............................            700           9,800
Precision Castparts Corp. ............................            100           4,025
Standex International Corp. ..........................            100           2,188
Starrett L S Co. .....................................            100           2,700
Terex Corp., Class A+ ................................            200           4,825

MULTI-INDUSTRY -- 0.1%
Chemed Corp. .........................................            100           2,575
Crescent Operating, Inc.+ ............................            200             725
Justin Industries, Inc. ..............................            200           2,200
Walter Industries, Inc.+ .............................            300           3,375

TRANSPORTATION -- 2.1%
Air Express International Corp. ......................            200           3,025
Alexander & Baldwin, Inc. ............................            300           5,887
American Freightways Corp.+ ..........................            200           2,575
Atlas Air, Inc.+ .....................................            100           2,881
Avondale Industries, Inc.+ ...........................            100           2,950
C.H. Robinson Worldwide, Inc. ........................            300           7,631
Circle International Group, Inc. .....................            100           1,456
Consolidated Freightways Corp.+ ......................            100           1,175
Covenant Transport, Inc., Class A+ ...................            100           1,488
Eagle USA Airfreight, Inc.+ ..........................            100           3,250
Expeditors International of Washington, Inc. .........            200          10,800
Greif Brothers Corp., Class A+ .......................            100           2,200
Gulfmark Offshore, Inc.+ .............................            100           1,194
Heartland Express, Inc.+ .............................            200           3,037
JB Hunt Transport Services, Inc. .....................            100           2,100
Hvide Marine, Inc., Class A+ .........................            200             863
Interpool, Inc. ......................................            200           2,700
Kitty Hawk, Inc.+ ....................................            200           1,588
M.S. Carriers, Inc.+ .................................            100           2,644
Motivepower Industries, Inc.+ ........................          1,200          30,150
Newport News Shipbuilding, Inc. ......................            300           9,506
Oshkosh Truck Corp., Class B .........................          3,000          97,500
Overseas Shipholding Group, Inc. .....................            100           1,138
Roadway Express, Inc. ................................            200           3,412
Rollins Truck Leasing Corp. ..........................            200           1,888
Standard Products Co. ................................            200           3,250
Swift Transportation Co., Inc.+ ......................            100           2,587
USFreightways Corp. ..................................            200           6,575
Werner Enterprises, Inc. .............................            200           3,150
Wisconsin Central Transportation Corp.+ ..............            400           5,300
XTRA Corp. ...........................................            100           3,831

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Yellow Corp.+ ........................................            100   $       1,738
                                                                        -------------
                                                                            1,963,977
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 5.5%
BROADCASTING & MEDIA -- 3.0%
Ackerley Communications, Inc. ........................            200           3,388
Actel Corp.+ .........................................            100           1,644
Acxiom Corp.+ ........................................            300           7,950
Adelphia Communications Corp., Class A+ ..............            100           6,300
American Media, Inc., Class A+ .......................            100             550
Ascent Entertainment Group, Inc.+ ....................            200           2,188
Big Flower Holdings, Inc.+ ...........................            100           3,113
Brightpoint, Inc.+ ...................................            200           1,181
Caribiner International, Inc.+ .......................          2,600          23,725
Carmike Cinemas, Inc., Class A+ ......................            100           1,806
Century Communications Corp., Class A+ ...............            200           9,287
Cnet, Inc.+ ..........................................            100           9,212
Cox Radio, Inc., Class A+ ............................            100           5,125
DoubleClick, Inc.+ ...................................            100          18,206
Emmis Broadcasting Corp., Class A+ ...................            100           5,000
GC Cos, Inc.+ ........................................            100           3,144
Houghton Mifflin Co. .................................            100           4,687
Mastech Corp.+ .......................................            900          11,700
On Command Corp.+ ....................................            200           1,825
Playboy Enterprises, Inc., Class B+ ..................            100           2,250
RCN Corp.+ ...........................................            200           6,712
Scholastic Corp.+ ....................................            100           4,887
United International Holdings, Inc., Class A+ ........            200           8,700
United States Satellite Broadcasting Co., Class A+ ...            100           1,713
Valassis Communications, Inc.+ .......................            200          10,350
Vanguard Cellular Systems, Inc., Class A+ ............            200           5,462
Wavephore, Inc.+ .....................................            200           1,613
Western Wireless Corp., Class A+ .....................            400          14,500
Westwood One, Inc.+ ..................................            200           5,700
Wiley (John) & Sons, Inc., Class A+ ..................            100           4,200
Xircom Inc.+ .........................................            200           5,025
Young Broadcasting, Inc., Class A+ ...................            100           4,563
Ziff-Davis, Inc.--ZDNET ..............................            300          10,800
Ziff-Davis, Inc.--ZD+ ................................          6,000         129,000

ENTERTAINMENT PRODUCTS -- 0.8%
Activision, Inc.+ ....................................          1,700          21,037
Championship Auto Racing Team+ .......................          1,200          34,950
Charming Shoppes, Inc.+ ..............................            800           3,100
Cymer, Inc.+ .........................................            200           3,975
Department 56, Inc.+ .................................            100           3,044
Florida Panthers Holdings, Inc., Class A+ ............            200           1,550
Harman International Industries, Inc.+ ...............            100           3,675
International Speedway Corp., Class B ................            100           5,275
K2, Inc. .............................................            200           1,575
Kimball International, Inc., Class B .................            100           1,488

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS (CONTINUED)
Midway Games, Inc.+ ..................................            200   $       1,738
Photronics, Inc.+ ....................................            100           1,862

LEISURE & TOURISM -- 1.7%
Advantica Restaurant Group, Inc.+ ....................            400           2,000
Alaska Air Group, Inc.+ ..............................            100           4,750
Ambassadors International, Inc.+ .....................            100           1,619
America West Holding Corp., Class B+ .................            200           3,812
American Skiing Co.+ .................................            300           1,256
Applebee's International, Inc. .......................            100           2,481
Atlantic Coast Airlines Holdings, Inc.+ ..............            100           2,813
Avado Brands, Inc. ...................................            300           1,781
Aztar Corp.+ .........................................            400           1,925
Bob Evans Farms, Inc. ................................            300           6,000
Buffets, Inc.+ .......................................            400           3,950
CEC Entertainment Inc.+ ..............................            200           7,175
Cheesecake Factory, Inc.+ ............................            100           2,375
Choice Hotels, Inc.+ .................................            200           2,813
Coach USA, Inc.+ .....................................            100           2,750
Dave & Buster's, Inc.+ ...............................            100           2,050
Extended Stay America, Inc.+ .........................            500           5,094
Family Golf Centers, Inc.+ ...........................          1,700          12,644
Foodmaker, Inc.+ .....................................            300           7,650
Gaylord Entertainment Co., Class A ...................            100           2,425
Homestead Village Properties, Inc.+ ..................            300             731
IHOP Corp.+ ..........................................            100           3,925
Lone Star Steakhouse & Saloon, Inc.+ .................            300           3,075
Luby's Cafeterias, Inc. ..............................            200           3,375
Marcus Corp. .........................................            200           2,400
Midwest Express Holdings, Inc.+ ......................            100           2,937
Papa John's International, Inc.+ .....................            100           4,412
Premier Parks, Inc.+ .................................            400          14,900
Preview Travel, Inc.+ ................................            100           1,900
Prime Hospitality Corp.+ .............................            200           1,988
Project America, Inc. ................................            100           2,300
Rainforest Cafe, Inc.+ ...............................            300           1,509
Red Roof Inn's, Inc.+ ................................            300           4,725
Ruby Tuesday, Inc. ...................................            200           3,475
Ryan's Family Steak Houses, Inc.+ ....................            200           2,413
Skywest, Inc. ........................................            100           2,887
Sonic Corp.+ .........................................            100           2,694
Speedway Motorsports, Inc.+ ..........................            100           4,125
Station Casinos, Inc.+ ...............................            200           2,550
Steiner Leisure Ltd.+ ................................            500          15,375
Steinway Musical Instruments, Inc.+ ..................            100           2,219
Suburban Lodges of America, Inc.+ ....................            200           1,381
Sunterra Corp.+ ......................................            100             975
TransWorld Entertainment Corp. .......................            200           2,200
Travel Services International, Inc.+ .................          2,300          24,150
Vail Resorts, Inc.+ ..................................            100           1,588

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Vistana, Inc.+ .......................................            100   $       1,400
                                                                        -------------
                                                                              611,747
                                                                        -------------

INFORMATION TECHNOLOGY -- 29.2%
COMMUNICATION EQUIPMENT -- 1.7%
Adtran, Inc.+ ........................................            200           3,288
Aliant Communications, Inc. ..........................            200           8,187
American Mobile Satellite Corp.+ .....................            300           2,250
Anicom, Inc.+ ........................................            200           1,750
Antec Corp.+ .........................................            200           4,300
Associated Group, Inc., Class A+ .....................            200           9,912
Belden, Inc. .........................................            200           3,412
Cable Design Technologies Corp.+ .....................            200           2,200
California Microwave+ ................................            100           1,075
CellStar Corp.+ ......................................          4,500          46,687
Commscope, Inc.+ .....................................            300           6,281
Digital Microwave Corp.+ .............................            300           2,513
International Telecomm Systems, Inc.+ ................            100           1,238
LCC International, Inc.+ .............................            200             825
Level One Communications, Inc.+ ......................            200           9,725
Metromedia Fiber Network, Inc., Class A+ .............            100           5,181
Network Equipment Technologies, Inc.+ ................            200           1,788
P-COM, Inc.+ .........................................            200           1,525
PairGain Technologies, Inc.+ .........................          3,800          37,050
PictureTel Corp.+ ....................................            300           2,100
Premiere Technologies, Inc.+ .........................            300           3,412
Premisys Communications, Inc.+ .......................            200           1,725
Renaissance Worldwide, Inc.+ .........................          1,200           7,425
Rohn Industries, Inc.+ ...............................            400             888
Tekelec, Inc.+ .......................................            300           2,194
Transaction Network Services, Inc.+ ..................            100           1,638
Visual Networks, Inc.+ ...............................            200           7,475
West TeleServices Corp.+ .............................            200           1,700
Whittman-Hart, Inc.+ .................................            200           4,300
Xylan Corp.+ .........................................            200           7,362

COMPUTERS & BUSINESS EQUIPMENT -- 4.4%
Anacomp, Inc.+ .......................................            100           1,606
Artesyn Technologies, Inc.+ ..........................          1,900          23,512
AVT Corp.+ ...........................................            100           2,388
Daisytek International Corp.+ ........................            100           1,663
Data General Corp.+ ..................................            300           3,037
Evans & Sutherland Computer Corp.+ ...................            100           1,200
Franklin Electric, Inc.+ .............................            100           6,500
General Binding Corp. ................................            100           2,594
GTECH Holdings Corp.+ ................................            200           4,875
Henry (Jack) & Associates, Inc. ......................            100           3,675
Hutchinson Technology, Inc.+ .........................            100           2,488
Identix, Inc.+ .......................................          2,100          13,912
Interface, Inc .......................................            400           3,850
Knoll, Inc.+ .........................................            100           2,463

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Komag Inc.+ ..........................................            300   $       1,313
Mail-Well, Inc.+ .....................................            200           2,675
Micro Warehouse, Inc.+ ...............................            200           3,225
Micros Systems, Inc.+ ................................          1,700          56,100
Microtouch Systems, Inc.+ ............................          1,100          13,062
MMC Networks, Inc.+ ..................................            100           1,600
National Computer Systems, Inc. ......................            100           2,450
Network Appliance, Inc.+ .............................          2,900         146,812
Plantronics, Inc.+ ...................................          2,200         137,637
Pomeroy Computer Resources, Inc.+ ....................            100           1,300
Sandisk Corp.+ .......................................            200           5,300
SCB Computer Technology, Inc.+ .......................          2,300          10,494
Sequent Computer Systems, Inc.+ ......................          1,900          17,219
SMART Modular Technologies, Inc.+ ....................            200           2,987
Splash Technology Holdings, Inc.+ ....................            200           1,213
Standard Register Co. ................................            100           2,969
Systems & Computer Technology Corp.+ .................            300           3,000
Tava Technologies, Inc.+ .............................          2,000          10,000
Zebra Technologies Corp., Class A+ ...................            100           2,375

ELECTRONICS -- 2.2%
American Tower Corp., Class A+ .......................            600          14,700
American Xtal Technology, Inc.+ ......................          1,000          22,500
Ametek Aerospace Products, Inc. ......................            100           1,825
Amkor Technology, Inc., Class A+ .....................            200           1,575
Ampex Corp., Class A+ ................................          3,300           8,869
Amphenol Corp., Class A+ .............................            100           3,825
Analogic Corp. .......................................            600          19,762
Applied Micro Circuits Corp.+ ........................            200           8,550
Avid Technology, Inc.+ ...............................            200           3,488
Bacou USA, Inc,+ .....................................            100           1,313
Baldor Electric Co. ..................................            300           6,038
BMC Industries, Inc. .................................            300           1,331
Burr-Brown Corp.+ ....................................            200           4,700
Catalina Marketing Corp.+ ............................            100           8,587
Checkpoint Systems, Inc.+ ............................            300           2,494
Cirrus Logic, Inc.+ ..................................            300           1,913
Cypress Semiconductor Corp.+ .........................            600           5,400
Dallas Semiconductor Corp. ...........................            200           7,725
DII Group, Inc.+ .....................................            200           5,850
General Semiconductor, Inc.+ .........................            300           2,175
Integrated Process Equipment Corp.+ ..................            200           1,800
International Rectifier Corp.+ .......................            400           2,800
Kent Electronics Corp.+ ..............................            200           1,988
Kulicke & Soffa Industries, Inc.+ ....................            100           2,525
Lattice Semiconductor Corp.+ .........................            200           9,112
Marshall Industries+ .................................            200           2,700
Memc Electronic Materials, Inc.+ .....................            200           1,100
Methode Electronics, Inc., Class A ...................            100           1,113
Micrel, Inc.+ ........................................            100           5,006
Microchip Technology, Inc.+ ..........................            300          10,387

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Micron Electronics, Inc.+ ............................            200   $       2,350
Novellus Systems, Inc.+ ..............................            200          11,025
Park Electrochemical Corp. ...........................            100           2,350
PMC-Sierra, Inc.+ ....................................            200          14,237
PRI Automation, Inc.+ ................................            100           2,100
Rambus, Inc.+ ........................................            100           6,437
Read-Rite Corp.+ .....................................            200           1,319
SDL, Inc.+ ...........................................            100           9,075
Semtech Corp.+ .......................................            100           3,188
Silicon Valley Group, Inc.+ ..........................            100           1,231
Siliconix, Inc.+ .....................................            100           2,100
SIPEX Corp.+ .........................................            100           1,306
Unitrode Corp.+ ......................................            300           4,256
Vishay Intertechnology, Inc.+ ........................            400           5,825
VLSI Technology, Inc.+ ...............................            300           5,813

SOFTWARE -- 16.2%
3Dfx Interactive, Inc.+ ..............................            200           2,500
Acclaim Entertainment, Inc.+ .........................            200           1,788
Advent Software, Inc.+ ...............................            100           5,000
American Management Systems, Inc.+ ...................            200           6,825
AnswerThink Consulting Group+ ........................          4,100         114,800
Applied Graphics Technologies, Inc.+ .................            100             750
Aris Corp.+ ..........................................            100             838
Aspect Development, Inc.+ ............................            100           2,325
Aspen Technology, Inc.+ ..............................            100           1,419
Autobytel, Inc.+ .....................................            200           8,375
Autoweb.com, Inc.+ ...................................          2,500          89,062
Avant Corp.+ .........................................            200           3,550
Axent Technologies, Inc.+ ............................            100           2,406
Barra, Inc.+ .........................................            100           2,463
BEA Systems, Inc.+ ...................................            200           3,125
Bell & Howell Co.+ ...................................            100           2,931
Best Software, Inc.+ .................................            800          10,800
Black Box Corp.+ .....................................            100           3,100
BMC Software, Inc.+ ..................................            135           5,003
Brightstar Information Corp.+ ........................          2,000           7,750
BroadVision, Inc.+ ...................................            100           5,975
Caere Corp.+ .........................................          1,700          17,850
Cambridge Technology Partners, Inc.+ .................            300           4,162
CCC Information Services Group, Inc.+ ................            200           2,325
CheckFree Holdings Corp.+ ............................          1,200          51,075
CHS Electronics, Inc.+ ...............................            200             638
CIBER, Inc.+ .........................................            800          15,350
Clarify, Inc.+ .......................................            100           2,669
CMG Information Services, Inc.+ ......................          1,000         183,062
Cognicase, Inc.+ .....................................            800          13,800
Compucom Systems, Inc.+ ..............................            300             881
Computer Horizons Corp.+ .............................            900           9,844
Concentric Network Corp.+ ............................            100           7,475
Concord Communications, Inc.+ ........................            100           5,700

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Critical Path, Inc.+ .................................            200   $      15,400
Cylink Corp.+ ........................................            200             800
Data Transmission Network Corp.+ .....................            100           2,388
Datastream Systems, Inc.+ ............................            200           1,725
DBT Online, Inc.+ ....................................            100           2,488
Diamond Multimedia Systems, Inc.+ ....................            300           1,838
Documentum, Inc.+ ....................................            100           1,731
Earthlink Network, Inc.+ .............................            100           6,000
Entrust Technologies, Inc.+ ..........................          5,000         168,750
Excite, Inc.+ ........................................            200          28,000
H T E, Inc.+ .........................................            200             613
HNC Software, Inc.+ ..................................            200           6,550
Hyperion Solutions Corp.+ ............................            200           2,900
Imation Corp.+ .......................................            300           4,950
Imrglobal Corp.+ .....................................          2,400          42,600
Indus International, Inc.+ ...........................            300           1,331
Informix Corp.+ ......................................          1,000           7,375
Infoseek Corp.+ ......................................            100           7,400
Input/Output, Inc.+ ..................................            400           2,525
Insight Enterprises, Inc.+ ...........................            150           3,712
Integrated Systems, Inc., Class A+ ...................            100           1,281
International Network Services+ ......................            100           6,994
iVillage, Inc.+ ......................................            100          10,050
Kronos, Inc.+ ........................................            150           3,675
Landmark Systems Corp.+ ..............................          2,500          22,656
Legato Systems, Inc.+ ................................          2,700         139,387
Lycos, Inc.+ .........................................            200          17,212
Macromedia, Inc.+ ....................................            200           9,062
Manhattan Associates, Inc.+ ..........................            100           1,063
Manugistics Group, Inc.+ .............................            200           1,325
Medical Manager Corp.+ ...............................            100           2,313
Mentor Graphics Corp.+ ...............................            400           5,400
Mercury Interactive Corp.+ ...........................            600          21,375
Metro Information Services, Inc.+ ....................            100           1,819
Micromuse, Inc.+ .....................................            900          41,400
Mobius Management Systems, Inc.+ .....................            900          18,900
National Instruments Corp.+ ..........................            100           2,850
Natural Microsystems Corp.+ ..........................            200             988
Network Solutions, Inc., Class A+ ....................            800          84,600
New Era of Networks, Inc.+ ...........................            100           6,775
Objective Systems Integrators, Inc.+ .................            200             681
Pegasystems, Inc.+ ...................................            100             525
Peregrine Systems, Inc.+ .............................            100           3,363
Phoenix Technology Ltd.+ .............................          1,000           8,500
Platinum Software Corp.+ .............................            300           2,213
Progress Software Corp.+ .............................            100           3,413
PSINet, Inc.+ ........................................            200           8,512
Pxre Corp. ...........................................            200           3,600
QAD, Inc.+ ...........................................            200             788
QRS Corp.+ ...........................................            100           6,256
Radisys Corp.+ .......................................          1,500          46,594

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Rational Software Corp.+ .............................            500   $      13,406
Remedy Corp.+ ........................................            200           2,800
S3, Inc.+ ............................................            200           1,500
Safeguard Scientifics, Inc.+ .........................            100           6,781
Sapient Corp.+ .......................................            100           7,137
Schawk, Inc., Class A ................................            200           1,950
Security Dynamics Technologies, Inc.+ ................            300           5,587
Security First Tech Corp.+ ...........................          1,900         139,650
Smallworld PLC+ ......................................            700           4,200
Software AG Systems, Inc. New+ .......................            200           1,675
SS&C Technologies, Inc.+ .............................            100           1,238
Structural Dynamics Research Corp. ...................            200           3,812
Sybase, Inc.+ ........................................            600           4,762
Sykes Enterprises, Inc.+ .............................            100           3,231
Symantec Corp.+ ......................................            300           5,081
System Software Associates Inc.+ .....................            300             675
THQ, Inc.+ ...........................................            500          10,187
Transaction Systems Architects, Inc., Class A+ .......            200           7,200
Tyler Corp.+ .........................................            300           1,313
Vantive Corp.+ .......................................            100           1,206
Viasoft, Inc.+ .......................................            200             825
Vignette Corp.+ ......................................          1,000          75,250
Visio Corp.+ .........................................            100           2,813
Wackenhut Corrections Corp.+ .........................            100           1,931
Wallace Computer Services, Inc. ......................            200           3,962
Wang Laboratories, Inc.+ .............................            200           3,925
Wind River Systems, Inc.+ ............................            100           1,781
Yahoo!, Inc.+ ........................................            600         101,025

TELECOMMUNICATIONS -- 4.7%
Allen Telecom, Inc.+ .................................            300           1,819
Aspect Telecommunications Corp.+ .....................            400           2,650
Boston Communications Group+ .........................            800           7,800
Cellullar Communications of Puerto Rico+ .............            100           2,700
Commnet Cellular, Inc.+ ..............................            100           1,606
DSP Communications, Inc.+ ............................            200           3,175
Dycom Industries, Inc.+ ..............................            100           4,350
E-Spire Communications, Inc.+ ........................            400           5,500
EchoStar Communications Corp., Class A+ ..............            100           8,162
FVC.com, Inc.+ .......................................            800          10,200
General Communication, Inc., Class A+ ................            400           1,825
Geotel Communications Corp.+ .........................            100           4,587
GST Telecommunications, Inc+ .........................         15,000         164,062
ICG Communications, Inc.+ ............................            200           4,000
IDT Corp.+ ...........................................            100           1,800
Inter-Tel, Inc. ......................................            200           3,113
Interdigital Communications Corp.+ ...................            400           1,725
ITC DeltaCom, Inc.+ ..................................            400           8,725
Itron, Inc.+ .........................................            100             938
IXC Communications, Inc.+ ............................            200           9,175
Jones Intercable, Inc., Class A+ .....................            100           3,944

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Lee Enterprises, Inc. ................................            200   $       5,800
McClatchy Co., Class A ...............................            200           6,712
Media General Inc., Class A ..........................            100           4,650
NTL, Inc.+ ...........................................            400          32,550
Pagemart Wireless, Inc., Class A+ ....................            400           1,950
Powertel, Inc.+ ......................................            100           1,425
Primus Telecommunications Group, Inc.+ ...............            200           2,025
Qwest Communications International, Inc.+ ............          2,000         144,187
Skytel Communications, Inc.+ .........................            400           6,650
SportsLine USA, Inc.+ ................................            100           4,563
STAR Telecommunications, Inc.+ .......................            100             963
USWeb Corp.+ .........................................          1,500          61,875
                                                                        -------------
                                                                            3,257,034
                                                                        -------------

MATERIALS -- 3.1%
CHEMICALS -- 1.1%
Albemarle Corp. ......................................            200           4,187
Amcol International Corp. ............................            200           2,000
Cambrex Corp. ........................................            100           2,212
Carbide/Graphite Group, Inc.+ ........................            100           1,088
Castle A M Co. .......................................            200           2,412
ChemFirst, Inc. ......................................            200           4,700
Dexter Corp. .........................................            100           3,150
Eco Soil Systems, Inc.+ ..............................          1,800          12,487
Elcor Chemical Corp. .................................            100           3,519
Ferro Corp. ..........................................            100           2,475
Foamex International, Inc.+ ..........................            100             563
Fuller (H.B.) Co. ....................................            100           5,894
General Cable Corp.+ .................................            200           2,112
General Chemical Group, Inc. .........................            100           1,313
Geon Co. .............................................            100           2,275
Georgia Gulf Corp. ...................................            100           1,119
Hanna (M.A). Co. .....................................            400           5,125
Hexcel Corp.+ ........................................            200           1,413
Lilly Industrial, Inc., Class A ......................            200           3,087
Macdermid, Inc. ......................................            100           3,394
NL Industries, Inc. ..................................            200           1,800
OM Group, Inc. .......................................          1,100          36,300
Penford Corp. ........................................            100           1,488
Scotts Co., Class A+ .................................            100           3,737
Silgan Holdings, Inc.+ ...............................            100           1,669
Synetic, Inc.+ .......................................            100           5,587
Terra Industries, Inc. ...............................            300           1,369

FOREST PRODUCTS -- 0.6%
Caraustar Industries, Inc. ...........................            200           4,600
Chesapeake Corp. .....................................            100           2,712
Day Runner, Inc.+ ....................................            100           1,213
Gaylord Container Corp., Class A+ ....................            400           3,000
Glatfelter P H Co. ...................................            300           3,356
Harland John H Co. ...................................            100           1,294

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Hollinger International Inc., Class A ................            300   $       4,069
Ivex Packaging Corp.+ ................................            200           3,037
Longview Fibre Co. ...................................            200           2,313
New England Business Service, Inc. ...................            100           2,869
Potlatch Corp. .......................................            200           6,787
Rayonier, Inc. .......................................            200           8,012
Republic Group, Inc. .................................            100           1,506
Rock-Tenn Co., Class A ...............................            100           1,538
Shorewood Packaging Corp.+ ...........................            100           1,963
Unisource Worldwide, Inc. ............................            500           3,562
United Stationers, Inc.+ .............................            200           3,050
Universal Forest Products, Inc. ......................            200           4,100
Wausau-Mosinee Paper Corp. ...........................            400           5,600

METALS & MINERALS -- 1.4%
A. Schulman, Inc. ....................................            300           4,087
Agribiotech, Inc. New+ ...............................            100             625
AK Steel Holding Corp. ...............................            300           6,769
Aquarion Co. .........................................            150           4,125
Armco, Inc.+ .........................................            700           3,106
ASARCO, Inc. .........................................            300           4,125
Battle Mountain Gold Co. .............................          1,100           3,025
Bethlehem Steel Corp.+ ...............................            900           7,425
Birmingham Steel Corp. ...............................            300           1,181
Carpenter Technology Corp. ...........................            200           5,187
Chase Industries, Inc.+ ..............................            200           1,525
Commercial Metals Co. ................................            100           2,000
Earthgrains Co. ......................................            200           4,437
Florida Rock Industries, Inc. ........................            100           3,413
Getchell Gold Corp.+ .................................            200           5,237
Global Industrial Technologies, Inc.+ ................            200           2,100
Granite Construction, Inc. ...........................            100           2,338
Lone Star Industries, Inc. ...........................            200           6,200
LTV Corp.+ ...........................................            700           3,762
McWhorter Technologies, Inc.+ ........................            100           1,363
Metals USA, Inc.+ ....................................            200           1,750
Minerals Technologies, Inc. ..........................            100           4,800
Mueller Industries, Inc.+ ............................            200           4,475
National Steel Corp., Class B+ .......................            200           1,650
NS Group, Inc.+ ......................................            300           1,669
Roanoke Electric Steel Corp. .........................            200           2,225
Rogers Corp.+ ........................................            100           2,475
Rouge Industries, Inc., Class A ......................            100             875
RTI International Metals, Inc.+ ......................            100             938
Ryerson Tull, Inc. ...................................            261           3,833
Southern Peru Copper Corp. ...........................            300           3,019
Steel Dynamics, Inc.+ ................................            300           4,969
Stillwater Mining Co.+ ...............................          1,700          44,837
Tremont Corp. ........................................            100           1,763
Valmont Industries, Inc. .............................            200           2,775
Wolverine Tube, Inc.+ ................................            100           2,113

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
COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Wyman-Gordon Co.+ ....................................            200   $       1,850
Zoltek Cos., Inc.+ ...................................            100             750
                                                                        -------------
                                                                              339,852
                                                                        -------------

REAL ESTATE -- 3.1%
REAL ESTATE COMPANIES -- 0.1%
Cadiz, Inc.+ .........................................            100             800
Capstead Mortgage Corp. ..............................            300           1,613
Grubb & Ellis Co.+ ...................................            200           1,325
Jones Lang Lasalle, Inc. .............................            100           3,000
Trammell Crow Co.+ ...................................            200           3,700

REAL ESTATE INVESTMENT TRUSTS -- 3.0%
American Health Properties, Inc. .....................            200           3,638
Amli Residential Properties Trust ....................            200           4,125
Associated Estates Realty Corp. ......................            300           3,131
Berkshire Realty Company, Inc. .......................            100           1,119
Boykin Lodging Co. ...................................            200           2,400
Bradley Real Estate, Inc. ............................            200           3,625
Brandywine Realty Trust ..............................            300           4,875
BRE Properties, Inc. .................................            200           4,525
Burnham Pacific Properties, Inc. .....................            100           1,050
Camden Property Trust ................................            200           4,950
Capital Automotive REIT ..............................            200           2,488
CBL & Associates Properties, Inc. ....................            100           2,325
CenterPoint Properties Corp. .........................            200           6,250
Chateau Communities, Inc. ............................            100           2,750
Chelsea GCA Realty, Inc. .............................            100           2,788
Colonial Properties Trust ............................            100           2,550
Commercial Net Lease Realty, Inc. ....................            100           1,119
Cornerstone Realty Income Trust, Inc. ................            100           1,063
Cousins Properties, Inc. .............................            200           5,787
CRIIMI Mae, Inc. .....................................            400           1,075
Developers Diversified Realty ........................            500           7,156
Entertainment Properties Trust .......................            200           3,450
Equity Inns, Inc. ....................................            300           2,550
Federal Realty Investment Trust ......................            200           4,237
FelCor Lodging Trust, Inc. ...........................            300           6,956
First Industrial Realty Trust, Inc. ..................            300           7,181
First Union Real Estate Equity+ ......................            400           1,750
Franchise Finance Corp. America ......................            400           8,425
Gables Residential Trust .............................            100           2,206
General Growth Properties, Inc. ......................            200           6,487
Genesco, Inc.+ .......................................            200           1,850
Glenborough Realty Trust, Inc. .......................            200           3,400
Glimcher Realty Trust ................................            300           4,312
Great Lakes REIT, Inc. ...............................            200           2,900
Health Care Property Investments, Inc. ...............            200           5,750
Health Care REIT, Inc.+ ..............................            100           2,150
Healthcare Realty Trust ..............................          1,100          20,900
Hospitality Properties Trust .........................            200           5,412
IRT Property Co. .....................................            400           3,525

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

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Irvine Apartment Communities, Inc. ...................            100   $       3,288
JDN Realty Corp. .....................................            100           1,988
Kilroy Realty Corp. ..................................            100           2,050
Koger Equity, Inc. ...................................            300           4,031
Lasalle Hotel Properties .............................            100           1,325
LNR Property Corp. ...................................            200           3,950
Manufactured Home Communities, Inc. ..................            200           4,800
Meristar Hospitality Corp. ...........................            200           3,638
MGI Properties, Inc. .................................            100           2,738
Mills Corp. ..........................................            200           3,588
National Golf Properties, Inc. .......................            200           4,400
National Health Investments, Inc. ....................            200           4,300
Nationwide Health Properties, Inc. ...................            200           3,800
New Plan Excel Realty Trust, Inc. ....................            400           7,675
Omega Healthcare Investors ...........................            200           4,587
Parkway Properties, Inc. .............................            100           2,819
Pennsylvania Real Estate Investment Trust ............            200           3,737
Prentiss Properties Trust ............................            300           5,587
Prime Retail, Inc. ...................................            500           4,375
Prison Realty Corp. ..................................            500           8,719
PS Business Parks, Inc. California ...................            100           2,194
Realty Income Corp. ..................................            200           4,200
Reckson Associates Realty Corp. ......................            300           6,169
Redwood Trust, Inc. ..................................            100           1,600
Regency Realty Corp. .................................            200           3,750
RFS Hotel Investors, Inc. ............................            300           3,469
Shurgard Storage Centers, Inc., Class A ..............            100           2,525
SL Green Realty Corp. ................................            200           3,762
Smith Charles E Residential ..........................            100           3,081
Sovran Self Storage, Inc. ............................            100           2,331
Storage USA, Inc. ....................................            200           5,675
Summit Properties, Inc. ..............................            200           3,338
Sun Communities, Inc. ................................            100           3,175
Taubman Centers, Inc. ................................            300           3,675
The Macerich Co. .....................................            100           2,269
Tower Realty Trust, Inc.+ ............................            200           3,787
TriNet Corporate Realty Trust, Inc. ..................            200           5,075
United Dominion Realty Trust, Inc. ...................            400           4,100
United States Restaurant Properties, Inc. ............            100           1,931
Urban Shopping Centers, Inc. .........................            100           2,869
Ventas, Inc. .........................................            200           1,200
Washington Real Estate Investment Trust ..............            300           4,894
Weeks Corp. ..........................................            100           2,856
Weingarten Realty Investors, Inc. ....................            100           3,962
Westfield America, Inc. ..............................            300           5,231
                                                                        -------------
                                                                              341,181
                                                                        -------------
UTILITIES -- 2.3%
ELECTRIC UTILITIES -- 1.0%
Calpine Corp.+ .......................................            100           3,644
Central Hudson Gas & Electric Corp. ..................            100           3,581
Cleco Corp. ..........................................            200           5,900

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166

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
CMP Group, Inc. ......................................            300   $       5,512
Commonwealth Energy Systems+ .........................            200           7,700
Eastern Utilities Associates+ ........................            100           2,831
El Paso Electric Co.+ ................................            200           1,525
Empire District Electric Co. .........................            200           4,563
Hawaiian Electric, Inc. ..............................            200           7,012
Idacorp, Inc. ........................................            200           5,875
Indiana Energy, Inc. .................................            300           5,681
Intergrated Electrical Services, Inc. ................            100           1,600
MagneTek, Inc.+ ......................................            300           2,513
Minnesota Power & Light Co. ..........................            300           5,925
Nevada Power Co. .....................................            400           9,900
Omni Energy Services Corp.+ ..........................            100             403
Public Service Co. of New Mexico .....................            200           3,400
Public Service Co. of North Carolina, Inc. ...........            200           5,675
Rochester Gas & Electric Corp. .......................            100           2,563
Sierra Pacific Resources Co. .........................            200           7,037
Sigcorp, Inc. ........................................            100           2,738
TNP Enterprises, Inc. ................................            100           2,875
Unisource Energy Corp.+ ..............................            300           3,319
United Illuminating Co. ..............................            100           4,194

GAS & PIPELINE UTILITIES -- 1.1%
AGL Resources, Inc. ..................................            400           7,025
California Water Service Group .......................            200           4,825
Colonial Gas Co. .....................................            100           3,450
Connecticut Energy Corp. .............................            100           2,425
Eastern Enterprises ..................................            200           7,275
Energen Corp. ........................................            300           4,481
Etown Corp. ..........................................            100           4,031
Laclede Gas Co. ......................................            200           4,187
Louis Dreyfus Natural Gas Corp. ......................            200           2,900
MDU Resources Group, Inc. ............................            200           4,575
Mitchell Energy & Development Corp., Class A+ ........            200           2,488
New Jersey Resources Corp. ...........................            200           7,112
North Carolina Natural Gas Corp. .....................            100           3,038
Northwest Natural Gas Co. ............................            200           4,375
Northwestern Corp. ...................................            100           2,594
Oneok, Inc. ..........................................            200           4,950
Peoples Energy Corp. .................................            100           3,231
Philadelphia Suburban Corp.+ .........................            200           4,537
Piedmont Natural Gas, Inc. ...........................            100           3,500
Southern Union Co. ...................................            100           1,888
Southwest Gas Corp. ..................................            100           2,750
Southwestern Energy Co. ..............................            300           2,119
Transmontaigne, Inc.+ ................................          1,500          18,187
UGI Corp. ............................................            100           1,669
Washington Gas Light Co. .............................            200           4,525
Western Gas Resources, Inc. ..........................            300           2,250
WICOR, Inc. ..........................................            300           6,075
WPS Resources Corp. ..................................            100           2,950

                                                                ----------------

COMMON STOCK (CONTINUED)                                   SHARES           VALUE
-------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE -- 0.2%
Commonwealth Telephone Enterprises, Inc+ .............            100   $       3,681
North Pittsburgh Systems, Inc. .......................            200           2,750
Omnipoint Corp.+ .....................................            200           2,887
Tel-Save Holdings, Inc.+ .............................            200           2,088
US LEC Corp., Class A+ ...............................            100           1,713
Winstar Communications, Inc.+ ........................            300          10,903
                                                                        -------------
                                                                              253,400
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $10,332,976)........                     10,250,141
                                                                        -------------


                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 0.2%                              AMOUNT
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 4.45% due 5/20/99 (cost
 $19,880)@ ...........................................  $      20,000          19,880
                                                                        -------------

REPURCHASE AGREEMENTS -- 8.3%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.3%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.0% dated 03/31/99 to be repurchased
 04/01/99 in the amount of $118,013 and collateralized
 by $110,000 of U.S. Treasury Bonds bearing interest
 at 6.75% due 08/15/26 and having an approximate value
 of $123,750 (cost $118,000)@ ........................        118,000         118,000

Agreement with State Street Bank & Trust Co., bearing
 interest at 4.0% dated 03/31/99 to be repurchased
 04/01/99 in the amount of $128,014 and collateralized
 by $130,000 of U.S. Treasury Notes bearing interest
 at 5.50% due 03/31/03 and having an approximate value
 of $131,300 (cost $128,000) .........................        128,000         128,000

State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ..........................        678,000         678,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $924,000)...........                        924,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $11,276,856)                     100.5 %      11,194,021
Liabilities in excess of other assets
  --                                      (0.5)          (54,394)
                                         ------      -----------
NET ASSETS --                            100.0 %     $11,139,627
                                         ------      -----------
                                         ------      -----------

-------------

+   Non-income producing security

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------
                                                                   VALUE AS OF
NUMBER OF                                EXPIRATION   VALUE AT      MARCH 31,     UNREALIZED
CONTRACTS  DESCRIPTION                      DATE     TRADE DATE       1999       DEPRECIATION
----------------------------------------------------------------------------------------------
 2 Long    Standard & Poors 500 Index    June 1999    $ 130,840     $ 129,330      $  (1,510)
                                                                                      ------
                                                                                      ------

See Notes to Financial Statements

----------------
168

----------------

SEASONS SERIES TRUST INTERNATIONAL
EQUITY PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 1999

COMMON STOCK -- 92.1%                                                                SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
AUSTRALIA -- 3.2%
Amcor Ltd. (Finance)..............................................................        646  $      3,236
AMP Ltd. (Finance)+...............................................................        833         9,123
Australia & New Zealand Banking Group Ltd. (Finance)..............................      3,400        24,687
Australian Gas Light Co., Ltd. (Utilities)........................................        330         2,354
Biota Holdings Ltd (Healthcare)...................................................     10,000        29,000
Brambles Industries Ltd. (Industrial & Commercial)................................        788        20,031
Broken Hill Proprietary Co., Ltd. (Materials).....................................      2,830        24,138
Coca-Cola Amatil Ltd. (Consumer Staples)..........................................      1,007         4,368
Coles Myer Ltd. (Consumer Discretionary)..........................................      1,008         5,470
CSR Ltd. (Materials)..............................................................      1,274         2,762
Fosters Brewing Group Ltd. (Consumer Staples).....................................      6,278        18,477
General Property Trust (Real Estate)..............................................      1,654         2,895
Lend Lease Corp., Ltd. (Finance)..................................................      1,545        19,684
National Australia Bank Ltd. (Finance)............................................        953        17,314
News Corp., Ltd. (Information & Entertainment)....................................      3,006        22,250
Novogen Ltd. (Healthcare).........................................................     35,000        62,147
Pacific Dunlop Ltd. (Consumer Discretionary)......................................      1,412         2,462
Polartechnics Ltd. (Healthcare)...................................................     35,000        67,696
Rio Tintro, Ltd. (Materials)......................................................        303         4,234
TABCORP Holdings Ltd. (Information & Entertainment)...............................      1,200         9,132
Telstra Corp. (Information Technology)+...........................................      5,342        27,965
Western Mining Corp., Ltd. (Materials)+...........................................      1,073         3,416
Westpac Banking Corp., Ltd. (Finance).............................................      4,771        34,794
Woolworths Ltd. (Consumer Discretionary)+.........................................      5,400        17,293
                                                                                               ------------
                                                                                                    434,928
                                                                                               ------------

AUSTRIA -- 0.1%
Bank Austria AG (Finance).........................................................         90         5,362
Generali Holding Vienna AG (Finance)..............................................         10         2,119
Oesterreichische Elektrizit Irtschafts AG (Utilities).............................         20         3,194
                                                                                               ------------
                                                                                                     10,675
                                                                                               ------------

BELGIUM -- 0.6%
Delhaize Le-Lion SA (Consumer Discretionary)+.....................................         43         3,989
Electrabel SA (Utilities).........................................................         38        13,641
Fortis (B) (Finance)..............................................................        498        18,415
Groupe Bruxelles Lambert SA (Industrial & Commercial).............................         16         2,924
Kredietbank NV (Finance)..........................................................        208        13,888
Petrofina SA (Energy).............................................................         17         9,319
Solvay SA (Materials).............................................................         67         4,115
Tractebel Invest International BV (Finance).......................................         57         8,998
UCB SA (Healthcare)...............................................................        110         4,937
                                                                                               ------------
                                                                                                     80,226
                                                                                               ------------

                                                                ----------------

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
CANADA -- 1.3%
Ballard Power Systems, Inc (Energy)...............................................      6,000  $    184,631
                                                                                               ------------

DENMARK -- 0.6%
D/S 1912 (Industrial & Commercial)................................................          1         7,488
D/S Svendborg (Industrial & Commercial)...........................................          1        10,614
Danisco A/S (Consumer Staples)....................................................         48         2,199
ISS International Service Systems A/S, Class B (Industrial & Commercial)..........        764        49,705
Novo-Nordisk A/S, Class B (Healthcare)............................................         54         6,046
Tele Danmark A/S (Utilities)......................................................         76         7,537
                                                                                               ------------
                                                                                                     83,589
                                                                                               ------------

FINLAND -- 2.1%
Merita Ltd. (Finance)+............................................................        800         4,290
Nokia (AB) OY, Series K (Information Technology)..................................        100        16,111
Nokia Corp., Class A ADR (Information Technology)+................................        851       137,193
Raisio Group PLC (Industrial & Commercial)........................................     12,000       111,455
Sampo Corp. (Industrial & Commercial).............................................        100         3,136
Sonera Group Oyj (Utilities)......................................................        400         6,661
Tieto Corp (Information Technology)...............................................        100         4,125
UPM-Kymmene OY (Materials)........................................................        300         8,304
                                                                                               ------------
                                                                                                    291,275
                                                                                               ------------

FRANCE -- 8.4%
Accor SA (Information & Entertainment)............................................         30         7,461
Alcatel Alsthom, Inc. (Information Technology)....................................        144        16,582
Alstom (Industrial & Commercial)..................................................      1,113        33,094
AXA SA (Finance)+@................................................................        908       120,562
Banque Nationale de Paris (Finance)+..............................................        160        13,944
Bouygues SA (Energy)..............................................................         23         6,391
Canal Plus (Information & Entertainment)..........................................         25         7,339
Cap Gemini SA (Industrial & Commercial)...........................................         53         8,888
Carrefour SA (Real Estate)........................................................         58        44,777
Compagnie de St. Gobain (Finance).................................................         69        10,967
Compagnie Financiere de Paribas SA (Finance)......................................        103        11,516
Credit Local de France (Finance)+.................................................        563        78,832
Establissements Economiques du Casino Guichard-Perrachon SA (Real Estate).........         56         4,977
France Telecom SA (Information Technology)@.......................................        702        56,852
Groupe Danone (Consumer Staples)..................................................         54        13,610
L' Oreal (Consumer Staples)@......................................................         47        29,780
L'Air Liquide SA (Industrial & Commercial)........................................         63         9,400
Lafarge SA (Materials)............................................................         69         6,230
Legrand SA (Industrial & Commercial)..............................................         24         5,047
Michelin SA, Class B (Consumer Discretionary).....................................        124         5,571
Moet Henessy Louis Vuitton (Consumer Staples).....................................         65        16,130
Pernod-Ricard (Consumer Staples)..................................................         51         3,245
Peugeot SA (Consumer Discretionary)...............................................         41         5,905
Pinault-Printemps-Redoute SA (Consumer Discretionary).............................         85        13,584
Promodes (Consumer Discretionary).................................................         11         6,732
Rhone-Poulenc SA (Materials)......................................................      1,733        78,513
Sanofi SA (Healthcare)............................................................         81        13,663

----------------
170

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Schneider SA (Industrial & Commercial)+...........................................        112  $      6,206
SEITA (Consumer Staples)..........................................................        981        66,771
Societe Generale Enterprises (Finance)+...........................................        461        88,725
Societe Nationale Elf Aquitaine SA (Energy).......................................        992       134,933
Sodexho Alliance SA (Information & Entertainment).................................         24         3,931
Suez Lyonnaise des Eaux (Industrial & Commercial).................................        105        19,459
Thomson CSF (Industrial & Commercial).............................................        143         4,376
Total SA, Class B (Energy)........................................................        462        56,997
Valeo SA (Consumer Discretionary).................................................         60         4,703
Vivendi SA (Industrial & Commercial)@.............................................        539       132,819
                                                                                               ------------
                                                                                                  1,148,512
                                                                                               ------------

GERMANY -- 9.5%
Allianz AG (Finance)..............................................................        150        45,737
AMB Aachener & Muenchner Beteiligungs AG (Finance)................................         50         6,001
BASF AG (Materials)...............................................................        450        16,494
Bayer AG (Materials)..............................................................        500        18,760
DaimlerChrysler AG (Consumer Discretionary)+......................................        650        56,647
Deutsche Bank AG (Information Technology)+........................................        400        20,609
Deutsche Lufthansa AG (Information Technology)....................................        300         6,569
Deutsche Telekom AG (Information Technology)@.....................................      1,500        61,226
Dresdner Bank AG (Finance)........................................................        300        12,034
Drillisch AG (Information Technology).............................................        400        55,446
DePfa Deutsche Pfandbriefbank AG (Finance)........................................      1,500       132,913
Gehe AG (Healthcare)..............................................................      1,300        59,317
HypoVereinsbank AG (Finance)......................................................        300        17,970
Mannesmann AG (Information Technology)............................................      1,156       147,866
Merck KGAA (Healthcare)...........................................................        150         5,190
Metro AG (Consumer Discretionary).................................................        200        12,536
Mobil Com AG (Energy).............................................................        250        65,686
Munchener Ruckversicherungs AG (Finance)+.........................................        100        20,219
RWE AG (Materials)................................................................        300        13,299
SAP AG (Information Technology)...................................................        550       157,889
Schering AG (Healthcare)..........................................................         50         5,831
Siemens AG (Multi-industry)@......................................................        400        26,772
SKW Trostberg AG (Materials)......................................................      3,000        63,253
Thyssen Krupp AG (Industrial & Commercial)........................................      1,000        19,787
VEBA AG (Utilities)...............................................................      1,600        84,251
Viag AG (Industrial & Commercial)@................................................         50        27,621
Volkswagen AG (Consumer Discretionary)............................................        250        16,678
Vossloh AG (Consumer Staples).....................................................      2,500        65,686
W.E.T Automotive Systems, AG (Consumer Discretionary).............................      1,250        60,550
                                                                                               ------------
                                                                                                  1,302,837
                                                                                               ------------

HONG KONG -- 1.6%
Cheung Kong Holdings Ltd. (Real Estate)...........................................      9,000        68,520
China Telecom (HongKong) Ltd. (Information Technology)+...........................     22,000        36,622
CLP Holdings Ltd. (Utilities).....................................................      6,000        28,802
Hang Seng Bank Ltd. (Finance).....................................................      1,400        12,872
Hong Kong & China Gas Co., Ltd. (Utilities)+......................................      3,000         4,239

                                                                ----------------

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
HONG KONG (CONTINUED)
Hong Kong Telecommunications Ltd. (Information Technology)........................      8,400  $     16,584
Hutchison Whampoa Ltd. (Industrial & Commercial)..................................      3,000        23,614
New World Development Co., Ltd. (Finance).........................................      2,000         3,936
Sun Hung Kai Properties Ltd. (Finance)+...........................................      2,000        14,969
Swire Pacific Ltd., Class A (Industrial & Commercial).............................      1,000         4,645
                                                                                               ------------
                                                                                                    214,803
                                                                                               ------------

IRELAND -- 0.8%
Allied Irish Banks PLC (Finance)..................................................        617        10,674
Bank of Ireland (Finance).........................................................      4,089        85,772
CRH PLC (Consumer Discretionary)..................................................        298         5,152
Irish Life PLC (Finance)..........................................................        277         2,696
Kerry Group, Class A (Consumer Staples)+..........................................        159         2,123
                                                                                               ------------
                                                                                                    106,417
                                                                                               ------------

ITALY -- 3.0%
Alitalia SpA (Industrial & Commercial)............................................      1,565         5,330
Assicurazione Generali SpA (Finance)..............................................        746        29,925
Banca Commerciale Italiana (Finance)+.............................................      1,597        13,123
Banca Intesa SpA (Finance)........................................................      1,196         7,061
Edison SpA (Utilities)............................................................        370         3,412
ENI SpA (Energy)@.................................................................      5,690        36,299
Fiat SpA (Consumer Discretionary).................................................      3,267        10,809
Istituto Mobilare Italiano SpA (Finance)..........................................      1,093        17,786
Istituto Nazionale Delle Assicurazioni SpA (Finance)..............................      3,704        11,214
Italgas SpA (Utilities)...........................................................        848         4,126
Mediaset SpA (Information & Entertainment)........................................      1,036         9,757
Mondadori Editore SpA (Information & Entertainment)...............................      1,016        15,215
Montedison SpA (Materials)........................................................      4,213         4,373
Olivetti SpA (Industrial & Commercial)............................................      2,615         8,200
Pirelli SpA (Industrial & Commercial).............................................      2,215         6,323
Seat Pagine Gialle SpA (Information & Entertainment)+.............................     37,050        29,645
Telecom Italia Mobile SpA (Utilities)@............................................     14,742        99,305
Telecom Italia SpA (Utilities)....................................................      2,673        28,439
Uni Credito Italiano SpA (Finance)................................................     14,217        76,861
                                                                                               ------------
                                                                                                    417,203
                                                                                               ------------

JAPAN -- 16.8%
Aderans Company Ltd. (Consumer Discretionary).....................................      1,100        45,053
Ajinomoto Co., Inc. (Consumer Staples)............................................      1,000        11,907
Asahi Bank Ltd. (Finance).........................................................      3,000        15,834
Asahi Breweries Ltd. (Consumer Staples)...........................................      1,000        13,090
Bank of Tokyo-Mitsubishi Ltd. (Finance)...........................................      4,000        55,128
Bridgestone Corp. (Consumer Discretionary)........................................      1,000        25,504
Canon, Inc. (Information & Entertainment).........................................      4,000        98,974
Circle K Japan Co. (Consumer Discretionary).......................................      1,400        69,755
Dai Nippon Printing Co., Ltd. (Industrial & Commercial)...........................      1,000        15,201
Daiwa House Industry Co., Ltd. (Consumer Discretionary)...........................      1,000        11,417
Denso Corp. (Consumer Discretionary)..............................................      1,000        19,634
East Japan Railway Co. (Industrial & Commercial)..................................          3        17,836

----------------
172

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Fanuc Ltd. (Information Technology)...............................................        300  $     12,262
Fuji Bank Ltd. (Finance)..........................................................      3,000        17,760
Fuji Photo Film Co., Ltd. (Information & Entertainment)...........................      3,000       113,499
Fujitsu Ltd. (Information Technology).............................................      1,000        16,062
Hitachi Ltd. (Industrial & Commercial)+...........................................      3,000        22,218
Honda Motor Co., Ltd. (Consumer Discretionary)....................................      1,000        45,180
Industrial Bank of Japan Ltd. (Finance)...........................................      3,000        20,268
Ito En Ltd. (Consumer Staples)....................................................        600        30,402
Jusco Co., Ltd. (Consumer Discretionary)..........................................      1,000        17,396
Kansai Electric Power Co., Inc. (Utilities).......................................        900        18,203
KAO Corp. (Consumer Staples)......................................................      4,000        88,333
Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)..........................      2,000        10,708
Kirin Brewery Co., Ltd. (Consumer Staples)........................................      5,000        58,607
Kokuyo Co., Ltd. (Materials)......................................................      3,000        49,504
Marui Co., Ltd. (Consumer Discretionary)..........................................      1,000        17,016
Matsushita Electric Industrial Co., Ltd. (Information Technology)+................      2,000        39,015
Mitsubishi Corp. (Industrial & Commercial)........................................      2,000        13,090
Mitsubishi Estate Co., Ltd. (Real Estate).........................................      1,000        10,176
Mitsubishi Heavy Industries Ltd. (Industrial & Commercial)........................      3,000        13,554
Mitsubishi Trust & Banking Corp (Finance).........................................      2,000        20,741
Mitsui Marine & Fire Co., Ltd. (Finance)..........................................     11,000        55,736
NEC Corp. (Industrial & Commercial)...............................................      2,000        24,068
NGK Insulators Ltd. (Industrial & Commercial).....................................      6,000        67,795
Nintendo Co., Ltd. (Information Technology).......................................        500        43,153
Nippon Express Co., Ltd. (Industrial & Commercial)................................      2,000        11,840
Nippon Steel Corp. (Materials)....................................................      7,000        14,365
NTT Mobile Communication Network, Inc. (Information Technology)...................          1        49,403
Nippon Telegraph & Telephone Corp. (Information Technology)@......................          9        88,164
Nissan Motor Co., Ltd. (Consumer Discretionary)...................................      3,000        11,654
Nomura Securities Co., Ltd. (Finance).............................................      2,000        20,943
Rohm Co., Ltd. (Information Technology)...........................................      1,000       119,495
Sankyo Co., Ltd. (Healthcare).....................................................      4,000        85,800
Sekisui House Ltd. (Consumer Discretionary).......................................      1,000        10,641
Sharp Corp. (Information Technology)..............................................      1,000        10,556
Shin-Etsu Chemical Co., Ltd. (Materials)..........................................      1,000        26,264
Shiseido Co., Ltd. (Consumer Staples).............................................      1,000        13,850
SMC Corp. (Consumer Discretionary)................................................        300        26,855
Sony Corp. (Information & Entertainment)..........................................        300        27,741
Sumitomo Bank Ltd. (Finance)......................................................      3,000        40,611
Sumitomo Corp. (Industrial & Commercial)..........................................      2,000        13,123
Sumitomo Electric Industries Ltd. (Industrial & Commercial).......................      1,000        11,857
Takeda Chemical Industries Ltd. (Healthcare)......................................      1,000        38,762
Takefuji Corp. (Finance)..........................................................        900        69,163
TDK Corp. (Information & Entertainment)...........................................      1,000        80,986
Tohoku Electric Power Co., Inc. (Utilities).......................................        600         9,126
Tokai Bank Ltd. (Finance).........................................................      2,000        12,904
Tokio Marine & Fire Insurance Co., Ltd. (Finance).................................      2,000        22,818
Tokyo Electric Power Co., Inc. (Utilities)........................................      1,100        23,688
Toppan Forms Company Ltd. (Industrial & Commercial)...............................      4,000        67,897
Toppan Printing Co., Ltd. (Industrial & Commercial)...............................      1,000        13,098
Toray Industries, Inc. (Materials)................................................      2,000        10,387
Toyoda Auto Loom Works, Ltd. (Industrial & Commercial)............................      1,000        18,283

                                                                ----------------

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Toyota Motor Corp. (Consumer Discretionary).......................................      2,000  $     57,932
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)..................................      2,000        63,337
                                                                                               ------------
                                                                                                  2,295,622
                                                                                               ------------

NETHERLANDS -- 5.7%
ABN Amro Holdings NV (Finance)@...................................................      1,014        21,160
AEGON NV (Finance)................................................................        400        36,568
Akzo Nobel NV (Healthcare)........................................................        215         7,974
Benckiser NV (Consumer Staples)...................................................      1,251        70,270
Elsevier NV (Information & Entertainment).........................................        486         7,252
Equant NV (Industrial & Commercial)+..............................................        790        60,135
Fortis (Nl) NV (Finance)..........................................................      1,328        51,046
Heineken NV (Consumer Staples)....................................................        227        11,462
ING Groep NV (Finance)............................................................        647        35,713
Koninklijke Ahold NV (Consumer Discretionary).....................................        417        16,006
Philips Electronics NV (Information & Entertainment)..............................        258        21,048
Royal Dutch Petroleum Co. (Energy)@...............................................      1,462        77,854
Royal Koninklijke KPN NV (Utilities)..............................................        335        13,348
SGS Thomson Microelectronics NV (Information Technology)..........................        557        55,377
TNT Post Group NV (Industrial & Commercial)+......................................      2,887        87,092
Unilever NV (Consumer Staples)....................................................        441        30,684
VNU NV (Information & Entertainment)..............................................      2,255        88,019
Wolters Kluwer NV (Industrial & Commercial)+......................................        500        90,825
                                                                                               ------------
                                                                                                    781,833
                                                                                               ------------

NEW ZEALAND -- 0.0%
Telecommunications Corp. of New Zealand Ltd. ADR (Information Technology).........      1,248         6,087
                                                                                               ------------

NORWAY -- 0.1%
Christiania Bank Og Kreditkasse (Finance).........................................        550         2,151
Norsk Hydro ASA, Class B (Materials)..............................................        200         8,157
Orkla SA (Consumer Staples).......................................................        150         2,302
Unified Storebrand AS (Finance)...................................................        300         2,214
                                                                                               ------------
                                                                                                     14,824
                                                                                               ------------

PORTUGAL -- 0.5%
Banco Comercial Portugues SA (Finance)+...........................................        200         6,055
Banco Espirito Santo e Comercial de Lisboa (Finance)..............................        100         2,697
Brisa-Auto Estradas de Portugal SA (Industrial & Commercial)......................        100         4,638
Electricidad de Portugal SA (Utilities)...........................................      2,007        39,669
Jeronimo Martins SGPS SA (Consumer Discretionary).................................        100         3,568
Portugal Telecom SA (Utilities)...................................................        200         8,972
                                                                                               ------------
                                                                                                     65,599
                                                                                               ------------

SINGAPORE -- 0.3%
City Developments Ltd. (Real Estate)..............................................      1,000         5,213
Development Bank of Singapore Ltd. (Finance)......................................      1,000         7,588
Keppel Corp., Ltd. (Industrial & Commercial)......................................      1,000         2,699
Overseas Chinese Banking Corp., Ltd. (Finance)....................................      1,000         6,777

----------------
174

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
SINGAPORE (CONTINUED)
Singapore Telecommunications Ltd. (Information Technology)+.......................      5,000  $      7,124
United Overseas Bank Ltd. alien shares (Finance)..................................      1,000         6,255
                                                                                               ------------
                                                                                                     35,656
                                                                                               ------------

SPAIN -- 2.5%
Autopistas Concesionaria Espana SA (Industrial & Commercial)......................        196         2,515
Banco Bilbao Vizcaya SA (Finance).................................................      1,371        20,457
Banco Central Hispanoamericano SA (Finance).......................................        670         8,411
Banco Santander SA (Finance)......................................................      4,833        99,288
Corporation Bancaria de Espana SA (Finance).......................................        361         8,689
Dragados & Construcciones SA (Consumer Discretionary).............................         61         2,005
Endesa SA (Utilities).............................................................      2,275        57,511
Fomento de Construcciones y Contratas SA (Industrial & Commercial)................         53         3,266
Gas Natural SDG, SA (Utilities)...................................................        100         9,245
Iberdrola SA (Energy).............................................................        653         9,687
Repsol SA (Energy)................................................................        217        11,192
Sociedad General de Aguas de Barcelona SA (Industrial & Commercial)...............         44         2,650
Tabacalera SA (Consumer Staples)..................................................        159         3,227
Telefonica de Espana SA (Information Technology)..................................      2,389       101,490
TelePizza SA (Information & Entertainment)+.......................................        227         1,735
Union Electrica-Fenosa SA (Utilities).............................................        157         2,348
                                                                                               ------------
                                                                                                    343,716
                                                                                               ------------

SWEDEN -- 1.0%
ABB AB, Class A (Industrial & Commercial)+........................................        600         7,452
Astra AB, Class B (Healthcare)....................................................        200         4,542
Electrolux AB (Consumer Discretionary)............................................        300         5,954
Ericsson L.M. Telecommunications Co., Class B (Information Technology)............      4,219       102,739
Hennes & Mauritz AB, Class B (Consumer Discretionary).............................        200        15,098
                                                                                               ------------
                                                                                                    135,785
                                                                                               ------------

SWITZERLAND -- 8.3%
Adecco SA (Industrial & Commercial)...............................................         57        28,993
Astra AB, Class A (Healthcare)....................................................      1,000        22,952
Credit Suisse Group (Finance)@....................................................        200        37,387
ForeningsSparbanken AB, Class A (Finance).........................................      3,854        90,801
Nestle SA (Consumer Staples)+@....................................................         83       151,165
NetCom Systems AB, Series B (Utilities)+..........................................        100         3,409
Novartis AG (Healthcare)@.........................................................        104       169,125
Roche Holdings AG (Healthcare)....................................................          1        17,881
Roche Holdings AG Genusschein (Healthcare)@.......................................          5        61,126
Saurer AG Arbon (Industrial & Commercial).........................................        150        75,180
Schweizerische Rueckversicherungs-Gesellschaft (Finance)+.........................         10        22,182
Securitas AB, Series B (Industrial & Commercial)..................................      6,229        98,596
Sembcorp Industries Ltd. (Industrial & Commercial)+...............................      2,000         2,189
Singapore Airlines Ltd. (Industrial & Commercial).................................      2,000        14,480
Singapore Press Holdings (Information & Entertainment)............................      2,000        22,126
Singapore Technologies Engineering Ltd. (Industrial & Commercial).................      3,000         2,711
Skandia Forsakrings AB (Finance)..................................................      5,221        97,262
Skandinaviska Enskilda Banken, Series A (Finance).................................        500         6,118

                                                                ----------------

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Svenska Cellulosa AB, Class B (Materials).........................................        200  $      4,347
Svenska Handelsbank, Series A (Finance)...........................................        100         3,488
Swisscom AG (Information Technology)+.............................................         50        19,574
UBS AG (Finance)+@................................................................        483       152,118
Volvo AB, Class B (Consumer Discretionary)........................................        300         7,872
Zurich Allied AG (Finance)+.......................................................         30        19,242
                                                                                               ------------
                                                                                                  1,130,324
                                                                                               ------------

UNITED KINGDOM -- 23.0%
Abbey National PLC (Finance)......................................................      1,141        23,598
Allied Zurich PLC (Finance)+......................................................      1,295        17,458
Ashtead Group PLC (Finance).......................................................     45,000       152,054
Associated British Foods PLC (Consumer Staples)...................................      1,047         7,362
BAA PLC (Information & Entertainment).............................................      1,039        11,575
Barclays PLC (Finance)............................................................      1,205        34,707
Bass PLC (Consumer Staples).......................................................        807        10,938
BG PLC (Utilities)................................................................      3,275        19,273
Blue Circle Industries PLC (Materials)............................................      1,319         7,581
BOC Group PLC (Materials).........................................................        612         8,517
Boots Co. PLC (Consumer Discretionary)............................................        874        12,671
British Aerospace PLC (Industrial & Commercial)...................................      1,734        11,590
British America Tobacco PLC (Consumer Staples)+...................................        676         5,643
British Petroleum Co. PLC (Energy)................................................      6,777       114,557
British Sky Broadcasting Group PLC (Information & Entertainment)..................      1,662        14,369
British Telecommunications PLC (Information Technology)...........................     10,663       173,531
Cable & Wireless PLC (Information Technology).....................................      1,880        23,402
Cadbury Schweppes PLC (Consumer Staples)..........................................        916        13,162
Carlton Communications PLC (Information & Entertainment)..........................      5,533        54,581
Centrica PLC (Utilities)+.........................................................      2,978         5,241
CGU PLC (Finance).................................................................      1,140        17,927
Compass Group PLC (Consumer Staples)..............................................        752         8,705
Diageo PLC (Consumer Staples).....................................................      2,772        31,126
General Electric Co. PLC (Information Technology)+................................      2,234        20,072
GKN PLC (Information Technology)..................................................        794        11,960
Glaxo Wellcome PLC (Healthcare)...................................................      6,016       201,736
Granada Group PLC (Information & Entertainment)...................................        822        16,589
Great Universal Stores PLC (Consumer Discretionary)...............................      3,301        34,695
Halifax Corp. (Information Technology)............................................      6,478        79,486
Hays PLC (Industrial & Commercial)................................................     18,028       182,205
HSBC Holdings PLC (Finance).......................................................      1,373        43,846
HSBC Holdings PLC (75P) (Finance).................................................        735        23,698
Imperial Chemical Industries PLC (Materials)......................................        526         4,713
Jarvis PLC (Industrial & Commercial)..............................................     15,000       134,649
Kingfisher PLC (Consumer Discretionary)...........................................      1,266        15,922
Land Securities PLC (Real Estate).................................................        664         8,791
Legal & General Group Ltd. PLC (Finance)..........................................        837         9,905
Lloyds TSB Group PLC (Finance)....................................................      6,675       100,547
Lucas Varity PLC (Consumer Discretionary).........................................      1,742         8,051
Marks & Spencer PLC (Consumer Discretionary)......................................      2,567        16,898
Mayflower Corp. PLC (Consumer Discretionary)......................................     50,000       142,076
Misys PLC (Information Technology)................................................      7,172        72,717

----------------
176

COMMON STOCK (CONTINUED)                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
National Grid Co. (Utilities).....................................................      1,460  $     10,672
NXT PLC (Industrial & Commercial).................................................     18,000       137,168
Pearson PLC (Information & Entertainment).........................................        573        13,118
Pilkington PLC (Materials)........................................................    110,000       147,404
Prudential Corp. PLC (Finance)....................................................      1,550        20,208
Railtrack Group PLC (Industrial & Commercial)+....................................        189         4,321
Rentokil Initial PLC (Industrial & Commercial)....................................     15,483        94,990
Reuters Group PLC (Information & Entertainment)...................................      1,243        18,222
Rio Tinto PLC (Materials)+........................................................      1,037        14,315
Rolls-Royce PLC (Consumer Discretionary)..........................................      1,228         5,204
Royal Bank of Scotland Group PLC (Finance)........................................        371         8,092
Sainsbury (J.) PLC (Consumer Discretionary)+......................................      6,412        39,752
Scottish Power PLC (Utilities)....................................................      1,165        10,194
Select Appointment Holdings PLC (Industrial & Commercial).........................      3,423        45,980
Siebe PLC (Industrial & Commercial)...............................................      2,551        11,233
SmithKline Beecham PLC (Healthcare)...............................................      4,000        57,767
Stagecoach Holdings PLC (Industrial & Commercial).................................      7,783        28,461
Tesco PLC (Consumer Discretionary)................................................      5,691        15,092
Trifast PLC (Industrial & Commercial).............................................     15,000       157,414
Unilever NV PLC (Consumer Staples)................................................      2,567        23,789
Vodafone Group PLC (Information Technology).......................................     14,748       273,822
Zeneca Group PLC (Healthcare).....................................................      2,265       107,292
                                                                                               ------------
                                                                                                  3,152,634
                                                                                               ------------

UNITED STATES -- 2.7%
Cheap Tickets, Inc. (Information & Entertainment).................................      5,000       168,125
Netbank, Inc. (Finance)...........................................................      3,000       204,000
                                                                                               ------------
                                                                                                    372,125
                                                                                               ------------
TOTAL COMMON STOCK (cost $12,163,303).............................................               12,609,301
                                                                                               ------------


PREFERRED STOCK -- 0.8%
-----------------------------------------------------------------------------------------------------------
AUSTRALIA -- 0.1%
News Corp., Ltd. 5.00% (Information & Entertainment)..............................      1,408         9,679
                                                                                               ------------

GERMANY -- 0.7%
Henkel KGaA 1.22% (Finance).......................................................      1,106        81,318
SAP AG (Information Technology)...................................................         50        16,111
                                                                                               ------------
                                                                                                     97,429
                                                                                               ------------
TOTAL PREFERRED STOCK (cost $124,560).............................................                  107,108
                                                                                               ------------
TOTAL INVESTMENT SECURITIES (cost $12,287,863)....................................               12,716,409
                                                                                               ------------

                                                                                    PRINCIPAL
SHORT-TERM SECURITIES -- 0.1%                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 4.40% due 5/20/99 (cost $19,880)@....................  $  20,000        19,880

                                                                ----------------

                                                                                    PRINCIPAL
REPURCHASE AGREEMENT -- 5.1%                                                         AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 4.00% dated
 03/31/99 to be repurchased 04/01/99 in the amount of $700,078 and collateralized by $580,000 of U.S. Treasury Bonds, bearing interest at 10.75% due 05/15/03 and
 having an approximate aggregate value of $719,200 (cost $700,000)................  $ 700,000  $    700,000
                                                                                               ------------

TOTAL INVESTMENTS --
  (cost $13,007,743)                         98.1%                                          13,436,289
Other assets less liabilities --              1.9                                              257,145
                                            -----                                           ----------
NET ASSETS --                               100.0%                                          $13,693,434
                                            -----                                           ----------
                                            -----                                           ----------

+   Non-income producing security

ADR -- American Depository Receipt

@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------
                                                          VALUE AS OF
NUMBER OF                      EXPIRATION    VALUE AT      MARCH 31,     UNREALIZED
CONTRACTS  DESCRIPTION            DATE      TRADE DATE       1999       APPRECIATION
-------------------------------------------------------------------------------------
 2 Long    Nikkei 300 Index     June 1999    $  39,618     $  42,506      $   2,888
 1 Long    Dax Index            June 1999      129,853       131,333          1,480
                                                                             ------
Net Unrealized Appreciation...........................................  $     4,368
                                                                             ------
                                                                             ------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------
                                                              GROSS
       CONTRACT                  IN           DELIVERY     UNREALIZED
      TO DELIVER            EXCHANGE FOR        DATE      APPRECIATION
------------------------------------------------------------------------
*EUR            54,333  USD           61,000   04/26/99     $   2,165
*EUR            55,184  USD           61,000   04/26/99         1,244
*EUR            56,437  USD           62,000   04/26/99           887
*EUR            40,514  USD           44,338   04/26/99           467
 JPY         6,977,000  USD           61,657   05/12/99         2,393
 JPY        14,240,940  USD          123,000   05/12/99         2,034
 JPY         2,838,451  USD           24,516   05/12/99           405
 CHF           174,000  USD          123,763   05/20/99         5,289
*EUR            54,285  USD           61,000   05/20/99         2,139
*EUR            55,298  USD           61,000   05/20/99         1,043
                                                              -------
                                                            $  18,066
                                                              -------

                                                              GROSS
                                                           UNREALIZED
                                                          DEPRECIATION
------------------------------------------------------------------------
*USD           185,714  EUR          163,000   04/26/99     $  (9,208)
*USD           151,500  EUR          138,482   04/26/99        (1,566)
 SGD            65,000  USD           37,725   04/27/99            (9)
 JPY         4,374,610  USD           36,487   05/12/99          (673)
 JPY        15,658,214  USD          128,000   05/12/99        (5,005)
*USD           151,500  EUR          138,229   05/20/99        (1,619)
 HKD           573,359  USD           72,757   12/08/99          (436)
 HKD           227,487  USD           28,251   12/08/99          (151)
                                                              -------
                                                              (18,667)
                                                              -------
Net Unrealized Depreciation............................     $    (601)
                                                              -------
                                                              -------

-------------

*Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk

CHF                         -- Swiss Franc                JPY                           -- Japanese Yen
EUR                         -- European Monetary Unit     SGD                           -- Singapore Dollar
HKD                         -- Hong Kong Dollar           USD                           -- United States Dollar

See Notes to Financial Statements

----------------
178

----------------

  SEASONS SERIES TRUST DIVERSIFIED
  FIXED INCOME PORTFOLIO                  INVESTMENT PORTFOLIO -- MARCH 31, 1999

                                                          PRINCIPAL
BONDS & NOTES -- 88.1%                                     AMOUNT           VALUE
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.7%
HOUSING -- 0.4%
MMI Products, Inc. 11.25% 2007 .......................  $      50,000   $      53,125

RETAIL -- 2.3%
CVS Corp. 5.50% 2004 .................................        200,000         199,484
Jitney Jungle Stores America, Inc. 10.38% 2007 .......         50,000          50,750
Shop At Home, Inc. 11.00% 2005 .......................         50,000          52,625
Travelcenters of America, Inc. 10.25% 2007 ...........         50,000          52,125
                                                                        -------------
                                                                              408,109
                                                                        -------------

CONSUMER STAPLES -- 2.0%
FOOD, BEVERAGE & TOBACCO -- 1.6%
Diageo Capital PLC 6.13% 2005 ........................        200,000         199,938
Specialty Foods Corp. 11.13% 2002 ....................         50,000          47,312

HOUSEHOLD PRODUCTS -- 0.4%
Revlon Consumer Products Corp. 9.00% 2006 ............         50,000          50,000
                                                                        -------------
                                                                              297,250
                                                                        -------------

ENERGY -- 0.2%
ENERGY SERVICES -- 0.62%
Parker Drilling Co. 9.75% 2006 .......................         30,000          24,900
                                                                        -------------

FINANCE -- 4.2%
FINANCIAL SERVICES -- 3.9%
Ford Motor Credit Co., Inc. 5.75% 2004 ...............        200,000         198,062
J. P. Morgan & Co., Inc. 5.75% 2004 ..................        200,000         197,394
Toyota Motor Credit Corp. 5.63% 2003 .................        200,000         197,734

INSURANCE -- 0.3%
RBF Finance Corp. 11.38% 2009 ........................         50,000          52,875
                                                                        -------------
                                                                              646,065
                                                                        -------------

HEALTHCARE -- 0.3%
Tenet Healthcare Corp. 8.00% 2005 ....................         50,000          49,375
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 1.5%
BUSINESS SERVICES -- 0.7%
Allied Waste North America, Inc. 7.88% 2009 ..........         50,000          49,000
Protection One, Inc. 8.13% 2009 ......................         50,000          50,938

MACHINERY -- 0.3%
Applied Power, Inc. 8.75% 2009 .......................         50,000          50,500

                                                                ----------------

                                                          PRINCIPAL
BONDS & NOTES (CONTINUED)                                  AMOUNT           VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 0.5%
Statia Terminals International NV 11.75% 2003 ........  $      75,000   $      79,875
                                                                        -------------
                                                                              230,313
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 3.3%
BROADCASTING & MEDIA -- 1.4%
Carmike Cinemas, Inc. 9.38% 2009 .....................         50,000          50,750
Comcast Cellular Holdings, Inc. 9.50% 2007 ...........         50,000          57,250
Echostar DBS Corp. 9.38% 2009 ........................         50,000          51,875
Mediacom LLC/Capital Corp. 7.88% 2011 ................         50,000          48,875

LEISURE & TOURISM -- 1.9%
Continental Airlines 6.32% 2008 ......................        200,000         198,778
ITT Corp. 6.25% 2000 .................................         50,000          48,684
Mohegan Tribal Gaming Authority 8.13% 2006 ...........         50,000          51,062
                                                                        -------------
                                                                              507,274
                                                                        -------------

INFORMATION TECHNOLOGY -- 1.4%
TELECOMMUNICATIONS -- 1.4%
Flag Ltd. 8.25% 2008 .................................         50,000          48,500
L-3 Communications Corp. 10.38% 2007 .................         50,000          55,125
Nextel Communications, Inc. 9.75% 2004 ...............         50,000          51,750
RSL Communications PLC 10.50% 2008 ...................         50,000          53,250
                                                                        -------------
                                                                              208,625
                                                                        -------------

MATERIALS -- 0.3%
METALS & MATERIALS -- 0.3%
California Steel Industries, Inc. 8.50% 2009 .........         50,000          50,625
                                                                        -------------

U.S. GOVERNMENT & AGENCIES -- 72.2%
Federal Home Loan Banks 5.13% 2002 ...................        750,000         745,665
Federal Home Loan Banks 5.38% 2001 ...................        550,000         551,513
Federal Home Loan Mortgage Corp. 5.75% 2009 ..........         50,000          49,586
Federal Home Loan Mortgage Corp. 7.50% 2026 ..........        379,487         390,041
Federal Home Loan Mortgage Corp. 7.50% 2028 ..........        292,960         301,107
Federal National Mortgage Association 5.13% 2004 .....      1,500,000       1,473,045
Federal National Mortgage Association 5.38% 2002 .....        200,000         200,346
Federal National Mortgage Association 6.00% 2028 .....      1,407,680       1,368,181
United States Treasury Bonds 6.25% 2023 ..............      1,000,000       1,045,000
United States Treasury Bonds 7.50% 2001 ..............        200,000         211,562
United States Treasury Bonds 9.00% 2018 ..............        700,000         949,263
United States Treasury Bonds 12.00% 2013 .............        300,000         436,875
United States Treasury Notes 4.75% 2008 ..............        500,000         481,640
United States Treasury Notes 6.25% 2002 ..............        550,000         566,670
United States Treasury Notes 6.50% 2005 ..............      1,800,000       1,906,308
United States Treasury Notes 6.88% 2006 ..............        300,000         325,686
                                                                        -------------
                                                                           11,002,488
                                                                        -------------
TOTAL BONDS & NOTES (cost $13,594,601)................                     13,425,024
                                                                        -------------

----------------
180

PREFERRED STOCK -- 0.3%                                    SHARES           VALUE
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.3%
TELECOMMUNICATIONS -- 0.3%
Global Crossing Holdings Ltd. 10.50% (cost
 $39,550) ............................................            350   $      40,513
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $13,634,151)........                     13,465,537
                                                                        -------------


                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 3.3%                              AMOUNT
-------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 3.3%
Federal Home Loan Mortgage Corp. 4.77% due 4/30/99
 (cost $498,079)......................................  $     500,000         498,079
                                                                        -------------

REPURCHASE AGREEMENTS -- 7.5%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.5%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.00% dated 03/31/99 to be repurchased
 04/01/99 in the amount of $550,061 and collateralized
 by $435,000 of U.S. Treasury Bonds, bearing interest
 at 10.75% due 08/15/05 and having an approximate
 aggregate value of $561,694..........................        550,000         550,000

Lehman Brothers Holding, Inc. Joint Repurchase
 Agreement Account (Note 3)...........................        145,000         145,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3)...........................        449,000         449,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $1,144,000).........                      1,144,000
                                                                        -------------

TOTAL INVESTMENTS -- (cost $15,276,230)   99.2 %      15,107,616
Other assets less liabilities --           0.8           121,302
                                         ------      -----------
NET ASSETS --                            100.0 %     $15,228,918
                                         ------      -----------
                                         ------      -----------

See Notes to Financial Statements

                                                                ----------------

------------------

  SEASONS SERIES TRUST
  CASH MANAGEMENT PORTFOLIO INVESTMENT PORTFOLIO -- MARCH 31, 1999

                                                          PRINCIPAL
SHORT-TERM SECURITIES -- 88.4%                             AMOUNT           VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 39.2%
du Pont (E.I.) de Nemours & Co. 4.81% due 7/19/99.....  $     100,000   $      98,550
Equitable Life Assurance Society of the U.S. 4.84% due
 4/8/99...............................................        100,000          99,906
Minnesota Mining & Manufacturing Co. 4.80% due
 7/19/99..............................................        100,000          98,550
Monsanto Co. 4.86% due 6/14/99........................        100,000          99,009
Sharp Electronics 4.88% due 5/27/99...................        100,000          99,241
Southland Corp. 4.86% due 6/1/99......................        100,000          99,188
Volkswagen Of America, Inc. 4.85% due 9/10/99.........        100,000          97,844
Wisconsin Electric Power Co 4.83% due 4/12/99.........        100,000          99,852
                                                                        -------------
TOTAL COMMERCIAL PAPER (cost $792,085)................                        792,140
                                                                        -------------

FEDERAL AGENCY OBLIGATIONS -- 49.2%
Federal Home Loan Mortgage Corp. 4.70% due 6/11/99....        500,000         495,355
Federal Home Loan Mortgage Corp. 4.73% due 4/27/99....        500,000         498,292
                                                                        -------------
TOTAL FEDERAL AGENCY OBLIGATIONS (cost $993,657)......                        993,647
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $1,785,742).........                      1,785,787
                                                                        -------------


REPURCHASE AGREEMENT -- 11.5%
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.5%
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3)
 (cost $233,000)......................................        233,000         233,000
                                                                        -------------

TOTAL INVESTMENTS -- (cost $2,018,742)    99.9 %       2,018,787
Other assets less liabilities --           0.1             2,273
                                         ------      -----------
NET ASSETS --                            100.0 %     $ 2,021,060
                                         ------      -----------
                                         ------      -----------

-------------

See Notes to Financial Statements

----------------
182

                 (This page has been left blank intentionally.)

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999

                                          MULTI-                                         ASSET
                             MULTI-       MANAGED        MULTI-          MULTI-       ALLOCATION:
                             MANAGED     MODERATE       MANAGED         MANAGED       DIVERSIFIED
                             GROWTH       GROWTH     INCOME/EQUITY       INCOME         GROWTH
--------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at
  value*.................  $64,584,023  $69,525,589    $58,136,264    $ 48,395,247   $  96,445,644
Short-term securities*...    1,400,000    1,400,000        900,000         300,000       2,191,135
Repurchase agreements
  (cost equals market)...    3,906,000    5,136,000      2,923,000       1,440,000      19,546,000
Cash.....................       49,390       33,669         67,419              --       1,329,390
Foreign currency*........           17           12              6               2           2,725
Receivables for --
  Sales of investments...      430,118      351,794        226,045         112,704       1,359,315
  Dividends and accrued
    interest.............      252,865      429,601        574,164         580,669         346,165
  Fund shares sold.......       75,969       56,416        152,084          96,093         172,796
  Foreign currency
    contracts............       74,739       62,537         39,961          14,850       1,141,712
Unrealized appreciation
  on forward foreign
  currency contracts.....      111,805       87,788         46,194          16,370           9,426
Deferred organizational
  expenses...............        9,782        9,782          9,782           9,782           9,782
Prepaid expenses.........          449          482            395             313             739
Due from Adviser.........           --           --             --              --              --
                           -----------------------------------------------------------------------
                            70,895,157   77,093,670     63,075,314      50,966,030     122,554,829
                           -----------------------------------------------------------------------
LIABILITIES:
Payables for --
  Purchases of
    investments..........      960,648    1,187,730        818,849         620,054       3,302,418
  Foreign currency
    contracts............       74,395       62,249         39,777          14,782       1,138,636
  Management fees........       52,194       53,357         41,270          31,705          81,134
  Fund shares redeemed...        2,352        6,223          2,312           2,224           5,982
Other accrued expenses...       47,771       47,729         45,387          39,740          87,962
Written call options at
  value (proceeds $31,699
  and $30,031 on Multi-
  Managed Growth and
  Multi-Managed Moderate
  Growth Portfolios,
  respectively)..........       38,237       36,225             --              --              --
Unrealized depreciation
  on forward foreign
  currency contracts.....        7,268        6,150          3,075             839              --
Due to Adviser...........           --           --          3,570             586           1,371
Due to Custodian.........           --           --             --           6,142              --
Variation margin on
  futures contracts......           --           --             --              --         274,400
                           -----------------------------------------------------------------------
                             1,182,865    1,399,663        954,240         716,072       4,891,903
                           -----------------------------------------------------------------------
NET ASSETS...............  $69,712,292  $75,694,007    $62,121,074    $ 50,249,958   $ 117,662,926
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............    4,051,813    4,882,057      4,659,038       4,163,272       9,312,669
Net asset value per
  share..................       $17.21       $15.50         $13.33          $12.07          $12.63
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $48,963,242  $58,541,686    $54,396,111    $ 47,021,966   $ 105,737,944
Accumulated undistributed
  net investment income
  (loss).................      (66,517)     181,553        342,608         416,796         107,905
Accumulated undistributed
  net realized gain
  (loss) on
  investments............    8,141,154    6,543,478      2,869,876       1,002,124       3,311,469
Unrealized appreciation
  (depreciation) on
  investments............   12,576,415   10,351,846      4,469,360       1,793,541       8,515,997
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............      104,536       81,638         43,119          15,531           8,355
Unrealized appreciation
  (depreciation) on
  futures contracts and
  written options
  contracts..............       (6,538)      (6,194)            --              --         (18,744)
                           -----------------------------------------------------------------------
                           $69,712,292  $75,694,007    $62,121,074    $ 50,249,958   $ 117,662,926
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------

---------------
* Cost
 Investment securities...  $52,007,608  $59,173,743    $53,666,904    $ 46,601,706   $  87,929,647
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------
 Short-term securities...  $ 1,400,000  $ 1,400,000    $   900,000    $    300,000   $   2,191,135
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------
 Foreign currency........  $        17  $        12    $         6    $          2   $       2,725
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------

See Notes to Financial Statements

----------------
184

                                           LARGE CAP      LARGE CAP      LARGE CAP       MID CAP        MID CAP
                              STOCK          GROWTH       COMPOSITE        VALUE          GROWTH         VALUE        SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at
  value*.................  $ 91,930,255   $ 14,276,921   $ 11,386,396   $ 13,153,473   $ 13,444,811   $ 11,777,741   $ 10,250,141
Short-term securities*...     6,059,745        329,820        164,495        214,323         29,820         19,880         19,880
Repurchase agreements
  (cost equals market)...            --        104,000        162,000        125,000        333,000      1,293,000        924,000
Cash.....................           350        177,009         19,752        112,364         95,592         94,433          1,911
Foreign currency*........            --             --             --             --             --             --             --
Receivables for --
  Sales of investments...       381,862         49,549         54,227         54,301         30,324         19,982         10,550
  Dividends and accrued
    interest.............        90,108         11,106          9,881         22,568          5,508         17,282          6,221
  Fund shares sold.......       137,826         62,250         60,000          9,250         53,750             --         41,000
  Foreign currency
    contracts............       240,968             --             --             --             --             --             --
Unrealized appreciation
  on forward foreign
  currency contracts.....            --             --             --             --             --             --             --
Deferred organizational
  expenses...............         9,782             --             --             --             --             --             --
Prepaid expenses.........           604             --             --             --             --             --             --
Due from Adviser.........            --         10,213         10,213         10,213         10,213         10,213         10,213
                           ------------------------------------------------------------------------------------------------------
                             98,851,500     15,020,868     11,866,964     13,701,492     14,003,018     13,232,531     11,263,916
                           ------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Purchases of
    investments..........     1,434,714         73,393          4,815         46,882         85,253        114,129         96,282
  Foreign currency
    contracts............       241,342             --             --             --             --             --             --
  Management fees........        67,141          9,589          7,886          9,117          9,630          9,455          7,815
  Fund shares redeemed...         4,835             33             --             13              9             --              7
Other accrued expenses...        56,719         19,454         18,213         19,213         19,072         18,984         17,945
Written call options at
  value (proceeds $31,699
  and $30,031 on Multi-
  Managed Growth and
  Multi-Managed Moderate
  Growth Portfolios,
  respectively)..........            --             --             --             --             --             --             --
Unrealized depreciation
  on forward foreign
  currency contracts.....            --             --             --             --             --             --             --
Due to Adviser...........            --             --             --             --             --             --             --
Due to Custodian.........            --             --             --             --             --             --             --
Variation margin on
  futures contracts......            --          2,240          2,251          1,120          2,240          2,240          2,240
                           ------------------------------------------------------------------------------------------------------
                              1,804,751        104,709         33,165         76,345        116,204        144,808        124,289
                           ------------------------------------------------------------------------------------------------------
NET ASSETS...............  $ 97,046,749   $ 14,916,159   $ 11,833,799   $ 13,625,147   $ 13,886,814   $ 13,087,723   $ 11,139,627
                           ------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------------------
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............     5,986,095      1,384,899      1,133,254      1,334,385      1,327,515      1,311,417      1,123,815
Net asset value per
  share..................        $16.21         $10.77         $10.44         $10.21         $10.46          $9.98          $9.91
                           ------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------------------
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $ 79,537,865   $ 13,892,113   $ 11,337,610   $ 13,345,739   $ 13,273,533   $ 13,106,505   $ 11,225,642
Accumulated undistributed
  net investment income
  (loss).................       (33,385)        10,519         14,504         35,706          3,724         36,305         11,306
Accumulated undistributed
  net realized gain
  (loss) on
  investments............     2,653,223         31,691         13,023          8,442        (22,114)        15,784        (12,976)
Unrealized appreciation
  (depreciation) on
  investments............    14,888,578        984,496        471,320        236,589        633,184        (69,357)       (82,835)
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............           468             --             --              1             --             (1)            --
Unrealized appreciation
  (depreciation) on
  futures contracts and
  written options
  contracts..............            --         (2,660)        (2,658)        (1,330)        (1,513)        (1,513)        (1,510)
                           ------------------------------------------------------------------------------------------------------
                           $ 97,046,749   $ 14,916,159   $ 11,833,799   $ 13,625,147   $ 13,886,814   $ 13,087,723   $ 11,139,627
                           ------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------------------

---------------
* Cost
 Investment securities...  $ 77,041,760   $ 13,292,425   $ 10,915,076   $ 12,916,884   $ 12,811,627   $ 11,847,098   $ 10,332,976
                           ------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------------------
 Short-term securities...  $  6,059,662   $    329,820   $    164,495   $    214,323   $     29,820   $     19,880   $     19,880
                           ------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------------------
 Foreign currency........  $         --   $         --   $         --   $         --   $         --   $         --   $         --
                           ------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------------------

                           INTERNATIONAL    DIVERSIFIED        CASH
                               EQUITY       FIXED INCOME    MANAGEMENT
----------------------------------------------------------------------
ASSETS:
Investment securities, at
  value*.................    $12,716,409     $13,465,537    $       --
Short-term securities*...         19,880         498,079     1,785,787
Repurchase agreements
  (cost equals market)...        700,000       1,144,000       233,000
Cash.....................         95,334           2,302           904
Foreign currency*........        161,441              --            --
Receivables for --
  Sales of investments...         42,050              --            --
  Dividends and accrued
    interest.............         25,749         179,513            31
  Fund shares sold.......         32,250          58,000         6,250
  Foreign currency
    contracts............         22,027              --            --
Unrealized appreciation
  on forward foreign
  currency contracts.....         18,066              --            --
Deferred organizational
  expenses...............             --              --            --
Prepaid expenses.........             --              --            --
Due from Adviser.........         31,023           9,831        12,057
                         ---------------------------------------------
                              13,864,229      15,357,262     2,038,029
                         ---------------------------------------------
LIABILITIES:
Payables for --
  Purchases of
    investments..........         75,432         100,312            --
  Foreign currency
    contracts............         22,014              --            --
  Management fees........         11,243           8,903           938
  Fund shares redeemed...              8              --           150
Other accrued expenses...         43,247          19,129        15,881
Written call options at
  value (proceeds $31,699
  and $30,031 on Multi-
  Managed Growth and
  Multi-Managed Moderate
  Growth Portfolios,
  respectively)..........             --              --            --
Unrealized depreciation
  on forward foreign
  currency contracts.....         18,667              --            --
Due to Adviser...........             --              --            --
Due to Custodian.........             --              --            --
Variation margin on
  futures contracts......            184              --            --
                         ---------------------------------------------
                                 170,795         128,344        16,969
                         ---------------------------------------------
NET ASSETS...............    $13,693,434     $15,228,918    $2,021,060
                         ---------------------------------------------
                         ---------------------------------------------
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............      1,324,357       1,532,016       200,965
Net asset value per
  share..................         $10.34           $9.94        $10.06
                         ---------------------------------------------
                         ---------------------------------------------
COMPOSITION OF NET
  ASSETS:
Capital paid in..........    $13,239,770     $15,311,706    $2,003,082
Accumulated undistributed
  net investment income
  (loss).................         16,773         103,236        17,971
Accumulated undistributed
  net realized gain
  (loss) on
  investments............          6,671         (17,410)          (38)
Unrealized appreciation
  (depreciation) on
  investments............        428,546        (168,614)           45
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............         (2,694)             --            --
Unrealized appreciation
  (depreciation) on
  futures contracts and
  written options
  contracts..............          4,368              --            --
                         ---------------------------------------------
                             $13,693,434     $15,228,918    $2,021,060
                         ---------------------------------------------
                         ---------------------------------------------
---------------
* Cost
 Investment securities...    $12,287,863     $13,634,151    $       --
                         ---------------------------------------------
                         ---------------------------------------------
 Short-term securities...    $    19,880     $   498,079    $1,785,742
                         ---------------------------------------------
                         ---------------------------------------------
 Foreign currency........    $   163,910     $        --    $       --
                         ---------------------------------------------
                         ---------------------------------------------

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999

                                          MULTI-                                        ASSET
                             MULTI-       MANAGED        MULTI-          MULTI-      ALLOCATION:
                             MANAGED     MODERATE       MANAGED         MANAGED      DIVERSIFIED
                             GROWTH       GROWTH     INCOME/EQUITY       INCOME         GROWTH
-------------------------------------------------------------------------------------------------
INCOME:
  Interest...............  $   981,360  $ 1,553,914    $1,892,603     $  1,810,679    $1,104,865
  Dividends..............      162,028      140,242        84,077           40,647       847,139
                           ----------------------------------------------------------------------
    Total income*........    1,143,388    1,694,156     1,976,680        1,851,326     1,952,004
                           ----------------------------------------------------------------------
EXPENSES:
  Management fees........      463,084      474,482       368,615          256,218       686,471
  Custodian fees.........       94,866       97,113        84,196           68,911       254,060
  Auditing fees..........       20,341       20,279        19,554           18,657        22,431
  Reports to investors...        7,356        8,676         6,796            5,912        12,863
  Legal fees.............        3,249        3,396         2,999            2,614         3,893
  Organization expense...        3,212        3,212         3,212            3,212         3,212
  Trustees' fees.........          997        1,058           842              635         1,571
  Other expenses.........          458          480           396              328           698
                           ----------------------------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....      593,563      608,696       486,610          356,487       985,199
    Expenses reimbursed
      by the investment
      adviser............           --           --            --           (2,279)       (6,931)
    Custody credits
      earned on cash
      balances...........       (2,102)      (1,921)       (1,618)          (1,491)       (1,054)
                           ----------------------------------------------------------------------
Net investment
  income/(loss)..........      551,927    1,087,381     1,491,688        1,498,609       974,790
                           ----------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments..........    8,073,088    6,446,394     3,106,513        1,151,510     3,420,641
  Net realized gain
    (loss) on futures and
    options contracts....       74,019       82,903            --               --            --
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........      (13,722)      12,096        31,373           40,761       (83,520)
  Change in unrealized
appreciation/depreciation
    on investments.......    9,169,197    7,517,760     2,861,759          981,991     5,055,824
  Change in unrealized
appreciation/depreciation
    on futures and
    written options
    contracts............       (6,538)      (6,194)           --               --       (18,744)
  Change in unrealized
    foreign exchange gain
    (loss) on other
    assets and
    liabilities..........       94,446       72,607        36,636           10,790        (7,818)
                           ----------------------------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........   17,390,490   14,125,566     6,036,281        2,185,052     8,366,383
                           ----------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $17,942,417  $15,212,947    $7,527,969     $  3,683,661    $9,341,173
                           ----------------------------------------------------------------------
                           ----------------------------------------------------------------------

---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................  $     2,885  $     1,800    $    1,539     $         --    $   31,652
                           ----------------------------------------------------------------------
                           ----------------------------------------------------------------------

  +  Commenced operations February 8, 1999

See Notes to Financial Statements

----------------
186

                                           LARGE CAP     LARGE CAP    LARGE CAP     MID CAP     MID CAP
                              STOCK         GROWTH+     COMPOSITE+      VALUE+      GROWTH+     VALUE+     SMALL CAP+
----------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest...............  $    212,544   $    7,695      $  9,588     $  8,048    $  8,402    $ 16,101      $ 10,101
  Dividends..............       655,022       17,643        16,856       41,427      10,250      34,861        12,151
                           -------------------------------------------------------------------------------------------
    Total income*........       867,566       25,338        26,444       49,475      18,652      50,962        22,252
                           -------------------------------------------------------------------------------------------
EXPENSES:
  Management fees........       577,953       15,604        12,969       15,063      15,925      15,724        12,982
  Custodian fees.........       117,913        6,516         4,919        6,347       5,847       5,676         4,647
  Auditing fees..........        21,439        8,060         8,060        8,060       8,060       8,060         8,060
  Reports to investors...         9,706        4,160         4,160        4,160       4,160       4,160         4,160
  Legal fees.............         2,430          780           780          780         780         780           780
  Organization expense...         3,212        6,618         6,618        6,618       6,618       6,618         6,618
  Trustees' fees.........         1,322          104           104          104         104         104           104
  Other expenses.........           587          260           260          260         260         261           260
                           -------------------------------------------------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....       734,562       42,102        37,870       41,392      41,754      41,383        37,611
    Expenses reimbursed
      by the investment
      adviser............            --      (19,982)      (19,982)     (19,982)    (19,982)    (19,982)      (19,982)
    Custody credits
      earned on cash
      balances...........          (280)        (665)          (56)        (698)       (226)       (126)          (65)
                           -------------------------------------------------------------------------------------------
Net investment
  income/(loss)..........       133,284        3,883         8,612       28,763      (2,894)     29,687         4,688
                           -------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments..........     3,246,206       17,328        (1,338)      (5,921)    (35,075)      5,683       (23,074)
  Net realized gain
    (loss) on futures and
    options contracts....            --       14,363        14,361       14,363      12,961      10,101        10,098
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........       (26,929)          18          (726)         325          --          --            --
  Change in unrealized
appreciation/depreciation
    on investments.......     7,653,212      984,496       471,320      236,589     633,184     (69,357)      (82,835)
  Change in unrealized
appreciation/depreciation
    on futures and
    written options
    contracts............            --       (2,660)       (2,658)      (1,330)     (1,513)     (1,513)       (1,510)
  Change in unrealized
    foreign exchange gain
    (loss) on other
    assets and
    liabilities..........           588           --            --            1          --          (1)           --
                           -------------------------------------------------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........    10,873,077    1,013,545       480,959      244,027     609,557     (55,087)      (97,321)
                           -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $ 11,006,361   $1,017,428      $489,571     $272,790    $606,663    $(25,400)     $(92,633)
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------

---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................  $     12,549   $      272      $     24     $    255    $     87    $     65      $      1
                           -------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------

                           INTERNATIONAL     DIVERSIFIED        CASH
                              EQUITY+       FIXED INCOME+    MANAGEMENT+
------------------------------------------------------------------------
INCOME:
  Interest...............     $ 16,482         $117,935        $ 13,781
  Dividends..............       34,495               --              --
                         ----------------------------------------------
    Total income*........       50,977          117,935          13,781
                         ----------------------------------------------
EXPENSES:
  Management fees........       18,659           14,922           1,571
  Custodian fees.........       28,364            5,792           2,519
  Auditing fees..........        8,060            8,060           8,060
  Reports to investors...        4,160            4,160           4,160
  Legal fees.............          780              780             780
  Organization expense...        6,618            6,618           6,618
  Trustees' fees.........          104              104             104
  Other expenses.........          260              260             260
                         ----------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....       67,005           40,696          24,072
    Expenses reimbursed
      by the investment
      adviser............      (42,647)         (19,342)        (21,642)
    Custody credits
      earned on cash
      balances...........         (101)             (37)             (2)
                         ----------------------------------------------
Net investment
  income/(loss)..........       26,720           96,618          11,353
                         ----------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments..........       10,335          (17,410)            (38)
  Net realized gain
    (loss) on futures and
    options contracts....       (3,664)              --              --
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........      (16,565)              --              --
  Change in unrealized
appreciation/depreciation
    on investments.......      428,546         (168,614)             45
  Change in unrealized
appreciation/depreciation
    on futures and
    written options
    contracts............        4,368               --              --
  Change in unrealized
    foreign exchange gain
    (loss) on other
    assets and
    liabilities..........       (2,694)              --              --
                         ----------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........      420,326         (186,024)              7
                         ----------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     $447,046         $(89,406)       $ 11,360
                         ----------------------------------------------
                         ----------------------------------------------
---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................     $  2,190         $     --        $     --
                         ----------------------------------------------
                         ----------------------------------------------

  +  Commenced operations February 8, 1999

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1999

                                          MULTI-                                         ASSET
                             MULTI-       MANAGED        MULTI-          MULTI-       ALLOCATION:
                             MANAGED     MODERATE       MANAGED         MANAGED       DIVERSIFIED
                             GROWTH       GROWTH     INCOME/EQUITY       INCOME         GROWTH
--------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment
  income/(loss)..........  $   551,927  $ 1,087,381    $ 1,491,688    $  1,498,609   $     974,790
Net realized gain (loss)
  on investments.........    8,073,088    6,446,394      3,106,513       1,151,510       3,420,641
Net realized gain (loss)
  on futures and options
  contracts..............       74,019       82,903             --              --              --
Net realized foreign
  exchange gain (loss) on
  other assets and
  liabilities............      (13,722)      12,096         31,373          40,761         (83,520)
Change in unrealized
appreciation/depreciation
  on investments.........    9,169,197    7,517,760      2,861,759         981,991       5,055,824
Change in unrealized
appreciation/depreciation
  on futures and written
  options contracts......       (6,538)      (6,194)            --              --         (18,744)
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities............       94,446       72,607         36,636          10,790          (7,818)
                           -----------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........   17,942,417   15,212,947      7,527,969       3,683,661       9,341,173
                           -----------------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Dividends from net
    investment income....     (690,000)  (1,030,000)    (1,350,000)     (1,300,000)       (960,000)
  Distributions from net
    realized gain on
    investments..........     (125,000)     (80,000)      (395,000)       (235,000)        (25,000)
                           -----------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders...........     (815,000)  (1,110,000)    (1,745,000)     (1,535,000)       (985,000)
                           -----------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold...................   29,841,859   36,479,107     34,877,027      32,657,535      66,314,211
Proceeds from shares
  issued for reinvestment
  of dividends and
  distributions..........      815,000    1,110,000      1,745,000       1,535,000         985,000
Cost of shares
  repurchased............  (10,552,545)  (8,620,211)    (6,240,664)     (4,469,021)     (8,376,862)
                           -----------------------------------------------------------------------
Net increase in net
  assets resulting from
  capital share
  transactions...........   20,104,314   28,968,896     30,381,363      29,723,514      58,922,349
                           -----------------------------------------------------------------------
TOTAL INCREASE IN NET
  ASSETS.................   37,231,731   43,071,843     36,164,332      31,872,175      67,278,522

NET ASSETS:
Beginning of period......   32,480,561   32,622,164     25,956,742      18,377,783      50,384,404
                           -----------------------------------------------------------------------
End of period............  $69,712,292  $75,694,007    $62,121,074    $ 50,249,958   $ 117,662,926
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------

---------------
Accumulated undistributed
  net investment
  income.................  $   (66,517) $   181,553    $   342,608    $    416,796   $     107,905
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------
Shares issued and
  repurchased:
Sold.....................    2,192,641    2,797,970      2,814,915       2,783,026       5,638,376
Issued in reinvestment of
  dividends and
  distributions..........       59,600       85,233        142,064         131,749          85,106
Repurchased..............     (728,602)    (637,843)      (500,292)       (378,699)       (712,489)
                           -----------------------------------------------------------------------
Net increase.............    1,523,639    2,245,360      2,456,687       2,536,076       5,010,993
                           -----------------------------------------------------------------------
                           -----------------------------------------------------------------------

  +  Commenced operations February 8, 1999

See Notes to Financial Statements

----------------
188

                                           LARGE CAP      LARGE CAP       LARGE CAP       MID CAP        MID CAP
                              STOCK         GROWTH+       COMPOSITE+       VALUE+         GROWTH+         VALUE+       SMALL CAP+
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment
  income/(loss)..........  $    133,284   $      3,883   $     8,612    $      28,763   $     (2,894)  $     29,687   $     4,688
Net realized gain (loss)
  on investments.........     3,246,206         17,328        (1,338)          (5,921)       (35,075)         5,683       (23,074)
Net realized gain (loss)
  on futures and options
  contracts..............            --         14,363        14,361           14,363         12,961         10,101        10,098
Net realized foreign
  exchange gain (loss) on
  other assets and
  liabilities............       (26,929)            18          (726)             325             --             --            --
Change in unrealized
appreciation/depreciation
  on investments.........     7,653,212        984,496       471,320          236,589        633,184        (69,357)      (82,835)
Change in unrealized
appreciation/depreciation
  on futures and written
  options contracts......            --         (2,660)       (2,658)          (1,330)        (1,513)        (1,513)       (1,510)
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities............           588             --            --                1             --             (1)           --
                           -------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........    11,006,361      1,017,428       489,571          272,790        606,663        (25,400)      (92,633)
                           -------------------------------------------------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Dividends from net
    investment income....      (135,000)            --            --               --             --             --            --
  Distributions from net
    realized gain on
    investments..........    (1,560,000)            --            --               --             --             --            --
                           -------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders...........    (1,695,000)            --            --               --             --             --            --
                           -------------------------------------------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold...................    53,243,989     13,899,428    11,344,468       13,352,560     13,280,414     13,113,224    11,232,399
Proceeds from shares
  issued for reinvestment
  of dividends and
  distributions..........     1,695,000             --            --               --             --             --            --
Cost of shares
  repurchased............    (9,288,291)          (697)         (240)            (203)          (263)          (101)         (139)
                           -------------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting from
  capital share
  transactions...........    45,650,698     13,898,731    11,344,228       13,352,357     13,280,151     13,113,123    11,232,260
                           -------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET
  ASSETS.................    54,962,059     14,916,159    11,833,799       13,625,147     13,886,814     13,087,723    11,139,627

NET ASSETS:
Beginning of period......    42,084,690             --            --               --             --             --            --
                           -------------------------------------------------------------------------------------------------------
End of period............  $ 97,046,749   $ 14,916,159   $11,833,799    $  13,625,147   $ 13,886,814   $ 13,087,723   $11,139,627
                           -------------------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------------------

---------------
Accumulated undistributed
  net investment
  income.................  $    (33,385)  $     10,519   $    14,504    $      35,706   $      3,724   $     36,305   $    11,306
                           -------------------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------------------
Shares issued and
  repurchased:
Sold.....................     3,621,737      1,384,964     1,133,277        1,334,405      1,327,541      1,311,427     1,123,829
Issued in reinvestment of
  dividends and
  distributions..........       117,352             --            --               --             --             --            --
Repurchased..............      (624,293)           (65)          (23)             (20)           (26)           (10)          (14)
                           -------------------------------------------------------------------------------------------------------
Net increase.............     3,114,796      1,384,899     1,133,254        1,334,385      1,327,515      1,311,417     1,123,815
                           -------------------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------------------

                           INTERNATIONAL    DIVERSIFIED       CASH
                              EQUITY+         INCOME+      MANAGEMENT+
----------------------------------------------------------------------
OPERATIONS:
Net investment
  income/(loss)..........    $    26,720    $     96,618    $   11,353
Net realized gain (loss)
  on investments.........         10,335         (17,410)          (38)
Net realized gain (loss)
  on futures and options
  contracts..............         (3,664)             --            --
Net realized foreign
  exchange gain (loss) on
  other assets and
  liabilities............        (16,565)             --            --
Change in unrealized
appreciation/depreciation
  on investments.........        428,546        (168,614)           45
Change in unrealized
appreciation/depreciation
  on futures and written
  options contracts......          4,368              --            --
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities............         (2,694)             --            --
                         ---------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........        447,046         (89,406)       11,360
                         ---------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Dividends from net
    investment income....             --              --            --
  Distributions from net
    realized gain on
    investments..........             --              --            --
                         ---------------------------------------------
Total dividends and
  distributions to
  shareholders...........             --              --            --
                         ---------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold...................     13,246,545      15,318,454     2,009,850
Proceeds from shares
  issued for reinvestment
  of dividends and
  distributions..........             --              --            --
Cost of shares
  repurchased............           (157)           (130)         (150)
                         ---------------------------------------------
Net increase in net
  assets resulting from
  capital share
  transactions...........     13,246,388      15,318,324     2,009,700
                         ---------------------------------------------
TOTAL INCREASE IN NET
  ASSETS.................     13,693,434      15,228,918     2,021,060
NET ASSETS:
Beginning of period......             --              --            --
                         ---------------------------------------------
End of period............    $13,693,434    $ 15,228,918    $2,021,060
                         ---------------------------------------------
                         ---------------------------------------------
---------------
Accumulated undistributed
  net investment
  income.................    $    16,773    $    103,236    $   17,971
                         ---------------------------------------------
                         ---------------------------------------------
Shares issued and
  repurchased:
Sold.....................      1,324,372       1,532,029       200,980
Issued in reinvestment of
  dividends and
  distributions..........             --              --            --
Repurchased..............            (15)            (13)          (15)
                         ---------------------------------------------
Net increase.............      1,324,357       1,532,016       200,965
                         ---------------------------------------------
                         ---------------------------------------------

  +  Commenced operations February 8, 1999

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1998#

                                                                   MULTI-       MULTI-                     ASSET
                                                      MULTI-       MANAGED      MANAGED      MULTI-     ALLOCATION:
                                                      MANAGED     MODERATE      INCOME/     MANAGED     DIVERSIFIED
                                                      GROWTH       GROWTH       EQUITY       INCOME       GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income.............................  $   233,996  $   375,550  $   467,248  $  466,369  $    504,309    $    51,271
Net realized gain on investments..................      450,946      353,817      281,459     189,755       426,906      1,303,958
Net realized foreign exchange gain (loss) on
  other assets and liabilities....................       18,930       26,437       23,750      26,463           795        (13,405)
Net unrealized appreciation/depreciation on
  investments.....................................    3,407,218    2,834,086    1,607,601     811,550     3,460,173      7,235,366
Net unrealized foreign exchange gain (loss) on
  other assets and liabilities....................       10,090        9,031        6,483       4,741        16,173           (120)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations......................................    4,121,180    3,598,921    2,386,541   1,498,878     4,408,356      8,577,070
                                                    ------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income............     (145,000)    (240,000)    (295,000)   (310,000)     (350,000)       (50,000)
  Distributions from net realized gain on
    investments...................................     (360,000)    (315,000)    (155,000)   (115,000)     (495,000)      (335,000)
                                                    ------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders....................................     (505,000)    (555,000)    (450,000)   (425,000)     (845,000)      (385,000)
                                                    ------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold.........................   35,042,648   36,053,150   30,442,119  24,213,091    58,480,233     47,040,730
Proceeds from shares issued for reinvestment of
  dividends and distributions.....................      505,000      555,000      450,000     425,000       845,000        385,000
Cost of shares repurchased........................   (6,683,267)  (7,029,907)  (6,871,918) (7,334,186)  (12,504,185)   (13,533,110)
                                                    ------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions..............................   28,864,381   29,578,243   24,020,201  17,303,905    46,821,048     33,892,620
                                                    ------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS......................   32,480,561   32,622,164   25,956,742  18,377,783    50,384,404     42,084,690

NET ASSETS:
Beginning of period...............................           --           --           --          --            --             --
                                                    ------------------------------------------------------------------------------
End of period.....................................  $32,480,561  $32,622,164  $25,956,742  $18,377,783 $ 50,384,404    $42,084,690
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

---------------
Accumulated undistributed (distributions in excess
  of) net investment income.......................  $   103,862  $   152,216  $   181,493  $  170,487  $    169,315    $    (7,952)
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

Shares issued and repurchased:
Sold..............................................    3,051,992    3,193,790    2,768,731   2,243,277     5,347,715      3,890,293
Issued in reinvestment of dividends and
  distributions...................................       43,395       48,593       40,581      39,192        77,457         30,323
Repurchased.......................................     (567,213)    (605,686)    (606,962)   (655,273)   (1,123,496)    (1,049,317)
                                                    ------------------------------------------------------------------------------
Net increase......................................    2,528,174    2,636,697    2,202,350   1,627,196     4,301,676      2,871,299
                                                    ------------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------------

# Commenced operations April 15, 1997

  See Notes to Financial Statements

----------------
190

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts. Shares of the Portfolios are held by Variable Annuity Account Five (the "Account"), a separate account of Anchor National Life Insurance Company (the "Life Company"), organized under the laws of the state of Arizona.

  The Trust currently consists of fifteen separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional Portfolios in the future. Six of the Portfolios, which we call the "Seasons Portfolios," are available through the Seasons Variable Annuity Contract. The other nine Portfolios, which we call the "Seasons Select Portfolios," are available in addition to the Seasons Portfolios, through the Seasons Select Variable Annuity Contract. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.
The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.
The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.
The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.
The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a growth strategy.
The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing primarily in equity securities of large companies that offer the potential for long-term growth of capital or dividends. The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a value strategy.
The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies selected through a growth strategy.
The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies selected through a value strategy.
The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of small companies.
The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of issuers in at least three countries other than the U.S.
The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing primarily in fixed income securities.
The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

  Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

  Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of

                                                                ----------------
the Multi-Managed Seasons Portfolios are SunAmerica Asset Management Corp. ("SunAmerica"), Janus Capital Corporation ("Janus"), and Wellington Management Corporation, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such portfolio as described in the chart below.

                                                               SUNAMERICA
                                                               AGGRESSIVE                      SUNAMERICA      WMC/ FIXED
                                                                 GROWTH       JANUS GROWTH      BALANCED         INCOME
                         PORTFOLIO                              COMPONENT       COMPONENT       COMPONENT       COMPONENT
---------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth.......................................           20%             40%             20%             20%
Multi-Managed Moderate Growth..............................           18%             28%             18%             36%
Multi-Manage Income/Equity.................................            0%             18%             28%             54%
Multi-Managed Income.......................................            0%              8%             17%             75%

  Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Seasons Multi-Managed Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

  Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)" is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index. New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio will be allocated equally among the Managers, unless SunAmerica determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at March 31, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

----------------
192

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain and losses on other assets and liabilities and change in unrealized foreign exchange gain and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected. For the period ended March 31, 1999, the reclassification arising from "book/tax" differences resulted in increases (decreases) to the components of net assets as follows:

                                                                         ACCUMULATED     ACCUMULATED
                                                                        UNDISTRIBUTED   UNDISTRIBUTED
                                                                        NET INVESTMENT  NET REALIZED    PAID-IN
                                                                        INCOME/(LOSS)    GAIN/(LOSS)    CAPITAL
                                                                        ----------------------------------------
Multi-Managed Growth..................................................       (32,306)        35,518       (3,212)
Multi-Managed Moderate Growth.........................................       (28,044)        31,256       (3,212)
Multi-Managed Income/Equity...........................................        19,427        (16,215)      (3,212)
Multi-Managed Income..................................................        47,700        (44,488)      (3,212)
Asset Allocation: Diversified Growth..................................       (76,200)        79,412       (3,212)
Stock.................................................................       (23,717)        26,929       (3,212)
Large Cap Growth......................................................         6,636            (18)      (6,618)
Large Cap Composite...................................................         5,892            726       (6,618)
Large Cap Value.......................................................         6,943           (325)      (6,618)
Mid Cap Growth........................................................         6,618             --       (6,618)
Mid Cap Value.........................................................         6,618             --       (6,618)
Small Cap.............................................................         6,618             --       (6,618)
International Equity..................................................        (9,947)        16,565       (6,618)
Diversified Fixed Income..............................................         6,618             --       (6,618)
Cash Management.......................................................         6,618             --       (6,618)

                                                                ----------------

  ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Seasons Portfolios of the Trust amounted to $91,410. These organizational expenses are amortized on a straight line basis by each applicable Seasons Portfolio over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations. Organization expenses incurred by the Seasons Select Portfolios were expensed as incurred.

3. OPERATING POLICIES

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repo transactions with other affiliated investment companies.

  At March 31, 1999, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Large-Cap Composite, Small-Cap, Diversified Fixed Income and Cash Management Portfolios had a 1.3%, 1.5%, 0.5%, 0.0%, 0.3%, 0.2% and 0.1% undivided interest, respectively, representing $3,241,000, $3,651,000, $1,298,000, $48,000, $678,000, $449,000 and $233,000, respectively, in principal amount, in a joint repo with State Street Bank & Trust Co., which is dated March 31, 1999, bears interest at the rate of 4.82% per annum, has a principal amount of $240,396,000 and a repurchase price of $240,428,186, matures April 1, 1999, and is collateralized by $34,340,000 of U.S. Treasury Bonds (bearing interest at the rate of 7.50% per annum and maturing November 15, 2016), $17,710,000 of U.S. Treasury Bonds (bearing interest at the rate of 12.75% per annum and maturing November 15, 2010), $24,910,000 of U.S. Treasury Notes (bearing interest at the rate of 5.50% per annum and maturing May 31, 2000), $49,820,000 of U.S. Treasury Notes (bearing interest at the rate of 5.625% per annum and maturing November 30, 1999), $50,000,000 of U.S. Treasury Notes (bearing interest at a rate of 6.00% per annum and maturing August 15, 2000) and $49,760,000 of U.S. Treasury Notes (bearing interest at a rate of 6.375% per annum and maturing May 15, 1999), which together have an approximate value of $245,219,239.

  At March 31, 1999, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Large-Cap Value, Mid-Cap Growth and Diversified Fixed Income Portfolios had a 0.8%, 1.8%, 2.0%, 1.8%, 0.2%, 0.3% and 0.2% undivided interest, respectively, representing $665,000, $1,485,000, $1,625,000, $1,440,000, $125,000, $215,000 and $145,000,
respectively, in principal amount, in a joint repo with Lehman Brothers Holding, Inc., which is dated March 31, 1999, bears interest at the rate of 4.93% per annum, has a principal amount of $81,160,000 and a repurchase price of $81,171,114, matures April 1, 1999, and is collateralized by $225,000,000 of U.S. Treasury Strip Bonds (maturing November 15, 2015), $7,285,000 of U.S. Treasury Strip Bonds (maturing February 15, 2019), which together have an approximate value of $85,189,409.

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract,

----------------
194
the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as 'variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the portfolio is included in the portfolio's Statement of Assets and liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option, which the Portfolio has written, is exercised, the portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  During the fiscal year ended March 31, 1999, transactions in written option contracts were as follows:

                                                                                                        MULTI-MANAGED MODERATE
                                                                              MULTI-MANAGED GROWTH              GROWTH
                                                                            -------------------------  -------------------------
                                                                              CONTRACTS      AMOUNT      CONTRACTS      AMOUNT
                                                                            -------------  ----------  -------------  ----------
Written option contracts as of 3/31/98....................................           --    $       --           --    $       --
Options written during the year...........................................         (188)     (224,486)        (181)     (219,322)
Written options assigned during the year..................................           21        10,549           20        10,015
Written options closed during the year....................................          148       118,327          143       115,995
Net realized gain on written options closed...............................           --        63,911           --        63,281
                                                                                    ---    ----------          ---    ----------
Written option contracts as of 3/31/99....................................          (19)   $  (31,699)         (18)   $  (30,031)
                                                                                    ---    ----------          ---    ----------
                                                                                    ---    ----------          ---    ----------

4. PORTFOLIO SECURITIES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities and repurchase agreements at March 31, 1999, were as follows:

                                                                  AGGREGATE     AGGREGATE
                                                                 UNREALIZED     UNREALIZED                       COST OF
                                                                    GAIN           LOSS      GAIN/(LOSS) NET   INVESTMENTS
                                                                ------------------------------------------------------------
Multi-Managed Growth..........................................     13,464,281     1,155,386      12,308,895       57,581,128
Multi-Managed Moderate Growth.................................     11,544,473     1,227,400      10,317,073       65,744,516
Multi-Managed Income/Equity...................................      5,035,065       626,706       4,408,359       57,550,905
Multi-Managed Income..........................................      2,362,888       589,614       1,773,274       48,361,973
Asset Allocation: Diversified Growth..........................      9,995,093     2,038,193       7,956,900      110,225,879
Stock**.......................................................     17,386,012     2,497,437      14,888,575       83,101,424
Large Cap Growth..............................................      1,302,864       318,368         984,496       13,726,245
Large Cap Composite...........................................        792,714       327,800         464,914       11,247,977
Large Cap Value...............................................        720,315       488,660         231,655       13,261,141
Mid Cap Growth*...............................................      1,277,295       651,699         625,596       13,182,035
Mid Cap Value.................................................        579,345       656,929         (77,584)      13,168,205
Small Cap*....................................................        941,607     1,034,030         (92,423)      11,286,444
International Equity**........................................        882,084       457,117         424,967       13,011,322
Diversified Fixed Income*.....................................         16,953       185,567        (168,614)      15,276,230
Cash Management*..............................................             55            10              45        2,018,742

------------

* Post 10/31/99 Capital Loss Deferrals: Mid Cap Growth $16,039; Small Cap $4,898; Diversified Fixed Income $17,410; Cash Management $38.

** Post 10/31/99 Currency Loss Deferrals; Stock $17,947; International Equity
    $16,570.

                                                                ----------------

4. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SunAmerica. Pursuant to the Management Agreement entered into between SunAmerica (the "Adviser") and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                                     MANAGEMENT
                                                                                      ASSETS            FEES
                                                                                 --------------------------------
Multi-Managed Growth                                                             >0                       0.89%
Multi-Managed Moderate Growth                                                    >0                       0.85%
Multi-Managed Income/Equity                                                      >0                       0.81%
Multi-Managed Income                                                             >0                       0.77%
Asset Allocation: Diversified Growth                                             >0                       0.85%
Stock                                                                            >0                       0.85%
Large Cap Growth, Large Cap Composite,                                           0-$250 million           0.80%
  Large Cap Value                                                                >$250 million            0.75%
                                                                                 >$500 million            0.70%
Mid Cap Growth, Mid Cap Value,                                                   0-$250 million           0.85%
  Small Cap                                                                      >$250 million            0.80%
                                                                                 >$500 million            0.75%
International Equity                                                             > 0                      1.00%
Diversified Fixed Income                                                         0-$200 million           0.70%
                                                                                 >$200 million            0.65%
                                                                                 >$400 million            0.60%
Cash Management                                                                  0-$100 million           0.55%
                                                                                 >$100 million            0.50%
                                                                                 >$200 million            0.45%

  The Management Agreement authorizes SunAmerica to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations below serve as Subadvisers (with the exception of SunAmerica, which acts as Adviser,) to the Portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees. All Subadvisory fees

----------------
196
are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following managers:

Multi-Managed Growth                          Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Multi-Managed Moderate Growth                 Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Multi-Managed Income/Equity                   Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Multi-Managed Income                          Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Asset Allocation: Diversified Growth          Putnam Investment Management, Inc.
Stock                                         T. Rowe Price Associates, Inc.
Large Cap Growth                              Bankers Trust Company
                                              Goldman Sachs Asset Management
                                              Janus Capital Corporation
Large Cap Composite                           Bankers Trust Company
                                              SunAmerica
                                              T. Rowe Price Associates, Inc.
Large Cap Value                               Bankers Trust Company
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Growth                                Bankers Trust Company
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Value                                 Bankers Trust Company
                                              Goldman Sachs Asset Management
                                              Lord, Abbett & Co.
Small Cap                                     Bankers Trust Company
                                              Lord, Abbett & Co.
                                              SunAmerica
International Equity                          Bankers Trust Company
                                              Goldman Sachs Asset Management International
                                              Lord, Abbett & Co.
Diversified Fixed Income                      Bankers Trust Company
                                              SunAmerica
                                              Wellington Management Company, LLP
Cash Management                               SunAmerica

  SunAmerica has agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolio's average net assets: Multi-Managed Growth 1.29%, Multi-Managed Moderate Growth 1.21%, Multi-Managed Income/Equity 1.14%, Multi-Managed Income 1.06%, Asset Allocation: Diversified Growth 1.21%, Stock 1.21%, Large Cap Growth 1.10%, Large Cap Composite 1.10%, Large Cap Value 1.10%, Mid Cap Growth 1.15%, Mid Cap Value 1.15%, Small Cap 1.15%, International Equity 1.30%, Diversified Fixed Income 1.00% and Cash Management 0.85%. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to SunAmerica and remain in compliance with the foregoing expense limitations.

                                                                ----------------

  At March 31, 1999, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                                                        BALANCE
                                                                                           AMOUNT      SUBJECT TO
                                                                                          RECOUPED     RECOUPMENT
                                                                                         -------------------------
Multi-Managed Growth...................................................................   $  23,646    $       --
Multi-Managed Moderate Growth..........................................................      29,927            --
Multi-Managed Income/Equity............................................................      24,016        12,574
Multi-Managed Income...................................................................          --        45,769
Asset Allocation: Diversified Growth...................................................          --        84,655
Stock..................................................................................      10,325            --
Large Cap Growth.......................................................................          --        19,982
Large Cap Composite....................................................................          --        19,982
Large Cap Value........................................................................          --        19,982
Mid Cap Growth.........................................................................          --        19,982
Mid Cap Value..........................................................................          --        19,982
Small Cap..............................................................................          --        19,982
International Equity...................................................................          --        42,647
Diversified Fixed Income...............................................................          --        19,342
Cash Management........................................................................          --        21,642

8. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the fiscal year ended March 31, 1999, was as follows:

                                                                                                               ASSET
                                                              MULTI- MANAGED MULTI- MANAGED                 ALLOCATION:
                                               MULTI- MANAGED   MODERATE        INCOME/     MULTI- MANAGED  DIVERSIFIED
                                                  GROWTH         GROWTH         EQUITY         INCOME          GROWTH
                                               --------------------------------------------------------------------------
Purchases of portfolio securities (excluding
  U.S. government securities)................  $  63,866,331  $  61,391,481  $  32,259,713  $  21,587,158  $  114,411,720
Sales of portfolio securities (excluding
  U.S. government securities)................     52,235,387     45,060,594     18,632,450      8,998,684      80,365,985
Purchases of U.S. government securities......      9,417,811      5,529,791     22,327,800     21,483,525      39,458,828
Sales of U.S. government securities..........      4,308,660     14,005,344      7,203,065      4,445,547      33,006,072

                                                                 LARGE CAP      LARGE CAP      LARGE CAP       MID CAP
                                                    STOCK         GROWTH        COMPOSITE        VALUE         GROWTH
                                                -------------------------------------------------------------------------
Purchases of portfolio securities (excluding
  U.S. government securities).................  $  74,302,772  $  13,848,542  $  11,403,785  $  13,312,643  $  13,282,547
Sales of portfolio securities (excluding
  U.S. government securities).................     33,002,000        573,445        544,580        389,852        435,855
Purchases of U.S. government securities.......             --             --         57,197             --             --
Sales of U.S. government securities...........             --             --             --             --             --

                                                    MID CAP                    INTERNATIONAL   DIVERSIFIED       CASH
                                                     VALUE        SMALL CAP       EQUITY      FIXED INCOME    MANAGEMENT
                                                 ------------------------------------------------------------------------
Purchases of portfolio securities (excluding
  U.S. government securities)..................  $  12,313,258  $  10,572,808  $  12,831,930  $   2,202,632            --
Sales of portfolio securities (excluding
  U.S. government securities)..................        466,559        195,408        554,639        197,985            --
Purchases of U.S. government securities........             --             --             --     13,562,558            --
Sales of U.S. government securities............             --             --             --      2,338,922            --

----------------
198

9. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                   SUNAMERICA       FSC SECURITIES      B.T. ALEX     GOLDMAN
                                                                 SECURITIES INC.         CORP.         BROWN INC.      SACHS
                                                                 --------------------------------------------------------------
Asset Allocation: Diversified Growth...........................     $   6,024          $      23        $      --    $      --
Large Cap Growth...............................................            --                 --               21           28
Large Cap Composite............................................            --                 --                6           --
Large Cap Value................................................            --                 --               74           --
Mid Cap Growth.................................................            --                 --              108           --
Mid Cap Value..................................................            --                 --               --          262

  As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group ("AIG"). Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the fiscal year ended March 31, 1999, transactions in shares of common stock of AIG were as follows:

                                                  MARKET VALUE   COST OF     COST OF   MARKET VALUE   REALIZED      INCOME
                                                    3/31/98     PURCHASES     SALES      3/31/99     GAIN/(LOSS)    EARNED
                                                  ---------------------------------------------------------------------------
Asset Allocation: Diversified Growth............   $  125,937   $  317,034  $  40,770   $  560,906    $   3,539    $     944
Large Cap Growth................................           --      182,209     70,162      144,750        9,901           95
Large Cap Composite.............................           --       59,974         --       72,375           --           34

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------

                                                                  DIVIDENDS
                                                                  DECLARED     DIVIDENDS     NET
          NET ASSET                 NET REALIZED &                FROM NET     FROM NET     ASSET
            VALUE        NET          UNREALIZED     TOTAL FROM    INVEST-     REALIZED     VALUE
 PERIOD   BEGINNING   INVESTMENT    GAIN(LOSS) ON    INVESTMENT     MENT        GAIN ON     END OF    TOTAL
 ENDED    OF PERIOD  INCOME(*/**)    INVESTMENTS     OPERATIONS    INCOME     INVESTMENTS   PERIOD  RETURN(***)
-------------------------------------------------------------------------------------------------------------

                                       Multi-Managed Growth Portfolio

4/15/97-
3/31/98    $10.00       $0.18           $2.95          $3.13       $(0.08)      $(0.20)     $12.85    31.55%
3/31/99     12.85        0.16            4.41           4.57        (0.18)       (0.03)     17.21     35.98

                                   Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98     10.00        0.27            2.40           2.67        (0.13)       (0.17)     12.37     26.86

3/31/99     12.37        0.28            3.10           3.38        (0.23)       (0.02)     15.50     27.73

                                    Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98     10.00        0.41            1.68           2.09        (0.20)       (0.10)     11.79     21.10
3/31/99     11.79        0.43            1.57           2.00        (0.36)       (0.10)     13.33     17.27

                                       Multi-Managed Income Portfolio
4/15/97-
3/31/98     10.00        0.51            1.15           1.66        (0.27)       (0.10)     11.29     16.81
3/31/99     11.29        0.53            0.72           1.25        (0.40)       (0.07)     12.07     11.19

                               Asset Allocation: Diversified Growth Portfolio
4/15/97-
3/31/98     10.00        0.23            1.76           1.99        (0.12)       (0.16)     11.71     20.09
3/31/99     11.71        0.14            0.90           1.04        (0.12)       --         12.63      9.02

                                               Stock Portfolio
4/15/97-
3/31/98     10.00        0.03            4.80           4.83        (0.02)       (0.15)     14.66     48.59
3/31/99     14.66        0.03            1.84           1.87        (0.02)       (0.30)     16.21     13.05

--------
                                   RATIO OF
                                     NET
            NET                   INVESTMENT
           ASSETS    RATIO OF     INCOME TO
           END OF   EXPENSES TO    AVERAGE
 PERIOD    PERIOD   AVERAGE NET      NET       PORTFOLIO
 ENDED    (000'S)    ASSETS(+)    ASSETS(+)    TURNOVER
--------
          ----------------------------------------------

                       Multi-Managed Growth Portfolio
4/15/97-
3/31/98   $ 32,481    1.29%(#)      1.52%(#)     114%
3/31/99     69,712    1.19          1.11         124

                       Multi-Managed Moderate Growth
                                 Portfolio
4/15/97-
3/31/98     32,622    1.21(#)       2.36(#)      101
3/31/99     75,694    1.16          2.08         105

                        Multi-Managed Income/Equity
                                 Portfolio
4/15/97-
3/31/98     25,957    1.14(#)       3.72(#)       46
3/31/99     62,121    1.14          3.51          65

                       Multi-Managed Income Portfolio
4/15/97-
3/31/98     18,378    1.06(#)       4.69(#)       47
3/31/99     50,250    1.06          4.50          43

                    Asset Allocation: Diversified Growth
                                 Portfolio
4/15/97-
3/31/98     50,384    1.21(#)       2.06(#)      166
3/31/99    117,663    1.21          1.21         149

                              Stock Portfolio
4/15/97-
3/31/98     42,085    1.21(#)       0.24(#)       46
3/31/99     97,047    1.10          0.20          52

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

  + The investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                        NET INVESTMENT
                                  EXPENSES                  INCOME
                           ----------------------   ----------------------
                           3/31/98      3/31/99     3/31/98      3/31/99
                           --------   -----------   --------   -----------
Multi-Managed Growth
  Portfolio..............    1.44%       1.19%        1.37%       1.11%
Multi-Managed Moderate
  Growth Portfolio.......    1.40        1.16         2.17        2.08
Multi-Managed
  Income/Equity
  Portfolio..............    1.43        1.14         3.43        3.51
Multi-Managed Income
  Portfolio..............    1.50        1.07         4.25        4.49
Asset Allocation:
  Diversified Growth
  Portfolio..............    1.53        1.22         1.74        1.20
Stock Portfolio..........    1.26        1.10         0.19        0.20

See Notes to Financial Statements

----------------
200

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------

                                                                  DIVIDENDS
                                                                  DECLARED     DIVIDENDS     NET
          NET ASSET                 NET REALIZED &                FROM NET     FROM NET     ASSET
            VALUE        NET          UNREALIZED     TOTAL FROM    INVEST-     REALIZED     VALUE
 PERIOD   BEGINNING   INVESTMENT    GAIN(LOSS) ON    INVESTMENT     MENT        GAIN ON     END OF    TOTAL
 ENDED    OF PERIOD  INCOME(*/**)    INVESTMENTS     OPERATIONS    INCOME     INVESTMENTS   PERIOD  RETURN(***)
-------------------------------------------------------------------------------------------------------------

                                         Large Cap Growth Portfolio

2/8/99-
3/31/99    $10.00       $--              0.77          $0.77        --           --         $10.77     7.70%

                                        Large Cap Composite Portfolio
2/8/99-
3/31/99     10.00        0.01            0.43           0.44        --           --         10.44      4.40

                                          Large Cap Value Portfolio
2/8/99-
3/31/99     10.00        0.02            0.19           0.21        --           --         10.21      2.10

                                          Mid Cap Growth Portfolio
2/8/99-
3/31/99     10.00       --               0.46           0.46        --           --         10.46      4.60

                                           Mid Cap Value Portfolio
2/8/99-
3/31/99     10.00        0.02           (0.04)         (0.02)       --           --          9.98     (0.20)

                                             Small Cap Portfolio
2/8/99-
3/31/99     10.00       --              (0.09)         (0.09)       --           --          9.91     (0.90)

                                       International Equity Portfolio
2/8/99-
3/31/99     10.00        0.02            0.32           0.34        --           --         10.34      3.40

                                     Diversified Fixed Income Portfolio
2/8/99-
3/31/99     10.00        0.06           (0.12)         (0.06)       --           --          9.94     (0.60)

                                          Cash Management Portfolio

2/8/99-
3/31/99     10.00        0.06          --               0.06        --           --         10.06      0.60

--------            ------------------------------------
                                   RATIO OF
                                     NET
                                  INVESTMENT
            NET                   INCOME TO
           ASSETS    RATIO OF      AVERAGE
           END OF   EXPENSES TO      NET
 PERIOD    PERIOD   AVERAGE NET   ASSETS(#/    PORTFOLIO
 ENDED    (000'S)   ASSETS(#/+)       +)       TURNOVER
--------
                    ------------------------------------

                         Large Cap Growth Portfolio
2/8/99-
3/31/99   $ 14,916    1.10%         0.20%          6%

                       Large Cap Composite Portfolio
2/8/99-
3/31/99     11,834    1.10          0.55           8

                         Large Cap Value Portfolio
2/8/99-
3/31/99     13,625    1.10          1.53           5

                          Mid Cap Growth Portfolio
2/8/99-
3/31/99     13,887    1.15         (0.15)          5

                          Mid Cap Value Portfolio
2/8/99-
3/31/99     13,088    1.15          1.60           6

                            Small Cap Portfolio
2/8/99-
3/31/99     11,140    1.15          0.31           3

                       International Equity Portfolio
2/8/99-
3/31/99     13,693    1.30          1.43           7

                     Diversified Fixed Income Portfolio
2/8/99-
3/31/99     15,229    1.00          4.53          30

                         Cash Management Portfolio
2/8/99-
3/31/99      2,021    0.85          3.97          --

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

  + During the period February 8, 1999 (commencement of operations) through
    March 31, 1999, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                             NET INVESTMENT
                                EXPENSES #   INCOME (LOSS)#
                                ----------   --------------
Large Cap Growth..............     2.12%          (0.82)%
Large Cap Composite...........     2.33           (0.68)
Large Cap Value...............     2.16            0.47
Mid Cap Growth................     2.22           (1.22)
Mid Cap Value.................     2.23            0.52
Small Cap.....................     2.46           (1.00)
International Equity..........     3.59           (0.86)
Diversified Fixed Income......     1.91            3.62
Cash Management...............     8.41           (3.59)

See Notes to Financial Statements

                                                                ----------------

SEASONS SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Seasons Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/ Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Stock Portfolio, Large-Cap Growth Portfolio, Large-Cap Composite Portfolio, Large-Cap Value Portfolio, Mid-Cap Growth Portfolio, Mid-Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio and Cash Management Portfolio (constituting the fifteen portfolios of Seasons Series Trust, hereafter referred to as the "Trust") at March 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
May 19, 1999

----------------
202

----------------

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the year ended March 31, 1999.

During the year ended March 31, 1999 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                                                                                                  QUALIFYING % FOR
                                                                     NET             NET              NET                THE
                                                     TOTAL       INVESTMENT      SHORT-TERM        LONG-TERM        70% DIVIDENDS
                                                   DIVIDENDS       INCOME       CAPITAL GAINS    CAPITAL GAINS   RECEIVED DEDUCTION
                                                 -------------  -------------  ---------------  ---------------  -------------------
Multi-Managed Growth Portfolio.................    $     .21      $     .18       $     .03        $      --               3.35%
Multi-Managed Moderate Growth Portfolio........          .25            .23             .02               --               2.72
Multi-Manage Income/Equity Portfolio...........          .46            .36             .05              .05               2.35
Multi-Managed Income Portfolio.................          .47            .40             .04              .03               1.65
Asset Allocation: Diversified Growth
  Portfolio....................................          .12            .12              --               --              16.32
Stock Portfolio................................          .32            .02             .20              .10              14.64
Large Cap Growth Portfolio.....................           --             --              --               --                 --
Large Cap Composite Portfolio..................           --             --              --               --                 --
Large Cap Value Portfolio......................           --             --              --               --                 --
Mid Cap Growth Portfolio.......................           --             --              --               --                 --
Small Cap Growth Portfolio.....................           --             --              --               --                 --
International Equity Portfolio.................           --             --              --               --                 --
Diversified Fixed Income Portfolio.............           --             --              --               --                 --
Cash Management Portfolio......................           --             --              --               --                 --

                                                                ----------------

INDIVIDUAL PORTFOLIO REVIEWS

             To help you better understand the investment management of your SEASONS AND SEASONS SELECT VARIABLE ANNUITY, we have included on the following pages investment comments regarding the 15 investment portfolios of the Seasons Series Trust, the underlying investments of your SEASONS AND SEASONS SELECT VARIABLE ANNUITY. Each SEASONS STRATEGY invests in a different allocation of these underlying portfolios (not all portfolios are included in each STRATEGY):

             1.  Multi-Managed Growth Portfolio

             2.  Multi-Managed Moderate Growth Portfolio

             3.  Multi-Managed Income/Equity Portfolio

             4.  Multi-Managed Income Portfolio

             5.  Asset Allocation: Diversified Growth Portfolio

             6.  Stock Portfolio

              SEASONS SELECT PORTFOLIOS

             7.  Large Cap Growth Portfolio

             8.  Large Cap Composite Portfolio

             9.  Large Cap Value Portfolio

             10. Mid Cap Growth Portfolio

             11. Mid Cap Value Portfolio

             12. Small Cap Portfolio

             13. International Equity Portfolio

             14. Diversified Fixed Income Portfolio

             15. Cash Management Portfolio

             Asset allocations for each STRATEGY, as shown in your SEASONS prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the SEASONS STRATEGIES as well as their underlying portfolios, please refer to your SEASONS prospectus.

             Seasons Select Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

             In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 1999. Descriptions of these market indices are provided next to the individual graphs.

             PLEASE NOTE THAT THE GRAPHS AND TABLES THAT ACCOMPANY THE FOLLOWING INVESTMENT COMMENTS SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SEASONS SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES.

----------------
204

MULTI-MANAGED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital
PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP
Managed Components:                       Aggressive Growth, Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              MULTI-MANAGED           BLENDED         S&P 500      LEHMAN BROTHERS

              Growth Portfolio      Benchmark Index       Index      Aggregate Index
4/15/97                $10,000              $10,000     $10,000              $10,000
4/97                   $10,180              $10,357     $10,618              $10,106
6/97                   $10,990              $11,317     $11,769              $10,324
9/97                   $12,100              $12,193     $12,652              $10,667
12/97                  $11,947              $12,393     $13,016              $10,981
3/98                   $13,155              $13,573     $14,831              $11,150
6/98                    13,810              $13,763     $15,321              $11,411
9/98                    12,950              $12,675     $13,797              $11,893
12/98                   15,705              $14,450     $16,735              $11,934
3/99                    17,887              $14,640     $17,569              $11,874

----------------------------------
MULTI-MANAGED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99
----------------------------------
  1-Year                                35.98%
  Since Inception (4/15/97)             34.51%
----------------------------------

The Blended Benchmark Index consists of 51% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 27% Lehman Brothers Aggregate Index, 20% Russell 2000 Index, and 2% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW
The Portfolio returned 35.98% over the 12-month period ended March 31, 1999, versus a return of 7.86% for its blended benchmark return and well ahead of the 18.46% for the S&P 500 Index.

A strong year for large-cap U.S. growth and technology stocks contained in both the Growth and Balanced components of the Portfolio had a significantly positive impact on overall performance. Two standout performers for the Growth component were Internet pioneers AMERICA ONLINE and AMAZON.COM. Other strong contributors in the Growth component's technology holdings were NOKIA in the wireless equipment market, as well as TIME WARNER and COMCAST in the cable sector.

In the Balanced component, the dominant investment themes were both quality and growth. During the period, SunAmerica Asset Management increased exposure to select healthcare and technology positions, which aided overall performance. Recent portfolio increases have been in the telecommunications and media sectors, as SunAmerica Asset Management believes these two industries are going to benefit from synergistic opportunities in the near future.

Performance of small-cap stocks was highly concentrated in particular industry groups and was dominated by the market leaders in these sectors. The Aggressive Growth component, which focuses on these smaller company stocks, was subject to this focused market leadership and lagged the overall market. Despite mixed stock performance in consumer cyclicals, healthcare, and financial sectors, the Portfolio experienced very strong gains in the technology sector, especially among the Fund's Internet positions.

In the Fixed Income component, Wellington was able to deliver strong performance despite their high-yield bond exposure and underweight position in Treasuries. These strategies hurt performance during the flight-to-quality in the summer and early fall as investors poured money into U.S. Treasuries. However, positions in high-yield securities provided strong relative performance over the past two quarters. Overall, Wellington was able to outperform the Lehman Brothers Government/Corporate Bond Index benchmark for the 1-year period due to holdings in longer-maturity bonds, which appreciated when interest rates fell.

The Multi-Managed Growth Portfolio team believes that a moderate growth, low inflationary environment will continue. A solid economic backdrop, liquidity, and moderate corporate earnings growth will be the driving force behind equity market advancement. However, volatility may continue. The dynamics of this period continue to change, but the basic underpinnings of the market remain intact. One area of concern, based on current valuations, is Internet stocks, where the management team remains cautious.

                                                                ----------------

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth, with capital preservation as a secondary objective

PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP

Managed Components:                       Aggressive Growth, Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MULTI-MANAGED MODERATE           BLENDED         S&P 500      LEHMAN BROTHERS

                      Growth Portfolio      Benchmark Index       Index      Aggregate Index
4/15/97                        $10,000              $10,000     $10,000              $10,000
4/97                           $10,160              $10,291     $10,618              $10,106
6/97                           $10,890              $11,099     $11,769              $10,324
9/97                           $11,830              $11,871     $12,652              $10,667
12/97                          $11,753              $12,083     $13,016              $10,981
3/98                           $12,686              $13,016     $14,831              $11,150
6/98                           $13,199              $13,201     $15,321              $11,411
9/98                           $12,645              $12,469     $13,797              $11,893
12/98                          $14,699              $13,827     $16,735              $11,934
3/99                           $16,204              $13,925     $17,569              $11,874

----------------------------------
MULTI-MANAGED MODERATE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99
----------------------------------
  1-Year                                27.73%
  Since Inception (4/15/97)             27.90%
----------------------------------

The Blended Benchmark Index consists of 37.9% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 42.3% Lehman Brothers Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio returned 27.73% over the 12-month period ended March 31, 1999, versus a return of 6.99% for its blended benchmark return and ahead of the 18.46% return for the S&P 500 index.

The Aggressive Growth component, which focuses on smaller-company stocks, experienced choppy performance where only a select group of stocks had positive performance -- making stock selection very important. Many holdings declined in value as a select few advanced. The Portfolio experienced very strong gains in the technology sector, especially among its Internet positions. Along with these gains, the recent rebound of oil services stocks and the communications services sector, aided overall performance. Market leadership was concentrated in large-cap growth and technology stocks. Holdings of these firms in both the Growth and Balanced components had a significantly positive impact on the Portfolio's performance. Two standout performers for the Growth component were Internet pioneers AMERICA ONLINE and AMAZON.COM. In the Balanced component, the dominant investment theme was quality and growth. During the period, SunAmerica Asset Management increased exposure to select healthcare and technology positions, as prospects for both remain positive.

In the Fixed Income component, strong performance was delivered despite the high-yield bond exposure and underweighted position in Treasuries. High-yield bonds underperformed all other fixed-income classes during the first six months of the period as investors flocked to high-quality issues. Positions in government bonds, although underweighted, provided strong overall performance. Wellington was able to outperform the Lehman Brothers Government/Corporate Bond Index benchmark for the one-year period due to holdings in longer-duration bonds when interest rates fell.

SunAmerica Asset Management's strategy for the remainder of 1999 is to continue to find companies with above average revenue and earnings growth. The Multi-Managed Moderate Growth Portfolio team believes that we will remain in a moderate growth, low inflationary environment. A solid economic backdrop, liquidity, and moderate corporate earnings growth will continue to be the driving force of the market and higher prices may follow. Markets may be volatile. Strong fundamentals have been the foundation for the market advance, although we are cautious with current valuations of some Internet stocks.

----------------
206

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital preservation, while maintaining some potential for long-term growth

PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP

Managed Components:                       Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 MULTI-MANAGED               BLENDED         S&P 500      LEHMAN BROTHERS

              Income/Equity Portfolio      Benchmark Index       Index      Aggregate Index
4/15/97                       $10,000              $10,000     $10,000              $10,000
4/97                          $10,180              $10,275     $10,618              $10,106
6/97                          $10,590              $10,787     $11,769              $10,324
9/97                          $11,200              $11,295     $12,652              $10,667
12/97                         $11,411              $11,625     $13,016              $10,981
3/98                          $12,110              $12,277     $14,831              $11,150
6/98                          $12,531              $12,602     $15,321              $11,411
9/98                          $12,592              $12,542     $13,797              $11,893
12/98                         $13,594              $13,429     $16,735              $11,934
3/99                          $14,201              $13,614     $17,569              $11,874

----------------------------------
MULTI-MANAGED INCOME/EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99
----------------------------------
  1-Year                                17.27%
  Since Inception (4/15/97)             19.58%
----------------------------------

The Blended Benchmark Index consists of 33.4% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 63.8% Lehman Brothers Aggregate Index, and 2.8% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio returned 17.27% over the 12-month period ended March 31, 1999, versus a return of 10.89% for its blended benchmark, 18.46% for the S&P 500 Index, and 6.50% for the Lehman Brothers Aggregate Bond Index.

The Growth and Balanced components had a significantly positive impact on the overall performance of the Portfolio. With the strength found in large-cap domestic growth and technology stocks, Internet pioneers AMERICA ONLINE and AMAZON.COM contributed stellar results. The Balanced component remained focused on quality and growth. In turn, SunAmerica Asset Management increased exposure to select healthcare and technology positions.

Fixed Income assets reported positive results over the past 12 months. Because bond prices move in the opposite direction of interest rates, Wellington benefited from a slightly long duration during the decline in rates throughout the summer. Treasury yields fell as a flight-to-quality stemmed from uncertainty in global markets; because of this, government bonds ended the period as the strongest performing fixed-income asset class. Positions in high-yield bonds performed poorly as investors indiscriminately sold them during the second and third quarters of 1998. This trend reversed and the high-yield sector assumed fixed-income market leadership in recent months.

The Multi-Managed Income/Equity Portfolio team believes that we remain in a moderate growth, low inflationary environment. A solid economic backdrop, liquidity, and moderate corporate earnings growth will continue to be the driving force of the market and higher prices are ahead. Volatility, however, should continue. The dynamics of this period continue to change, but the basic foundation of this market remains intact.

                                                                ----------------

MULTI-MANAGED INCOME PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital preservation

PORTFOLIO MANAGERS:                       SunAmerica Asset Management Corp.
                                          Janus Capital Corporation
                                          Wellington Management Company, LLP

Managed Components:                       Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MULTI-MANAGED           BLENDED         S&P 500      LEHMAN BROTHERS

             Income Portfolio      Benchmark Index       Index      Aggregate Index
4/15/97               $10,000              $10,000     $10,000              $10,000
4/97                  $10,160              $10,193     $10,618              $10,106
6/97                  $10,510              $10,563     $11,769              $10,324
9/97                  $10,980              $10,989     $12,652              $10,667
12/97                 $11,236              $11,312     $13,016              $10,981
3/98                  $11,681              $11,724     $14,831              $11,150
6/98                  $12,012              $12,017     $15,321              $11,411
9/98                  $12,260              $12,232     $13,797              $11,893
12/98                 $12,762              $12,697     $16,735              $11,934
3/99                  $12,988              $12,758     $17,569              $11,874

----------------------------------
MULTI-MANAGED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99
----------------------------------
  1-Year                                11.19%
  Since Inception (4/15/97)             14.26%
----------------------------------

The Blended Benchmark Index consists of 17.35% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 80.95% Lehman Brothers Aggregate Index, and 1.70% Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio returned 11.19% over the 12-month period through March 31, 1999, versus a return of 8.82% for its blended benchmark. In comparison, the Lehman Brothers Aggregate Index gained 6.50% for the period. With over 75% of the portfolio's assets in bonds, the Fixed Income component was the driving force behind portfolio performance.

Despite the Fixed Income component's high yield exposure and the underweight position in Treasuries which hurt the performance during the flight-to-quality in the summer and early fall, the component was able to provide competitive performance for the one-year period due to a slightly longer duration stance while rates fell. As of March 31, 1999 the Fixed Income component's effective duration was 5.57 years, vs. the 5.55 years effective duration of the Lehman Brothers Government/Corporate Bond Index. The Fixed Income component was invested as follows on March 31, 1999: 37% in US Treasuries and Agencies, 30% in investment-grade corporate issues, 20% in mortgage-backed securities, 10% in high yield, 0% in non-U.S.$ denominated securities, and 3% in cash and equivalents. Although there are no non-dollar bonds in the Fixed Income component as of March 31, 1999, the volatile world financial conditions are likely to provide some good entry points in the near future.

A strong year for U.S. large-cap growth and technology stocks contained in both the Growth and Balanced components had a positive impact on the portfolio's performance. Two standout performers for the Growth component were Internet pioneers AMERICA ONLINE and AMAZON.COM. Other strong contributors in the Growth component's technology holdings were NOKIA in the wireless equipment market as well as TIME WARNER and COMCAST in the cable sector. Regarding the Balanced component, the dominant investment theme was quality and growth. During the period, SunAmerica Asset Management increased their exposure to select healthcare and technology positions.

----------------
208

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital appreciation

PORTFOLIO MANAGER:                        Putnam Investment Management, Inc.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 ASSET ALLOCATION:               BLENDED         S&P 500      LEHMAN BROTHERS

             Diversified Growth Portfolio      Benchmark Index       Index      Aggregate Index
4/15/97                           $10,000              $10,000     $10,000              $10,000
4/97                              $10,180              $10,470     $10,618              $10,106
6/97                              $10,900              $11,453     $11,769              $10,324
9/97                              $11,610              $12,033     $12,652              $10,667
12/97                             $11,240              $12,122     $13,016              $10,981
3/98                              $12,009              $13,527     $14,831              $11,150
6/98                              $12,234              $13,891     $15,321              $11,411
9/98                              $11,035              $12,796     $13,797              $11,893
12/98                             $12,750              $14,946     $16,735              $11,934
3/99                              $13,092              $15,422     $17,569              $11,874

----------------------------------
ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99
----------------------------------
  1-Year                                 9.02%
  Since Inception (4/15/97)             14.72%
----------------------------------

The Blended Benchmark Index consists of 60% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 20% Lehman Brothers Aggregate Index, and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Lehman Brothers Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The MSCI EAFE Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

PERFORMANCE REVIEW

For the 12-months ended March 31, 1999, the Seasons Series Trust Asset
Allocation: Diversified Growth Portfolio returned 9.02%, lagging its blended benchmark, which rose 13.94%. The primary reason for the underperformance was the Portfolio's large holdings of U.S. VALUE equities, which did not perform as well as U.S. GROWTH equities. The disparity between value and growth in 1998 was one of the largest on record as large-cap growth stocks dominated market performance. The Portfolio now includes a large-cap growth component, which should aid performance moving forward.

Putnam's models now favor bonds relative to equities. According to Putnam, U.S. equities appear vulnerable as rising interest rates and lofty valuations diminish the outlook for 1999. Putnam is over-weighting U.S. large-cap equities versus small-cap equities and over-weighting European equities versus U.S. equities. They are also moving towards an overweighted allocation in U.S. bonds based on their favorable value relative to equities.

                                                                ----------------

STOCK PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term capital appreciation with a secondary goal to increase dividend income through investments in growth-oriented companies

PORTFOLIO MANAGER:                        T. Rowe Price Associates, Inc.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           STOCK PORTFOLIO    S&P 500 INDEX
4/15/97             $10,000           $10,000
4/97                $10,440           $10,618
6/97                $11,700           $11,769
9/97                $12,540           $12,652
12/97               $12,893           $13,016
3/98                $14,859           $14,831
6/98                $15,052           $15,321
9/98                $13,359           $13,797
12/98               $16,404           $16,735
3/99                $16,798           $17,569

----------------------------------
STOCK PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99
----------------------------------
  1-Year                                13.05%
  Since Inception (4/15/97)             30.27%
----------------------------------

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

The Seasons Series Trust Stock Portfolio gained 13.05% during the 12-month period ending March 31, 1999, trailing the S&P 500 Index, which returned 18.46%.

Over the past year, the strong performance of the S&P 500 Index was driven by a handful of the largest stocks in the Index, particularly technology stocks. Although the Portfolio enjoyed stellar results with stocks such as MCI WORLDCOM, MICROSOFT, AMERICA ONLINE, and WAL-MART, diversification in stocks other than the largest growth stocks restrained performance during the period. The performance of financial stocks was mixed over the past year, as many firms were impacted by concerns about the global economy and financial markets worldwide. Key holdings such as CITIGROUP and WELLS FARGO hurt performance. However, T. Rowe Price was able to add MORGAN STANLEY DEAN WITTER to the portfolio near its 1998 low and benefited from the firm's powerful rebound. Internationally, an over-weighting in Europe and an under-weighting in Japan, where we continue to be cautious, hurt results relative to the bellwether international index -- MSCI EAFE.

Looking forward, T. Rowe Price believes the domestic stock market could experience increasing volatility as the year progresses, and that returns this year will be more in line with historical averages.

----------------
210

LARGE CAP GROWTH PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Large Cap Growth Portfolio returned 7.70% versus the S&P 500/BARRA Growth Index return of 5.56%.

The strongest industry sectors during the reporting period were technology, telecommunications, and cable industries. As an example, NOKIA, the wireless communications company, performed well, supported by continued growth of cellular subscribers on a worldwide basis and by new product introductions in handsets and in base station infrastructure equipment. Internet positions, such as AMAZON.COM, @HOME, and AMERICA ONLINE, also performed well. In the cable area, UNITED INTERNATIONAL HOLDINGS, which owns a number of cable systems in Europe, Latin America, and Australia, experienced the most dramatic price move.

Detractors from performance were found in the consumer staples and financial sector. Positions in consumer staples will be held as they maintain strong business franchises, dominant market positions, and sustainable growth rates. The Portfolio will hold financial stocks because the management team believes that the sector should benefit from the strong performance of the U.S. economy.

LARGE CAP COMPOSITE PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Large Cap Composite Portfolio returned 4.40% versus the S&P 500 Index return of 4.01%.

Technology and financial companies were two of the strongest sectors during the reporting period. Representative companies in these sectors include IBM, MCI WORLDCOM, and CITIGROUP.

Given the potential for a slowdown in economic growth during the second half of the year, there is a possibility of a correction in the small group of stocks that have powered a significant portion of the performance of large-cap stocks as a whole. Many of the stocks in the Portfolio are attractively priced, and the management team believes these holdings could benefit from the type of economic environment forecasted in the coming months.

                                                                ----------------

LARGE CAP VALUE PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Large Cap Value Portfolio returned 2.10% versus the S&P 500/BARRA Value Index return of 2.26%.

Some of the strongest contributors during the reporting period were energy-related companies, with BAKER HUGHES, UNOCAL and UNION PACIFIC RESOURCES among the top performers. Outside of energy, other stocks showing notable strength were FIRST DATA, CITIGROUP, and GENERAL MOTORS. Some of the weaker performers included OLIN, R.R. DONNELLEY, SOUTHERN COMPANY, and TENET HEALTHCARE.

Value portfolios, in general, have been hampered for some time now as market participants continue to bid up prices of high-flying technology stocks, and in particular Internet-related stocks. At some point there may be a correction in many of these shares, and value portfolios should provide a measure of protection for conservative long-term investors. At times like this it helps to keep in mind that the primary objective of value portfolios is to generate appealing returns over time through a combination of capital appreciation and dividend income.

Fundamentally, the portfolio management team continues to focus on the core business characteristics that provide a foundation for long-term growth, such as strength of franchise, quality of management, and free cash flow, along with favorable demographic trends. The portfolio managers continue to be enthusiastic about the business fundamentals of the companies they own as well as current themes, such as cable, telecommunications, pharmaceuticals, and the Internet.

Looking ahead, the narrow character of the stock market's advance i.e., performance being led by a relatively small number of companies, and the modest rise in interest rates seen over the last quarter are cause for concern. But the resilience of the U.S. economy, coupled with the absence of inflation, and the outstanding opportunities from many of the companies in which the managers have invested, supports a positive outlook for the Portfolio.

MID CAP GROWTH PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Mid Cap Growth Portfolio returned 4.60% versus the Russell Midcap Growth Index return of 7.17%.

Among industry categories, technology and consumer cyclicals produced some of the best results, while most industrial and utility areas saw price declines. Some of the top contributors to the Portfolio included: ECHOSTAR COMMUNICATION, CHARLES SCHWAB, CIRCUIT CITY STORES, INTERMEDIA COMMUNICATIONS and SANTA FE INTERNATIONAL. Some of the largest detractors to performance were found in the computer services and software sector, NETWORK ASSOCIATES and COMPUWARE.

The U.S. economy continues to provide a positive backdrop for the equity market and the portfolio managers continue to seek companies that have the best prospects for capital appreciation over the long term.

----------------
212

MID CAP VALUE PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Mid Cap Value Portfolio returned -0.20% versus the Russell Midcap Value Index return of 2.60%.

Energy related stocks were among the strongest performers during the reporting period, for example, VALERO ENERGY CORP and KERR MCGEE provided strong results. The stocks of companies in healthcare services and electric utilities were weak during the period.

Currently, mid-cap stocks are selling at very attractive prices (based on price-to-earnings ratios) relative to large-cap holdings. This creates strong investment opportunities for the portfolio management team. They remain focused on the long term and believe that once short-term issues are resolved and cycles turn, or corporate actions become evident and acknowledged by the broader Wall Street community, value investments will generate solid returns for investors.

SMALL CAP PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Small Cap Portfolio returned -0.90%, beating the benchmark Russell 2000 Index return of -3.38%.

Despite strong performance in January, small-cap stocks retreated in February and suffered from unusually high price volatility in March. Anticipated earnings disappointments also hurt small-company stock prices. As a result, investors continued to look for superior, earnings-driven, large-company stocks for growth potential.

Areas of emphasis in the Portfolio include technology, the "new media" companies of the Internet, telecommunications services, consumer cyclicals, oil services, and a small position in healthcare.

Looking ahead, the managers believe that a solid U.S. economy and an anticipated global economic expansion provide a favorable background for earnings growth among smaller companies. This could create a very attractive environment for small-cap stocks. The managers are closely watching valuation and volatility levels and expect that bottom-up stock picking and diversification will be the key to generating performance for the Portfolio.

                                                                ----------------

INTERNATIONAL EQUITY PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the International Equity Portfolio returned 3.40% versus the MSCI EAFE Index return of 2.71%.

International markets displayed mixed results during the reporting period. Japan and the Far Eastern emerging markets rose significantly during the first quarter of 1999. Near the end of the quarter, this global recovery spread to South America as well. Japan's impressive gains can be attributed to improved investor sentiment after authorities gave their financial support to the restructuring of the banking sector. In addition, strong gains were generated in positions in Germany, as well as many U.K. holdings. Overall, performance was weaker in European and Canadian companies, where markets contracted over the period.

Ongoing corporate cost cutting programs, recent weakness in the Euro (which makes European exports more attractive), and a pace of economic growth exceeding 2% may also help to support stronger performance in the European equity markets. Prospects for Japan are mixed, and the portfolio management team remains cautious due to concerns of continuing economic recession.

DIVERSIFIED FIXED INCOME PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Diversified Fixed Income Portfolio returned -0.6% during the reporting period versus the Lehman Brothers Govt/Corporate Bond Index return of -0.46%.

Interest rates rose modestly during the reporting period, which had a slightly negative effect on the return of U.S. Treasury issues. High yield securities, representing a relatively small portion of the Portfolio, helped to offset this interest rate movement and provided a positive return.

A couple of sectors -- corporate bonds and mortgages -- continue to provide very good value despite the recent narrowing of yield spreads over Treasuries. Returns should be enhanced by the incremental income that can be earned over time (due to the yield spread over Treasuries) and by any narrowing of yield spreads between these sectors and Treasuries (providing an appreciation in the market price of the bonds). As yield spreads contract, Treasury positions may be increased, given the attractive relative valuations.

CASH MANAGEMENT PORTFOLIO

PERFORMANCE REVIEW

From its inception date of February 8, 1999 through March 31, 1999, the Cash Management Portfolio returned 0.60% during the reporting period versus the Lipper Money Market Instrument Average return of 0.63%.

Projected slower growth, specifically in consumer spending, along with a continued inflation-friendly environment, should enable the Federal Reserve to refrain from raising short-term interest rates in the foreseeable future. The portfolio manager expects to maintain the average days to maturity equal to or slightly longer than industry averages, unless signs of inflation begin to emerge.

----------------
214

----------------

SEASONS SERIES TRUST
SHAREHOLDER INFORMATION (UNAUDITED)

  SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the Seasons Series Trust Portfolio's was held on December 30, 1998. Each of the applicable Portfolios voted in favor of adopting the following proposals, therefore, the results are aggregated for the Portfolio unless otherwise specified.

1. To elect a slate of four members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                                              VOTES IN      VOTES
                                                                              FAVOR OF    ABSTAINED
                                                                            ------------  ----------
James K. Hunt.............................................................    14,087,333    325,539
Monica C. Lozano..........................................................    14,087,333    325,539
Allan L. Sher.............................................................    14,087,333    325,539
William M. Wardlaw........................................................    14,087,333    325,539

2. To approve a new investment advisory and management agreement between Seasons Series Trust, on behalf of each separate investment Portfolio thereof and SunAmerica Asset Management Corp. ("SAAMCo"), the terms of which are identical in all material respects to the existing investment advisory and management agreement.

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  13,642,196    243,993    526,679

3. To approve a new subadvisory agreement, the terms of which are identical in all material respects to the existing subadvisory agreement between:

   (a) SAAMCo and Janus Capital Corporation (Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios Only).

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  13,510,552    238,824    663,494

  (b) SAAMCo and Wellington Management Company, LLP (Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios Only).

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  13,384,266    341,063    687,539

  (c) SAAMCo and T. Rowe Price Associates, Inc. (Stock Portfolio Only).

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  13,441,457    249,047    722,366

  (d) SAAMCo and Putnam Investment Management, Inc. (Asset Allocation:
      Diversified Growth Portfolio Only).

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  13,421,588    297,263    694,019

4. To approve changing the fundamental investment restriction relating to:

   (a) the ability to engage in borrowing transactions.

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  12,911,134    744,207    757,531

                                                                ----------------

  (b) the ability to engage in lending transactions.

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  13,004,822    759,833    648,214

5. To ratify the selection of independent accountants.

  VOTES IN      VOTES      VOTES
  FAVOR OF     AGAINST   ABSTAINED
------------  ---------  ----------
  13,562,704    268,499    581,665

----------------
216

J-1906-AR (R 5/99)